                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-91860

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 12, 2005:
                        POLARIS ADVISOR VARIABLE ANNUITY

THE DATE OF THE PROSPECTUS AND ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO OCTOBER 24, 2005.

EFFECTIVE NOVEMBER 1, 2005, THE FOLLOWING VARIABLE PORTFOLIOS' MANAGERS HAVE BEEN REPLACED AS FOLLOWS:

     Global Equities Portfolio
     Previous Manager: Alliance Capital Management L.P.
     New Manager: J.P. Morgan Investment Management Inc.

     Growth Opportunities Portfolio
     Previous Manager: AIG SunAmerica Asset Management Corp.
     New Manager: Van Kampen

REPLACE THE LAST PARAGRAPH IN THE "MINIMUM DISTRIBUTIONS" SUBSECTION OF THE "TAXES" SECTION OF THE PROSPECTUS WITH THE FOLLOWING:

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

THE FOLLOWING PARAGRAPHS ARE INSERTED IN THE "OTHER INFORMATION" SECTION FOLLOWING "THE GENERAL ACCOUNT" SUBSECTION OF THE PROSPECTUS UNDER A NEW SUBSECTION HEADING "GUARANTEE OF INSURANCE OBLIGATIONS":

Insurance obligations under contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

THE PARAGRAPH BELOW SHOULD BE INSERTED AS THE LAST PARAGRAPH OF THE "FINANCIAL STATEMENTS" SUBSECTION IN THE "OTHER INFORMATION" SECTION OF THE PROSPECTUS:

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

                Please keep this supplement with your prospectus.

Dated: October 24, 2005

--------------------------------------------------------------------------------
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                  POLARIS ADVISOR VARIABLE ANNUITY (R-3463-PRO)

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT ONE
                      ICAP II VARIABLE ANNUITY (I-0970-PRO)

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FOUR
           ANCHOR ADVISOR VARIABLE ANNUITY (V-1648-PRO AND V-1732-PRO)

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND ALL REFERENCES IN THE PROSPECTUS TO THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO AUGUST 12, 2005.

THE FOLLOWING REPLACES THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM SECTION OF THE PROSPECTUS:

FINANCIAL STATEMENTS

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the

Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549
CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604
NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2




Dated: August 12, 2005

                Please keep this Supplement with your Prospectus.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                         PROSPECTUSES DATED MAY 2, 2005:

                AMERICAN PATHWAY II VARIABLE ANNUITY (P-1201-PRO)
                      POLARIS VARIABLE ANNUITY (R-1319-PRO)
             POLARIS II VARIABLE ANNUITY (R-3465-PRO AND R-3465-PRR)
                  POLARISAMERICA VARIABLE ANNUITY (B-2468-PRO)
  POLARIS PLATINUM II VARIABLE ANNUITY (R-3456-PRO, R-3456-PNR AND B-3483-PRO)
         POLARIS PROTECTOR VARIABLE ANNUITY (R-3451-PRO AND R-3451-PNR)
                  POLARIS ADVISOR VARIABLE ANNUITY (R-3463-PRO)
                 POLARIS CHOICE II VARIABLE ANNUITY (R-3460-PRO)
--------------------------------------------------------------------------------

THE THIRD PARAGRAPH UNDER THE HEADING TITLED LEGAL PROCEEDINGS LOCATED IN THE OTHER INFORMATION SECTION OF THE PROSPECTUS IS HEREBY REPLACED WITH THE
FOLLOWING:

        On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.

        Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

        On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

        AIG is the direct parent company and an affiliated person of the AIG SunAmerica Life Assurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.

        In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.


Date:  June 13, 2005


                Please keep this Supplement with your Prospectus

                             [POLARIS ADVISOR LOGO]

                                   PROSPECTUS
                                  MAY 2, 2005

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - Variable Portfolios listed below and
To learn more about the annuity               available fixed account options. The Variable Portfolios invest in the underlying
offered in this prospectus, you can           funds of the American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"),
obtain a copy of the Statement of             Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van
Additional Information ("SAI") dated          Kampen Life Investment Trust ("VKT").
May 2, 2005. The SAI has been filed
with the United States Securities and         STOCKS:
Exchange Commission ("SEC") and is                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
incorporated by reference into this                 - Aggressive Growth Portfolio                                              SAST
prospectus. The Table of Contents of                - Blue Chip Growth Portfolio                                               SAST
the SAI appears at the end of this                  - "Dogs" of Wall Street Portfolio*                                         SAST
prospectus. For a free copy of the                  - Growth Opportunities Portfolio                                           SAST
SAI, call us at (800) 445-SUN2 or                 MANAGED BY BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT
write to us at our Annuity Service                  - Small & Mid Cap Value Portfolio                                          SAST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
California 90054-0299.                              - Alliance Growth Portfolio                                                SAST
                                                    - Global Equities Portfolio                                                SAST
In addition, the SEC maintains a                    - Growth-Income Portfolio                                                  SAST
website (http://www.sec.gov) that                 MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
contains the SAI, materials                         - American Funds Global Growth Portfolio                                   AFIS
incorporated by reference and other                 - American Funds Growth Portfolio                                          AFIS
information filed electronically with               - American Funds Growth-Income Portfolio                                   AFIS
the SEC by the Company.                           MANAGED BY DAVIS ADVISORS
                                                    - Davis Venture Value Portfolio                                            SAST
ANNUITIES INVOLVE RISKS, INCLUDING                  - Real Estate Portfolio                                                    SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Federated American Leaders Portfolio*                                    SAST
GUARANTEED OR ENDORSED BY, ANY BANK.                - Telecom Utility Portfolio                                                SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
FEDERAL DEPOSIT INSURANCE                           - Goldman Sachs Research Portfolio                                         SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY LORD, ABBETT & CO.
BOARD OR ANY OTHER AGENCY.                          - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio                              SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager Portfolio                                         SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio*                                        VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio                                  VKT
                                                    - Van Kampen LIT Growth and Income Portfolio                                VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated
                                              American Leaders Portfolio is an equity fund seeking growth of capital and income;
                                                and Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE AND EXPENSE TABLE...........................................................
                                                                                      4
    Maximum Owner Transaction Expenses...........................................
                                                                                      4
    Contract Maintenance Fee.....................................................
                                                                                      4
    Separate Account Annual Expenses.............................................
                                                                                      4
    Underlying Fund Expenses.....................................................
                                                                                      4
 EXAMPLES........................................................................
                                                                                      5
 THE POLARIS ADVISOR VARIABLE ANNUITY............................................
                                                                                      6
 PURCHASING A VARIABLE ANNUITY...................................................
                                                                                      6
    Allocation of Purchase Payments..............................................
                                                                                      7
    Accumulation Units...........................................................
                                                                                      7
    Right to Examine.............................................................
                                                                                      7
 INVESTMENT OPTIONS..............................................................
                                                                                      8
    Variable Portfolios..........................................................
                                                                                      8
        American Funds Insurance Series..........................................
                                                                                      8
        Anchor Series Trust......................................................
                                                                                      8
        Lord Abbett Series Fund, Inc. ...........................................
                                                                                      8
        SunAmerica Series Trust..................................................
                                                                                      8
        Van Kampen Life Investment Trust.........................................
                                                                                      8
    Fixed Account Options........................................................
                                                                                      9
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                      9
    Dollar Cost Averaging Program................................................
                                                                                     10
    Asset Allocation Program.....................................................
                                                                                     10
    Transfers During the Accumulation Phase......................................
                                                                                     11
    Automatic Asset Rebalancing Program..........................................
                                                                                     12
    Voting Rights................................................................
                                                                                     13
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                     13
 ACCESS TO YOUR MONEY............................................................
                                                                                     13
    Systematic Withdrawal Program................................................
                                                                                     13
    Minimum Contract Value.......................................................
                                                                                     14
 DEATH BENEFIT...................................................................
                                                                                     14
    Standard Death Benefit.......................................................
                                                                                     14
    Optional Enhanced Death Benefits.............................................
                                                                                     15
    Optional EstatePlus Benefit..................................................
                                                                                     15
    Spousal Continuation.........................................................
                                                                                     16
 EXPENSES........................................................................
                                                                                     16
    Separate Account Expenses....................................................
                                                                                     16
    Underlying Fund Expenses.....................................................
                                                                                     17
    Transfer Fee.................................................................
                                                                                     17
    Optional Enhanced Death Benefit Fee..........................................
                                                                                     17
    Optional EstatePlus Fee......................................................
                                                                                     17
    Premium Tax..................................................................
                                                                                     17
    Income Taxes.................................................................
                                                                                     17
    Reduction or Elimination of Charges and Expenses,
      and Additional Amounts Credited............................................
                                                                                     17
 INCOME OPTIONS..................................................................
                                                                                     17
    Annuity Date.................................................................
                                                                                     17
    Income Options...............................................................
                                                                                     18
    Fixed or Variable Income Payments............................................
                                                                                     18
    Income Payments..............................................................
                                                                                     18
    Transfers During the Income Phase............................................
                                                                                     19
    Deferment of Payments........................................................
                                                                                     19
 TAXES...........................................................................
                                                                                     19
    Annuity Contracts in General.................................................
                                                                                     19
    Tax Treatment of Distributions - Non-Qualified Contracts.....................
                                                                                     19
    Tax Treatment of Distributions - Qualified Contracts.........................
                                                                                     19
    Minimum Distributions........................................................
                                                                                     20
    Tax Treatment of Death Benefits..............................................
                                                                                     20
    Contracts Owned by a Trust or Corporation....................................
                                                                                     21
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                     21
    Diversification and Investor Control.........................................
                                                                                     21
 OTHER INFORMATION...............................................................
                                                                                     21
    AIG SunAmerica Life..........................................................
                                                                                     21
    The Separate Account.........................................................
                                                                                     21
    The General Account..........................................................
                                                                                     22
    Registration Statement.......................................................
                                                                                     22
    Payments in Connection with Distribution of the Contract.....................
                                                                                     22
    Administration...............................................................
                                                                                     23
    Legal Proceedings............................................................
                                                                                     23
    Independent Registered Public Accounting Firm................................
                                                                                     23
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................
                                                                                     23
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................
                                                                                    A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................
                                                                                    B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................
                                                                                    C-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Trust, Inc. and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris Advisor Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and available fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive your contract value on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS ADVISOR VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             FEE AND EXPENSE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES................................................................  None

TRANSFER FEE..................                        $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE..................................................................  None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Mortality and Expense Risk Charge...............................................  1.52%
Optional Enhanced Death Benefit Fee(1)..........................................  0.20%
Optional EstatePlus Fee(2)......................................................  0.25%
                                                                                  =====
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES....................................  1.97%

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

UNDERLYING FUND EXPENSES

                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM   MAXIMUM
                          -------------------------------------                             -------   -------
(expenses that are deducted from the Underlying Funds, including management fees, other
 expenses and service (12b-1) fees, if applicable)........................................   0.55%     1.85%

FOOTNOTES TO THE FEE TABLES:

(1) If you do not elect the optional enhanced death benefit, your total separate account annual expenses would be 1.52%.

(2) EstatePlus can only be elected if an optional enhanced death benefit is also elected. If you do not elect the EstatePlus feature and the optional enhanced death benefit feature, your total separate account annual expenses would be 1.52%.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.97%, including Optional Enhanced Death Benefit and EstatePlus 0.45% and investment in an Underlying Fund with total expenses of 1.85%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $384           $1,166            $1,967            $4,053
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(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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340..$....            $1,036            $1,755            $3,658
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(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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384..$....            $1,166            $1,967            $4,053
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MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.52% and investment in an Underlying Fund with total expenses of 0.55%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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210..$....             $649             $1,114            $2,400

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(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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210..$....             $649             $1,114            $2,400
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(3) If you do not surrender your contract and you do not elect any optional features:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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210..$....             $649             $1,114            $2,400
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EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                              THE POLARIS ADVISOR
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

AIG SunAmerica Life issues the Polaris Advisor Variable Annuity. When you purchase a Polaris Advisor Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

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                         PURCHASING A VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds in addition to those listed here that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser for the American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. is the investment adviser to the Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to the Van Kampen Life Investment Trust ("VKT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST
       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

       - Growth Opportunities Portfolio                                     SAST

     MANAGED BY BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT

       - Small & Mid Cap Value Portfolio                                    SAST

     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                          SAST

       - Global Equities Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

    MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS ADVISORS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

       - Telecom Utility Portfolio                                          SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

       - Goldman Sachs Research Portfolio                                   SAST

     MANAGED BY LORD, ABBETT & CO.

       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio   SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN

       - International Diversified Equities Portfolio** SAST

       - Technology Portfolio**                                             SAST

     MANAGED BY VAN KAMPEN ASSET MANAGEMENT

       - Van Kampen LIT Comstock Portfolio*                                  VKT

       - Van Kampen LIT Emerging Growth Portfolio  VKT

       - Van Kampen LIT Growth and Income Portfolio VKT

    MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - SunAmerica Balanced Portfolio                                      SAST

    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

    MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

    MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY VAN KAMPEN

       - Worldwide High Income Portfolio                                    SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:

     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated American Leaders Portfolio is an equity fund seeking growth of capital and income; and Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.

** Morgan Stanley Investment Management, Inc., the subadviser for the International Diversified Equities and Technology Portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE PROSPECTUSES FOR THE ACCOMPANYING TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with you financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
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     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Asset Allocation program is offered at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios. The Asset Allocation models allocate amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in the Asset Allocation program by selecting the Asset Allocation model on the contract application form. If you already own a contract, you must complete and submit a program election form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may discontinue investing in the program at any time, subject to our rules, by providing a written request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may invest in Variable Portfolios outside your selected Asset Allocation model but only in those Variable Portfolios that are not utilized in the Asset Allocation model you selected. A transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model, outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

     REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within each Asset Allocation model will be rebalanced. An investment in other Variable Portfolios not included in the model cannot be rebalanced.

Over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION

Using the Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in a Asset Allocation model. However, such a strategy involves a greater degree of risk because of the concentration of similar securities in a single asset class.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail

Policy"). For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the growth Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.

In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic payments under the Systematic Withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                 DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

Payments must begin under the selected Income Option no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option.

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

     1.  Net Purchase Payments; or

     2.  Contract value.

OPTIONAL ENHANCED DEATH BENEFITS

For an additional fee, you may elect one of the enhanced death benefits below which can provide greater protection for your beneficiaries. If you elect an enhanced death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the enhanced death benefit is 0.20% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Net Purchase Payments received after the date of death; or

     3. Contract value on the seventh contract anniversary, plus any Net Purchase Payments since the seventh contract anniversary; all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Net Purchase Payments recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments received. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
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 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
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 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
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 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
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The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
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 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
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* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage Amount?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The annualized 0.25% fee applicable to Class 2 shares of American Funds Insurance Series, Class 3 shares of Anchor Series Trust, Class VC shares of Lord Abbett Series Fund, Class 3 shares of SunAmerica Series Trust and Class II shares of the Van Kampen Life Investment Trust, is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ENHANCED DEATH BENEFIT FEE

The fee for the optional enhanced death benefit is 0.20% of the average daily ending net asset value allocated to the Variable Portfolio.

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.
DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

REGISTRATION STATEMENT

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 3% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50%. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the financial statements of Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Performance Data..............................     4
Income Payments...............................     6
Annuity Unit Values...........................     6
Taxes.........................................     9
Distribution of Contracts.....................    14
Financial Statements..........................    14

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS.

                                                                FOR PERIOD    FISCAL YEAR   FISCAL YEAR
                                                                  ENDING        ENDING        ENDING
                         PORTFOLIOS                              12/31/02      12/31/03      12/31/04
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Asset Allocation Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$16.887    (a)$20.421
                                                               (b)0           (b)$16.891    (b)$20.329
        Ending AUV..........................................   (a)0           (a)$20.421    (a)$22.135
                                                               (b)0           (b)$20.329    (b)$21.936
        Ending Number of AUs................................   (a)0           (a)2,029      (a)26,814
                                                               (b)0           (b)169        (b)1,960

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Capital Appreciation Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$25.794    (a)$33,529
                                                               (b)0           (b)$25.757    (b)$33.333
        Ending AUV..........................................   (a)0           (a)$33.529    (a)$35.945
                                                               (b)0           (b)$33.333    (b)$35.575
        Ending Number of AUs................................   (a)0           (a)9,466      (a)33,953
                                                               (b)0           (b)6,100      (b)10,352

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Government and Quality Bond Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$16.308     (a)$16.472    (a)$16.588
                                                               (b)$16.285     (b)$16.437    (b)$16.480
        Ending AUV..........................................   (a)$16.472     (a)$16.588    (a)$16.854
                                                               (b)$16.437     (b)$16.480    (b)$16.668
        Ending Number of AUs................................   (a)975         (a)100,759    (a)197,623
                                                               (b)6,163       (b)20,720     (b)45,989

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Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$20.848    (a)$26.615
                                                               (b)0           (b)$20.812    (b)$26.450
        Ending AUV..........................................   (a)0           (a)$26.615    (a)$28.987
                                                               (b)0           (b)$26.450    (b)$28.679
        Ending Number of AUs................................   (a)0           (a)11,186     (a)31,413
                                                               (b)0           (b)3,876      (b)7,577

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Natural Resources Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$14.177     (a)$15.272    (a)$22,162
                                                               (b)0           (b)$15.232    (b)$22.010
        Ending AUV..........................................   (a)$15.272     (a)$22.162    (a)$27.232
                                                               (b)0           (b)$22.010    (b)$26.927
        Ending Number of AUs................................   (a)655         (a)5,274      (a)42,981
                                                               (b)0           (b)79         (b)612

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Aggressive Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$10.077    (a)$12.720
                                                               (b)0           (b)$0         (b)0
        Ending AUV..........................................   (a)0           (a)$12.720    (a)$14.595
                                                               (b)0           (b)$0         (b)0
        Ending Number of AUs................................   (a)0           (a)8,550      (a)9,109
                                                               (b)0           (b)0          (b)0

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Alliance Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$21.940    (a)$27.122
                                                               (b)0           (b)$21.898    (b)$26.950
        Ending AUV..........................................   (a)0           (a)$27.122    (a)$28.764
                                                               (b)0           (b)$26.950    (b)$28.454
        Ending Number of AUs................................   (a)0           (a)8,419      (a)24,163
                                                               (b)0           (b)3,919      (b)7,995

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Blue Chip Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$4.659     (a)$5.769
                                                               (b)0           (b)0          (b)$5.732
        Ending AUV..........................................   (a)0           (a)$5.769     (a)$5.965
                                                               (b)0           (b)0          (b)$5.900
        Ending Number of AUs................................   (a)0           (a)1,359      (a)16,984
                                                               (b)0           (b)0          (b)4,113

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Cash Management Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$13.018    (a)$12.878
                                                               (b)0           (b)$12.993    (b)$12.795
        Ending AUV..........................................   (a)0           (a)$12.878    (a)$12.756
                                                               (b)0           (b)$12.795    (b)$12.617
        Ending Number of AUs................................   (a)0           (a)233,474    (a)193,554
                                                               (b)0           (b)11,415     (b)25,773

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         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Without election of Enhanced Death Benefit
         (b) With election of Enhanced Death Benefit and EstatePlus

                                                                FOR PERIOD    FISCAL YEAR   FISCAL YEAR
                                                                  ENDING        ENDING        ENDING
                         PORTFOLIOS                              12/31/02      12/31/03      12/31/04
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Corporate Bond Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$14.704    (a)$16.174
                                                               (b)$14.341     (b)$14.725    (b)$16.124
        Ending AUV..........................................   (a)0           (b)$16.174    (a)$16.975
                                                               (b)$14.725     (b)$16.124    (b)$16.848
        Ending Number of AUs................................   (a)0           (a)25,964     (a)83,523
                                                               (b)1,741       (b)2,218      (b)10,944

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Davis Venture Value Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$21.460    (a)$28,069
                                                               (b)0           (b)$21.425    (b)$27.899
        Ending AUV..........................................   (a)0           (a)$28.069    (a)$31.304
                                                               (b)0           (b)$27.899    (b)$30.975
        Ending Number of AUs................................   (a)0           (a)22,099     (a)99,489
                                                               (b)0           (b)6,423      (b)13,395

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"Dogs" of Wall Street Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$8.699      (a)$8.903     (a)$10.500
                                                               (b)0           (b)$8.887     (b)$10.431
        Ending AUV..........................................   (a)$8.903      (a)$10.500    (a)$11.309
                                                               (b)0           (b)$10.431    (b)$11.186
        Ending Number of AUs................................   (a)1,084       (a)16,507     (a)28,001
                                                               (b)0           (b)168        (b)952

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Emerging Market Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$5.891      (a)$5.958     (a)$8.933
                                                               (b)0           (b)0          (b)$0
        Ending AUV..........................................   (a)$5.958      (a)$8.933     (a)$10.934
                                                               (b)0           (b)0          (b)0
        Ending Number of AUs................................   (a)1,593       (a)4,247      (a)15,236
                                                               (b)0           (b)0          (b)0

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Federated American Leaders Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$12.912    (a)$16.184
                                                               (b)0           (b)$12.849    (b)$15.979
        Ending AUV..........................................   (a)0           (a)$16.184    (a)$17.475
                                                               (b)0           (b)$15.979    (b)$17.177
        Ending Number of AUs................................   (a)0           (a)1,155      (a)8,471
                                                               (b)0           (b)109        (b)1,391

-------------------------------------------------------------------------------------------------------
Foreign Value Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$9.407     (a)$12.463
                                                               (b)0           (b)$9.387     (b)$12.382
        Ending AUV..........................................   (a)0           (a)$12.463    (a)$14.701
                                                               (b)0           (b)$12.382    (b)$14.541
        Ending Number of AUs................................   (a)0           (a)48,711     (a)133,288
                                                               (b)0           (b)13,784     (b)26,378

-------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$16.324    (a)$16.611
                                                               (b)0           (b)$16.270    (b)$16.482
        Ending AUV..........................................   (a)0           (a)$16.611    (a)$16.968
                                                               (b)0           (b)$16.482    (b)$16.761
        Ending Number of AUs................................   (a)0           (a)10,642     (a)22,458
                                                               (b)0           (b)304        (b)522

-------------------------------------------------------------------------------------------------------
Global Equities Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)0          (a)$15.584
                                                               (b)0           (b)0          (b)$0
        Ending AUV..........................................   (a)0           (a)0          (a)$17.129
                                                               (b)0           (b)0          (b)0
        Ending Number of AUs................................   (a)0           (a)0          (a)206
                                                               (b)0           (b)0          (b)0

-------------------------------------------------------------------------------------------------------
Goldman Sachs Research Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$5.063      (a)$5.058     (a)$6.224
                                                               (b)$5.063      (b)0          (b)$0
        Ending AUV..........................................   (a)$5.058      (a)$6.224     (a)$6.910
                                                               (b)$5.054      (b)0          (b)$0
        Ending Number of AUs................................   (a)0           (a)608        (a)3,585
                                                               (b)0           (b)0          (b)0

-------------------------------------------------------------------------------------------------------
Growth-Income Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$21.031     (a)$20.787    (a)$25.658
                                                               (b)$21.011     (b)$20.751    (b)$25.497
        Ending AUV..........................................   (a)$20.787     (a)$25.658    (a)$28.116
                                                               (b)$20.751     (b)$25.497    (b)$27.815
        Ending Number of AUs................................   (a)2,294       (a)3,683      (a)9,611
                                                               (b)1,168       (b)1,356      (b)1,347

-------------------------------------------------------------------------------------------------------

         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Without election of Enhanced Death Benefit
         (b) With election of Enhanced Death Benefit and EstatePlus

                                                                FOR PERIOD    FISCAL YEAR   FISCAL YEAR
                                                                  ENDING        ENDING        ENDING
                         PORTFOLIOS                              12/31/02      12/31/03      12/31/04
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$3.435     (a)$4.557
                                                               (b)0           (b)$0         (b)$0
        Ending AUV..........................................   (a)0           (a)$4.557     (a)$4.753
                                                               (b)0           (b)$0         (b)$0
        Ending Number of AUs................................   (a)0           (a)3,256      (a)11,691
                                                               (b)0           (b)0          (b)0

-------------------------------------------------------------------------------------------------------
High-Yield Bond Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$11.586    (a)$14.978
                                                               (b)0           (b)$11.556    (b)$14.862
        Ending AUV..........................................   (a)0           (a)$14.978    (a)$17.285
                                                               (b)0           (b)$14.862    (b)$17.073
        Ending Number of AUs................................   (a)0           (a)61,202     (a)135,423
                                                               (b)0           (b)4,302      (b)4,850

-------------------------------------------------------------------------------------------------------
International Diversified Equities Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$7.170     (a)$9.286
                                                               (b)$7.130      (b)$7.158     (b)$9.229
        Ending AUV..........................................   (a)0           (a)$9.286     (a)$10.629
                                                               (b)$7.158      (b)$9.229     (b)$10.516
        Ending Number of AUs................................   (a)0           (a)48,755     (a)109,574
                                                               (b)3,452       (b)16,355     (b)27,785

-------------------------------------------------------------------------------------------------------
International Growth & Income Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$8.330     (a)$11.204
                                                               (b)0           (b)$8.329     (b)$11.155
        Ending AUV..........................................   (a)0           (a)$11.204    (a)$13.305
                                                               (b)0           (b)$11.155    (b)$13.187
        Ending Number of AUs................................   (a)0           (a)12,905     (a)29,853
                                                               (b)0           (b)2,691      (b)5,524

-------------------------------------------------------------------------------------------------------
Marsico Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$7.648      (a)$7.426     (a)$9.503
                                                               (b)$7.648      (b)$7.425     (b)$9.457
        Ending AUV..........................................   (a)$7.426      (a)$9.503     (a)$10.387
                                                               (b)$7.425      (b)$9.457     (b)$10.290
        Ending Number of AUs................................   (a)1,287       (a)19,430     (a)46,011
                                                               (b)3,197       (b)9,516      (b)11,454

-------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$14.930    (a)$17.969
                                                               (b)0           (b)$14.903    (b)$17.857
        Ending AUV..........................................   (a)0           (a)$17.969    (a)$19.749
                                                               (b)0           (b)$17.857    (b)$19.538
        Ending Number of AUs................................   (a)0           (a)6,792      (a)16,509
                                                               (b)0           (b)2,234      (b)7,589

-------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$6.965     (a)$9.392
                                                               (b)0           (b)$6.952     (b)$9.333
        Ending AUV..........................................   (a)0           (a)$9.392     (a)$10.528
                                                               (b)0           (b)$9.333     (b)$10.415
        Ending Number of AUs................................   (a)0           (a)31,784     (a)58,781
                                                               (b)0           (b)9,164      (b)12,957

-------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)$19.853    (a)$22.797
                                                               (b)0           (b)$19.789    (b)$22.623
        Ending AUV..........................................   (a)0           (a)$22.797    (a)$24.931
                                                               (b)0           (b)$22.623    (b)$24.630
        Ending Number of AUs................................   (a)0           (a)18,490     (a)90,614
                                                               (b)0           (b)2,107      (b)5,745

-------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)0           (a)0          (a)$0
                                                               (b)0           (b)$13.709    (b)$16.458
        Ending AUV..........................................   (a)0           (a)0          (a)0
                                                               (b)0           (b)$16.458    (b)$16.900
        Ending Number of AUs................................   (a)0           (a)0          (a)0
                                                               (b)0           (b)106        (b)197

-------------------------------------------------------------------------------------------------------

         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Without election of Enhanced Death Benefit
         (b) With election of Enhanced Death Benefit and EstatePlus

                                                                FOR PERIOD    FISCAL YEAR   FISCAL YEAR
                                                                  ENDING        ENDING        ENDING
                         PORTFOLIOS                              12/31/02      12/31/03      12/31/04
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Real Estate Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$11.268     (a)$11.836    (a)$16.050
                                                               (b)$0          (b)$11.827    (b)$15.963
        Ending AUV..........................................   (a)$11.836     (a)$16.050    (a)$21.219
                                                               (b)$0          (b)$15.963    (b)$21.012
        Ending Number of AUs................................   (a)822         (a)8,521      (a)36,358
                                                               (b)0           (b)215        (b)1,784

-------------------------------------------------------------------------------------------------------
Small & Mid Cap Value Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$0          (a)$10.122    (a)$13.588
                                                               (b)$0          (b)$10.100    (b)$13.498
        Ending AUV..........................................   (a)$0          (a)$13.588    (a)$15.770
                                                               (b)$0          (b)$13.498    (b)$15.595
        Ending Number of AUs................................   (a)0           (a)33,918     (a)81,708
                                                               (b)0           (b)9,070      (b)16,975

-------------------------------------------------------------------------------------------------------
SunAmerica Balanced Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$0          (a)$12.509    (a)$14.149
                                                               (b)$0          (b)$12.488    (b)$14.060
        Ending AUV..........................................   (a)$0          (a)$14.149    (a)$14.844
                                                               (b)$0          (b)$14.060    (b)$14.683
        Ending Number of AUs................................   (a)0           (a)2,186      (a)20,814
                                                               (b)0           (b)690        (b)1,296

-------------------------------------------------------------------------------------------------------
Technology Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$0          (a)$0         (a)$2.544
                                                               (b)$0          (b)$0         (b)$0
        Ending AUV..........................................   (a)$0          (a)$0         (a)$2.436
                                                               (b)$0          (b)$0         (b)$0
        Ending Number of AUs................................   (a)0           (a)0          (a)11,489
                                                               (b)0           (b)0          (b)0

-------------------------------------------------------------------------------------------------------
Telecom Utility Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$8.171      (a)$8.622     (a)$10.068
                                                               (b)$8.171      (b)$8.594     (b)$9.794
        Ending AUV..........................................   (a)$8.622      (a)$10.068    (a)$11.549
                                                               (b)$8.594      (b)$9.794     (b)$11.187
        Ending Number of AUs................................   (a)12          (a)1,863      (a)2,624
                                                               (b)12          (b)610        (b)1,093

-------------------------------------------------------------------------------------------------------
Worldwide High Income Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$13.411     (a)$13.993    (a)$17.344
                                                               (b)$0          (b)$13.945    (b)$16.980
        Ending AUV..........................................   (a)$13.993     (a)$17.344    (a)$18.645
                                                               (b)$0          (b)$16.980    (b)$18.171
        Ending Number of AUs................................   (a)7           (a)9,539      (a)19,767
                                                               (b)0           (b)393        (b)961

-------------------------------------------------------------------------------------------------------
Growth & Income Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$0          (a)$8.180     (a)$10.556
                                                               (b)$0          (b)$8.101     (b)$10.408
        Ending AUV..........................................   (a)$0          (a)$10.556    (a)$11.713
                                                               (b)$0          (b)$10.408    (b)$11.497
        Ending Number of AUs................................   (a)0           (a)7,847      (a)29,156
                                                               (b)0           (b)9,875      (b)10,323

-------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$0          (a)$8.155     (a)$10.504
                                                               (b)$0          (b)$8.075     (b)$10.354
        Ending AUV..........................................   (a)$0          (a)$10.504    (a)$12.149
                                                               (b)$0          (b)$10.354    (b)$11.922
        Ending Number of AUs................................   (a)0           (a)11,900     (a)56,652
                                                               (b)0           (b)7,391      (b)12,019

-------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$7.280      (a)$6.997     (a)$8.755
                                                               (b)$0          (b)$6.982     (b)$8.697
        Ending AUV..........................................   (a)$6.997      (a)$8.755     (a)$9.208
                                                               (b)$0          (b)$8.697     (b)$9.105
        Ending Number of AUs................................   (a)1,344       (a)2,693      (a)2,662
                                                               (b)0           (b)201        (b)366

-------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth & Income Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$0          (a)$8.791     (a)$11.056
                                                               (b)$0          (b)$8.840     (b)$11.068
        Ending AUV..........................................   (a)$0          (a)$11.056    (a)$12.428
                                                               (b)$0          (b)$11.068    (b)$12.385
        Ending Number of AUs................................   (a)0           (a)40,460     (a)114,076
                                                               (b)0           (b)11,060     (b)26,086

-------------------------------------------------------------------------------------------------------

         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Without election of Enhanced Death Benefit
         (b) With election of Enhanced Death Benefit and EstatePlus

                                                                FOR PERIOD    FISCAL YEAR   FISCAL YEAR
                                                                  ENDING        ENDING        ENDING
                         PORTFOLIOS                              12/31/02      12/31/03      12/31/04
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Global Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$10.817     (a)$10.949    (a)$14.590
                                                               (b)$0          (b)$10.933    (b)$14.503
        Ending AUV..........................................   (a)$10.949     (a)$14.590    (a)$16.310
                                                               (b)$0          (b)$14.503    (b)$16.140
        Ending Number of AUs................................   (a)3,083       (a)28,608     (a)98,930
                                                               (b)0           (b)6,249      (b)24,208

-------------------------------------------------------------------------------------------------------
Growth Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$10.988     (a)$10.884    (a)$14.667
                                                               (b)$10.983     (b)$10.872    (b)$14.585
        Ending AUV..........................................   (a)$10.884     (a)$14.667    (a)$16.252
                                                               (b)$10.872     (b)$14.585    (b)$16.089
        Ending Number of AUs................................   (a)3,058       (a)58,397     (a)207,048
                                                               (b)2,199       (b)9,049      (b)25,499

-------------------------------------------------------------------------------------------------------
Growth-Income Portfolio (Inception Date - 11/11/02)
        Beginning AUV.......................................   (a)$10.543     (a)$10.884    (a)$14.197
                                                               (b)$10.532     (b)$10.865    (b)$14.110
        Ending AUV..........................................   (a)$10.884     (a)$14.197    (a)$15.434
                                                               (b)$10.865     (b)$14.110    (b)$15.271
        Ending Number of AUs................................   (a)5,057       (a)62,842     (a)222,205
                                                               (b)2,288       (b)20,815     (b)42,635

-------------------------------------------------------------------------------------------------------

         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Without election of Enhanced Death Benefit
         (b) With election of Enhanced Death Benefit and EstatePlus

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options and EstatePlus benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and Continuing Spouse's date of death.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

1.  STANDARD DEATH BENEFIT:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     a. Continuation Net Purchase Payments; or

     b. contract value on the date we receive all required paperwork and satisfactory proof of death.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     a. Net Purchase Payments; or

     b. contract value on the date we receive all required paperwork and satisfactory proof of death.

2.  PURCHASE PAYMENT ACCUMULATION OPTION

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal;

     c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

3. MAXIMUM ANNIVERSARY VALUE OPTION - IF THE CONTINUING SPOUSE IS BELOW AGE 90 AT THE TIME OF DEATH, AND:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b. Continuation Net Purchase Payments; or

     c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b. Net Purchase Payments received since the original issue date; or

     c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-----------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS                MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS PERCENTAGE
-----------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation Net
                                        Purchase Payments
-----------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation Net
                                        Purchase Payments*
-----------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation Net
                                        Purchase Payments*
-----------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

-----------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS                MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS PERCENTAGE
-----------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation Net
 Years                                  Purchase Payments*
-----------------------------------------------------------------

* Purchase Payments received after the 5th year following the Continuation Date must remain in the contract for at least six full months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Right to Examine                  Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return the Purchase Payment(s) paid.                          Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kansas
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            We may terminate your contract if both the following occur:   Texas
                                   (1) your contract is less than $500 as a result of
                                   withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we
                                   will distribute the contract's remaining value to you.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Texas
                                                                                                 Washington
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   Please forward a copy (without charge) of the Polaris Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-91860

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
  SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED AUGUST 12, 2005:

                            VARIABLE SEPARATE ACCOUNT
                      AMERICAN PATHWAY II VARIABLE ANNUITY
                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                         POLARISAMERICA VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY
                       POLARIS PROTECTOR VARIABLE ANNUITY
                        POLARIS ADVISOR VARIABLE ANNUITY
                   WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY
                 WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT ONE
                            ICAP II VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT TWO
                    VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT FOUR
                         ANCHOR ADVISOR VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT NINE
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
               ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY
              ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY

  SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED AUGUST 29, 2005:

                          VARIABLE ANNUITY ACCOUNT FIVE
                       SEASONS ADVISOR II VARIABLE ANNUITY
                      SEASONS TRIPLE ELITE VARIABLE ANNUITY
                            SEASONS VARIABLE ANNUITY
                       SEASONS SELECT II VARIABLE ANNUITY

                         VARIABLE ANNUITY ACCOUNT SEVEN
                          POLARIS PLUS VARIABLE ANNUITY
                       POLARIS II A-CLASS VARIABLE ANNUITY
                    POLARIS II ASSET MANAGER VARIABLE ANNUITY

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 20, 2005:

                            VARIABLE SEPARATE ACCOUNT
                      POLARIS PLATINUM II VARIABLE ANNUITY

THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS HEREBY CHANGED TO OCTOBER 24, 2005.

ADD A NEW SUBSECTION FOLLOWING THE SEPARATE ACCOUNT SECTION, AS FOLLOWS:

AMERICAN HOME ASSURANCE COMPANY

      American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

ADD A NEW SUBSECTION TO THE "FINANCIAL STATEMENTS" SECTION, AS FOLLOWS:

AMERICAN HOME FINANCIAL STATEMENTS

      The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended appear elsewhere herein, in reliance on the report (which contains an explanatory paragraph relating to American Home Assurance Company's adjustment to unassigned surplus at January 1, 2004) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

      You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

   Please keep this supplement with your Statement of Additional Information.

Dated: October 24, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

                        FIXED AND VARIABLE GROUP DEFERRED

        ANNUITY CONTRACTS ISSUED BY AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT
                        POLARIS ADVISOR VARIABLE ANNUITY


   This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 2, 2005 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:

                      AIG SunAmerica Life Assurance Company

                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 2, 2005

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Support Agreement Between the Company and AIG....................    4

Performance Data.................................................    4

Income Payments..................................................    6

Annuity Unit Values..............................................    6

Taxes............................................................    9

Distribution of Contracts........................................   14

Financial Statements.............................................   14

                                SEPARATE ACCOUNT

   Variable Separate Account was originally established by Anchor National Life Insurance Company ("Anchor National") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The Company has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

   The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

   The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

   The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

   Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                                 GENERAL ACCOUNT

   The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. Assets supporting amounts allocated to the fixed account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1,3 or 5 years) and may have different guaranteed interest rates. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

   The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

   The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

   The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

                                PERFORMANCE DATA

   From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

   In addition, the separate account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio) from the inception of the separate account. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

   In calculating hypothetical historical adjusted returns, for periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

   Performance data for the various Variable Portfolios are computed in the manner described below.

Cash Management Portfolio

   Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV) / (SV)
   where:
      SV = value of one Accumulation Unit at the start of a 7 day period

      EV = value of one Accumulation Unit at the end of the 7 day period

   The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

   The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

   The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) /365 / 7 - 1]/

   The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

   Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Variable Portfolios

   The Variable Portfolios of the separate account compute their performance data as "total return".

   These rates of return do not reflect election of additional optional features. The rates of return would be lower if these features were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance.

   Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

      P (1 + T)/n /= ERV

   where:

      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or
           10 year period as of the end of the period (or fractional portion thereof).

   The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

Portfolio Allocator Models Performance

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be complete redemption at the end of the period in question.

                 P (1+ T) (n)  =  ERV

                 P   =   contract value at the beginning of period n

                 T   =   average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.


                                 INCOME PAYMENTS

Initial Monthly Income Payments

   The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

   The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

Subsequent Monthly Payments

   For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

   For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

   The value of an Annuity Unit is determined independently for each Variable Portfolio.

   The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

   The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

   For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

   The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

   The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

   The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results from an increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

Illustrative Example

   Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

      NIF = ($11.46 / $11.44)

      = 1.00174825

Illustrative Example

   The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

      1 / [(1.035) (1/12)] = 0.99713732

   In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

      $10.103523 x 1.00174825 x 0.99713732 = $10.092213

Variable Income Payments

  Illustrative Example

   Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

   P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 X ($116,412.31/$1,000) = $630.95

   The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

   P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 X $13.327695 = $634.32

   The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

   Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

                                      TAXES
General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

     The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004, and 2003, and for each of the three years in the period ended December 31, 2004 are presented in this Statement of Additional Information. The consolidated financial statements of AIG SunAmerica Life Assurance Company should be considered only as bearing on the ability of AIG SunAmerica Life Assurance Company to meet its obligation under the contracts for amounts allocated to the Fixed Accounts.

     The financial Statements of Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are presented in this Statement of Additional Information.

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and AIG SunAmerica Life Assurance Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                            VARIABLE SEPARATE ACCOUNT
                            -------------------------
                                       OF
                                       --
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      -------------------------------------

                              FINANCIAL STATEMENTS
                              --------------------

                                DECEMBER 31, 2004
                                -----------------

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...............     1
Statement of Assets and Liabilities...................................     2
Schedule of Portfolio Investments.....................................    22
Statement of Operations...............................................    24
Statement of Changes in Net Assets....................................    51
Notes to Financial Statements.........................................   105

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2005

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     Government                                                       Government
                             Asset       Capital        and                      Natural      Asset        Capital       and
                           Allocation  Appreciation Quality Bond    Growth      Resources   Allocation  Appreciation Quality Bond
                           Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio     Portfolio    Portfolio
                           (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 2)     (Class 2)    (Class 2)
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
  Investments in
    Anchor Series
    Trust (Class
    1, 2 or 3), at
    net asset value       $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172
  Investments in
    SunAmerica Series
    Trust (Class 1, 2
    or 3), at net
    asset value                      0            0            0            0            0            0            0            0
  Investments in Van
    Kampen Life
    Investment Trust
    (Class II), at
    net asset value                  0            0            0            0            0            0            0            0
  Investments in WM
    Variable Trust
    (Class 1 or Class
    2), at net asset
    value                            0            0            0            0            0            0            0            0
  Investments in
    Nations Separate
    Account Trust
    (Class B), at net
    asset value                      0            0            0            0            0            0            0            0
  Investments in
    American Funds
    Insurance Series
    (Class 2 or 3),
    at net asset
    value                            0            0            0            0            0            0            0            0
  Investments in Lord
    Abbett Series
    Fund, Inc. (Class
    VC), at net asset
    value                            0            0            0            0            0            0            0            0

   Receivable from
    AIG SunAmerica
    Life Assurance
    Company                          0            0            0            0            0            0            0            0
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:             $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172

Liabilities:                         0            0            0            0            0            0            0            0
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                          $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172
                          ============ ============ ============ ============ ============ ============ ============ ============
Net assets:

  Accumulation units      $379,879,683 $848,646,438 $365,345,789 $374,036,008 $113,151,690 $ 18,384,242 $123,237,079 $129,395,172

  Contracts in payout
    (annuitization)
    period                   2,398,451    2,591,053    2,717,270    1,201,328      284,398            0            0            0
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

     Total net assets     $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172
                          ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
  outstanding               17,122,617   24,027,428   21,889,014   12,878,108    4,139,858      829,438    3,423,701    7,672,011
                          ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.30%:
  Net Assets              $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -            -            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.40%:
  Net Assets              $          - $          - $          - $          - $          - $          - $  2,640,720 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       73,281            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.04 $          -
Contracts With Total
 Expenses of 1.52% (1):
  Net Assets              $          - $          - $          - $          - $          - $ 11,764,380 $ 90,186,243 $100,904,796
  Accumulation units
   outstanding                       -            -            -            -            -      529,498    2,505,497    5,975,208
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.22 $      36.00 $      16.89
Contracts With Total
 Expenses of 1.52% (2):
  Net Assets              $380,322,525 $832,069,839 $353,774,338 $369,220,711 $111,630,698 $          - $          - $          -
  Accumulation units
   outstanding              17,034,221   23,044,841   20,844,693   12,669,603    4,073,319            -            -            -
  Unit value of
   accumulation units     $      22.33 $      36.11 $      16.97 $      29.14 $      27.41 $          - $          - $          -
Contracts With Total
 Expenses of 1.52% (3):
  Net Assets              $          - $  4,039,589 $  4,877,806 $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                       -      432,918      420,880            -            -            -            -            -
  Unit value of
   accumulation units     $          - $       9.33 $      11.59 $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.52% (4):
  Net Assets              $          - $          - $          - $          - $          - $    778,970 $  3,273,082 $  5,076,698
  Accumulation units
   outstanding                       -            -            -            -            -       35,064       90,150      300,173
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.22 $      36.31 $      16.91
Contracts With Total
 Expenses of 1.55% (5):
  Net Assets              $          - $          - $          - $          - $          - $          - $  1,176,259 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       32,737            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      35.93 $          -
Contracts With Total
 Expenses of 1.55% (6):
  Net Assets              $          - $          - $          - $          - $          - $          - $  1,939,637 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       52,568            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.90 $          -
Contracts With Total
 Expenses of 1.70%:
  Net Assets              $          - $          - $          - $          - $          - $          - $    762,273 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       20,734            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.76 $          -
Contracts With Total
 Expenses of 1.72% (4):
  Net Assets              $          - $          - $          - $          - $          - $  2,044,816 $  6,203,201 $  5,597,281
  Accumulation units
   outstanding                       -            -            -            -            -       92,442      171,491      333,011
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.12 $      36.17 $      16.81
Contracts With Total
 Expenses of 1.77% (7):
  Net Assets              $          - $          - $          - $          - $          - $  2,653,742 $ 14,000,771 $ 15,802,191
  Accumulation units
   outstanding                       -            -            -            -            -      120,339      392,068      942,998
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.05 $      35.71 $      16.76
Contracts With Total
 Expenses of 1.77% (2):
  Net Assets              $  1,955,609 $ 13,451,864 $  7,114,989 $  6,016,625 $  1,805,390 $          - $          - $          -
  Accumulation units
   outstanding                  88,396      376,349      423,388      208,505       66,539            -            -            -
  Unit value of
   accumulation units     $      22.12 $      35.74 $      16.80 $      28.86 $      27.13 $          - $          - $          -
Contracts With Total
 Expenses of 1.77% (3):
  Net Assets              $          - $  1,676,199 $  2,295,926 $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                       -      173,320      200,053            -            -            -            -            -
  Unit value of
   accumulation units     $          - $       9.67 $      11.48 $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.80%:
  Net Assets              $          - $          - $          - $          - $          - $          - $  1,035,523 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       29,119            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      35.56 $          -
Contracts With Total
 Expenses of 1.95%:
  Net Assets              $          - $          - $          - $          - $          - $          - $    269,331 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -        7,375            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.52 $          -
Contracts With Total
 Expenses of 1.97% (4):
  Net Assets              $          - $          - $          - $          - $          - $  1,142,334 $  1,750,039 $  2,014,206
  Accumulation units
   outstanding                       -            -            -            -            -       52,095       48,681      120,621
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      21.93 $      35.95 $      16.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                  (Continued)

                                                                                 Government
                                            Natural      Asset        Capital       and                     Natural     Aggressive
                               Growth      Resources   Allocation  Appreciation Quality Bond    Growth     Resources      Growth
                              Portfolio    Portfolio   Portfolio     Portfolio    Portfolio    Portfolio   Portfolio     Portfolio
                              (Class 2)    (Class 2)   (Class 3)     (Class 3)    (Class 3)    (Class 3)   (Class 3)     (Class 1)
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
  Investments in
    Anchor Series
    Trust (Class 1, 2
    or 3), at net
    asset value             $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $          0
  Investments in
    SunAmerica Series
    Trust (Class 1, 2
    or 3), at net
    asset value                        0            0            0            0            0            0            0  143,920,224
  Investments in Van
    Kampen Life
    Investment Trust
    (Class II), at
    net asset value                    0            0            0            0            0            0            0            0
  Investments in WM
    Variable Trust
    (Class 1 or Class
    2), at net asset
    value                              0            0            0            0            0            0            0            0
  Investments in
    Nations Separate
    Account Trust
    (Class B), at net
    asset value                        0            0            0            0            0            0            0            0
  Investments in
    American Funds
    Insurance Series
    (Class 2 or 3),
    at net asset
    value                              0            0            0            0            0            0            0            0
  Investments in Lord
    Abbett Series
    Fund, Inc. (Class
    VC), at net asset
    value                              0            0            0            0            0            0            0            0

   Receivable from
    AIG SunAmerica
    Life Assurance
    Company                            0            0            0            0            0            0            0            0
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:               $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,920,224

Liabilities:                           0            0            0            0            0            0            0            0
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

                            $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,920,224
                            ============ ============ ============ ============ ============ ============ ============ ============
Net assets:

   Accumulation units       $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,516,263

   Contracts in
     payout (annuitization)
     period                            0            0            0            0            0            0            0      403,961
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   Total net assets         $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,920,224
                            ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
 outstanding                   2,657,729      781,704      539,411    4,699,455   12,740,224    3,447,573      779,599    9,797,972
                            ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.30%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.40%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.52%
 (1):
  Net Assets                $ 62,759,100 $ 15,612,603 $          - $ 90,551,100 $114,527,165 $ 55,138,498 $ 11,019,042 $          -
  Accumulation units
   outstanding                 2,161,193      571,322            -    2,519,157    6,795,338    1,902,185      404,634            -
  Unit value of
   accumulation units       $      29.04 $      27.33 $          - $      35.95 $      16.85 $      28.99 $      27.23 $          -
Contracts With Total
 Expenses of 1.52%
 (2):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $141,886,316
  Accumulation units
   outstanding                         -            -            -            -            -            -            -    9,631,790
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $      14.73
Contracts With Total
 Expenses of 1.52%
 (3):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $    312,260
  Accumulation units
   outstanding                         -            -            -            -            -            -            -       40,073
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $       7.79
Contracts With Total
 Expenses of 1.52%
 (4):
  Net Assets                $  1,573,487 $    540,375 $  2,445,197 $ 23,215,835 $ 28,170,482 $ 11,154,758 $  2,721,371 $          -
  Accumulation units
   outstanding                    54,184       19,737      110,469      645,867    1,671,628      384,810       99,929            -
  Unit value of
   accumulation units       $      29.04 $      27.38 $      22.13 $      35.95 $      16.85 $      28.99 $      27.23 $          -
Contracts With Total
 Expenses of 1.55%
 (5):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.55%
 (6):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.70%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.72%
 (4):
  Net Assets                $  2,219,429 $    770,736 $  8,932,474 $ 40,441,919 $ 53,956,875 $ 25,022,258 $  4,880,203 $          -
  Accumulation units
   outstanding                    76,797       28,357      404,971    1,129,749    3,215,639      867,148      180,306            -
  Unit value of
   accumulation units       $      28.90 $      27.18 $      22.06 $      35.80 $      16.78 $      28.86 $      27.07 $          -
Contracts With Total
 Expenses of 1.77%
 (7):
  Net Assets                 $ 9,918,648 $  4,216,599 $          - $  9,913,755 $ 12,316,486 $  6,058,323 $  2,255,598 $          -
  Accumulation units
   outstanding                   344,366      155,926            -      277,447      735,600      210,421       83,304            -
  Unit value of
   accumulation units       $      28.80 $      27.04 $          - $      35.73 $      16.74 $      28.79 $      27.08 $          -
Contracts With Total
 Expenses of 1.77%
 (2):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $  1,588,431
  Accumulation units
   outstanding                         -            -            -            -            -            -            -      108,850
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $      14.59
Contracts With Total
 Expenses of 1.77%
 (3):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $    133,217
  Accumulation units
   outstanding                         -            -            -            -            -            -            -       17,259
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $       7.72
Contracts With Total
 Expenses of 1.80%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.95%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.97%
 (4):
  Net Assets                $    608,818 $    171,910 $    525,832 $  4,526,436 $  5,367,468 $  2,380,627 $    307,652 $          -
  Accumulation units
   outstanding                    21,189        6,362       23,971      127,235      322,019       83,009       11,426            -
  Unit value of
   accumulation units       $      28.73 $      27.02 $      21.94 $      35.58 $      16.67 $      28.68 $      26.93 $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                              Davis                               Federated
                         Alliance    Blue Chip     Cash       Corporate      Venture      "Dogs" of   Emerging     American
                         Growth       Growth     Management     Bond          Value      Wall Street   Markets     Leaders
                        Portfolio    Portfolio   Portfolio    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                        (Class 1)    (Class 1)   (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)    (Class 1)
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------
Assets:
  Investments in
    Anchor Series
    Trust (Class 1, 2
    or 3), at net
    asset value       $          0 $          0 $          0 $          0 $            0 $         0 $         0 $          0
  Investments in
    SunAmerica Series
    Trust (Class 1, 2
    or 3), at net
    asset value        749,771,483   25,017,804  135,050,861  194,730,836  1,657,605,750  78,877,465  88,049,372  157,581,658
  Investments in Van
    Kampen Life
    Investment Trust
    (Class II), at
    net asset value              0            0            0            0              0           0           0            0
  Investments in WM
    Variable Trust
    (Class 1 or Class
    2), at net asset
    value                        0            0            0            0              0           0           0            0
  Investments in
    Nations Separate
    Account Trust
    (Class B), at net
    asset value                  0            0            0            0              0           0           0            0
  Investments in
    American Funds
    Insurance Series
    (Class 2 or 3),
    at net asset
    value                        0            0            0            0              0           0           0            0
  Investments in Lord
    Abbett Series
    Fund, Inc. (Class
    VC), at net asset
    value                        0            0            0            0              0           0           0            0

   Receivable from
    AIG SunAmerica
    Life Assurance
    Company                      0            0            0            0              0           0           0            0
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------

Total Assets:         $749,771,483 $ 25,017,804 $135,050,861 $194,730,836 $1,657,605,750 $78,877,465 $88,049,372 $157,581,658

Liabilities:                     0            0            0            0              0           0           0            0
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------

                      $749,771,483 $ 25,017,804 $135,050,861 $194,730,836 $1,657,605,750 $78,877,465 $88,049,372 $157,581,658
                      ============ ============ ============ ============ ============== =========== =========== ============
Net assets:

  Accumulation units  $746,728,176 $ 24,999,709 $132,938,539 $193,499,031 $1,652,366,276 $78,677,025 $88,013,474 $156,728,617

  Contracts in payout
    (annuitization)
    period               3,043,307       18,095    2,112,322    1,231,805      5,239,474     200,440      35,898      853,041
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------

     Total net assets $749,771,483 $ 25,017,804 $135,050,861 $194,730,836 $1,657,605,750 $78,877,465 $88,049,372 $157,581,658
                      ============ ============ ============ ============ ============== =========== =========== ============

Accumulation units
  outstanding           25,978,046    4,146,996   10,546,190   11,355,796     52,961,565   6,929,443   7,976,447    8,953,274
                      ============ ============ ============ ============ ============== =========== =========== ============

Contracts With Total
 Expenses of 1.30%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.40%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.52%
 (1):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.52%
 (2):
  Net Assets          $739,222,448 $ 23,119,743 $131,596,588 $188,982,568 $1,626,177,926 $77,544,835 $86,468,858 $155,079,659
  Accumulation units
   outstanding          25,418,858    3,856,033   10,249,742   11,017,206     51,546,276   6,811,215   7,845,372    8,809,670
  Unit value of
   accumulation units $      29.08 $       6.00 $      12.84 $      17.15 $        31.55 $     11.38 $     11.02 $      17.60
Contracts With Total
 Expenses of 1.52%
 (3):
  Net Assets          $  1,357,272 $    770,877 $    483,565 $          - $    4,718,018 $         - $   338,868 $          -
  Accumulation units
   outstanding             166,521      105,698       48,744            -        429,972           -      20,530            -
  Unit value of
   accumulation units $       8.15 $       7.29 $       9.92 $          - $        10.97 $         - $     16.51 $          -
Contracts With Total
 Expenses of 1.52%
 (4):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.55%
 (5):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.55%
 (6):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.70%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.72%
 (4):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.77%
 (7):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.77%
 (2):
  Net Assets          $  8,394,268 $    972,273 $  2,344,582 $  5,748,268 $   24,570,189 $ 1,332,630 $ 1,136,462 $  2,501,999
  Accumulation units
   outstanding             291,529      163,817      184,469      338,590        786,722     118,228     104,113      143,604
  Unit value of
   accumulation units $      28.79 $       5.94 $      12.71 $      16.98 $        31.23 $     11.27 $     10.92 $      17.42
Contracts With Total
 Expenses of 1.77%
 (3):
  Net Assets          $    797,495 $    154,911 $    626,126 $          - $    2,139,617 $         - $   105,184 $          -
  Accumulation units
   outstanding             101,138       21,448       63,235            -        198,595           -       6,432            -
  Unit value of
   accumulation units $       7.89 $       7.22 $       9.90 $          - $        10.77 $         - $     16.35 $          -
Contracts With Total
 Expenses of 1.80%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.95%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.97%
 (4):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                   Goldman
                                                      Global         Global         Sachs         Growth-
                                                       Bond         Equities       Research        Income
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3),
          at net asset value                         82,766,021    185,921,956     18,976,094    699,908,679
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 82,766,021   $185,921,956   $ 18,976,094   $699,908,679

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 82,766,021   $185,921,956   $ 18,976,094   $699,908,679
                                                   =========================================================
Net assets:

      Accumulation units                           $ 82,533,142   $185,068,377   $ 18,891,381   $695,859,139

      Contracts in payout (annuitization) period        232,879        853,579         84,713      4,049,540
                                                   ---------------------------------------------------------

           Total net assets                        $ 82,766,021   $185,921,956   $ 18,976,094   $699,908,679
                                                   =========================================================

Accumulation units outstanding                        4,872,325     10,797,429      2,722,190     24,966,616
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 79,996,022   $184,191,055   $ 17,920,043   $688,737,126
      Accumulation units outstanding                  4,681,700     10,656,352      2,569,227     24,301,013
      Unit value of accumulation units             $      17.09   $      17.28   $       6.97   $      28.34
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $    395,937   $    125,675   $          -   $  2,780,188
      Accumulation units outstanding                     35,301         15,823              -        309,251
      Unit value of accumulation units             $      11.22   $       7.94   $          -   $       8.99
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  1,888,973   $  1,147,721   $  1,056,051   $  7,643,769
      Accumulation units outstanding                    111,661         67,080        152,963        272,375
      Unit value of accumulation units             $      16.92   $      17.11   $       6.90   $      28.06
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $    485,089   $    457,505   $          -   $    747,596
      Accumulation units outstanding                     43,663         58,174              -         83,977
      Unit value of accumulation units             $      11.11   $       7.86   $          -   $       8.90
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                                                 International  International
                                                      Growth       High-Yield    Diversified       Growth
                                                   Opportunities      Bond         Equities       & Income
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3),
          at net asset value                         18,188,614    235,859,948    151,934,480    217,669,286
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 18,188,614   $235,859,948   $151,934,480   $217,669,286

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 18,188,614   $235,859,948   $151,934,480   $217,669,286
                                                   =========================================================
Net assets:

      Accumulation units                           $ 18,175,648   $234,986,248   $151,419,087   $216,759,862

      Contracts in payout (annuitization) period         12,966        873,700        515,393        909,424
                                                   ---------------------------------------------------------

           Total net assets                        $ 18,188,614   $235,859,948   $151,934,480   $217,669,286
                                                   =========================================================

Accumulation units outstanding                        3,801,186     13,555,787     14,219,830     16,230,640
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 17,594,836   $232,767,147   $150,244,696   $213,273,346
      Accumulation units outstanding                  3,675,983     13,376,474     14,060,141     15,878,749
      Unit value of accumulation units             $       4.79   $      17.40   $      10.69   $      13.43
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $    624,727
      Accumulation units outstanding                          -              -              -         64,877
      Unit value of accumulation units             $          -   $          -   $          -   $       9.63
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $    593,778   $  3,092,801   $  1,689,784   $  3,659,380
      Accumulation units outstanding                    125,203        179,313        159,689        275,293
      Unit value of accumulation units             $       4.74   $      17.25   $      10.58   $      13.29
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $    111,833
      Accumulation units outstanding                          -              -              -         11,721
      Unit value of accumulation units             $          -   $          -   $          -   $       9.54
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                       MFS
                                                                  Massachusetts      MFS
                                                     Marsico        Investors      Mid-Cap          MFS
                                                      Growth          Trust        Growth       Total Return
                                                    Portfolio       Portfolio     Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         65,643,534    192,713,777    154,117,911    547,419,678
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 65,643,534   $192,713,777   $154,117,911   $547,419,678

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 65,643,534   $192,713,777   $154,117,911   $547,419,678
                                                   =========================================================
Net assets:

      Accumulation units                           $ 65,639,863   $192,037,750   $153,508,176   $546,084,497

      Contracts in payout (annuitization) period          3,671        676,027        609,735      1,335,181
                                                   ---------------------------------------------------------

           Total net assets                        $ 65,643,534   $192,713,777   $154,117,911   $547,419,678
                                                   =========================================================

Accumulation units outstanding                        6,278,390      9,734,051     14,652,379     22,025,002
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 59,166,884   $188,630,151   $146,267,918   $522,564,142
      Accumulation units outstanding                  5,653,213      9,496,760     13,792,145     20,820,550
      Unit value of accumulation units             $      10.47   $      19.86   $      10.61   $      25.10
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $    463,816   $  1,300,162   $  3,498,559
      Accumulation units outstanding                          -         48,301        205,957        299,165
      Unit value of accumulation units             $          -   $       9.60   $       6.31   $      11.69
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  6,476,650   $  3,537,330   $  6,078,376   $ 20,352,823
      Accumulation units outstanding                    625,177        179,848        578,950        818,656
      Unit value of accumulation units             $      10.36   $      19.67   $      10.50   $      24.86
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $     82,480   $    471,455   $  1,004,154
      Accumulation units outstanding                          -          9,142         75,327         86,631
      Unit value of accumulation units             $          -   $       9.02   $       6.26   $      11.59
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -


                                                     Putnam
                                                     Growth:          Real        SunAmerica
                                                     Voyager         Estate        Balanced      Technology
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        198,871,321    152,120,150    181,055,953     26,583,352
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $198,871,321   $152,120,150   $181,055,953   $ 26,583,352

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                   =========================================================
Net assets:

      Accumulation units                           $198,173,810   $151,628,261   $180,110,746   $ 26,481,676

      Contracts in payout (annuitization) period        697,511        491,889        945,207        101,676
                                                   ---------------------------------------------------------

           Total net assets                        $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                   =========================================================

Accumulation units outstanding                       11,438,565      7,121,147     12,147,521     10,833,574
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $196,292,307   $150,205,907   $178,460,459   $ 25,505,320
      Accumulation units outstanding                 11,234,087      7,030,633     11,926,135     10,390,061
      Unit value of accumulation units             $      17.47   $      21.36   $      14.96   $       2.45
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $    383,110   $          -   $    649,028   $          -
      Accumulation units outstanding                     53,168              -         76,879              -
      Unit value of accumulation units             $       7.21   $          -   $       8.44   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  1,899,757   $  1,914,243   $  1,694,384   $  1,078,032
      Accumulation units outstanding                    109,812         90,514        114,340        443,513
      Unit value of accumulation units             $      17.30   $      21.15   $      14.82   $       2.43
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $    296,147   $          -   $    252,082   $          -
      Accumulation units outstanding                     41,498              -         30,167              -
      Unit value of accumulation units             $       7.14   $          -   $       8.36   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                     Telecom       Worldwide      Aggressive      Alliance
                                                     Utility      High Income       Growth         Growth
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 2)      (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         41,052,332     69,072,552     12,961,719     68,896,859
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 41,052,332   $ 69,072,552   $ 12,961,719   $ 68,896,859

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 41,052,332   $ 69,072,552   $ 12,961,719   $ 68,896,859
                                                   =========================================================
Net assets:

      Accumulation units                           $ 40,748,624   $ 68,691,539   $ 12,961,719   $ 68,896,859

      Contracts in payout (annuitization) period        303,708        381,013              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 41,052,332   $ 69,072,552   $ 12,961,719   $ 68,896,859
                                                   =========================================================

Accumulation units outstanding                        3,533,027      3,683,254        886,233      2,394,953
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $    406,915
      Accumulation units outstanding                          -              -              -         13,979
      Unit value of accumulation units             $          -   $          -   $          -   $      29.11
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $ 10,146,539   $ 53,327,430
      Accumulation units outstanding                          -              -        692,921      1,850,960
      Unit value of accumulation units             $          -   $          -   $      14.64   $      28.81
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 40,419,475   $ 68,553,048   $          -   $          -
      Accumulation units outstanding                  3,478,034      3,655,331              -              -
      Unit value of accumulation units             $      11.62   $      18.75   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $    315,359   $  1,168,109
      Accumulation units outstanding                          -              -         21,538         40,545
      Unit value of accumulation units             $          -   $          -   $      14.64   $      28.81
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $    320,180
      Accumulation units outstanding                          -              -              -         11,132
      Unit value of accumulation units             $          -   $          -   $          -   $      28.76
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $    455,739
      Accumulation units outstanding                          -              -              -         15,703
      Unit value of accumulation units             $          -   $          -   $          -   $      29.02
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $    109,379
      Accumulation units outstanding                          -              -              -          3,786
      Unit value of accumulation units             $          -   $          -   $          -   $      28.89
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $    760,901   $  2,256,074
      Accumulation units outstanding                          -              -         52,070         78,632
      Unit value of accumulation units             $          -   $          -   $      14.61   $      28.69
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $  1,710,877   $  9,814,426
      Accumulation units outstanding                          -              -        117,768        343,930
      Unit value of accumulation units             $          -   $          -   $      14.53   $      28.54
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $    632,857   $    519,504   $          -   $          -
      Accumulation units outstanding                     54,993         27,923              -              -
      Unit value of accumulation units             $      11.51   $      18.60   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $    462,764
      Accumulation units outstanding                          -              -              -         16,104
      Unit value of accumulation units             $          -   $          -   $          -   $      28.74
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $     88,264
      Accumulation units outstanding                          -              -              -          3,077
      Unit value of accumulation units             $          -   $          -   $          -   $      28.69
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $     28,043   $    487,579
      Accumulation units outstanding                          -              -          1,936         17,105
      Unit value of accumulation units             $          -   $          -   $      14.49   $      28.51

                                                                                                   Davis
                                                    Blue Chip         Cash        Corporate       Venture
                                                      Growth       Management        Bond          Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                    (Class 2)      (Class 2)       (Class 2)     (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         12,287,985     48,330,416     54,193,855    196,647,275
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275
                                                   =========================================================
Net assets:

      Accumulation units                           $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275
                                                   =========================================================

Accumulation units outstanding                        2,058,214      3,787,733      3,178,532      6,279,634
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $  1,155,599
      Accumulation units outstanding                          -              -              -         36,604
      Unit value of accumulation units             $          -   $          -   $          -   $      31.57
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  9,258,987   $ 35,720,207   $ 42,095,276   $155,176,013
      Accumulation units outstanding                  1,548,417      2,795,894      2,465,090      4,947,839
      Unit value of accumulation units             $       5.98   $      12.78   $      17.08   $      31.36
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    453,740   $  2,464,101   $  1,991,338   $  3,931,655
      Accumulation units outstanding                     75,879        192,877        116,611        125,364
      Unit value of accumulation units             $       5.98   $      12.78   $      17.08   $      31.36
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $    330,433
      Accumulation units outstanding                          -              -              -         10,535
      Unit value of accumulation units             $          -   $          -   $          -   $      31.37
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    534,241   $  3,125,194   $  2,362,286   $  7,281,023
      Accumulation units outstanding                     89,711        245,505        139,079        233,592
      Unit value of accumulation units             $       5.96   $      12.73   $      16.99   $      31.17
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,975,189   $  6,632,024   $  7,062,152   $ 26,994,481
      Accumulation units outstanding                    333,085        522,725        417,282        868,321
      Unit value of accumulation units             $       5.93   $      12.69   $      16.92   $      31.09
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $    291,084
      Accumulation units outstanding                          -              -              -          9,363
      Unit value of accumulation units             $          -   $          -   $          -   $      31.09
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $     65,828   $    388,890   $    682,803   $  1,486,987
      Accumulation units outstanding                     11,122         30,732         40,470         48,016
      Unit value of accumulation units             $       5.92   $      12.65   $      16.87   $      30.97

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                  Federated
                                                    "Dogs" of       Emerging       American       Foreign
                                                   Wall Street      Markets        Leaders         Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         20,381,063     13,164,866     20,723,558     58,239,499
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                   =========================================================
Net assets:

      Accumulation units                           $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                   =========================================================

Accumulation units outstanding                        1,799,526      1,201,940      1,184,869      3,958,903
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 15,531,215   $ 10,055,389   $ 14,347,824   $ 51,551,559
      Accumulation units outstanding                  1,368,614        916,524        818,776      3,501,920
      Unit value of accumulation units             $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    273,544   $    256,274   $    860,699   $    752,616
      Accumulation units outstanding                     24,103         23,359         49,117         51,128
      Unit value of accumulation units             $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    663,781   $    350,117   $    928,868   $    752,890
      Accumulation units outstanding                     58,680         32,011         53,167         51,451
      Unit value of accumulation units             $      11.31   $      10.94   $      17.47   $      14.63
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  3,669,512   $  2,258,818   $  4,358,592   $  5,104,475
      Accumulation units outstanding                    326,504        207,526        250,656        348,980
      Unit value of accumulation units             $      11.24   $      10.88   $      17.39   $      14.63
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    243,011   $    244,268   $    227,575   $     77,959
      Accumulation units outstanding                     21,625         22,520         13,153          5,424
      Unit value of accumulation units             $      11.24   $      10.85   $      17.30   $      14.37

                                                                                    Goldman
                                                      Global         Global          Sachs        Growth-
                                                       Bond         Equities       Research        Income
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         13,981,610     11,374,003      6,144,254     40,777,284
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284
                                                   =========================================================
Net assets:

      Accumulation units                           $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284
                                                   =========================================================

Accumulation units outstanding                          823,892        662,045        886,355      1,450,353
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $    379,298   $          -   $          -
      Accumulation units outstanding                          -         21,913              -              -
      Unit value of accumulation units             $          -   $      17.31   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 10,353,050   $  7,584,921   $  4,491,888   $ 28,315,066
      Accumulation units outstanding                    609,223        440,863        646,958      1,005,301
      Unit value of accumulation units             $      16.99   $      17.20   $       6.94   $      28.17
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    667,010   $    502,641   $    225,118   $  1,329,459
      Accumulation units outstanding                     39,253         29,215         32,426         47,199
      Unit value of accumulation units             $      16.99   $      17.20   $       6.94   $      28.17
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $     55,410   $          -   $          -
      Accumulation units outstanding                          -          3,219              -              -
      Unit value of accumulation units             $          -   $      17.21   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $    166,371   $          -   $          -
      Accumulation units outstanding                          -          9,628              -              -
      Unit value of accumulation units             $          -   $      17.28   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $      8,747   $          -   $          -
      Accumulation units outstanding                          -            492              -              -
      Unit value of accumulation units             $          -   $      17.78   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    958,010   $    609,318   $    361,120   $  3,562,577
      Accumulation units outstanding                     56,501         35,483         52,121        126,860
      Unit value of accumulation units             $      16.96   $      17.17   $       6.93   $      28.08
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,773,466   $  1,882,510   $    946,123   $  6,881,488
      Accumulation units outstanding                    105,243        110,421        137,388        246,214
      Unit value of accumulation units             $      16.85   $      17.05   $       6.89   $      27.95
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $     96,239   $          -   $          -
      Accumulation units outstanding                          -          5,622              -              -
      Unit value of accumulation units             $          -   $      17.12   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $      6,234   $          -   $          -
      Accumulation units outstanding                          -            365              -              -
      Unit value of accumulation units             $          -   $      17.08   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    230,074   $     82,314   $    120,005   $    688,694
      Accumulation units outstanding                     13,672          4,824         17,462         24,779
      Unit value of accumulation units             $      16.83   $      17.06   $       6.87   $      27.79

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                 International  International
                                                      Growth       High-Yield     Diversified      Growth
                                                   Opportunities      Bond         Equities       & Income
                                                     Portfolio     Portfolio       Portfolio      Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)      (Class 2)
                                                   ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                          5,980,833     40,928,981     45,428,670     31,636,685
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685
                                                   =========================================================
Net assets:

      Accumulation units                           $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685
                                                   =========================================================

Accumulation units outstanding                        1,255,588      2,367,479      4,272,814      2,366,670
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  4,706,449   $ 31,917,358   $ 38,732,700   $ 24,053,364
      Accumulation units outstanding                    986,228      1,843,279      3,639,167      1,796,950
      Unit value of accumulation units             $       4.77   $      17.32   $      10.64   $      13.39
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    111,899   $    997,572   $    499,384   $  1,274,230
      Accumulation units outstanding                     23,452         57,613         46,913         95,170
      Unit value of accumulation units             $       4.77   $      17.32   $      10.64   $      13.39
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    181,691   $  1,471,843   $  1,222,104   $  1,315,865
      Accumulation units outstanding                     38,336         85,211        115,056         98,686
      Unit value of accumulation units             $       4.74   $      17.27   $      10.62   $      13.33
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $    940,433   $  5,004,174   $  4,751,757   $  4,608,634
      Accumulation units outstanding                    199,002        291,437        450,534        346,898
      Unit value of accumulation units             $       4.73   $      17.17   $      10.55   $      13.29
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $     40,361   $  1,538,034   $    222,725   $    384,592
      Accumulation units outstanding                      8,570         89,939         21,144         28,966
      Unit value of accumulation units             $       4.71   $      17.10   $      10.53   $      13.28

                                                                       MFS
                                                                  Massachusetts      MFS
                                                     Marsico        Investors      Mid-Cap       MFS Total
                                                      Growth          Trust         Growth        Return
                                                    Portfolio       Portfolio     Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         45,145,301     28,561,412     54,442,777    150,291,875
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875
                                                   =========================================================
Net assets:

      Accumulation units                           $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875
                                                   =========================================================

Accumulation units outstanding                        4,341,358      1,445,629      5,169,271      6,025,338
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $    726,752   $          -
      Accumulation units outstanding                          -              -         68,471              -
      Unit value of accumulation units             $          -   $          -   $      10.61   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 37,501,069   $ 22,160,341   $ 39,746,049   $115,016,722
      Accumulation units outstanding                  3,602,010      1,119,886      3,767,689      4,604,054
      Unit value of accumulation units             $      10.41   $      19.79   $      10.55   $      24.98
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $    497,434   $  1,685,401   $  4,571,815
      Accumulation units outstanding                          -         25,139        159,768        183,014
      Unit value of accumulation units             $          -   $      19.79   $      10.55   $      24.98
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $    272,065   $          -
      Accumulation units outstanding                          -              -         25,775              -
      Unit value of accumulation units             $          -   $          -   $      10.56   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $    397,559   $          -
      Accumulation units outstanding                          -              -         37,580              -
      Unit value of accumulation units             $          -   $          -   $      10.58   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $     89,137   $          -
      Accumulation units outstanding                          -              -          8,479              -
      Unit value of accumulation units             $          -   $          -   $      10.51   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $  1,124,670   $  2,420,207   $  8,179,928
      Accumulation units outstanding                          -         57,114        230,828        328,846
      Unit value of accumulation units             $          -   $      19.69   $      10.48   $      24.87
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  7,644,232   $  4,645,101   $  7,666,598   $ 20,366,791
      Accumulation units outstanding                    739,348        236,667        732,944        822,101
      Unit value of accumulation units             $      10.34   $      19.63   $      10.46   $      24.77
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $    712,929   $          -
      Accumulation units outstanding                          -              -         68,085              -
      Unit value of accumulation units             $          -   $          -   $      10.47   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $    110,809   $          -
      Accumulation units outstanding                          -              -         10,611              -
      Unit value of accumulation units             $          -   $          -   $      10.44   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $    133,866   $    615,271   $  2,156,619
      Accumulation units outstanding                          -          6,823         59,041         87,323
      Unit value of accumulation units             $          -   $      19.62   $      10.42   $      24.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                      Putnam
                                                     Growth:          Real       Small & Mid     SunAmerica
                                                     Voyager         Estate       Cap Value       Balanced
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)     (Class 2)       (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                          9,396,286     32,262,874     45,740,841     22,041,926
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable
          Trust (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

      Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926
                                                   =========================================================
Net assets:

      Accumulation units                           $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926
                                                   =========================================================

Accumulation units outstanding                          541,745      1,519,878      2,898,416      1,483,785
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  7,063,746   $ 23,145,295   $ 37,974,395   $ 16,396,497
      Accumulation units outstanding                    406,642      1,088,202      2,404,085      1,101,809
      Unit value of accumulation units             $      17.37   $      21.27   $      15.80   $      14.88
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    206,358   $  1,095,526   $  1,228,479   $    354,329
      Accumulation units outstanding                     11,880         51,508         77,776         23,811
      Unit value of accumulation units             $      17.37   $      21.27   $      15.80   $      14.88
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    563,323   $  1,740,742   $  1,001,633   $    883,020
      Accumulation units outstanding                     32,516         82,059         63,806         59,599
      Unit value of accumulation units             $      17.32   $      21.21   $      15.70   $      14.82
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,419,669   $  5,899,414   $  5,322,938   $  3,943,920
      Accumulation units outstanding                     82,359        279,955        339,087        267,036
      Unit value of accumulation units             $      17.24   $      21.07   $      15.70   $      14.77
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    143,190   $    381,897   $    213,396   $    464,160
      Accumulation units outstanding                      8,348         18,154         13,662         31,530
      Unit value of accumulation units             $      17.15   $      21.04   $      15.62   $      14.72

                                                                    Telecom        Worldwide     Aggressive
                                                    Technology      Utility       High Income      Growth
                                                    Portfolio      Portfolio       Portfolio     Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         10,328,998      3,216,118      7,429,844      7,188,034
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable
          Trust (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034
                                                   =========================================================
Net assets:

      Accumulation units                           $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034
                                                   =========================================================

Accumulation units outstanding                        4,237,386        278,545        398,777        493,564
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $    178,972   $          -   $          -   $          -
      Accumulation units outstanding                     73,013              -              -              -
      Unit value of accumulation units             $       2.45   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  6,777,161   $  2,102,333   $  6,189,326   $  4,449,760
      Accumulation units outstanding                  2,774,935        181,664        331,719        304,887
      Unit value of accumulation units             $       2.44   $      11.57   $      18.66   $      14.59
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    117,062   $          -   $          -   $    755,626
      Accumulation units outstanding                     47,934              -              -         51,773
      Unit value of accumulation units             $       2.44   $          -   $          -   $      14.59
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $     86,727   $          -   $          -   $          -
      Accumulation units outstanding                     35,463              -              -              -
      Unit value of accumulation units             $       2.45   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $    198,308   $          -   $          -   $          -
      Accumulation units outstanding                     81,168              -              -              -
      Unit value of accumulation units             $       2.44   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $     99,430   $          -   $          -   $          -
      Accumulation units outstanding                     40,926              -              -              -
      Unit value of accumulation units             $       2.43   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $     91,096   $          -   $          -   $    910,764
      Accumulation units outstanding                     37,451              -              -         62,839
      Unit value of accumulation units             $       2.43   $          -   $          -   $      14.49
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  2,498,473   $  1,113,785   $  1,240,518   $    652,377
      Accumulation units outstanding                  1,030,285         96,881         67,058         44,962
      Unit value of accumulation units             $       2.43   $      11.50   $      18.50   $      14.51
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $    155,363   $          -   $          -   $          -
      Accumulation units outstanding                     63,957              -              -              -
      Unit value of accumulation units             $       2.43   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $     94,340   $          -   $          -   $          -
      Accumulation units outstanding                     38,945              -              -              -
      Unit value of accumulation units             $       2.42   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $     32,066   $          -   $          -   $    419,507
      Accumulation units outstanding                     13,309              -              -         29,103
      Unit value of accumulation units             $       2.41   $          -   $          -   $      14.41

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                     Alliance       Blue Chip       Cash         Corporate
                                                      Growth         Growth       Management        Bond
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         69,204,069      7,913,678    106,434,930     84,467,485
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485
                                                   =========================================================
Net assets:

      Accumulation units                           $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485
                                                   =========================================================

Accumulation units outstanding                        2,410,119      1,329,936      8,358,139      4,980,011
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 40,045,793   $  4,485,580   $ 58,698,957   $ 41,525,875
      Accumulation units outstanding                  1,392,218        752,020      4,601,605      2,446,329
      Unit value of accumulation units             $      28.76   $       5.96   $      12.76   $      16.97
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  7,725,408   $    746,653   $ 14,395,386   $ 14,141,902
      Accumulation units outstanding                    268,570        125,174      1,128,501        833,102
      Unit value of accumulation units             $      28.76   $       5.96   $      12.76   $      16.97
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 15,237,097   $  2,006,729   $ 26,704,546   $ 21,876,209
      Accumulation units outstanding                    532,237        338,664      2,103,393      1,290,357
      Unit value of accumulation units             $      28.63   $       5.93   $      12.70   $      16.95
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  4,382,845   $    518,225   $  5,076,629   $  4,983,686
      Accumulation units outstanding                    153,379         87,552        401,041        295,085
      Unit value of accumulation units             $      28.58   $       5.92   $      12.66   $      16.89
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  1,812,926   $    156,491   $  1,559,412   $  1,939,813
      Accumulation units outstanding                     63,715         26,526        123,599        115,138
      Unit value of accumulation units             $      28.45   $       5.90   $      12.62   $      16.85

                                                      Davis                                      Federated
                                                     Venture       "Dogs" of       Emerging       American
                                                      Value        Wall Street     Markets        Leaders
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        220,042,179     12,678,068     11,307,326     31,424,127
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127
                                                   =========================================================
Net assets:

      Accumulation units                           $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127
                                                   =========================================================

Accumulation units outstanding                        7,041,367      1,123,504      1,037,661      1,803,078
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $124,011,406   $  4,727,967   $  4,986,186   $ 10,882,004
      Accumulation units outstanding                  3,961,597        418,074        456,021        622,734
      Unit value of accumulation units             $      31.30   $      11.31   $      10.93   $      17.47
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 24,687,365   $  2,964,744   $  1,623,065   $  7,140,586
      Accumulation units outstanding                    788,626        262,153        148,472        408,618
      Unit value of accumulation units             $      31.30   $      11.31   $      10.93   $      17.47
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 51,457,264   $  3,684,601   $  1,561,921   $ 11,180,171
      Accumulation units outstanding                  1,651,057        327,374        143,746        643,343
      Unit value of accumulation units             $      31.17   $      11.26   $      10.87   $      17.38
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 14,864,859   $    762,094   $  1,000,607   $  1,488,910
      Accumulation units outstanding                    477,981         67,748         92,068         85,742
      Unit value of accumulation units             $      31.10   $      11.25   $      10.87   $      17.37
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  5,021,285   $    538,662   $  2,135,547   $    732,456
      Accumulation units outstanding                    162,106         48,155        197,354         42,641
      Unit value of accumulation units             $      30.98   $      11.19   $      10.82   $      17.18

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                  Goldman
                                                     Foreign         Global         Global         Sachs
                                                      Value           Bond         Equities       Research
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        171,656,726     16,657,356      7,200,517        971,168
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $171,656,726   $ 16,657,356   $  7,200,517   $    971,168

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $171,656,726   $ 16,657,356   $  7,200,517   $    971,168
                                                   =========================================================
Net assets:

      Accumulation units                           $171,656,726   $ 16,657,356   $  7,200,517   $    971,168

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $171,656,726   $ 16,657,356   $  7,200,517   $    971,168
                                                   =========================================================

Accumulation units outstanding                       11,695,786        984,302        421,371        140,999
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 80,146,387   $  8,543,040   $  2,044,454   $          -
      Accumulation units outstanding                  5,451,685        503,488        119,363              -
      Unit value of accumulation units             $      14.70   $      16.97   $      17.13   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 23,242,636   $          -   $          -   $          -
      Accumulation units outstanding                  1,580,936              -              -              -
      Unit value of accumulation units             $      14.70   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 18,164,078   $  2,769,781   $  1,781,659   $    294,735
      Accumulation units outstanding                  1,235,510        163,240        104,013         42,652
      Unit value of accumulation units             $      14.70   $      16.97   $      17.13   $       6.91
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 34,721,546   $  3,975,807   $  2,850,342   $    672,451
      Accumulation units outstanding                  2,372,987        236,035        167,083         97,766
      Unit value of accumulation units             $      14.63   $      16.84   $      17.06   $       6.88
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 10,685,379   $    875,408   $    209,593   $          -
      Accumulation units outstanding                    731,789         52,106         12,359              -
      Unit value of accumulation units             $      14.60   $      16.80   $      16.96   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $    439,966   $          -   $          -   $          -
      Accumulation units outstanding                     30,132              -              -              -
      Unit value of accumulation units             $      14.60   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  4,256,734   $    493,320   $    314,469   $      3,982
      Accumulation units outstanding                    292,747         29,433         18,553            581
      Unit value of accumulation units             $      14.54   $      16.76   $      16.95   $       6.85

                                                                                                International
                                                     Growth-         Growth       High-Yield     Diversified
                                                      Income      Opportunities     Bond          Equities
                                                    Portfolio       Portfolio     Portfolio       Portfolio
                                                    (Class 3)       (Class 3)     (Class 3)       (Class 3)
                                                   ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         18,778,665      3,645,824     43,718,981    101,220,144
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144
                                                   =========================================================
Net assets:

      Accumulation units                           $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144
                                                   =========================================================

Accumulation units outstanding                          669,308        769,459      2,535,698      9,541,923
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  9,596,995   $  1,791,147   $ 20,181,138   $ 56,148,340
      Accumulation units outstanding                    341,335        376,827      1,167,521      5,282,477
      Unit value of accumulation units             $      28.12   $       4.75   $      17.29   $      10.63
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  2,833,788   $    202,209   $  6,727,410   $ 10,522,959
      Accumulation units outstanding                    100,786         42,539        389,202        989,987
      Unit value of accumulation units             $      28.12   $       4.75   $      17.29   $      10.63
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $  4,546,068   $    957,822   $ 11,882,347   $ 25,782,877
      Accumulation units outstanding                    162,601        202,723        691,453      2,438,066
      Unit value of accumulation units             $      27.96   $       4.72   $      17.18   $      10.58
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,351,156   $    536,748   $  3,617,028   $  6,013,730
      Accumulation units outstanding                     48,384        113,528        210,729        569,670
      Unit value of accumulation units             $      27.93   $       4.73   $      17.16   $      10.56
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    450,658   $    157,898   $  1,311,058   $  2,752,238
      Accumulation units outstanding                     16,202         33,842         76,793        261,723
      Unit value of accumulation units             $      27.81   $       4.67   $      17.07   $      10.52

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                     MFS
                                                   International                 Massachusetts      MFS
                                                      Growth        Marsico        Investors      Mid-Cap
                                                     & Income        Growth         Trust          Growth
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         35,194,607     23,167,131     33,465,893     54,574,948
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948
                                                   =========================================================
Net assets:

      Accumulation units                           $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948
                                                   =========================================================

Accumulation units outstanding                        2,648,598      2,232,718      1,697,663      5,194,249
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 14,580,213   $ 16,764,485   $ 19,067,301   $ 30,417,490
      Accumulation units outstanding                  1,095,824      1,613,367        965,474      2,889,336
      Unit value of accumulation units             $      13.31   $      10.39   $      19.75   $      10.53
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  5,346,125   $    477,905   $  3,105,693   $  5,266,099
      Accumulation units outstanding                    401,810         46,011        157,253        500,216
      Unit value of accumulation units             $      13.31   $      10.39   $      19.75   $      10.53
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 12,168,140   $  2,250,487   $  7,504,196   $ 13,240,182
      Accumulation units outstanding                    916,941        217,419        381,704      1,263,590
      Unit value of accumulation units             $      13.27   $      10.35   $      19.66   $      10.48
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  2,406,669   $  3,556,389   $  2,989,842   $  4,290,632
      Accumulation units outstanding                    181,437        344,467        152,345        410,472
      Unit value of accumulation units             $      13.26   $      10.32   $      19.63   $      10.45
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    693,460   $    117,865   $    798,861   $  1,360,545
      Accumulation units outstanding                     52,586         11,454         40,887        130,635
      Unit value of accumulation units             $      13.19   $      10.29   $      19.54   $      10.41

                                                                    Putnam
                                                     MFS Total      Growth:          Real       Small & Mid
                                                      Return        Voyager         Estate       Cap Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        132,416,887      3,213,032     29,611,420    119,131,771
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771
                                                   =========================================================
Net assets:

      Accumulation units                           $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771
                                                   =========================================================

Accumulation units outstanding                        5,322,826        185,991      1,398,233      7,568,354
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 68,881,230   $  1,788,871   $ 16,257,603   $ 48,142,250
      Accumulation units outstanding                  2,762,922        103,248        766,182      3,052,819
      Unit value of accumulation units             $      24.93   $      17.33   $      21.22   $      15.77
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $ 21,147,609
      Accumulation units outstanding                          -              -              -      1,340,971
      Unit value of accumulation units             $          -   $          -   $          -   $      15.77
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 17,408,533   $    249,541   $  3,596,378   $ 13,931,357
      Accumulation units outstanding                    698,250         14,403        169,493        883,395
      Unit value of accumulation units             $      24.93   $      17.33   $      21.22   $      15.77
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 32,095,182   $    623,472   $  5,951,953   $ 23,740,471
      Accumulation units outstanding                  1,294,239         36,236        282,009      1,513,074
      Unit value of accumulation units             $      24.80   $      17.21   $      21.11   $      15.69
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 10,818,332   $    487,581   $  3,158,929   $  8,237,391
      Accumulation units outstanding                    436,939         28,343        149,777        526,107
      Unit value of accumulation units             $      24.76   $      17.20   $      21.09   $      15.66
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $    753,814
      Accumulation units outstanding                          -              -              -         48,142
      Unit value of accumulation units             $          -   $          -   $          -   $      15.66
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  3,213,610   $     63,567   $    646,557   $  3,178,879
      Accumulation units outstanding                    130,476          3,761         30,772        203,846
      Unit value of accumulation units             $      24.63   $      16.90   $      21.01   $      15.59

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                    SunAmerica                     Telecom        Worldwide
                                                     Balanced      Technology      Utility       High Income
                                                    Portfolio      Portfolio      Portfolio       Portfolio
                                                    (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         12,029,966      8,870,679         85,506        917,051
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 12,029,966   $  8,870,679   $     85,506   $    917,051

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 12,029,966   $  8,870,679   $     85,506   $    917,051
                                                   =========================================================
Net assets:

      Accumulation units                           $ 12,029,966   $  8,870,679   $     85,506   $    917,051

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 12,029,966   $  8,870,679   $     85,506   $    917,051
                                                   =========================================================

Accumulation units outstanding                          812,328      3,648,226          7,468         49,363
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  5,640,015   $  5,284,962   $          -   $          -
      Accumulation units outstanding                    379,968      2,169,509              -              -
      Unit value of accumulation units             $      14.84   $       2.44   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  1,767,472   $    865,979   $     30,312   $    368,556
      Accumulation units outstanding                    119,070        355,489          2,624         19,767
      Unit value of accumulation units             $      14.84   $       2.44   $      11.55   $      18.65
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $  3,638,999   $  1,313,224   $     42,968   $    531,032
      Accumulation units outstanding                    246,552        542,092          3,751         28,635
      Unit value of accumulation units             $      14.76   $       2.42   $      11.46   $      18.54
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $    815,220   $  1,173,716   $          -   $          -
      Accumulation units outstanding                     55,278        484,558              -              -
      Unit value of accumulation units             $      14.75   $       2.42   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    168,260   $    232,798   $     12,226   $     17,463
      Accumulation units outstanding                     11,460         96,578          1,093            961
      Unit value of accumulation units             $      14.68   $       2.41   $      11.19   $      18.17

                                                                    Emerging      Growth and
                                                     Comstock        Growth         Income        Balanced
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                    (Class II)     (Class II)     (Class II)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                        269,006,904     29,266,860    271,558,342              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0    151,947,986
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $269,006,904   $ 29,266,860   $271,558,342   $151,947,986

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $269,006,904   $ 29,266,860   $271,558,342   $151,947,986
                                                   =========================================================
Net assets:

      Accumulation units                           $268,957,760   $ 29,266,860   $271,491,009   $151,947,986

      Contracts in payout (annuitization) period         49,144              0         67,333              0
                                                   ---------------------------------------------------------

           Total net assets                        $269,006,904   $ 29,266,860   $271,558,342   $151,947,986
                                                   =========================================================

Accumulation units outstanding                       22,295,013      3,220,823     21,776,653     17,103,475
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $ 80,623,550
      Accumulation units outstanding                          -              -              -      9,038,434
      Unit value of accumulation units             $          -   $          -   $          -   $       8.92
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 80,248,569   $ 12,154,203   $117,517,230   $ 11,402,719
      Accumulation units outstanding                  6,649,719      1,335,495      9,419,312      1,283,955
      Unit value of accumulation units             $      12.07   $       9.10   $      12.48   $       8.88
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $128,328,313   $ 10,204,228   $ 87,360,188   $          -
      Accumulation units outstanding                 10,637,239      1,126,616      6,977,777              -
      Unit value of accumulation units             $      12.06   $       9.06   $      12.52   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 13,265,464   $  1,323,614   $ 15,325,067   $          -
      Accumulation units outstanding                  1,091,876        143,751      1,233,086              -
      Unit value of accumulation units             $      12.15   $       9.21   $      12.43   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $ 29,537,149
      Accumulation units outstanding                          -              -              -      3,328,091
      Unit value of accumulation units             $          -   $          -   $          -   $       8.88
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $  1,521,145   $          -   $          -   $          -
      Accumulation units outstanding                    125,587              -              -              -
      Unit value of accumulation units             $      12.11   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $    583,816   $          -   $          -   $          -
      Accumulation units outstanding                     48,566              -              -              -
      Unit value of accumulation units             $      12.02   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 19,958,236   $  2,193,593   $ 30,521,354   $          -
      Accumulation units outstanding                  1,646,036        239,226      2,466,954              -
      Unit value of accumulation units             $      12.13   $       9.17   $      12.37   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 12,444,262   $  2,050,633   $ 12,982,798   $  2,275,606
      Accumulation units outstanding                  1,037,236        226,799      1,046,551        258,321
      Unit value of accumulation units             $      12.00   $       9.04   $      12.41   $       8.81
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  7,585,529   $    906,359   $  3,910,588   $          -
      Accumulation units outstanding                    633,288        101,246        314,766              -
      Unit value of accumulation units             $      11.98   $       8.95   $      12.42   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $ 28,108,962
      Accumulation units outstanding                          -              -              -      3,194,674
      Unit value of accumulation units             $          -   $          -   $          -   $       8.80
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $  1,302,056   $          -   $          -   $          -
      Accumulation units outstanding                    109,292              -              -              -
      Unit value of accumulation units             $      11.91   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  3,769,514   $    434,230   $  3,941,117   $          -
      Accumulation units outstanding                    316,174         47,690        318,207              -
      Unit value of accumulation units             $      11.92   $       9.11   $      12.39   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                   Conservative   Conservative                    Flexible
                                                     Balanced        Growth      Equity Income     Income
                                                    Portfolio      Portfolio          Fund       Portfolio
                                                     (Class 1)     (Class 1)       (Class 1)     (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                         14,872,611     73,797,945     21,639,735     36,143,342
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342
                                                   =========================================================
Net assets:

      Accumulation units                           $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342
                                                   =========================================================

Accumulation units outstanding                        2,264,674      7,982,301      2,611,510      4,698,052
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $ 10,108,838   $ 33,615,661   $ 14,894,579   $ 24,036,101
      Accumulation units outstanding                  1,535,565      3,619,505      1,791,807      3,115,170
      Unit value of accumulation units             $       6.58   $       9.29   $       8.31   $       7.72
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $  7,958,527   $          -   $          -
      Accumulation units outstanding                          -        863,961              -              -
      Unit value of accumulation units             $          -   $       9.21   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $  2,818,595   $ 19,531,925   $  2,735,026   $  6,632,553
      Accumulation units outstanding                    429,826      2,114,336        330,608        862,830
      Unit value of accumulation units             $       6.56   $       9.24   $       8.27   $       7.69
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $  1,372,040   $          -   $          -
      Accumulation units outstanding                          -        149,654              -              -
      Unit value of accumulation units             $          -   $       9.17   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $  1,945,178   $ 11,319,792   $  4,010,130   $  5,474,688
      Accumulation units outstanding                    299,283      1,234,845        489,095        720,052
      Unit value of accumulation units             $       6.50   $       9.17   $       8.20   $       7.60
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                                    Growth &                    International
                                                      Growth         Income        Income          Growth
                                                       Fund           Fund          Fund            Fund
                                                     (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                          1,752,597      8,860,014      9,872,875        514,659
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $  1,752,597   $  8,860,014   $  9,872,875   $    514,659

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $  1,752,597   $  8,860,014   $  9,872,875   $    514,659
                                                   =========================================================
Net assets:

      Accumulation units                           $  1,752,597   $  8,860,014   $  9,872,875   $    514,659

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $  1,752,597   $  8,860,014   $  9,872,875   $    514,659
                                                   =========================================================

Accumulation units outstanding                          265,990      1,406,715      1,419,702         91,001
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $  1,075,487   $  4,635,442   $  7,152,873   $    420,614
      Accumulation units outstanding                    162,693        733,386      1,025,581         74,298
      Unit value of accumulation units             $       6.61   $       6.32   $       6.97   $       5.66
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $    434,848   $  2,693,064   $  1,083,719   $     53,398
      Accumulation units outstanding                     66,120        427,738        156,204          9,469
      Unit value of accumulation units             $       6.58   $       6.30   $       6.94   $       5.64
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $    242,262   $  1,531,508   $  1,636,283   $     40,647
      Accumulation units outstanding                     37,177        245,591        237,917          7,234
      Unit value of accumulation units             $       6.52   $       6.24   $       6.88   $       5.62
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                       Mid Cap    Money              Short Term     Small    Strategic        U.S.      West Coast
                                        Stock     Market     REIT      Income    Cap Growth   Growth       Government     Equity
                                         Fund      Fund      Fund        Fund      Fund      Portfolio  Securities Fund    Fund
                                      (Class 1)  (Class 1) (Class 1)  (Class 1)  (Class 1)   (Class 1)       (Class 1)   (Class 1)
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------
Assets:
   Investments in Anchor Series
    Trust (Class 1, 2 or 3),
       at net asset value            $        0 $        0 $       0 $         0 $        0 $         0 $             0 $         0
   Investments in SunAmerica
     Series Trust (Class 1, 2
      or 3), at net asset value               0          0         0           0          0           0               0           0
   Investments in Van Kampen Life
    Investment Trust (Class II),
       at net asset value                     0          0         0           0          0           0               0           0
   Investments in WM Variable Trust
    (Class 1 or Class 2),
       at net asset value             5,396,331  4,136,739   619,770   3,875,626  2,271,166  19,241,277      14,843,010  14,438,128
   Investments in Nations Separate
    Account Trust (Class B),
       at net asset value                     0          0         0           0          0           0               0           0
   Investments in American Funds
    Insurance Series (Class 2 or 3),
       at net asset value                     0          0         0           0          0           0               0           0
   Investments in Lord Abbett Series
    Fund, Inc. (Class VC),
       at net asset value                     0          0         0           0          0           0               0           0

    Receivable from AIG SunAmerica
     Life Assurance Company                   0        370         0           0          0           0               0           0
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------

Total Assets:                        $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128

Liabilities:                                  0          0         0           0          0           0               0           0
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------

                                     $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128
                                     ========== ========== ========= =========== ========== =========== =============== ===========
Net assets:

 Accumulation units                  $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128

 Contracts in payout (annuitization)
   period                                     0          0         0           0          0           0               0           0
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------

        Total net assets             $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128
                                     ========== ========== ========= =========== ========== =========== =============== ===========

Accumulation units outstanding          644,391    724,436    41,375     599,257    337,467   1,918,099       2,299,797   1,358,062
                                     ========== ========== ========= =========== ========== =========== =============== ===========

Contracts With Total Expenses of
   1.30%:
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.40%:
   Net Assets                        $3,881,928 $3,305,789 $ 578,721 $ 2,789,206 $1,494,157 $ 9,577,124 $    10,761,943 $10,417,150
   Accumulation units outstanding       462,156    578,009    38,619     430,071    221,273     950,930       1,663,190     977,169
   Unit value of accumulation units  $     8.40 $     5.72 $   14.99 $      6.49 $     6.75 $     10.07 $          6.47 $     10.66
Contracts With Total Expenses of
   1.52% (1):
   Net Assets                        $        - $        - $       - $         - $        - $ 2,540,167 $             - $         -
   Accumulation units outstanding             -          -         -           -          -     253,613               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $     10.02 $             - $         -
Contracts With Total Expenses of
   1.52% (2):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.52% (3):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.52% (4):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.55% (5):
   Net Assets                        $  454,024 $  494,782 $     163 $   402,040 $  223,312 $ 4,137,444 $     2,038,801 $ 1,892,128
   Accumulation units outstanding        54,334     86,527        11      62,131     33,175     413,294         316,932     178,450
   Unit value of accumulation units  $     8.36 $     5.72 $   14.83 $      6.47 $     6.73 $     10.01 $          6.43 $     10.60
Contracts With Total Expenses of
   1.55% (6):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.70%:
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.72% (4):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.77% (7):
   Net Assets                        $        - $        - $       - $         - $        - $ 1,035,763 $             - $         -
   Accumulation units outstanding             -          -         -           -          -     104,208               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $      9.94 $             - $         -
Contracts With Total Expenses of
   1.77% (2):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.77% (3):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.80%:
   Net Assets                        $1,060,379 $  336,538 $  40,886 $   684,380 $  553,697 $ 1,950,779 $     2,042,266 $ 2,128,850
   Accumulation units outstanding       127,901     59,900     2,745     107,055     83,019     196,054         319,675     202,443
   Unit value of accumulation units  $     8.29 $     5.62 $   14.89 $      6.39 $     6.67 $      9.95 $          6.39 $     10.52
Contracts With Total Expenses of
   1.95%:
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.97% (4):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -

 (1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

 (2) Offered in Polaris and Polaris II product.

 (3) Offered in PolarisAmerica product.

 (4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

 (5) Offered in Diversified Strategies product.

 (6) Offered in Diversified Strategies III product.

 (7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                      Conservative Conservative
                           Balanced     Balanced      Growth    Equity Income Flexible Income   Growth   Growth & Income   Income
                           Portfolio   Portfolio    Portfolio       Fund         Portfolio       Fund          Fund         Fund
                           (Class 2)    (Class 2)    (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 2)     (Class 2)
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------
Assets:
 Investments in Anchor
  Series Trust (Class
   1, 2 or 3),
   at net asset value    $          0 $          0 $          0 $           0 $             0 $        0 $             0 $         0
 Investments in
 SunAmerica Series Trust
 (Class 1, 2 or 3),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in Van
   Kampen Life
   Investment Trust
   (Class II),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in WM
   Variable Trust
 (Class 1 or Class 2),
   at net asset value     130,881,501   15,053,195   50,212,271    18,459,243      61,768,123  1,263,148       3,353,282  23,063,724
 Investments in Nations
   Separate Account
   Trust (Class B),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in American
   Funds Insurance
 Series (Class 2 or 3),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in Lord
   Abbett Series Fund,
   Inc. (Class VC),
   at net asset value               0            0            0             0               0          0               0           0

  Receivable from AIG
   SunAmerica Life
   Assurance
   Company                          0            0            0             0               0          0               0           0
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------

Total Assets:            $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724

Liabilities:                        0            0            0             0               0          0               0           0
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------

                         $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724
                         ============ ============ ============ ============= =============== ========== =============== ===========
Net assets:

  Accumulation units     $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724

  Contracts in payout
    (annuitization)
     period                         0            0            0             0               0          0               0           0
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------

       Total net assets  $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724
                         ============ ============ ============ ============= =============== ========== =============== -==========

Accumulation units
  outstanding              14,862,942    2,311,026    5,494,544     2,260,288       8,110,654    193,649         540,874   3,337,116
                         ============ ============ ============ ============= =============== ========== =============== ===========

Contracts With Total
   Expenses of 1.30%:
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
   Expenses of 1.40%:
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (1):
   Net Assets            $ 14,349,432 $          - $  9,615,350 $           - $             - $        - $             - $         -
   Accumulation units
    outstanding             1,625,466            -    1,050,151             -               -          -               -           -
   Unit value of
    accumulation units   $       8.83 $          - $       9.16 $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (2):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (3):
  Net Assets             $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (4):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.55% (5):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.55% (6):
   Net Assets            $ 78,672,590 $ 10,816,070 $ 24,050,444 $  14,261,209 $    53,414,927 $  803,439 $     2,293,095 $19,657,021
   Accumulation units
   outstanding              8,919,229    1,658,338    2,626,602     1,742,252       7,008,339    122,877         368,765   2,840,973
   Unit value of
   accumulation units    $       8.82 $       6.52 $       9.16 $        8.19 $          7.62 $     6.54 $          6.22 $      6.92
Contracts With Total
  Expenses of 1.70%:
   Net Assets            $ 27,197,943 $  3,451,761 $ 10,923,066 $   1,332,918 $     5,885,430 $  349,152 $       389,603 $ 1,913,728
   Accumulation units
   outstanding              3,095,035      530,744    1,196,830       163,642         775,379     53,641          62,826     277,682
   Unit value of
   accumulation units    $       8.79 $       6.50 $       9.13 $        8.15 $          7.59 $     6.51 $          6.20 $      6.89
Contracts With Total
  Expenses of 1.72% (4):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.77% (7):
   Net Assets            $  1,709,936 $          - $    761,764 $           - $             - $        - $             - $         -
   Accumulation units
    outstanding               195,480            -       83,827             -               -          -               -           -
   Unit value of
    accumulation units   $       8.75 $          - $       9.09 $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.77% (2):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.77% (3):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.80%:
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.95%:
   Net Assets            $  8,951,600 $    785,364 $  4,861,647 $   2,865,116 $     2,467,766 $  110,557 $       670,584 $ 1,492,975
   Accumulation units
    outstanding             1,027,732      121,944      537,134       354,394         326,936     17,131         109,283     218,461
   Unit value of
    accumulation units   $       8.71       $ 6.44 $       9.05 $        8.08 $          7.55 $     6.45 $          6.14 $      6.83
Contracts With Total
  Expenses of 1.97% (4):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $       -  $             - $         -


(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.


                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                International   Mid Cap     Money               Short Term    Small      Strategic       U.S.
                                    Growth       Stock      Market      REIT      Income    Cap Growth    Growth      Government
                                     Fund        Fund        Fund       Fund       Fund        Fund      Portfolio  Securities Fund
                                   (Class 2)   (Class 2)   (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------
Assets:
  Investments in Anchor Series
   Trust (Class 1, 2 or 3),
      at net asset value        $           0 $         0 $         0 $       0 $         0 $        0 $          0 $             0
  Investments in SunAmerica
    Series Trust (Class 1, 2
   or 3),
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in Van Kampen
   Life Investment Trust
    (Class II)
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in WM Variable
   Trust (Class 1 or Class 2),
      at net asset value              258,869   2,559,976   5,368,902   192,855   6,932,898  1,168,947   14,836,003      12,714,269
  Investments in Nations
   Separate Account Trust
   (Class D),
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in American
   Funds Insurance Series
   (Class 2 or 3),
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in Lord Abbett
   Series Fund, Inc.
   (Class VC),
      at net asset value                    0           0           0         0           0          0            0               0

  Receivable from AIG
   SunAmerica Life Assurance
   Company                                  0           0         405         0           0          0            0               0
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------

Total Assets:                   $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269

Liabilities:                                0           0           0         0           0          0            0               0
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------

                                $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269
                                ============= =========== =========== ========= =========== ========== ============ ===============
Net assets:

  Accumulation units            $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269

  Contracts in payout
  (annuitization) period                    0           0           0         0           0          0            0               0
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------

        Total net assets        $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269
                                ============= =========== =========== ========= =========== ========== ============ ===============

Accumulation units outstanding         46,252     310,386     951,574    12,753   1,082,867    175,772    1,494,603       2,000,572
                                ============= =========== =========== ========= =========== ========== ============ ===============

Contracts With Total Expenses
  of 1.30%:
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.40%:
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.52% (1):
  Net Assets                    $           - $         - $         - $       - $         - $        - $  3,654,867 $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -      366,800               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $       9.96 $             -
Contracts With Total Expenses
  of 1.52% (2):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.52% (3):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.52% (4):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.55% (5):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.55% (6):
  Net Assets                    $     200,643 $ 1,740,704 $ 4,300,843 $ 183,771 $ 5,706,071 $  903,681 $  8,962,334 $     9,984,678
  Accumulation units
   outstanding                         35,799     210,552     761,286    12,145     890,374    135,661      902,787       1,569,287
  Unit value of accumulation
   units                        $        5.60 $      8.27 $      5.65 $   15.13 $      6.41 $     6.66 $       9.93 $          6.36
Contracts With Total Expenses
  of 1.70%:
  Net Assets                    $      31,022 $   374,490 $   994,856 $   9,025 $   855,608 $  127,935 $  1,172,212 $     2,068,917
  Accumulation units
   outstanding                          5,576      45,356     177,099       604     133,919     19,303      118,589         326,343
  Unit value of accumulation
   units                        $        5.56 $      8.26 $      5.62 $   14.94 $      6.39 $     6.63 $       9.88 $          6.34
Contracts With Total Expenses
  of 1.72% (4):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.77% (7):
  Net Assets                    $           - $         - $         - $       - $         - $        - $    292,525 $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -       29,647               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $       9.87 $             -
Contracts With Total Expenses
  of 1.77% (2):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.77% (3):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.80%:
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.95%:
  Net Assets                    $      27,204 $   444,782 $    73,608 $      59 $   371,219 $  137,331 $    754,065 $       660,674
  Accumulation units
   outstanding                          4,877      54,478      13,189         4      58,574     20,808       76,780         104,942
  Unit value of accumulation
   units                        $        5.58 $      8.16 $      5.58 $   14.71 $      6.34 $     6.60 $       9.82 $          6.30
 Contracts With Total Expenses
  of 1.97% (4):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                   Nations                               Nations
                                               Nations    Nations       Nations    Marsico     Nations      Nations      Marsico
                                 West Coast    Asset    High Yield  International  Focused     Marsico      Marsico   International
                                   Equity    Allocation    Bond         Value     Equities      Growth   21st Century Opportunities
                                   Fund      Portfolio  Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                  (Class 2)   (Class B)  (Class B)     (Class B)  (Class B)   (Class B)    (Class B)    (Class B)
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------
Assets:
  Investments in Anchor Series
   Trust (Class 1, 2 or 3),
      at net asset value        $         0 $         0 $         0 $           0 $         0 $        0 $          0 $           0
  Investments in SunAmerica
  Series Trust (Class 1, 2
   or 3),
      at net asset value                  0           0           0             0           0          0            0             0
  Investments in Van Kampen
   Life Investment Trust
   (Class II),
      at net asset value                  0           0           0             0           0          0            0             0
  Investments in WM Variable
  Trust (Class 1 or Class 2),
      at net asset value          8,075,522           0           0             0           0          0            0             0
  Investments in Nations
  Separate Account Trust
  (Class B),
      at net asset value                  0   1,491,383  26,605,972     7,856,316  46,102,891  6,050,578    1,298,934     5,225,332
  Investments in American
  Funds Insurance Series
  (Class 2 or 3),
      at net asset value                  0           0           0             0           0          0            0             0
  Investments in Lord Abbett
  Series Fund, Inc.
  (Class VC),
      at net asset value                  0           0           0             0           0          0            0             0

   Receivable from AIG
  SunAmerica Life Assurance
   Company                                0           0           0             0           0          0            0             0
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------

Total Assets:                   $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332

Liabilities:                              0           0           0             0           0          0            0             0
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------

                                $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332
                                =========== =========== =========== ============= =========== ========== ============ =============
Net assets:

  Accumulation units            $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332

  Contracts in payout
  (annuitization) period                  0           0           0             0           0          0            0             0
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------

       Total net assets         $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332
                                =========== =========== =========== ============= =========== ========== ============ =============

Accumulation units outstanding      772,450     145,751   1,849,045       599,884   4,478,641    632,492      100,867       383,059
                                =========== =========== =========== ============= =========== ========== ============ =============

Contracts With Total Expenses
  of 1.30%:
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
 outstanding                              -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.40%:
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.52% (1):
  Net Assets                    $         - $   792,838 $ 3,672,228 $           - $ 6,839,039 $3,136,312 $    408,963 $   3,863,438
  Accumulation units
  outstanding                             -      77,426     253,871             -     664,662    327,478       31,699       283,025
  Unit value of accumulation
  units                         $         - $     10.24 $     14.46 $           - $     10.29 $     9.58 $      12.90 $       13.65
Contracts With Total Expenses
  of 1.52% (2):
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.52% (3):
  Net Assets                    $         - $   563,087 $ 2,971,881 $   2,298,982 $ 3,759,724 $2,169,294 $    632,169 $     862,632
  Accumulation units
  outstanding                             -      54,992     205,475       174,842     365,430    226,522       49,003        63,200
  Unit value of accumulation
  units                         $         - $     10.24 $     14.46 $       13.15 $     10.29 $     9.58 $      12.90 $       13.65
Contracts With Total Expenses
  of 1.52% (4):
  Net Assets                    $         - $         - $ 8,648,486 $     904,320 $14,123,788 $        - $          - $           -
  Accumulation units
  outstanding                             -           -     600,110        68,360   1,367,356          -            -             -
  Unit value of accumulation
  units                         $         - $         - $     14.41 $       13.23 $     10.33 $        - $          - $           -
Contracts With Total Expenses
  of 1.55% (5):
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.55% (6):
  Net Assets                    $ 6,172,805 $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                       589,269           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $     10.48 $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.70%:
  Net Assets                    $   973,934 $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                        93,396           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $     10.43 $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.72% (4):
  Net Assets                    $         - $         - $ 7,643,824 $   2,646,885 $17,141,483 $        - $          - $           -
  Accumulation units
  outstanding                             -           -     532,905       202,314   1,665,907          -            -             -
  Unit value of accumulation
  units                         $         - $         - $     14.34 $       13.08 $     10.29 $        - $          - $           -
Contracts With Total Expenses
  of 1.77% (7):
  Net Assets                    $         - $     1,351 $   250,641 $           - $   350,033 $  157,879 $      3,475 $     247,810
  Accumulation units
  outstanding                             -         133      17,481             -      34,349     16,634          272        18,282
  Unit value of accumulation
  units                         $         - $     10.16 $     14.34 $           - $     10.19 $     9.49 $      12.78 $       13.55
Contracts With Total Expenses
  of 1.77% (2):
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.77% (3):
  Net Assets                    $         - $   134,107 $ 1,830,958 $     896,732 $ 1,212,472 $  587,093 $    254,327 $     251,452
  Accumulation units
  outstanding                             -      13,200     127,703        68,835     118,989     61,858       19,893        18,552
  Unit value of accumulation
  units                         $         - $     10.16 $     14.34 $       13.03 $     10.19 $     9.49 $      12.78 $       13.55
Contracts With Total Expenses
  of 1.80%:
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.95%:
  Net Assets                    $   928,783 $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                        89,785           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $     10.34 $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.97% (4):
  Net Assets                    $         - $         - $ 1,587,954 $   1,109,397 $ 2,676,352 $        - $          - $           -
  Accumulation units
  outstanding                             -           -     111,500        85,533     261,948          -            -             -
  Unit value of accumulation
  units                         $         - $         - $     14.24 $       12.97 $     10.22 $        - $          - $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Continued)

                                                                   Nations         Nations
                                                                    MidCap          Small        Nations         Asset
                                                                    Growth         Company        Value        Allocation
                                                                   Portfolio      Portfolio      Portfolio        Fund
                                                                   (Class B)      (Class B)      (Class B)      (Class 2)
                                                                  ------------   ------------   ------------   ------------
Assets:
 Investments in Anchor Series Trust (Class 1, 2 or 3),
     at net asset value                                           $          0   $          0   $          0   $          0
 Investments in SunAmerica Series Trust (Class 1, 2 or 3),
     at net asset value                                                      0              0              0              0
 Investments in Van Kampen Life Investment Trust (Class II),
     at net asset value                                                      0              0              0              0
 Investments in WM Variable Trust (Class 1 or Class 2),
     at net asset value                                                      0              0              0              0
 Investments in Nations Separate Account Trust (Class B),
     at net asset value                                              1,982,491      3,909,951      6,158,558              0
 Investments in American Funds Insurance Series (Class 2 or 3),
     at net asset value                                                      0              0              0    106,035,631
 Investments in Lord Abbett Series Fund, Inc. (Class VC),
     at net asset value                                                      0              0              0              0

  Receivable from AIG SunAmerica Life Assurance Company                      0              0              0              0
                                                                  ------------   ------------   ------------   ------------

Total Assets:                                                     $  1,982,491   $  3,909,951   $  6,158,558   $106,035,631

Liabilities:                                                                 0              0              0              0
                                                                  ------------   ------------   ------------   ------------

                                                                  $  1,982,491   $  3,909,951   $  6,158,558   $106,035,631
                                                                  ============   ============   ============   ============
Net assets:

 Accumulation units                                               $  1,982,491   $  3,909,951   $  6,158,558   $105,999,761

 Contracts in payout (annuitization) period                                  0              0              0         35,870
                                                                  ------------   ------------   ------------   ------------

      Total net assets                                            $  1,982,491   $  3,909,951   $  6,158,558   $106,035,631
                                                                  ============   ============   ============   ============

Accumulation units outstanding                                         246,614        375,891        586,677      8,000,915
                                                                  ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
 Net Assets                                                       $    635,266   $  1,197,884   $  3,924,844   $          -
 Accumulation units outstanding                                         77,494        114,931        373,340              -
 Unit value of accumulation units                                 $       8.20   $      10.42   $      10.51   $          -
Contracts With Total Expenses of 1.52% (2):
 Net Assets                                                       $          -   $          -   $          -   $101,193,850
 Accumulation units outstanding                                              -              -              -      7,633,623
 Unit value of accumulation units                                 $          -   $          -   $          -   $      13.26
Contracts With Total Expenses of 1.52% (3):
 Net Assets                                                       $    872,800   $  1,969,363   $  1,359,196   $          -
 Accumulation units outstanding                                        106,483        188,965        129,306              -
 Unit value of accumulation units                                 $       8.20   $      10.42   $      10.51   $          -
Contracts With Total Expenses of 1.52% (4):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
 Net Assets                                                       $     69,226   $     82,449   $    251,155   $          -
 Accumulation units outstanding                                          9,139          7,992         24,132              -
 Unit value of accumulation units                                 $       7.57   $      10.32   $      10.41   $          -
Contracts With Total Expenses of 1.77% (2):
 Net Assets                                                       $          -   $          -   $          -   $  4,841,781
 Accumulation units outstanding                                              -              -              -        367,292
 Unit value of accumulation units                                 $          -   $          -   $          -   $      13.18
Contracts With Total Expenses of 1.77% (3):
 Net Assets                                                       $    405,199   $    660,255   $    623,363   $          -
 Accumulation units outstanding                                         53,498         64,003         59,899              -
 Unit value of accumulation units                                 $       7.57   $      10.32   $      10.41   $          -
Contracts With Total Expenses of 1.80%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -

                                                                    Global                        Growth          Asset
                                                                    Growth         Growth         Income        Allocation
                                                                     Fund           Fund           Fund           Fund
                                                                   (Class 2)      (Class 2)      (Class 2)      (Class 3)
                                                                  ------------   ------------   ------------   ------------
Assets:
 Investments in Anchor Series Trust (Class 1, 2 or 3),
     at net asset value                                           $          0   $          0   $          0   $          0
 Investments in SunAmerica Series Trust (Class 1, 2 or 3),
     at net asset value                                                      0              0              0              0
 Investments in Van Kampen Life Investment Trust (Class II),
     at net asset value                                                      0              0              0              0
 Investments in WM Variable Trust (Class 1 or Class 2),
     at net asset value                                                      0              0              0              0
 Investments in Nations Separate Account Trust (Class B),
     at net asset value                                                      0              0              0              0
 Investments in American Funds Insurance Series (Class 2 or 3),
     at net asset value                                            194,389,514    404,936,125    466,901,784     80,971,645
 Investments in Lord Abbett Series Fund, Inc. (Class VC),
     at net asset value                                                      0              0              0              0

  Receivable from AIG SunAmerica Life Assurance Company                      0              0              0              0
                                                                  ------------   ------------   ------------   ------------

Total Assets:                                                     $194,389,514   $404,936,125   $466,901,784   $ 80,971,645

Liabilities:                                                                 0              0              0              0
                                                                  ------------   ------------   ------------   ------------

                                                                  $194,389,514   $404,936,125   $466,901,784   $ 80,971,645
                                                                  ============   ============   ============   ============
Net assets:

 Accumulation units                                               $194,380,044   $404,896,789   $466,832,165   $ 79,701,608

 Contracts in payout (annuitization) period                              9,470         39,336         69,619      1,270,037
                                                                  ------------   ------------   ------------   ------------

      Total net assets                                            $194,389,514   $404,936,125   $466,901,784   $ 80,971,645
                                                                  ============   ============   ============   ============

Accumulation units outstanding                                      11,930,319     24,939,252     30,282,053      2,082,420
                                                                  ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
 Net Assets                                                       $          -   $          -   $          -   $ 77,993,959
 Accumulation units outstanding                                              -              -              -      2,005,309
 Unit value of accumulation units                                 $          -   $          -   $          -   $      38.89
Contracts With Total Expenses of 1.40%:
 Net Assets                                                       $          -   $          -   $          -   $  2,977,686
 Accumulation units outstanding                                              -              -              -         77,111
 Unit value of accumulation units                                 $          -   $          -   $          -   $      38.62
Contracts With Total Expenses of 1.52% (1):
 Net Assets                                                       $ 71,232,413   $137,558,714   $146,202,954   $          -
 Accumulation units outstanding                                      4,367,465      8,463,896      9,472,512              -
 Unit value of accumulation units                                 $      16.31   $      16.25   $      15.43   $          -
Contracts With Total Expenses of 1.52% (2):
 Net Assets                                                       $ 76,252,939   $170,615,143   $210,820,806   $          -
 Accumulation units outstanding                                      4,675,403     10,498,114     13,659,490              -
 Unit value of accumulation units                                 $      16.31   $      16.25   $      15.43   $          -
Contracts With Total Expenses of 1.52% (3):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
 Net Assets                                                       $ 12,398,204   $ 24,453,231   $ 26,677,352   $          -
 Accumulation units outstanding                                        760,159      1,504,562      1,728,399              -
 Unit value of accumulation units                                 $      16.31   $      16.25   $      15.43   $          -
Contracts With Total Expenses of 1.55% (5):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
 Net Assets                                                       $ 21,350,585   $ 44,297,777   $ 50,484,386   $          -
 Accumulation units outstanding                                      1,315,059      2,738,051      3,287,526              -
 Unit value of accumulation units                                 $      16.24   $      16.18   $      15.36   $          -
Contracts With Total Expenses of 1.77% (7):
 Net Assets                                                       $  8,112,268   $ 16,961,405   $ 18,181,486   $          -
 Accumulation units outstanding                                        500,468      1,049,531      1,185,041              -
 Unit value of accumulation units                                 $      16.21   $      16.16   $      15.34   $          -
Contracts With Total Expenses of 1.77% (2):
 Net Assets                                                       $  2,623,622   $  6,138,241   $  8,916,645   $          -
 Accumulation units outstanding                                        161,857        379,822        581,187              -
 Unit value of accumulation units                                 $      16.21   $      16.16   $      15.34   $          -
Contracts With Total Expenses of 1.77% (3):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
 Net Assets                                                       $  2,419,483   $  4,911,614   $  5,618,155   $          -
 Accumulation units outstanding                                        149,908        305,276        367,898              -
 Unit value of accumulation units                                 $      16.14   $      16.09   $      15.27   $          -

----------
(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

               See accompanying notes to financial statemenents.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                   U.S.
                                                                                               Government/
                                  Cash                    Growth-    High-Income                AAA-Rated    Growth      Mid Cap
                                Management    Growth      Income        Bond     International  Securities  and Income     Value
                                  Fund         Fund        Fund         Fund         Fund          Fund     Portfolio    Portfolio
                                 (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class VC) (Class VC)
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------
Assets:
  Investments in Anchor Series
    Trust (Class 1, 2 or 3),
    at net asset value         $         0 $          0 $          0 $         0 $           0 $         0 $          0 $         0
  Investments in SunAmerica
    Series Trust (Class 1, 2
    or 3),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in Van Kampen
   Life Investment Trust
   (Class II),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in WM Variable
   Trust (Class 1 or Class 2),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in Nations
  Separate Account Trust
  (Class B),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in American
   Funds Insurance Series
   (Class 2 or 3),
      at net asset value        19,856,923  513,110,307  534,964,148  45,026,494   113,116,567  43,050,579            0           0
  Investments in Lord Abbett
   Series Fund, Inc.
   (Class VC),
      at net asset value                 0            0            0           0             0           0  153,058,883  93,178,487

   Receivable from AIG
    SunAmerica Life Assurance
     Company                             0            0            0           0             0           0            0           0
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------

Total Assets:                  $19,856,923  513,110,307 $534,964,148 $45,026,494 $ 113,116,567 $43,050,579 $153,058,883 $93,178,487

Liabilities:                             0            0            0           0             0           0            0           0
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------

                               $19,856,923  513,110,307 $534,964,148 $45,026,494 $ 113,116,567 $43,050,579 $153,058,883 $93,178,487
                               =========== ============ ============ =========== ============= =========== ============ ===========
Net assets:

  Accumulation units           $19,239,182  499,871,641 $519,083,986 $43,100,112 $ 111,484,898 $41,150,905 $153,058,883 $93,091,460

  Contracts in payout
  (annuitization) period           617,741   13,238,666   15,880,162   1,926,382     1,631,669   1,899,674            0      87,027
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------

       Total net assets        $19,856,923  513,110,307 $534,964,148 $45,026,494 $ 113,116,567 $43,050,579 $153,058,883 $93,178,487
                               =========== ============ ============ =========== ============= =========== ============ ===========

Accumulation units outstanding     956,023    3,520,459    4,788,401     725,768     3,184,962   1,391,833   13,083,519   7,282,874
                               =========== ============ ============ =========== ============= =========== ============ ===========

Contracts With Total Expenses
  of 1.30%:
  Net Assets                   $19,758,798  494,685,600 $514,708,587 $43,961,335 $ 109,352,032 $41,778,850 $          - $         -
  Accumulation units
  outstanding                      951,265    3,393,170    4,605,842     708,479     3,078,225   1,350,430            -           -
  Unit value of accumulation
  units                        $     20.77 $     145.79 $     111.75 $     62.05 $       35.52 $     30.94 $          - $         -
Contracts With Total Expenses
  of 1.40%:
  Net Assets                   $    98,125 $ 18,424,707 $ 20,255,561 $ 1,065,159 $   3,764,535 $ 1,271,729 $          - $         -
  Accumulation units
  outstanding                        4,758      127,289      182,559      17,289       106,737      41,403            -           -
  Unit value of accumulation
  units                        $     20.62 $     144.75 $     110.95 $     61.61 $       35.27 $     30.72 $          - $         -
Contracts With Total Expenses
  of 1.52% (1):
  Net Assets                   $         - $          - $          - $         - $           - $         - $ 45,450,269 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -    3,880,250           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.71 $         -
Contracts With Total Expenses
  of 1.52% (2):
  Net Assets                   $         - $          - $          - $         - $           - $         - $ 80,556,191 $89,329,919
  Accumulation units
  outstanding                            -            -            -           -             -           -    6,877,619   6,980,096
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.71 $     12.80
Contracts With Total Expenses
  of 1.52% (3):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.52% (4):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  5,413,493 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      462,159           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.71 $         -
Contracts With Total Expenses
  of 1.55% (5):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.55% (6):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.70%:
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.72% (4):
  Net Assets                   $         - $          - $          - $         - $           - $         - $ 11,167,670 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      961,474           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.62 $         -
Contracts With Total Expenses
  of 1.77% (7):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  4,948,627 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      425,711           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.62 $         -
Contracts With Total Expenses
  of 1.77% (2):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  4,243,420 $ 3,848,568
  Accumulation units
  outstanding                            -            -            -           -             -           -      365,045     302,778
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.62 $     12.71
Contracts With Total Expenses
  of 1.77% (3):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.80%:
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.95%:
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.97% (4):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  1,279,213 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      111,261           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.50 $         -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004

                                                                               Net Asset       Net Asset
                   Variable Accounts                             Shares     value Per Share      Value             Cost
-----------------------------------------------------------    ----------   ---------------  --------------    --------------
ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                      25,964,098      $   14.72     $  382,278,134    $  357,442,047
     Capital Appreciation Portfolio (Class 1)                  25,757,514          33.05        851,237,491       966,366,853
     Government and Quality Bond Portfolio (Class 1)           24,570,063          14.98        368,063,059       365,443,566
     Growth Portfolio (Class 1)                                13,615,957          27.56        375,237,336       398,914,681
     Natural Resources Portfolio (Class 1)                      3,615,506          31.37        113,436,088        74,589,692
     Asset Allocation Portfolio (Class 2)                       1,250,378          14.70         18,384,242        16,420,147
     Capital Appreciation Portfolio (Class 2)                   3,747,899          32.88        123,237,079       100,953,951
     Government and Quality Bond Portfolio (Class 2)            8,642,536          14.97        129,395,172       132,516,688
     Growth Portfolio (Class 2)                                 2,798,826          27.54         77,079,482        63,208,728
     Natural Resources Portfolio (Class 2)                        680,308          31.33         21,312,223        15,618,072
     Asset Allocation Portfolio (Class 3)                         810,528          14.69         11,903,503        11,122,151
     Capital Appreciation Portfolio (Class 3)                   5,138,864          32.82        168,649,045       149,293,621
     Government and Quality Bond Portfolio (Class 3)           14,334,609          14.95        214,338,476       219,520,865
     Growth Portfolio (Class 3)                                 3,626,191          27.51         99,754,464        86,909,396
     Natural Resources Portfolio (Class 3)                        677,103          31.29         21,183,866        17,645,306

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                     14,124,079      $   10.19     $  143,920,224    $  173,839,700
     Alliance Growth Portfolio (Class 1)                       39,729,707          18.87        749,771,483     1,039,051,508
     Blue Chip Growth Portfolio (Class 1)                       3,903,905           6.41         25,017,804        25,495,525
     Cash Management Portfolio (Class 1)                       12,646,643          10.68        135,050,861       136,047,678
     Corporate Bond Portfolio (Class 1)                        16,286,012          11.96        194,730,836       185,841,127
     Davis Venture Value Portfolio (Class 1)                   63,466,627          26.12      1,657,605,750     1,396,452,041
     "Dogs" of Wall Street Portfolio (Class 1)                  7,368,599          10.70         78,877,465        68,923,492
     Emerging Markets Portfolio (Class 1)                       7,654,864          11.50         88,049,372        60,028,987
     Federated American Leaders Portfolio (Class 1)             9,649,815          16.33        157,581,658       144,308,187
     Global Bond Portfolio (Class 1)                            7,133,174          11.60         82,766,021        78,585,869
     Global Equities Portfolio (Class 1)                       16,117,640          11.54        185,921,956       205,803,116
     Goldman Sachs Research Portfolio (Class 1)                 2,552,367           7.43         18,976,094        18,368,028
     Growth-Income Portfolio (Class 1)                         29,297,297          23.89        699,908,679       686,658,085
     Growth Opportunities Portfolio (Class 1)                   3,573,859           5.09         18,188,614        18,524,972
     High-Yield Bond Portfolio (Class 1)                       32,553,182           7.25        235,859,948       224,893,913
     International Diversified Equities Portfolio (Class 1)    19,373,687           7.84        151,934,480       147,478,958
     International Growth & Income Portfolio (Class 1)         18,197,012          11.96        217,669,286       178,136,782
     Marsico Growth Portfolio (Class 1)                         5,923,425          11.08         65,643,534        52,193,379
     MFS Massachusetts Investors Trust Portfolio (Class 1)     16,630,395          11.59        192,713,777       210,792,860
     MFS Mid-Cap Growth Portfolio (Class 1)                    16,998,111           9.07        154,117,911       200,302,297
     MFS Total Return Portfolio (Class 1)                      30,871,385          17.73        547,419,678       467,096,332
     Putnam Growth: Voyager Portfolio (Class )                 13,596,315          14.63        198,871,321       269,638,071
     Real Estate Portfolio (Class 1)                            7,701,305          19.75        152,120,150        94,368,488
     SunAmerica Balanced Portfolio (Class 1)                   12,936,108          14.00        181,055,953       213,413,589
     Technology Portfolio (Class 1)                            10,119,047           2.63         26,583,352        28,026,915
     Telecom Utility Portfolio (Class 1)                        4,693,927           8.75         41,052,332        47,655,870
     Worldwide High Income Portfolio (Class 1)                  9,003,613           7.67         69,072,552        77,632,821
     Aggressive Growth Portfolio (Class 2)                      1,276,082          10.16         12,961,719        10,665,354
     Alliance Growth Portfolio (Class 2)                        3,654,345          18.85         68,896,859        61,769,831
     Blue Chip Growth Portfolio (Class 2)                       1,918,567           6.40         12,287,985        10,924,437
     Cash Management Portfolio (Class 2)                        4,532,551          10.66         48,330,416        48,636,521
     Corporate Bond Portfolio (Class 2)                         4,538,504          11.94         54,193,855        52,202,277
     Davis Venture Value Portfolio (Class 2)                    7,539,087          26.08        196,647,275       154,054,305
     "Dogs" of Wall Street Portfolio (Class 2)                  1,906,248          10.69         20,381,063        17,332,991
     Emerging Markets Portfolio (Class 2)                       1,147,020          11.48         13,164,866         9,689,614
     Federated American Leaders Portfolio (Class 2)             1,270,822          16.31         20,723,558        17,451,253
     Foreign Value Portfolio (Class 2)                          3,972,637          14.66         58,239,499        46,710,117
     Global Bond Portfolio (Class 2)                            1,209,969          11.56         13,981,610        13,401,947
     Global Equities Portfolio (Class 2)                          989,194          11.50         11,374,003         9,284,675
     Goldman Sachs Research Portfolio (Class 2)                   830,853           7.40          6,144,254         4,836,416
     Growth-Income Portfolio (Class 2)                          1,708,684          23.86         40,777,284        34,372,390
     Growth Opportunities Portfolio (Class 2)                   1,181,805           5.06          5,980,833         5,169,047
     High-Yield Bond Portfolio (Class 2)                        5,657,482           7.23         40,928,981        36,411,966
     International Diversified Equities Portfolio (Class 2)     5,821,349           7.80         45,428,670        37,029,345
     International Growth & Income Portfolio (Class 2)          2,638,687          11.99         31,636,685        22,815,579
     Marsico Growth Portfolio (Class 2)                         4,091,118          11.03         45,145,301        35,813,669
     MFS Massachusetts Investors Trust Portfolio (Class 2)      2,465,336          11.59         28,561,412        24,169,872
     MFS Mid-Cap Growth Portfolio (Class 2)                     6,036,963           9.02         54,442,777        45,932,543
     MFS Total Return Portfolio (Class 2)                       8,484,604          17.71        150,291,875       128,091,964
     Putnam Growth: Voyager Portfolio (Class 2)                   643,293          14.61          9,396,286         8,462,623
     Real Estate Portfolio (Class 2)                            1,636,806          19.71         32,262,874        22,270,841
     Small & Mid Cap Value Portfolio (Class 2)                  2,906,074          15.74         45,740,841        37,444,100
     SunAmerica Balanced Portfolio (Class 2)                    1,576,632          13.98         22,041,926        20,455,478
     Technology Portfolio (Class 2)                             3,947,471           2.62         10,328,998         9,631,675
     Telecom Utility Portfolio (Class 2)                          368,007           8.74          3,216,118         2,983,465
     Worldwide High Income Portfolio (Class 2)                    971,489           7.65          7,429,844         7,010,554
     Aggressive Growth Portfolio (Class 3)                        709,345          10.13          7,188,034         6,293,958
     Alliance Growth Portfolio (Class 3)                        3,674,720          18.83         69,204,069        62,060,467
     Blue Chip Growth Portfolio (Class 3)                       1,237,642           6.39          7,913,678         7,264,087
     Cash Management Portfolio (Class 3)                        9,993,954          10.65        106,434,930       106,793,078
     Corporate Bond Portfolio (Class 3)                         7,082,622          11.93         84,467,485        83,950,173
     Davis Venture Value Portfolio (Class 3)                    8,446,902          26.05        220,042,179       189,641,341
     "Dogs" of Wall Street Portfolio (Class 3)                  1,187,094          10.68         12,678,068        11,473,067
     Emerging Markets Portfolio (Class 3)                         986,074          11.47         11,307,326         9,467,913
     Federated American Leaders Portfolio (Class 3)             1,929,338          16.29         31,424,127        28,613,803
     Foreign Value Portfolio (Class 3)                         11,702,978          14.67        171,656,726       145,152,313
     Global Bond Portfolio (Class 3)                            1,444,749          11.53         16,657,356        16,357,748
     Global Equities Portfolio (Class 3)                          627,413          11.48          7,200,517         6,362,522
     Goldman Sachs Research Portfolio (Class 3)                   131,635           7.38            971,168           886,122
     Growth-Income Portfolio (Class 3)                            787,855          23.84         18,778,665        16,346,881
     Growth Opportunities Portfolio (Class 3)                     722,011           5.05          3,645,824         3,323,457
     High-Yield Bond Portfolio (Class 3)                        6,048,556           7.23         43,718,981        40,702,961

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004

                                                                               Net Asset       Net Asset
                   Variable Accounts                             Shares     value Per Share       Value             Cost
-----------------------------------------------------------    ----------   ---------------  --------------    --------------
SUNAMERICA SERIES TRUST (continued):
     International Diversified Equities Portfolio (Class 3)    12,983,322      $    7.80     $  101,220,144    $   86,228,213
     International Growth & Income Portfolio (Class 3)          2,937,849          11.98         35,194,607        28,799,598
     Marsico Growth Portfolio (Class 3)                         2,103,783          11.01         23,167,131        19,698,101
     MFS Massachusetts Investors Trust Portfolio (Class 3)      2,891,900          11.57         33,465,893        28,957,989
     MFS Mid-Cap Growth Portfolio (Class 3)                     6,065,416           9.00         54,574,948        46,467,395
     MFS Total Return Portfolio (Class 3)                       7,482,794          17.70        132,416,887       118,952,324
     Putnam Growth: Voyager Portfolio (Class 3)                   220,435          14.58          3,213,032         2,895,535
     Real Estate Portfolio (Class 3)                            1,504,359          19.68         29,611,420        23,345,337
     Small & Mid Cap Value Portfolio (Class 3)                  7,572,793          15.73        119,131,771       103,121,859
     SunAmerica Balanced Portfolio (Class 3)                      861,421          13.97         12,029,966        11,229,624
     Technology Portfolio (Class 3)                             3,396,868           2.61          8,870,679         8,353,567
     Telecom Utility Portfolio (Class 3)                            9,794           8.73             85,506            76,677
     Worldwide High Income Portfolio (Class 3)                    120,091           7.64            917,051           899,270

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
     Comstock Portfolio                                        19,649,883      $   13.69     $  269,006,904    $  216,375,829
     Emerging Growth Portfolio                                  1,132,618          25.84         29,266,860        26,031,280
     Growth and Income Portfolio                               14,077,674          19.29        271,558,342       222,828,408

WM VARIABLE TRUST:
     Balanced Portfolio (Class 1)                               9,449,502      $   16.08     $  151,947,986    $  129,113,449
     Conservative Balanced Portfolio (Class 1)                  1,258,258          11.82         14,872,611        13,205,027
     Conservative Growth Portfolio (Class 1)                    4,369,328          16.89         73,797,945        59,863,298
     Equity Income Fund (Class 1)                               1,330,857          16.26         21,639,735        16,321,827
     Flexible Income Portfolio (Class 1)                        2,563,358          14.10         36,143,342        33,199,973
     Growth Fund (Class 1)                                        134,505          13.03          1,752,597         1,495,284
     Growth & Income Fund (Class 1)                               487,082          18.19          8,860,014         7,400,289
     Income Fund (Class 1)                                        891,054          11.08          9,872,875         9,633,035
     International Growth Fund (Class 1)                           40,302          12.77            514,659           439,142
     Mid Cap Stock Fund (Class 1)                                 328,244          16.44          5,396,331         4,393,832
     Money Market Fund (Class 1)                                4,136,739           1.00          4,136,739         4,136,739
     REIT Fund (Class 1)                                           36,543          16.96            619,770           517,727
     Short Term Income Fund (Class 1)                           1,502,181           2.58          3,875,626         3,932,277
     Small Cap Growth Fund (Class 1)                              230,575           9.85          2,271,166         1,884,625
     Strategic Growth Portfolio (Class 1)                       1,042,888          18.45         19,241,277        15,614,724
     U.S. Government Securities Fund (Class 1)                  1,385,902          10.71         14,843,010        15,001,237
     West Coast Equity Fund (Class 1)                             706,021          20.45         14,438,128        10,837,854
     Balanced Portfolio (Class 2)                               8,185,210          15.99        130,881,501       114,505,722
     Conservative Balanced Portfolio (Class 2)                  1,281,123          11.75         15,053,195        13,840,488
     Conservative Growth Portfolio (Class 2)                    2,988,826          16.80         50,212,271        42,774,894
     Equity Income Fund (Class 2)                               1,140,868          16.18         18,459,243        14,940,413
     Flexible Income Portfolio (Class 2)                        4,405,715          14.02         61,768,123        58,168,857
     Growth Fund (Class 2)                                         97,616          12.94          1,263,148         1,097,797
     Growth & Income Fund (Class 2)                               185,264          18.10          3,353,282         2,890,743
     Income Fund (Class 2)                                      2,092,897          11.01         23,063,724        22,668,340
     International Growth Fund (Class 2)                           20,367          12.71            258,869           211,385
     Mid Cap Stock Fund (Class 2)                                 156,478          16.36          2,559,976         2,122,309
     Money Market Fund (Class 2)                                5,368,902           1.00          5,368,902         5,368,902
     REIT Fund (Class 2)                                           11,412          16.90            192,855           170,872
     Short Term Income Fund (Class 2)                           2,708,163           2.56          6,932,898         7,050,317
     Small Cap Growth Fund (Class 2)                              119,647           9.77          1,168,947         1,040,423
     Strategic Growth Portfolio (Class 2)                         807,621          18.38         14,836,003        12,633,021
     U.S. Government Securities Fund (Class 2)                  1,191,590          10.66         12,714,269        12,857,466
     West Coast Equity Fund (Class 2)                             396,832          20.35          8,075,522         6,474,122

NATIONS SEPARATE ACCOUNT TRUST (Class B):
     Nations Asset Allocation Portfolio                           147,370      $   10.12     $    1,491,383    $    1,322,945
     Nations High Yield Bond Portfolio                          2,524,286          10.54         26,605,972        25,654,143
     Nations International Value Portfolio                        688,547          11.41          7,856,316         5,840,234
     Nations Marsico Focused Equities Portfolio                 2,731,214          16.89         46,102,891        38,535,840
     Nations Marsico Growth Portfolio                             363,398          16.65          6,050,578         5,059,162
     Nations Marsico 21st Century Portfolio                       124,897          10.40          1,298,934           935,713
     Nations Marsico International Opportunities Portfolio        331,978          15.74          5,225,332         4,308,253
     Nations MidCap Growth Portfolio                              244,752           8.10          1,982,491         1,633,496
     Nations Small Company Portfolio                              367,822          10.63          3,909,951         3,143,665
     Nations Value Portfolio                                      523,687          11.76          6,158,558         5,237,172

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Fund (Class 2)                            6,876,500      $   15.42     $  106,035,631    $   94,090,496
     Global Growth Fund (Class 2)                              11,282,038          17.23        194,389,514       167,720,580
     Growth Fund (Class 2)                                      7,924,386          51.10        404,936,125       347,240,026
     Growth-Income Fund (Class 2)                              12,742,953          36.64        466,901,784       406,571,074
     Asset Allocation Fund (Class 3)                            5,227,350          15.49         80,971,645        88,158,209
     Cash Management Fund (Class 3)                             1,793,760          11.07         19,856,923        20,050,662
     Growth Fund (Class 3)                                      9,986,577          51.38        513,110,307       602,907,649
     Growth-Income Fund (Class 3)                              14,537,069          36.80        534,964,148       595,552,165
     High-Income Bond Fund (Class 3)                            3,498,562          12.87         45,026,494        52,149,052
     International Fund (Class 3)                               7,150,226          15.82        113,116,567       128,132,776
     U.S. Government/AAA-Rated Securities Fund (Class 3)        3,572,662          12.05         43,050,579        47,121,523

LORD ABBETT SERIES FUND, INC. (Class VC):
     Growth and Income Portfolio                                5,631,305      $   27.18     $  153,058,883    $  128,639,839
     Mid Cap Value Portfolio                                    4,481,890          20.79         93,178,487        75,205,088

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004

                                                                Government
                                   Asset          Capital           and                            Natural        Asset
                                 Allocation     Appreciation    Quality Bond       Growth         Resources     Allocation
                                 Portfolio       Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                 (Class 1)       (Class 1)       (Class 1)        (Class 1)       (Class 1)      (Class 2)
                                ------------   -------------   -------------    ------------    ------------    -----------
Investment income:
  Dividends                     $ 10,411,285   $           0   $  18,617,449    $  2,022,811    $    715,103    $   438,503
                                ------------   -------------   -------------    ------------    ------------    -----------
     Total investment
       income                     10,411,285               0      18,617,449       2,022,811         715,103        438,503
                                ------------   -------------   -------------    ------------    ------------    -----------

Expenses:
  Mortality and expense
   risk charge                    (5,361,661)    (11,863,519)     (5,653,467)     (4,998,841)     (1,295,485)      (228,237)
  Distribution expense
   charge                           (586,503)     (1,294,902)       (616,175)       (545,817)       (141,330)       (23,363)
                                ------------   -------------   -------------    ------------    ------------    -----------
     Total expenses               (5,948,164)    (13,158,421)     (6,269,642)     (5,544,658)     (1,436,815)      (251,600)
                                ------------   -------------   -------------    ------------    ------------    -----------

Net investment income
 (loss)                            4,463,121     (13,158,421)     12,347,807      (3,521,847)       (721,712)       186,903
                                ------------   -------------   -------------    ------------    ------------    -----------

Net realized gains
 (losses) from securities
 transactions:
  Proceeds from shares sold       66,564,967     158,830,554     125,713,718      69,893,708      17,048,223      2,454,177
  Cost of shares sold            (64,488,405)   (194,542,114)   (122,889,334)    (80,306,790)    (12,339,570)    (2,119,434)
                                ------------   -------------   -------------    ------------    ------------    -----------

Net realized gains (losses)
 from securities transactions      2,076,562     (35,711,560)      2,824,384     (10,413,082)      4,708,653        334,743
Realized gain distributions                0               0         158,447               0       3,215,578              0
                                ------------   -------------   -------------    ------------    ------------    -----------

Net realized gains (losses)        2,076,562     (35,711,560)      2,982,831     (10,413,082)      7,924,231        334,743
                                ------------   -------------   -------------    ------------    ------------    -----------

Net unrealized appreciation
 (depreciation) of
 investments:
  Beginning of period               (602,016)   (222,845,346)     10,671,906     (69,397,413)     25,647,029      1,137,179
  End of period                   24,836,087    (115,129,362)      2,619,493     (23,677,345)     38,846,396      1,964,095
                                ------------   -------------   -------------    ------------    ------------    -----------

Change in net unrealized
 appreciation (depreciation)
 of investments                   25,438,103     107,715,984      (8,052,413)     45,720,068      13,199,367        826,916
                                ------------   -------------   -------------    ------------    ------------    -----------

Increase (decrease) in net
 assets from operations         $ 31,977,786   $  58,846,003   $   7,278,225    $ 31,785,139    $ 20,401,886    $ 1,348,562
                                ============   =============   =============    ============    ============    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                  (continued)

                                                         Government
                                           Capital          and                        Natural       Asset             Capital
                                         Appreciation   Quality Bond     Growth       Resources    Allocation        Appreciation
                                          Portfolio      Portfolio      Portfolio     Portfolio     Portfolio         Portfolio
                                          (Class 2)      (Class 2)      (Class 2)     (Class 2)     (Class 3)         (Class 3)
                                         ------------   ------------   -----------   -----------   -----------       ------------
Investment income:
     Dividends                           $          0   $  5,953,392   $   313,050   $   116,409   $   205,921       $          0
                                         ------------   ------------   -----------   -----------   -----------       ------------
         Total investment income                    0      5,953,392       313,050       116,409       205,921                  0
                                         ------------   ------------   -----------   -----------   -----------       ------------

Expenses:
     Mortality and expense risk charge     (1,580,963)    (1,810,485)     (956,809)     (229,710)     (104,809)        (1,574,904)
     Distribution expense charge             (166,910)      (191,368)     (101,540)      (24,103)      (10,175)          (164,058)
                                         ------------   ------------   -----------   -----------   -----------       ------------
         Total expenses                    (1,747,873)    (2,001,853)   (1,058,349)     (253,813)     (114,984)        (1,738,962)
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net investment income (loss)               (1,747,873)     3,951,539      (745,299)     (137,404)       90,937         (1,738,962)
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             11,497,175     27,964,620     7,139,610     4,120,356     1,535,298          1,833,276
     Cost of shares sold                  (10,120,247)   (28,177,663)   (6,312,695)   (3,162,966)   (1,470,770)        (1,769,717)
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net realized gains (losses) from
  securities transactions                   1,376,928       (213,043)      826,915       957,390        64,528             63,559
Realized gain distributions                         0         52,326             0       611,100             0                  0
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net realized gains (losses)                 1,376,928       (160,717)      826,915     1,568,490        64,528             63,559
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                   13,828,335     (1,448,662)    7,611,939     3,307,487       218,738          7,288,648
     End of period                         22,283,128     (3,121,516)   13,870,754     5,694,151       781,352         19,355,424
                                         ------------   ------------   -----------   -----------   -----------       ------------

Change in net unrealized appreciation
    (depreciation) of investments           8,454,793     (1,672,854)    6,258,815     2,386,664       562,614         12,066,776
                                         ------------   ------------   -----------   -----------   -----------       ------------

Increase (decrease) in net assets
  from operations                        $  8,083,848   $  2,117,968   $ 6,340,431   $ 3,817,750   $   718,079       $ 10,391,373
                                         ============   ============   ===========   ===========   ===========       ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                         Government
                                             and                        Natural      Aggressive       Alliance       Blue Chip
                                        Quality Bond     Growth        Resources       Growth          Growth         Growth
                                          Portfolio     Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                          (Class 3)     (Class 3)      (Class 3)      (Class 1)       (Class 1)      (Class 1)
                                        ------------   ------------   -----------   -------------   -------------   -----------
Investment income:
  Dividends                             $  8,322,148   $    265,395   $    78,979   $           0   $   2,365,185   $    39,146
                                        ------------   ------------   -----------   -------------   -------------   -----------
    Total investment income                8,322,148        265,395        78,979               0       2,365,185        39,146
                                        ------------   ------------   -----------   -------------   -------------   -----------

Expenses:
  Mortality and expense risk charge       (2,365,780)      (936,091)     (173,343)     (1,847,929)    (10,834,696)     (360,843)
  Distribution expense charge               (245,599)       (97,370)      (17,975)       (201,805)     (1,183,744)      (39,186)
                                        ------------   ------------   -----------   -------------   -------------   -----------
    Total expenses                        (2,611,379)    (1,033,461)     (191,318)     (2,049,734)    (12,018,440)     (400,029)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net investment income (loss)               5,710,769       (768,066)     (112,339)     (2,049,734)     (9,653,255)     (360,883)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold               15,090,231      1,448,710     3,167,816      70,230,279     215,447,002     8,736,384
  Cost of shares sold                    (15,358,137)    (1,346,806)   (2,770,688)   (101,156,824)   (320,459,831)   (9,322,066)
                                        ------------   ------------   -----------   -------------   -------------   -----------
Net realized gains (losses) from
  securities transactions                   (267,906)       101,904       397,128     (30,926,545)   (105,012,829)     (585,682)
Realized gain distributions                   74,740              0       472,819               0               0             0
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net realized gains (losses)                 (193,166)       101,904       869,947     (30,926,545)   (105,012,829)     (585,682)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                     (2,281,736)     4,675,956     1,182,407     (81,432,005)   (446,127,975)   (2,286,647)
  End of period                           (5,182,389)    12,845,068     3,538,560     (29,919,476)   (289,280,025)     (477,721)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments           (2,900,653)     8,169,112     2,356,153      51,512,529     156,847,950     1,808,926
                                        ------------   ------------   -----------   -------------   -------------   -----------

Increase (decrease) in net assets from
  operations                            $  2,616,950   $  7,502,950   $ 3,113,761   $  18,536,250   $  42,181,866   $   862,361
                                        ============   ============   ===========   =============   =============   ===========

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                              Davis                                     Federated
                                               Cash         Corporate        Venture       "Dogs" of       Emerging      American
                                            Management         Bond           Value        Wall Street     Markets       Leaders
                                             Portfolio      Portfolio       Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                           -------------   ------------   -------------   ------------   ------------  ------------
Investment income:
  Dividends                                $   1,350,001   $  9,927,516   $  14,018,845   $  1,870,962   $    855,530  $  2,238,854
                                           -------------   ------------   -------------   ------------   ------------  ------------
     Total investment income                   1,350,001      9,927,516      14,018,845      1,870,962        855,530     2,238,854
                                           -------------   ------------   -------------   ------------   ------------  ------------

Expenses:
  Mortality and expense risk charge           (2,484,571)    (2,807,934)    (22,618,072)    (1,141,413)    (1,132,155)   (2,217,249)
  Distribution expense charge                   (271,204)      (305,956)     (2,469,303)      (124,415)      (123,637)     (242,102)
                                           -------------   ------------   -------------   ------------   ------------  ------------
     Total expenses                           (2,755,775)    (3,113,890)    (25,087,375)    (1,265,828)    (1,255,792)   (2,459,351)
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net investment income (loss)                  (1,405,774)     6,813,626     (11,068,530)       605,134       (400,262)     (220,497)
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold                  277,929,504     48,105,966     256,461,484     21,434,211     25,435,339    33,930,683
  Cost of shares sold                       (280,793,331)   (45,759,352)   (226,728,070)   (19,594,790)   (20,958,986)  (33,085,937)
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net realized gains (losses) from
  securities transactions                     (2,863,827)     2,346,614      29,733,414      1,839,421      4,476,353       844,746
Realized gain distributions                            0              0               0              0              0             0
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net realized gains (losses)                   (2,863,827)     2,346,614      29,733,414      1,839,421      4,476,353       844,746
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net unrealized appreciation (depreciation)
  of investments:
  Beginning of period                         (3,950,135)     7,966,688      97,837,294      6,435,899     16,800,141     1,659,023
  End of period                                 (996,817)     8,889,709     261,153,709      9,953,973     28,020,385    13,273,471
                                           -------------   ------------   -------------   ------------   ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                2,953,318        923,021     163,316,415      3,518,074     11,220,244    11,614,448
                                           -------------   ------------   -------------   ------------   ------------  ------------

Increase (decrease) in net assets
  from operations                          $  (1,316,283)  $ 10,083,261   $ 181,981,299   $  5,962,629   $ 15,296,335  $ 12,238,697
                                           =============   ============   =============   ============   ============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                      Goldman
                                          Global         Global         Sachs         Growth-         Growth        High-Yield
                                           Bond         Equities      Research         Income      Opportunities       Bond
                                        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio        Portfolio
                                        (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)        (Class 1)
                                       ------------   ------------   -----------   -------------   ------------    -------------
Investment income:
  Dividends                            $          0   $    574,488   $         0   $   4,835,501   $          0    $  19,898,314
                                       ------------   ------------   -----------   -------------   ------------    -------------
     Total investment income                      0        574,488             0       4,835,501              0       19,898,314
                                       ------------   ------------   -----------   -------------   ------------    -------------

Expenses:
  Mortality and expense risk charge      (1,209,382)    (2,632,236)     (280,079)     (9,930,395)      (315,951)      (3,210,170)
  Distribution expense charge              (131,767)      (287,781)      (30,355)     (1,084,998)       (34,398)        (350,664)
                                       ------------   ------------   -----------   -------------   ------------    -------------
     Total expenses                      (1,341,149)    (2,920,017)     (310,434)    (11,015,393)      (350,349)      (3,560,834)
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net investment income (loss)             (1,341,149)    (2,345,529)     (310,434)     (6,179,892)      (350,349)      16,337,480
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold              20,380,855     45,623,770     7,826,126     156,085,144     15,544,535      110,634,342
  Cost of shares sold                   (19,518,406)   (55,359,039)   (8,278,323)   (163,476,872)   (16,887,586)    (110,676,373)
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net realized gains (losses) from
  securities transactions                   862,449     (9,735,269)     (452,197)     (7,391,728)    (1,343,051)         (42,031)
Realized gain distributions                 978,352              0             0               0              0                0
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net realized gains (losses)               1,840,801     (9,735,269)     (452,197)     (7,391,728)    (1,343,051)         (42,031)
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     2,651,472    (49,549,654)   (2,231,118)    (65,950,098)    (2,276,383)      (6,022,915)
  End of period                           4,180,152    (19,881,160)      608,066      13,250,594       (336,358)      10,966,035
                                       ------------   ------------   -----------   -------------   ------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments           1,528,680     29,668,494     2,839,184      79,200,692      1,940,025       16,988,950
                                       ------------   ------------   -----------   -------------   ------------    -------------

Increase (decrease) in net assets
  from operations                      $  2,028,332   $ 17,587,696   $ 2,076,553   $  65,629,072   $    246,625    $  33,284,399
                                       ============   ============   ===========   =============   ============    =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                                           MFS
                                       International    International                 Massachusetts       MFS
                                        Diversified        Growth         Marsico       Investors        Mid-Cap         MFS
                                         Equities         & Income        Growth          Trust         Growth       Total Return
                                         Portfolio       Portfolio      Portfolio       Portfolio       Portfolio     Portfolio
                                         (Class 1)       (Class 1)      (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                       -------------   -------------   ------------   -------------   ------------   ------------
Investment income:
  Dividends                            $   2,953,192   $   2,439,724   $          0   $   1,539,613   $          0   $    988,799
                                       -------------   -------------   ------------   -------------   ------------   ------------
    Total investment income                2,953,192       2,439,724              0       1,539,613              0        988,799
                                       -------------   -------------   ------------   -------------   ------------   ------------

Expenses:
  Mortality and expense risk charge       (2,021,070)     (2,696,901)      (918,422)     (2,693,556)    (2,159,405)    (7,366,143)
  Distribution expense charge               (220,841)       (294,317)       (99,237)       (293,834)      (234,664)      (800,956)
                                       -------------   -------------   ------------   -------------   ------------   ------------
    Total expenses                        (2,241,911)     (2,991,218)    (1,017,659)     (2,987,390)    (2,394,069)    (8,167,099)
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net investment income (loss)                 711,281        (551,494)    (1,017,659)     (1,447,777)    (2,394,069)    (7,178,300)
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold               46,724,083      30,447,538     20,962,083      42,794,916     51,634,102     68,728,495
  Cost of shares sold                    (53,186,578)    (28,494,956)   (18,549,215)    (51,373,935)   (75,055,670)   (62,812,957)
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                 (6,462,495)      1,952,582      2,412,868      (8,579,019)   (23,421,568)     5,915,538
Realized gain distributions                        0               0              0               0              0              0
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net realized gains (losses)               (6,462,495)      1,952,582      2,412,868      (8,579,019)   (23,421,568)     5,915,538
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    (20,900,709)      5,960,244      9,400,225     (46,084,668)   (88,818,149)    30,174,118
  End of period                            4,455,522      39,532,504     13,450,155     (18,079,083)   (46,184,386)    80,323,346
                                       -------------   -------------   ------------   -------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments           25,356,231      33,572,260      4,049,930      28,005,585     42,633,763     50,149,228
                                       -------------   -------------   ------------   -------------   ------------   ------------

Increase (decrease) in net assets
  from operations                      $  19,605,017   $  34,973,348   $  5,445,139   $  17,978,789   $ 16,818,126   $ 48,886,466
                                       =============   =============   ============   =============   ============   ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                          Putnam
                                          Growth:         Real        SunAmerica                     Telecom       Worldwide
                                          Voyager        Estate        Balanced      Technology      Utility      High Income
                                         Portfolio     Portfolio      Portfolio       Portfolio     Portfolio      Portfolio
                                         (Class 1)     (Class 1)      (Class 1)       (Class 1)     (Class 1)      (Class 1)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                            $    264,921   $  3,434,487   $  2,793,312   $          0   $  1,877,011   $  4,348,409
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income                 264,921      3,434,487      2,793,312              0      1,877,011      4,348,409
                                       ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense risk charge      (2,916,254)    (1,737,413)    (2,627,503)      (441,781)      (523,958)      (975,289)
  Distribution expense charge              (318,671)      (189,803)      (287,044)       (48,047)       (57,215)      (106,640)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Total expenses                       (3,234,925)    (1,927,216)    (2,914,547)      (489,828)      (581,173)    (1,081,929)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)             (2,970,004)     1,507,271       (121,235)      (489,828)     1,295,838      3,266,480
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold              49,593,320     28,484,694     40,459,701     29,236,276      8,611,564     19,486,106
  Cost of shares sold                   (69,551,144)   (20,954,223)   (48,103,564)   (31,693,215)   (10,823,912)   (22,804,088)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions               (19,957,824)     7,530,471     (7,643,863)    (2,456,939)    (2,212,348)    (3,317,982)
Realized gain distributions                       0              0              0              0              0              0
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)             (19,957,824)     7,530,471     (7,643,863)    (2,456,939)    (2,212,348)    (3,317,982)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   (99,787,892)    30,834,713    (49,094,861)    (1,423,690)   (12,962,433)   (13,621,673)
  End of period                         (70,766,750)    57,751,662    (32,357,636)    (1,443,563)    (6,603,538)    (8,560,269)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments          29,021,142     26,916,949     16,737,225        (19,873)     6,358,895      5,061,404
                                       ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                      $  6,093,314   $ 35,954,691   $  8,972,127   $ (2,966,640)  $  5,442,385   $  5,009,902
                                       ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                                                                 Davis
                                        Aggressive     Alliance     Blue Chip        Cash        Corporate      Venture
                                          Growth       Growth        Growth       Management       Bond          Value
                                        Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                        (Class 2)     (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                       -----------   -----------   -----------   ------------   -----------   ------------
Investment income:
  Dividends                            $         0   $   119,870   $     3,916   $    336,006   $ 2,566,081   $  1,386,206
                                       -----------   -----------   -----------   ------------   -----------   ------------
    Total investment income                      0       119,870         3,916        336,006     2,566,081      1,386,206
                                       -----------   -----------   -----------   ------------   -----------   ------------

Expenses:
  Mortality and expense risk charge       (164,742)     (887,860)     (163,824)      (728,713)     (712,776)    (2,458,176)
  Distribution expense charge              (17,428)      (93,866)      (17,274)       (76,788)      (75,165)      (260,199)
                                       -----------   -----------   -----------   ------------   -----------   ------------
    Total expenses                        (182,170)     (981,726)     (181,098)      (805,501)     (787,941)    (2,718,375)
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net investment income (loss)              (182,170)     (861,856)     (177,182)      (469,495)    1,778,140     (1,332,169)
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold              6,093,240     9,589,377     2,890,048     53,770,315     9,441,533     14,312,336
  Cost of shares sold                   (5,665,639)   (9,351,673)   (2,691,473)   (54,233,863)   (9,025,125)   (12,045,054)
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net realized gains (losses) from
  securities transactions                  427,601       237,704       198,575       (463,548)      416,408      2,267,282
Realized gain distributions                      0             0             0              0             0              0
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net realized gains (losses)                427,601       237,704       198,575       (463,548)      416,408      2,267,282
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      961,843     2,564,616       994,378       (779,643)    1,702,233     23,822,157
  End of period                          2,296,365     7,127,028     1,363,548       (306,105)    1,991,578     42,592,970
                                       -----------   -----------   -----------   ------------   -----------   ------------

Change in net unrealized appreciation
  (depreciation) of investments          1,334,522     4,562,412       369,170        473,538       289,345     18,770,813
                                       -----------   -----------   -----------   ------------   -----------   ------------

Increase (decrease) in net assets
  from operations                      $ 1,579,953   $ 3,938,260   $   390,563   $   (459,505)  $ 2,483,893   $ 19,705,926
                                       ===========   ===========   ===========   ============   ===========   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                              Federated
                                "Dogs" of       Emerging       American       Foreign         Global        Global
                               Wall Street      Markets        Leaders         Value           Bond       Equities
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                               -----------    -----------    -----------    -----------     ---------    -----------
Investment income:
 Dividends                     $   441,353    $   100,961    $   257,412    $   549,897     $       0    $    20,562
                               -----------    -----------    -----------    -----------     ---------    -----------
   Total investment income         441,353        100,961        257,412        549,897             0         20,562
                               -----------    -----------    -----------    -----------     ---------    -----------

Expenses:
 Mortality and expense
  risk charge                     (266,346)      (139,588)      (271,268)      (602,766)     (187,662)      (164,025)
 Distribution expense
  charge                           (27,920)       (14,549)       (28,313)       (64,836)      (19,786)       (17,250)
                               -----------    -----------    -----------    -----------     ---------    -----------
   Total expenses                 (294,266)      (154,137)      (299,581)      (667,602)     (207,448)      (181,275)
                               -----------    -----------    -----------    -----------     ---------    -----------

Net investment income
 (loss)                            147,087        (53,176)       (42,169)      (117,705)     (207,448)      (160,713)
                               -----------    -----------    -----------    -----------     ---------    -----------

Net realized gains
 (losses) from securities
 transactions:
 Proceeds from shares sold       2,726,685      2,570,721      3,546,326      3,270,176     3,823,009      3,456,482
 Cost of shares sold            (2,438,269)    (2,140,250)    (3,156,185)    (2,744,458)   (3,689,089)    (3,126,883)
                               -----------    -----------    -----------    -----------     ---------    -----------

Net realized gains
 (losses) from securities
 transactions                      288,416        430,471        390,141        525,718       133,920        329,599
Realized gain distributions              0              0              0      1,050,185       155,929              0
                               -----------    -----------    -----------    -----------     ---------    -----------

Net realized gains (losses)        288,416        430,471        390,141      1,575,903       289,849        329,599
                               -----------    -----------    -----------    -----------     ---------    -----------

Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of period             2,058,183      1,798,852      2,088,575      4,705,098       383,626      1,249,089
 End of period                   3,048,072      3,475,252      3,272,305     11,529,382       579,663      2,089,328
                               -----------    -----------    -----------    -----------     ---------    -----------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                       989,889      1,676,400      1,183,730      6,824,284       196,037        840,239
                               -----------    -----------    -----------    -----------     ---------    -----------

Increase (decrease) in net
 assets from operations        $ 1,425,392    $ 2,053,695    $ 1,531,702    $ 8,282,482     $ 278,438    $ 1,009,125
                               ===========    ===========    ===========    ===========     =========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                          Goldman                                                   International     International
                           Sachs       Growth-          Growth        High-Yield     Diversified          Growth
                         Research       Income      Opportunities        Bond          Equities          & Income
                        Portfolio     Portfolio       Portfolio       Portfolio       Portfolio         Portfolio
                         (Class 2)    (Class 2)       (Class 2)       (Class 2)       (Class 2)         (Class 2)
                        ----------   -----------    -------------    -----------    -------------     -------------
Investment income:
 Dividends              $       0    $   225,129    $           0    $ 3,347,845    $     812,703     $     325,186
                        ---------    -----------    -------------    -----------    -------------     -------------
   Total investment
    income                      0        225,129                0      3,347,845          812,703           325,186
                        ---------    -----------    -------------    -----------    -------------     -------------

Expenses:
 Mortality and
  expense risk charge     (82,620)      (577,667)         (86,233)      (544,790)        (496,907)         (385,381)
 Distribution expense
  charge                   (8,668)       (60,280)          (9,108)       (57,342)         (53,088)          (40,674)
                        ---------    -----------    -------------    -----------    -------------     -------------
   Total expenses         (91,288)      (637,947)         (95,341)      (602,132)        (549,995)         (426,055)
                        ---------    -----------    -------------    -----------    -------------     -------------

Net investment income
 (loss)                   (91,288)      (412,818)         (95,341)     2,745,713          262,708          (100,869)
                        ---------    -----------    -------------    -----------    -------------     -------------

Net realized gains
 (losses) from
 securities
 transactions:
 Proceeds from
  shares sold             823,151      8,687,439        2,059,900     17,232,955        4,007,805         4,842,582
 Cost of shares sold     (710,398)    (7,973,298)      (1,894,821)   (15,886,722)      (3,520,400)       (3,847,475)
                        ---------    -----------    -------------    -----------    -------------     -------------

Net realized gains
 (losses) from
 securities
 transactions             112,753        714,141          165,079      1,346,233          487,405           995,107
Realized gain
 distributions                  0              0                0              0                0                 0
                        ---------    -----------    -------------    -----------    -------------     -------------

Net realized gains
 (losses)                 112,753        714,141          165,079      1,346,233          487,405           995,107
                        ---------    -----------    -------------    -----------    -------------     -------------

Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of period      720,152      3,075,805          682,698      3,077,171        3,529,676         4,759,015
 End of period          1,307,838      6,404,894          811,786      4,517,015        8,399,325         8,821,106
                        ---------    -----------    -------------    -----------    -------------     -------------

Change in net
 unrealized
 appreciation
 (depreciation) of
 investments              587,686      3,329,089          129,088      1,439,844        4,869,649         4,062,091
                        ---------    -----------    -------------    -----------    -------------     -------------

Increase (decrease)
 in net assets from
 operations             $ 609,151    $ 3,630,412    $     198,826    $ 5,531,790    $   5,619,762     $   4,956,329
                        =========    ===========    =============    ===========    =============     =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                         MFS
                                                    Massachusetts         MFS                            Putnam
                                        Marsico       Investors         Mid-Cap        MFS Total         Growth:          Real
                                         Growth         Trust            Growth          Return          Voyager         Estate
                                       Portfolio      Portfolio        Portfolio       Portfolio        Portfolio       Portfolio
                                       (Class 2)      (Class 2)        (Class 2)        (Class 2)       (Class 2)       (Class 2)
                                      -----------   -------------     -----------     ------------     -----------     -----------
Investment income:
       Dividends                      $         0     $   182,713     $         0     $    249,227     $         0     $   682,999
                                      -----------     -----------     -----------     ------------     -----------     -----------
           Total investment income              0         182,713               0          249,227               0         682,999
                                      -----------     -----------     -----------     ------------     -----------     -----------

Expenses:
       Mortality and expense risk
        charge                           (582,770)       (369,883)       (708,305)      (2,008,597)       (136,666)       (361,722)
       Distribution expense charge        (61,702)        (39,025)        (74,634)        (211,821)        (14,389)        (37,813)
                                      -----------     -----------     -----------     ------------     -----------     -----------
           Total expenses                (644,472)       (408,908)       (782,939)      (2,220,418)       (151,055)       (399,535)
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net investment income (loss)             (644,472)       (226,195)       (782,939)      (1,971,191)       (151,055)        283,464
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net realized gains (losses) from
 securities transactions:
       Proceeds from shares sold        7,503,878       5,140,491      10,587,327       18,444,533       2,644,988       6,705,204
       Cost of shares sold             (6,623,625)     (4,816,206)     (9,874,556)     (16,975,868)     (2,498,788)     (5,349,480)
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net realized gains (losses) from
 securities transactions                  880,253         324,285         712,771        1,468,665         146,200       1,355,724
Realized gain distributions                     0               0               0                0               0               0
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net realized gains (losses)               880,253         324,285         712,771        1,468,665         146,200       1,355,724
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net unrealized appreciation
 (depreciation) of investments:
       Beginning of period              5,716,903       1,964,995       2,790,394        8,806,590         652,081       4,271,728
       End of period                    9,331,632       4,391,540       8,510,234       22,199,911         933,663       9,992,033
                                      -----------     -----------     -----------     ------------     -----------     -----------

Change in net unrealized
 appreciation (depreciation) of
     investments                        3,614,729       2,426,545       5,719,840       13,393,321         281,582       5,720,305
                                      -----------     -----------     -----------     ------------     -----------     -----------

Increase (decrease) in net
 assets from operations               $ 3,850,510     $ 2,524,635     $ 5,649,672     $ 12,890,795     $   276,727     $ 7,359,493
                                      ===========     ===========     ===========     ============     ===========     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)


                                              Small & Mid   SunAmerica                 Telecom     Worldwide     Aggressive
                                               Cap Value     Balanced    Technology    Utility    High Income      Growth
                                               Portfolio     Portfolio    Portfolio   Portfolio    Portfolio      Portfolio
                                               (Class 2)     (Class 2)    (Class 2)   (Class 2)    (Class 2)      (Class 3)
                                              -----------   ----------   ----------   ---------   -----------    ----------
Investment income:
       Dividends                              $   166,783   $  293,976   $        0   $ 128,712   $   423,282    $        0
                                              -----------   ----------   ----------   ---------   -----------    ----------
           Total investment income                166,783      293,976            0     128,712       423,282             0
                                              -----------   ----------   ----------   ---------   -----------    ----------

Expenses:
       Mortality and expense risk charge         (474,229)    (308,057)    (147,191)    (35,722)      (92,745)      (62,191)
       Distribution expense charge                (50,614)     (32,232)     (15,346)     (3,710)       (9,874)       (6,443)
                                              -----------   ----------   ----------   ---------   -----------    ----------
           Total expenses                        (524,843)    (340,289)    (162,537)    (39,432)     (102,619)      (68,634)
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net investment income (loss)                     (358,060)     (46,313)    (162,537)     89,280       320,663       (68,634)
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net realized gains (losses) from
 securities transactions:
       Proceeds from shares sold                3,482,982    5,039,322    5,208,661     585,740     1,994,463     2,335,546
       Cost of shares sold                     (2,991,888)  (4,891,809)  (5,198,947)   (591,343)   (1,900,590)   (2,193,994)
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net realized gains (losses) from
 securities transactions                          491,094      147,513        9,714      (5,603)       93,873       141,552
Realized gain distributions                     1,330,512            0            0           0             0             0
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net realized gains (losses)                     1,821,606      147,513        9,714      (5,603)       93,873       141,552
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net unrealized appreciation (depreciation)
 of investments:
       Beginning of period                      3,923,710      666,908    1,136,157     (62,554)      321,758       223,381
       End of period                            8,296,741    1,586,448      697,323     232,653       419,290       894,076
                                              -----------   ----------   ----------   ---------   -----------    ----------

Change in net unrealized appreciation
 (depreciation) of investments                  4,373,031      919,540     (438,834)    295,207        97,532       670,695
                                              -----------   ----------   ----------   ---------   -----------    ----------

Increase (decrease) in net assets from
 operations                                   $ 5,836,577   $1,020,740   $ (591,657)  $ 378,884   $   512,068    $  743,613
                                              ===========   ==========   ==========   =========   ===========    ==========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                              Davis
                                                Alliance     Blue Chip          Cash         Corporate       Venture     "Dogs" of
                                                 Growth        Growth        Management         Bond          Value     Wall Street
                                               Portfolio     Portfolio        Portfolio      Portfolio      Portfolio    Portfolio
                                               (Class 3)     (Class 3)        (Class 3)      (Class 3)      (Class 3)    (Class 3)
                                              -----------   -----------      ----------     -----------   ------------  -----------
Investment income:
       Dividends                              $    56,906   $         0      $  600,733     $ 3,377,381   $  1,224,571  $   247,771
                                              -----------   -----------      ----------     -----------   ------------  -----------
           Total investment income                 56,906             0         600,733       3,377,381      1,224,571      247,771
                                              -----------   -----------      ----------     -----------   ------------  -----------

Expenses:
       Mortality and expense risk charge         (630,470)      (87,619)     (1,282,756)       (773,292)    (2,047,303)    (137,385)
       Distribution expense charge                (65,688)       (9,105)       (132,838)        (80,283)      (212,967)     (14,192)
                                              -----------   -----------      ----------     -----------   ------------  -----------
           Total expenses                        (696,158)      (96,724)     (1,415,594)       (853,575)    (2,260,270)    (151,577)
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net investment income (loss)                     (639,252)      (96,724)       (814,861)      2,523,806     (1,035,699)      96,194
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net realized gains (losses) from securities
 transactions:
       Proceeds from shares sold                  896,119     2,664,737      87,531,265      10,164,319      4,871,282    1,820,275
       Cost of shares sold                       (877,828)   (2,612,631)    (87,883,641)    (10,161,899)    (4,519,180)  (1,693,061)
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net realized gains (losses) from securities
 transactions                                      18,291        52,106        (352,376)          2,420        352,102      127,214
Realized gain distributions                             0             0               0               0              0            0
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net realized gains (losses)                        18,291        52,106        (352,376)          2,420        352,102      127,214
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net unrealized appreciation (depreciation)
 of investments:
       Beginning of period                      2,215,859       335,370        (675,781)        193,502     11,066,050      646,346
       End of period                            7,143,602       649,591        (358,148)        517,312     30,400,838    1,205,001
                                              -----------   -----------      ----------     -----------   ------------  -----------

Change in net unrealized appreciation
 (depreciation) of investments                  4,927,743       314,221         317,633         323,810     19,334,788      558,655
                                              -----------   -----------      ----------     -----------   ------------  -----------

Increase (decrease) in net assets from
 operations                                   $ 4,306,782   $   269,603      $ (849,604)    $ 2,850,036   $ 18,651,191  $   782,063
                                              ===========   ===========      ==========     ===========   ============  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                Federated                                                 Goldman
                                                  Emerging       American       Foreign         Global        Global       Sachs
                                                  Markets        Leaders         Value           Bond       Equities     Research
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                -----------    -----------   ------------    -----------   -----------   ---------
Investment income:
       Dividends                                $    64,868    $   316,716   $  1,430,880    $         0   $     6,607   $       0
                                                -----------    -----------   ------------    -----------   -----------   ---------
           Total investment income                   64,868        316,716      1,430,880              0         6,607           0
                                                -----------    -----------   ------------    -----------   -----------   ---------

Expenses:
       Mortality and expense risk charge            (86,357)      (275,569)    (1,517,453)      (171,046)      (75,280)     (7,008)
       Distribution expense charge                   (8,904)       (28,235)      (158,451)       (17,824)       (7,678)       (689)
                                                -----------    -----------   ------------    -----------   -----------   ---------
           Total expenses                           (95,261)      (303,804)    (1,675,904)      (188,870)      (82,958)     (7,697)
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net investment income (loss)                        (30,393)        12,912       (245,024)      (188,870)      (76,351)     (7,697)
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net realized gains (losses) from securities
 transactions:
       Proceeds from shares sold                  2,644,607      1,386,576      4,928,100      3,184,371     1,931,098     193,605
       Cost of shares sold                       (2,514,634)    (1,300,334)    (4,363,386)    (3,156,049)   (1,870,538)   (187,876)
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net realized gains (losses) from securities
 transactions                                       129,973         86,242        564,714         28,322        60,560       5,729
Realized gain distributions                               0              0      3,029,013        168,295             0           0
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net realized gains (losses)                         129,973         86,242      3,593,727        196,617        60,560       5,729
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net unrealized appreciation (depreciation) of
 investments:
       Beginning of period                          446,531        871,501      7,535,297         56,018       256,689      16,945
       End of period                              1,839,413      2,810,324     26,504,413        299,608       837,995      85,046
                                                -----------    -----------   ------------    -----------   -----------   ---------

Change in net unrealized appreciation
    (depreciation) of investments                 1,392,882      1,938,823     18,969,116        243,590       581,306      68,101
                                                -----------    -----------   ------------    -----------   -----------   ---------

Increase (decrease) in net assets from
 operations                                     $ 1,492,462    $ 2,037,977   $ 22,317,819    $  251,337    $   565,515   $  66,133
                                                ===========    ===========   ============    ===========   ===========   =========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                         International   International
                                                Growth-        Growth       High-Yield    Diversified        Growth       Marsico
                                                 Income    Opportunities       Bond         Equities        & Income       Growth
                                               Portfolio     Portfolio       Portfolio     Portfolio       Portfolio     Portfolio
                                               (Class 3)     (Class 3)       (Class 3)     (Class 3)       (Class 3)     (Class 3)
                                              -----------  -------------   ------------  -------------   -------------  -----------
Investment income:
       Dividends                              $    80,547  $           0   $  3,340,947   $  1,545,414    $   293,225   $         0
                                              -----------  -------------   ------------   ------------    -----------   -----------
           Total investment income                 80,547              0      3,340,947      1,545,414        293,225             0
                                              -----------  -------------   ------------   ------------    -----------   -----------

Expenses:
       Mortality and expense risk charge         (196,986)       (44,070)      (494,740)      (926,964)      (323,947)     (247,286)
       Distribution expense charge                (20,462)        (4,478)       (50,622)       (95,941)       (33,308)      (25,874)
                                              -----------  -------------   ------------   ------------    -----------   -----------
           Total expenses                        (217,448)       (48,548)      (545,362)    (1,022,905)      (357,255)     (273,160)
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net investment income (loss)                     (136,901)       (48,548)     2,795,585        522,509        (64,030)     (273,160)
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net realized gains (losses) from securities
 transactions:
       Proceeds from shares sold                3,332,616        915,455     38,468,940      4,349,761      4,676,673     2,426,147
       Cost of shares sold                     (3,057,231)      (897,549)   (37,552,851)    (3,948,277)    (4,203,016)   (2,274,224)
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net realized gains (losses) from securities
 transactions                                     275,385         17,906        916,089        401,484        473,657       151,923
Realized gain distributions                             0              0              0              0              0             0
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net realized gains (losses)                       275,385         17,906        916,089        401,484        473,657       151,923
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net unrealized appreciation (depreciation) of
 investments:
       Beginning of period                      1,060,251        171,410      1,424,988      4,237,980      1,975,258     1,327,358
       End of period                            2,431,784        322,367      3,016,020     14,991,931      6,395,009     3,469,030
                                              -----------  -------------   ------------   ------------    -----------   -----------

Change in net unrealized appreciation
    (depreciation) of investments               1,371,533        150,957      1,591,032     10,753,951      4,419,751     2,141,672
                                              -----------  -------------   ------------   ------------    -----------   -----------

Increase (decrease) in net assets from
 operations                                   $ 1,510,017  $     120,315   $  5,302,706   $ 11,677,944    $ 4,829,378   $ 2,020,435
                                              ===========  =============   ============   ============    ===========   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                              MFS
                                         Massachusetts      MFS                           Putnam
                                           Investors      Mid-Cap        MFS Total        Growth:         Real        Small & Mid
                                             Trust         Growth          Return         Voyager        Estate        Cap Value
                                           Portfolio     Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                                           (Class 3)     (Class 3)       (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                         -------------  ------------   ------------    ------------   ------------   ------------
Investment income:
     Dividends                           $    172,002   $          0   $    182,987    $          0   $    554,915   $    316,136
                                         ------------   ------------   ------------    ------------   ------------   ------------
         Total investment income              172,002              0        182,987               0        554,915        316,136
                                         ------------   ------------   ------------    ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge       (335,454)      (591,359)    (1,272,455)        (37,087)      (268,623)    (1,035,633)
     Distribution expense charge              (34,801)       (61,188)      (132,157)         (3,841)       (27,808)      (107,842)
                                         ------------   ------------   ------------    ------------   ------------   ------------
         Total expenses                      (370,255)      (652,547)    (1,404,612)        (40,928)      (296,431)    (1,143,475)
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net investment income (loss)                 (198,253)      (652,547)    (1,221,625)        (40,928)       258,484       (827,339)
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)
  from securities transactions:
     Proceeds from shares sold              1,449,883      7,240,549      5,626,359         887,623      6,226,754      3,620,238
     Cost of shares sold                   (1,358,498)    (6,457,265)    (5,314,537)       (814,265)    (5,766,087)    (3,315,896)
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)
  from securities transactions                 91,385        783,284        311,822          73,358        460,667        304,342
Realized gain distributions                         0              0              0               0              0      3,397,662
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)                    91,385        783,284        311,822          73,358        460,667      3,702,004
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    1,519,948      3,174,502      3,027,610         228,215      1,115,168      5,011,093
     End of period                          4,507,904      8,107,553     13,464,563         317,497      6,266,083     16,009,912
                                         ------------   ------------   ------------    ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments             2,987,956      4,933,051     10,436,953          89,282      5,150,915     10,998,819
                                         ------------   ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                        $  2,881,088   $  5,063,788   $  9,527,150    $    121,712   $  5,870,066   $ 13,873,484
                                         ============   ============   ============    ============   ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                          SunAmerica                       Telecom        Worldwide                     Emerging
                                           Balanced       Technology       Utility       High Income     Comstock        Growth
                                          Portfolio       Portfolio       Portfolio       Portfolio     Portfolio       Portfolio
                                          (Class 3)       (Class 3)       (Class 3)       (Class 3)     (Class II)     (Class II)
                                         ------------    ------------   ------------    ------------   ------------   ------------
Investment income:
     Dividends                           $    141,016    $          0   $      3,136    $     59,537   $  1,363,400   $          0
                                         ------------    ------------   ------------    ------------   ------------   ------------
         Total investment income              141,016               0          3,136          59,537      1,363,400              0
                                         ------------    ------------   ------------    ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge       (134,948)        (94,942)          (932)        (12,440)    (2,833,152)      (374,739)
     Distribution expense charge              (13,932)         (9,905)           (93)         (1,224)      (301,274)       (39,707)
                                         ------------    ------------   ------------    ------------   ------------   ------------
         Total expenses                      (148,880)       (104,847)        (1,025)        (13,664)    (3,134,426)      (414,446)
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net investment income (loss)                   (7,864)       (104,847)         2,111          45,873     (1,771,026)      (414,446)
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              1,700,066       3,712,209         22,409       1,606,097     12,695,217      5,451,520
     Cost of shares sold                   (1,652,798)     (3,720,938)       (21,725)     (1,635,771)   (10,907,696)    (5,177,898)
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                      47,268          (8,729)           684         (29,674)     1,787,521        273,622
Realized gain distributions                         0               0              0               0              0              0
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)                    47,268          (8,729)           684         (29,674)     1,787,521        273,622
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      284,677         539,826          1,977           2,758     20,406,003      1,737,447
     End of period                            800,342         517,112          8,829          17,781     52,631,075      3,235,580
                                         ------------    ------------   ------------    ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments               515,665         (22,714)         6,852          15,023     32,225,072      1,498,133
                                         ------------    ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                            $    555,069    $   (136,290)  $      9,647    $     31,222   $ 32,241,567   $  1,357,309
                                         ============    ============   ============    ============   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                          Growth and                   Conservative   Conservative
                                            Income        Balanced       Balanced        Growth      Equity Income  Flexible Income
                                          Portfolio       Portfolio     Portfolio       Portfolio         Fund         Portfolio
                                          (Class II)      (Class 1)     (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                         ------------   ------------   ------------   -------------  -------------  ---------------
Investment income:
     Dividends                           $  1,259,739   $  2,489,742   $    262,084   $    919,308    $    333,027   $  1,088,492
                                         ------------   ------------   ------------   ------------    ------------   ------------
         Total investment income            1,259,739      2,489,742        262,084        919,308         333,027      1,088,492
                                         ------------   ------------   ------------   ------------    ------------   ------------

Expenses:
     Mortality and expense risk charge     (2,830,524)    (1,833,801)      (173,646)      (919,679)       (249,281)      (436,753)
     Distribution expense charge             (301,021)      (200,594)       (19,456)      (100,473)        (27,826)       (48,467)
                                         ------------   ------------   ------------   ------------    ------------   ------------
         Total expenses                    (3,131,545)    (2,034,395)      (193,102)    (1,020,152)       (277,107)      (485,220)
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net investment income (loss)               (1,871,806)       455,347         68,982       (100,844)         55,920        603,272
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              9,207,810     10,474,840      2,516,623      7,683,686       1,923,786      5,598,710
     Cost of shares sold                   (8,076,462)    (9,378,910)    (2,301,102)    (6,710,362)     (1,598,133)    (5,247,445)
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions                   1,131,348      1,095,930        215,521        973,324         325,653        351,265
Realized gain distributions                         0              0              0              0               0              0
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net realized gains (losses)                 1,131,348      1,095,930        215,521        973,324         325,653        351,265
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                   20,535,196     13,081,833      1,063,629      8,243,543       2,587,059      2,301,249
     End of period                         48,729,934     22,834,537      1,667,584     13,934,647       5,317,908      2,943,369
                                         ------------   ------------   ------------   ------------    ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments            28,194,738      9,752,704        603,955      5,691,104       2,730,849        642,120
                                         ------------   ------------   ------------   ------------    ------------   ------------

Increase (decrease) in net assets
  from operations                        $ 27,454,280   $ 11,303,981   $    888,458   $  6,563,584    $  3,112,422   $  1,596,657
                                         ============   ============   ============   ============    ============   ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                       International      Mid Cap        Money
                                            Growth     Growth & Income     Income         Growth           Stock         Market
                                             Fund           Fund            Fund           Fund            Fund           Fund
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                         ------------  ---------------  ------------   -------------   ------------   ------------
Investment income:
     Dividends                           $          0   $     85,989    $    561,241   $      4,285    $     70,112   $     33,965
                                         ------------   ------------    ------------   ------------    ------------   ------------
         Total investment income                    0         85,989         561,241          4,285          70,112         33,965
                                         ------------   ------------    ------------   ------------    ------------   ------------

Expenses:
     Mortality and expense risk charge        (22,462)      (111,124)       (131,446)        (4,846)        (56,494)       (51,792)
     Distribution expense charge               (2,506)       (12,181)        (14,806)          (555)         (6,334)        (5,936)
                                         ------------   ------------    ------------   ------------    ------------   ------------
         Total expenses                       (24,968)      (123,305)       (146,252)        (5,401)        (62,828)       (57,728)
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net investment income (loss)                  (24,968)       (37,316)        414,989         (1,116)          7,284        (23,763)
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                174,800        732,303       2,861,042         43,524         306,368      3,419,494
     Cost of shares sold                     (157,719)      (645,807)     (2,796,912)       (38,693)       (268,853)    (3,419,494)
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions                      17,081         86,496          64,130          4,831          37,515              0
Realized gain distributions                         0              0               0              0          11,483              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net realized gains (losses)                    17,081         86,496          64,130          4,831          48,998              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      140,258        898,821         349,171         30,799         502,023              0
     End of period                            257,313      1,459,725         239,840         75,517       1,002,499              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments             117,055        560,904        (109,331)        44,718         500,476              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
  from operations                        $    109,168   $    610,084    $    369,788   $     48,433    $    556,758   $    (23,763)
                                         ============   ============    ============   ============    ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                         Short Term        Small        Strategic         U.S.         West Coast
                                             REIT          Income       Cap Growth       Growth        Government        Equity
                                             Fund           Fund           Fund         Portfolio    Securities Fund      Fund
                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                         ------------   ------------   ------------   ------------   ---------------  -------------
Investment income:
     Dividends                           $      4,796   $    166,898   $          0   $    110,013    $    642,435    $     32,597
                                         ------------   ------------   ------------   ------------    ------------    ------------
         Total investment income                4,796        166,898              0        110,013         642,435          32,597
                                         ------------   ------------   ------------   ------------    ------------    ------------

Expenses:
     Mortality and expense risk charge         (4,191)       (57,200)       (27,068)      (226,070)       (221,785)       (165,765)
     Distribution expense charge                 (493)        (6,409)        (2,967)       (24,868)        (25,116)        (18,628)
                                         ------------   ------------   ------------   ------------    ------------    ------------
         Total expenses                        (4,684)       (63,609)       (30,035)      (250,938)       (246,901)       (184,393)
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net investment income (loss)                      112        103,289        (30,035)      (140,925)        395,534        (151,796)
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                113,085      1,657,713        276,354      2,318,424       7,142,507       1,122,249
     Cost of shares sold                     (107,197)    (1,673,185)      (256,974)    (2,036,850)     (7,226,071)       (937,590)
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions                       5,888        (15,472)        19,380        281,574         (83,564)        184,659
Realized gain distributions                     1,609              0              0              0               0               0
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net realized gains (losses)                     7,497        (15,472)        19,380        281,574         (83,564)        184,659
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                           63         12,432        326,099      1,949,228        (191,194)      2,183,204
     End of period                            102,043        (56,651)       386,541      3,626,553        (158,227)      3,600,274
                                         ------------   ------------   ------------   ------------    ------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments             101,980        (69,083)        60,442      1,677,325          32,967       1,417,070
                                         ------------   ------------   ------------   ------------    ------------    ------------

Increase (decrease) in net assets
  from operations                        $    109,589   $     18,734   $     49,787   $  1,817,974    $    344,937    $  1,449,933
                                         ============   ============   ============   ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                        Conservative   Conservative
                                           Balanced       Balanced        Growth      Equity Income   Flexible Income     Growth
                                           Portfolio     Portfolio       Portfolio         Fund          Portfolio         Fund
                                           (Class 2)     (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                         ------------   ------------   ------------   -------------   ---------------- ------------
Investment income:
     Dividends                           $  1,811,810   $    217,606   $    520,190    $    219,823    $  1,548,094    $          0
                                         ------------   ------------   ------------    ------------    ------------    ------------
         Total investment income            1,811,810        217,606        520,190         219,823       1,548,094               0
                                         ------------   ------------   ------------    ------------    ------------    ------------

Expenses:
     Mortality and expense risk charge     (1,519,360)      (162,036)      (597,872)       (200,609)       (685,916)        (18,815)
     Distribution expense charge             (155,815)       (16,726)       (60,566)        (20,354)        (71,798)         (1,905)
                                         ------------   ------------   ------------    ------------    ------------    ------------
         Total expenses                    (1,675,175)      (178,762)      (658,438)       (220,963)       (757,714)        (20,720)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net investment income (loss)                  136,635         38,844       (138,248)         (1,140)        790,380         (20,720)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              5,026,526      1,390,020      3,742,698       1,329,801       2,945,700         567,678
     Cost of shares sold                   (4,583,700)    (1,323,243)    (3,381,310)     (1,170,342)     (2,825,647)       (526,434)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions                     442,826         66,777        361,388         159,459         120,053          41,244
Realized gain distributions                         0              0              0               0               0               0
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net realized gains (losses)                   442,826         66,777        361,388         159,459         120,053          41,244
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    7,976,396        530,418      3,487,058       1,360,440       2,152,950         109,981
     End of period                         16,375,779      1,212,707      7,437,377       3,518,830       3,599,266         165,351
                                         ------------   ------------   ------------    ------------    ------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments           8,399,383        682,289      3,950,319       2,158,390       1,446,316          55,370
                                         ------------   ------------   ------------    ------------    ------------    ------------

Increase (decrease) in net assets from
   operations                            $  8,978,844   $    787,910   $  4,173,459    $  2,316,709    $  2,356,749    $     75,894
                                         ============   ============   ============    ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                         International    Mid Cap         Money
                                        Growth & Income      Income         Growth         Stock         Market          REIT
                                             Fund             Fund           Fund          Fund           Fund           Fund
                                           (Class 2)       (Class 2)       (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                         --------------   ------------   ------------- -------------  ------------   ------------
Investment income:
     Dividends                           $     28,088     $  1,303,005   $      2,202  $      4,032   $     24,634   $        893
                                         ------------     ------------   ------------  ------------   ------------   ------------
         Total investment income               28,088        1,303,005          2,202         4,032         24,634            893
                                         ------------     ------------   ------------  ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (45,575)        (323,503)        (2,909)      (30,487)       (53,742)        (1,153)
     Distribution expense charge               (4,566)         (33,692)          (295)       (3,063)        (5,549)          (117)
                                         ------------     ------------   ------------  ------------   ------------   ------------
         Total expenses                       (50,141)        (357,195)        (3,204)      (33,550)       (59,291)        (1,270)
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net investment income (loss)                  (22,053)         945,810         (1,002)      (29,518)       (34,657)          (377)
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                535,936        5,493,169         13,835       236,606      3,857,687         59,741
     Cost of shares sold                     (484,870)      (5,453,164)       (12,475)     (213,525)    (3,857,687)       (53,288)
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                      51,066           40,005          1,360        23,081              0          6,453
Realized gain distributions                         0                0              0        33,601              0            410
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net realized gains (losses)                    51,066           40,005          1,360        56,682              0          6,863
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      281,111          596,783         23,946       208,382              0             42
     End of period                            462,539          395,384         47,484       437,667              0         21,983
                                         ------------     ------------   ------------  ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments             181,428         (201,399)        23,538       229,285              0         21,941
                                         ------------     ------------   ------------  ------------   ------------   ------------

Increase (decrease) in net assets from
  operations                             $    210,441     $    784,416   $     23,896  $    256,449   $    (34,657)  $     28,427
                                         ============     ============   ============  ============   ============   ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                                      Nations
                                                   Short Term    Small     Strategic         U.S.        West Coast    Asset
                                                     Income    Cap Growth    Growth       Government       Equity    Allocation
                                                      Fund        Fund     Portfolio    Securities Fund     Fund     Portfolio
                                                    (Class 2)  (Class 2)   (Class 2)       (Class 2)     (Class 2)   (Class B)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
Investment income:
     Dividends                                     $  292,425  $        0  $    62,905  $       516,639  $    9,738  $   19,928
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
         Total investment income                      292,425           0       62,905          516,639       9,738      19,928
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Expenses:
     Mortality and expense risk charge               (105,618)    (17,157)    (155,964)        (206,071)    (99,578)    (19,351)
     Distribution expense charge                      (11,003)     (1,746)     (16,347)         (21,366)    (10,176)     (2,083)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
         Total expenses                              (116,621)    (18,903)    (172,311)        (227,437)   (109,754)    (21,434)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net investment income (loss)                          175,804     (18,903)    (109,406)         289,202    (100,016)     (1,506)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                      2,604,251     604,114    1,584,919        5,444,014   1,085,458     221,375
     Cost of shares sold                           (2,637,270)   (582,290)  (1,449,726)      (5,522,689)   (963,199)   (202,991)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net realized gains (losses) from securities
 transactions                                         (33,019)     21,824      135,193          (78,675)    122,259      18,384
Realized gain distributions                                 0           0            0                0           0           0
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net realized gains (losses)                           (33,019)     21,824      135,193          (78,675)    122,259      18,384
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                               23,821     137,641      891,184         (185,432)    883,685      96,002
     End of period                                   (117,419)    128,524    2,202,982         (143,197)  1,601,400     168,438
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
Change in net unrealized appreciation
    (depreciation) of investments                    (141,240)     (9,117)   1,311,798           42,235     717,715      72,436
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Increase (decrease) in net assets from operations  $    1,545  $   (6,196) $ 1,337,585  $       252,762  $  739,958  $   89,314
                                                   ==========  ==========  ===========  ===============  ==========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                 Nations                                Nations
                                                     Nations        Nations      Marsico     Nations      Nations       Marsico
                                                   High Yield   International    Focused     Marsico      Marsico     International
                                                      Bond           Value       Equities    Growth     21st Century  Opportunities
                                                   Portfolio       Portfolio    Portfolio   Portfolio    Portfolio      Portfolio
                                                   (Class B)       (Class B)    (Class B)   (Class B)    (Class B)     (Class B)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
Investment income:
     Dividends                                     $ 1,603,611  $     115,331  $         0  $        0    $        0  $      15,513
                                                   -----------  -------------  -----------  ----------  ------------  -------------
         Total investment income                     1,603,611        115,331            0           0             0         15,513
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Expenses:
     Mortality and expense risk charge                (318,892)      (113,630)    (486,222)    (70,323)      (15,363)       (52,963)
     Distribution expense charge                       (32,457)       (11,171)     (49,333)     (7,501)       (1,621)        (5,700)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
         Total expenses                               (351,349)      (124,801)    (535,555)    (77,824)      (16,984)       (58,663)
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Net investment income (loss)                         1,252,262         (9,470)    (535,555)    (77,824)      (16,984)       (43,150)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                       4,343,427      1,212,429    3,411,321   1,578,348       250,239        504,660
     Cost of shares sold                            (3,968,563)      (916,467)   3,004,978) (1,460,215)     (196,831)      (429,359)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
Net realized gains (losses) from securities
 transactions                                          374,864        295,962      406,343     118,133        53,408         75,301
Realized gain distributions                            825,046        594,707            0           0             0          8,090
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Net realized gains (losses)                          1,199,910        890,669      406,343     118,133        53,408         83,391
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                             1,228,851      1,518,940    3,235,729     409,597       172,605        357,221
     End of period                                     951,829      2,016,082    7,567,051     991,416       363,221        917,079
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Change in net unrealized appreciation
    (depreciation) of investments                     (277,022)       497,142    4,331,322     581,819       190,616        559,858
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Increase (decrease) in net assets from operations  $ 2,175,150  $   1,378,341  $ 4,202,110  $  622,128    $  227,040  $     600,099
                                                   ===========  =============  ===========  ==========    ==========  =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                     Nations     Nations
                                                     MidCap       Small       Nations        Asset        Global
                                                     Growth      Company       Value      Allocation      Growth        Growth
                                                    Portfolio   Portfolio    Portfolio       Fund          Fund          Fund
                                                    (Class B)   (Class B)    (Class B)     (Class 2)     (Class 2)     (Class 2)
                                                   ----------  ----------  -----------  -------------  ------------  ------------
Investment income:
     Dividends                                     $        0  $        0  $    70,273  $   1,935,257  $    565,398  $    617,880
                                                   ----------  ----------  -----------  -------------  ------------  ------------
         Total investment income                            0           0       70,273      1,935,257       565,398       617,880
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Expenses:
     Mortality and expense risk charge                (27,999)    (50,089)     (69,822)    (1,171,248)   (1,769,688)   (4,029,305)
     Distribution expense charge                       (2,941)     (5,288)      (7,440)      (127,204)     (188,454)     (429,563)
                                                   ----------  ----------  -----------  -------------  ------------  ------------
         Total expenses                               (30,940)    (55,377)     (77,262)    (1,298,452)   (1,958,142)   (4,458,868)
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net investment income (loss)                          (30,940)    (55,377)      (6,989)       636,805    (1,392,744)    3,840,988)
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                        607,028     659,121      593,002      1,241,019     6,310,854    13,624,452
     Cost of shares sold                             (565,298)   (569,133)    (529,491)    (1,130,771)   (5,902,980)  (12,680,784)
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net realized gains (losses) from securities
 transactions                                          41,730      89,988       63,511        110,248       407,874       943,668
Realized gain distributions                                 0           0            0              0             0             0
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net realized gains (losses)                            41,730      89,988       63,511        110,248       407,874       943,668
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                              148,526     508,048      368,574      6,467,101     8,372,851    20,653,521
     End of period                                    348,995     766,286      921,386     11,945,135    26,668,934    57,696,099
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                     200,469     258,238      552,812      5,478,034    18,296,083    37,042,578
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Increase (decrease) in net assets from operations  $  211,259   $ 292,849    $ 609,334    $ 6,225,087  $ 17,311,213  $ 34,145,258
                                                   ==========   =========    =========    ===========  ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                      Growth         Asset       Cash                      Growth-     High-Income
                                                      Income      Allocation  Management     Growth        Income         Bond
                                                       Fund          Fund        Fund         Fund          Fund          Fund
                                                     (Class 2)     (Class 3)   (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                                   ------------  -----------  -----------  ------------  ------------  -----------
Investment income:
     Dividends                                     $  3,677,996  $ 3,617,739    $ 265,611   $ 2,919,164  $ 11,759,190  $ 6,204,421
                                                   ------------  -----------  -----------  ------------  ------------  -----------
         Total investment income                      3,677,996    3,617,739      265,611     2,919,164    11,759,190    6,204,421
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Expenses:
     Mortality and expense risk charge               (4,735,934)    (939,501)    (261,019)   (5,976,978)   (6,383,098)    (542,981)
     Distribution expense charge                       (504,605)    (122,166)     (34,033)     (777,134)     (829,979)     (70,667)
                                                   ------------  -----------  -----------  ------------  ------------  -----------
         Total expenses                              (5,240,539)  (1,061,667)    (295,052)   (6,754,112)   (7,213,077)    (613,648)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net investment income (loss)                         (1,562,543)   2,556,072      (29,441)   (3,834,948)    4,546,113    5,590,773
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                       14,049,458   13,427,636   21,413,771   102,369,042   104,178,752   13,873,350
     Cost of shares sold                            (12,805,066) (15,238,393) (22,134,824) (130,965,868) (121,926,170) (16,786,878)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net realized gains (losses) from securities
 transactions                                         1,244,392   (1,810,757)    (721,053)  (28,596,826)  (17,747,418)  (2,913,528)
Realized gain distributions                                   0            0            0             0             0            0
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net realized gains (losses)                           1,244,392   (1,810,757)    (721,053)  (28,596,826)  (17,747,418)  (2,913,528)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                             27,930,714  (11,930,551)    (831,179) (167,157,131) (116,993,696)  (7,868,850)
     End of period                                   60,330,710   (7,186,564)    (193,739)  (89,797,342)  (60,588,017)  (7,122,558)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Change in net unrealized appreciation
    (depreciation) of investments                    32,399,996    4,743,987      637,440    77,359,789    56,405,679      746,292
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Increase (decrease) in net assets from operations  $ 32,081,845  $ 5,489,302   $ (113,054) $ 44,928,015  $ 43,204,374  $ 3,423,537
                                                   ============  ===========  ===========  ============  ============  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                     U.S.
                                                                  Government/
                                                                   AAA-Rated      Growth        Mid Cap
                                                   International  Securities    and Income       Value
                                                       Fund          Fund        Portfolio     Portfolio
                                                     (Class 3)     (Class 3)    (Class VC)    (Class VC)
                                                   -------------  -----------   ------------  ------------
Investment income:
     Dividends                                     $   2,621,724  $ 4,908,812   $  1,199,174  $    247,589
                                                   -------------  -----------   ------------  ------------
         Total investment income                       2,621,724    4,908,812      1,199,174       247,589
                                                   -------------  -----------   ------------  ------------

Expenses:
     Mortality and expense risk charge                (1,258,396)    (556,728)    (1,562,358)     (844,549)
     Distribution expense charge                        (163,623)     (72,441)      (167,296)      (91,756)
                                                   -------------  -----------   ------------  ------------
         Total expenses                               (1,422,019)    (629,169)    (1,729,654)     (936,305)
                                                   -------------------------------------------------------

Net investment income (loss)                           1,199,705    4,279,643       (530,480)     (688,716)
                                                   -------------  -----------   ------------  ------------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                        21,071,892   15,573,093      4,538,317     4,111,126
     Cost of shares sold                             (26,674,660) (16,933,446)    (4,149,165)   (3,544,953)
                                                   -------------  -----------   ------------  ------------

Net realized gains (losses) from securities
 transactions                                         (5,602,768)  (1,360,353)       389,152       566,173
Realized gain distributions                                    0            0      1,218,976     1,261,256
                                                   -------------  -----------   ------------  ------------

Net realized gains (losses)                           (5,602,768)  (1,360,353)     1,608,128     1,827,429
                                                   -------------  -----------   ------------  ------------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                             (35,855,629)  (2,056,033)    11,639,861     5,269,202
     End of period                                   (15,016,209)  (4,070,944)    24,419,044    17,973,399
                                                   -------------  -----------   ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                     20,839,420   (2,014,911)    12,779,183    12,704,197
                                                   -------------  -----------   ------------  ------------

Increase (decrease) in net assets from operations  $  16,436,357  $   904,379   $ 13,856,831  $ 13,842,910
                                                   =============  ===========   ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004

                                                                            Government
                                                 Asset         Capital          and                          Natural       Asset
                                              Allocation     Appreciation   Quality Bond      Growth        Resources    Allocation
                                               Portfolio      Portfolio       Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 1)      (Class 1)       (Class 1)     (Class 1)       (Class 1)    (Class 2)
                                            --------------  -------------  -------------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $    4,463,121  $ (13,158,421) $  12,347,807  $  (3,521,847) $    (721,712) $   186,903

  Net realized gains (losses)                    2,076,562    (35,711,560)     2,982,831    (10,413,082)     7,924,231      334,743
  Change in net unrealized appreciation
     (depreciation) of investments              25,438,103    107,715,984     (8,052,413)    45,720,068     13,199,367      826,916
                                            --------------  -------------  -------------  -------------  -------------  -----------
     Increase (decrease) in net assets from
      operations                                31,977,786     58,846,003      7,278,225     31,785,139     20,401,886    1,348,562
                                            --------------  -------------  -------------  -------------  -------------  -----------

From capital transactions:
  Net proceeds from units sold                   2,278,217      7,697,506      3,785,436      3,084,704        739,250    3,474,194
  Cost of units redeemed                       (60,841,177)  (103,372,146)   (61,020,051)   (43,752,696)   (13,304,545)    (754,746)
  Annuity benefit payments                        (651,903)      (703,286)      (581,972)      (273,279)       (73,070)           0
  Net transfers                                  3,330,804    (22,760,660)   (50,290,554)     5,747,679     15,664,485    1,601,048
  Contract maintenance charge                     (157,140)      (387,184)      (137,166)      (150,013)       (34,195)      (2,709)
                                            --------------  -------------  -------------  -------------  -------------  -----------
     Increase (decrease) in net assets from
      capital transactions                     (56,041,199)  (119,525,770)  (108,244,307)   (35,343,605)     2,991,925    4,317,787
                                            --------------  -------------  -------------  -------------  -------------  -----------

Increase (decrease) in net assets              (24,063,413)   (60,679,767)  (100,966,082)    (3,558,466)    23,393,811    5,666,349
Net assets at beginning of period              406,341,547    911,917,258    469,029,141    378,795,802     90,042,277   12,717,893
                                            --------------  -------------  -------------  -------------  -------------  -----------
Net assets at end of period                  $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336  $ 113,436,088  $18,384,242
                                            ==============  =============  =============  =============  =============  ===========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                          Government
                                            Capital          and                         Natural         Asset          Capital
                                          Appreciation   Quality Bond      Growth       Resources     Allocation     Appreciation
                                           Portfolio      Portfolio       Portfolio     Portfolio     Portfolio        Portfolio
                                           (Class 2)      (Class 2)       (Class 2)     (Class 2)      (Class 3)       (Class 3)
                                         -------------- --------------  ------------- -------------  ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (1,747,873) $   3,951,539   $   (745,299) $   (137,404)  $    90,937    $  (1,738,962

  Net realized gains (losses)                1,376,928       (160,717)       826,915     1,568,490        64,528           63,559
  Change in net unrealized appreciation
      (depreciation) of investments          8,454,793     (1,672,854)     6,258,815     2,386,664       562,614       12,066,776
                                         -------------  -------------   ------------  ------------   -----------    -------------
      Increase (decrease) in net
        assets from operations               8,083,848      2,117,968      6,340,431     3,817,750       718,079       10,391,373
                                         -------------  -------------   ------------  ------------   -----------    -------------

From capital transactions:
  Net proceeds from units sold              14,236,992     15,826,271     11,886,629     2,469,881     6,324,111       75,714,576
  Cost of units redeemed                    (6,117,166)    (9,185,340)    (3,361,162)     (698,160)     (445,707)      (4,409,929)
  Annuity benefit payments                           0              0              0             0             0                0
  Net transfers                              6,558,679     (7,152,943)     3,400,082     3,175,897     2,434,624       28,635,428
  Contract maintenance charge                  (20,680)       (21,067)       (11,150)       (2,617)         (488)         (14,195)
                                         -------------  -------------   ------------  ------------   -----------    -------------
      Increase (decrease) in net assets
        from capital transactions           14,657,825       (533,079)    11,914,399     4,945,001     8,312,540       99,925,880
                                         -------------  -------------   ------------  ------------   -----------    -------------

Increase (decrease) in net assets           22,741,673      1,584,889     18,254,830     8,762,751     9,030,619      110,317,253
Net assets at beginning of period          100,495,406    127,810,283     58,824,652    12,549,472     2,872,884       58,331,792
                                         -------------  -------------   ------------  ------------   -----------    -------------
Net assets at end of period              $ 123,237,079  $ 129,395,172   $ 77,079,482  $ 21,312,223   $11,903,503    $ 168,649,045
                                         =============  =============   ============  ============   ===========    =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                          Government
                                              and                         Natural      Aggressive      Alliance        Blue Chip
                                         Quality Bond       Growth       Resources       Growth         Growth          Growth
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                           (Class 3)      (Class 3)      (Class 3)      (Class 1)      (Class 1)       (Class 1)
                                         -------------  -------------  -------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  5,710,769   $   (768,066)  $   (112,339)  $ (2,049,734)  $ (9,653,255)  $   (360,883)

  Net realized gains (losses)                (193,166)       101,904        869,947    (30,926,545)  (105,012,829)      (585,682)
  Change in net unrealized appreciation
      (depreciation) of investments        (2,900,653)     8,169,112      2,356,153     51,512,529    156,847,950      1,808,926
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
        assets from operations              2,616,950      7,502,950      3,113,761     18,536,250     42,181,866        862,361
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold             85,222,522     43,671,225      9,098,228      1,250,316      5,961,355        354,362
  Cost of units redeemed                   (9,307,177)    (2,967,110)      (573,899)   (16,728,266)  (103,776,258)    (3,766,853)
  Annuity benefit payments                          0              0              0        (71,255)      (770,221)        (2,679)
  Net transfers                            23,649,437     15,756,809      3,569,103     (9,465,520)   (84,249,256)       707,144
  Contract maintenance charge                 (22,881)        (8,530)        (1,416)       (84,375)      (480,860)       (11,952)
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net assets
        from capital transactions          99,541,901     56,452,394     12,092,016    (25,099,100)  (183,315,240)    (2,719,978)
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets         102,158,851     63,955,344     15,205,777     (6,562,850)  (141,133,374)    (1,857,617)
Net assets at beginning of period         112,179,625     35,799,120      5,978,089    150,483,074    890,904,857     26,875,421
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $214,338,476   $ 99,754,464   $ 21,183,866   $143,920,224   $749,771,483   $ 25,017,804
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                            Davis                                       Federated
                                              Cash         Corporate        Venture       "Dogs" of      Emerging        American
                                           Management        Bond           Value        Wall Street      Markets        Leaders
                                           Portfolio       Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                           (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                         --------------  -------------  --------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (1,405,774)  $  6,813,626   $ (11,068,530)  $    605,134   $   (400,262)  $    (220,497)

  Net realized gains (losses)               (2,863,827)     2,346,614      29,733,414      1,839,421      4,476,353         844,746
  Change in net unrealized appreciation
      (depreciation) of investments          2,953,318        923,021     163,316,415      3,518,074     11,220,244      11,614,448
                                         -------------   ------------  --------------   ------------   ------------   -------------
      Increase (decrease) in net
        assets from operations              (1,316,283)    10,083,261     181,981,299      5,962,629     15,296,335      12,238,697
                                         -------------   ------------  --------------   ------------   ------------   -------------

From capital transactions:
  Net proceeds from units sold               4,959,075      2,760,447      10,925,063        473,580        493,150       1,408,037
  Cost of units redeemed                   (76,009,878)   (29,956,364)   (216,550,172)    (8,928,622)   (11,454,860)    (21,281,919)
  Annuity benefit payments                    (502,127)      (207,794)     (1,259,887)       (34,973)       (24,990)       (133,455)
  Net transfers                             31,144,628     (6,451,371)    (15,874,870)    (4,448,567)     1,748,716      (6,666,591)
  Contract maintenance charge                  (80,998)       (62,944)       (737,216)       (36,969)       (38,017)        (68,713)
                                         -------------   ------------  --------------   ------------   ------------   -------------
      Increase (decrease) in net assets
        from capital transactions          (40,489,300)   (33,918,026)   (223,497,082)   (12,975,551)    (9,276,001)    (26,742,641)
                                         -------------   ------------  --------------   ------------   ------------   -------------

Increase (decrease) in net assets          (41,805,583)   (23,834,765)    (41,515,783)    (7,012,922)     6,020,334     (14,503,944)
Net assets at beginning of period          176,856,444    218,565,601   1,699,121,533     85,890,387     82,029,038     172,085,602
                                         -------------   ------------  --------------   ------------   ------------   -------------
Net assets at end of period              $ 135,050,861   $194,730,836  $1,657,605,750   $ 78,877,465   $ 88,049,372   $ 157,581,658
                                         =============   ============  ==============   ============   ============   =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                            Goldman
                                             Global          Global          Sachs         Growth-        Growth        High-Yield
                                              Bond          Equities       Research         Income     Opportunities       Bond
                                           Portfolio       Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                         --------------  --------------  -------------  -------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (1,341,149)  $  (2,345,529)  $   (310,434)  $  (6,179,892) $   (350,349)  $  16,337,480

  Net realized gains (losses)                1,840,801      (9,735,269)      (452,197)     (7,391,728)   (1,343,051)        (42,031)
  Change in net unrealized appreciation
      (depreciation) of investments          1,528,680      29,668,494      2,839,184      79,200,692     1,940,025      16,988,950
                                         -------------   -------------   ------------   -------------  ------------   -------------
      Increase (decrease) in net
        assets from operations               2,028,332      17,587,696      2,076,553      65,629,072       246,625      33,284,399
                                         -------------   -------------   ------------   -------------  ------------   -------------

From capital transactions:
  Net proceeds from units sold                 646,437       1,597,499        188,739       5,057,889       208,988       1,484,808
  Cost of units redeemed                   (14,304,631)    (24,864,760)    (2,066,843)    (93,415,279)   (3,519,384)    (36,246,059)
  Annuity benefit payments                     (63,149)       (199,849)       (16,375)       (996,851)       (3,947)       (243,480)
  Net transfers                             (1,318,394)    (17,808,760)    (2,903,290)    (53,021,770)   (7,050,333)    (26,097,318)
  Contract maintenance charge                  (26,982)        (92,464)        (6,525)       (340,242)      (13,107)        (74,226)
                                         -------------   -------------   ------------   -------------  ------------   -------------
      Increase (decrease) in net assets
        from capital transactions          (15,066,719)    (41,368,334)    (4,804,294)   (142,716,253)  (10,377,783)    (61,176,275)
                                         -------------   -------------   ------------   -------------  ------------   -------------

Increase (decrease) in net assets          (13,038,387)    (23,780,638)    (2,727,741)    (77,087,181)  (10,131,158)    (27,891,876)
Net assets at beginning of period           95,804,408     209,702,594     21,703,835     776,995,860    28,319,772     263,751,824
                                         -------------   -------------   ------------   -------------  ------------   -------------
Net assets at end of period              $  82,766,021   $ 185,921,956   $ 18,976,094   $ 699,908,679  $ 18,188,614   $ 235,859,948
                                         =============   =============   ============   =============  ============   =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                          MFS
                                          International  International               Massachusetts      MFS
                                          Diversified       Growth        Marsico       Investors      Mid-Cap         MFS
                                            Equities       & Income        Growth         Trust         Growth     Total Return
                                           Portfolio       Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                          -------------  -------------   ---------   -------------    ---------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    711,281   $   (551,494)  $(1,017,659)  $ (1,447,777) $ (2,394,069)  $ (7,178,300)

  Net realized gains (losses)               (6,462,495)     1,952,582     2,412,868     (8,579,019)  (23,421,568)     5,915,538
  Change in net unrealized appreciation
      (depreciation) of investments         25,356,231     33,572,260     4,049,930     28,005,585    42,633,763     50,149,228
                                          ------------   ------------   -----------   ------------  ------------   ------------
      Increase (decrease) in net
        assets from operations              19,605,017     34,973,348     5,445,139     17,978,789    16,818,126     48,886,466
                                          ------------   ------------   -----------   ------------  ------------   ------------

From capital transactions:
  Net proceeds from units sold                 875,646      1,051,874       459,338      1,198,329     1,316,971      6,151,514
  Cost of units redeemed                   (24,371,600)   (22,297,004)   (6,542,624)   (24,517,936)  (17,705,208)   (65,796,860)
  Annuity benefit payments                    (120,276)      (133,799)         (769)      (195,675)      (85,575)      (292,303)
  Net transfers                             (1,607,240)    11,021,453    (8,438,859)   (12,529,507)   (7,413,321)    13,921,148
  Contract maintenance charge                  (57,893)       (77,623)      (22,634)       (92,573)      (77,797)      (192,395)
                                          ------------   ------------   -----------   ------------  ------------   ------------
      Increase (decrease) in net assets
        from capital transactions          (25,281,363)   (10,435,099)  (14,545,548)   (36,137,362)  (23,964,930)   (46,208,896)
                                          ------------   ------------   -----------   ------------  ------------   ------------

Increase (decrease) in net assets           (5,676,346)    24,538,249    (9,100,409)   (18,158,573)   (7,146,804)     2,677,570
Net assets at beginning of period          157,610,826    193,131,037    74,743,943    210,872,350   161,264,715    544,742,108
                                          ------------   ------------   -----------   ------------  ------------   ------------
Net assets at end of period               $151,934,480   $217,669,286   $65,643,534   $192,713,777  $154,117,911   $547,419,678
                                          ============   ============   ===========   ============  ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                               Putnam
                                               Growth:         Real          SunAmerica                    Telecom      Worldwide
                                               Voyager        Estate          Balanced     Technology      Utility     High Income
                                              Portfolio      Portfolio        Portfolio    Portfolio      Portfolio     Portfolio
                                              (Class 1)      (Class 1)        (Class 1)    (Class 1)      (Class 1)     (Class 1)
                                           -------------   -------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (2,970,004)  $   1,507,271   $   (121,235)  $   (489,828)  $  1,295,838   $ 3,266,480

   Net realized gains (losses)               (19,957,824)      7,530,471     (7,643,863)    (2,456,939)    (2,212,348)   (3,317,982)
   Change in net unrealized appreciation
     (depreciation) of investments            29,021,142      26,916,949     16,737,225        (19,873)     6,358,895     5,061,404
                                           -------------   -------------   ------------   ------------   ------------  ------------
      Increase (decrease) in net assets
       from operations                         6,093,314      35,954,691      8,972,127     (2,966,640)     5,442,385     5,009,902
                                           -------------   -------------   ------------   ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                1,965,506       1,003,288      1,379,575        481,816        241,929       349,020
   Cost of units redeemed                    (25,084,172)    (17,346,161)   (22,516,093)    (4,385,680)    (4,750,626)  (11,713,423)
   Annuity benefit payments                     (209,024)       (102,049)      (160,231)       (17,424)       (42,214)      (55,988)
   Net transfers                             (21,642,982)     10,239,108    (14,478,125)    (9,949,993)       325,007    (1,376,092)
   Contract maintenance charge                  (133,613)        (45,436)      (115,633)       (16,071)       (18,525)      (27,622)
                                           -------------   -------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets
       from capital transactions             (45,104,285)     (6,251,250)   (35,890,507)   (13,887,352)    (4,244,429)  (12,824,105)
                                           -------------   -------------   ------------   ------------   -----------   ------------

Increase (decrease) in net assets            (39,010,971)     29,703,441    (26,918,380)   (16,853,992)     1,197,956    (7,814,203)
Net assets at beginning of period            237,882,292     122,416,709    207,974,333     43,437,344     39,854,376    76,886,755
                                           -------------   -------------   ------------   ------------   ------------   -----------
Net assets at end of period                $ 198,871,321   $ 152,120,150   $181,055,953   $ 26,583,352   $ 41,052,332  $ 69,072,552
                                           =============   =============   ============   ============   ============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                                       Davis
                                         Aggressive       Alliance      Blue Chip        Cash        Corporate        Venture
                                           Growth         Growth         Growth       Management        Bond           Value
                                          Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                        -------------  -------------  -------------  -------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)          $   (182,170)  $   (861,856)  $   (177,182)  $   (469,495)  $  1,778,140   $  (1,332,169)

  Net realized gains (losses)                427,601        237,704        198,575       (463,548)       416,408       2,267,282
  Change in net unrealized appreciation
      (depreciation) of investments        1,334,522      4,562,412        369,170        473,538        289,345      18,770,813
                                        ------------   ------------   ------------   ------------   ------------   -------------
      Increase (decrease) in net assets
        from operations                    1,579,953      3,938,260        390,563       (459,505)     2,483,893      19,705,926
                                        ------------   ------------   ------------   ------------   ------------   -------------

From capital transactions:
  Net proceeds from units sold               805,817      8,085,877      1,002,826     12,536,038      6,093,218      23,079,702
  Cost of units redeemed                    (537,352)    (3,106,792)      (688,490)    (9,392,500)    (3,311,687)     (9,311,605)
  Annuity benefit payments                         0              0              0              0              0               0
  Net transfers                             (673,758)       951,912       (185,294)    (1,932,733)     2,023,850      11,595,758
  Contract maintenance charge                 (2,487)       (15,259)        (2,590)        (9,861)        (7,147)        (31,758)
                                        ------------   ------------   ------------   ------------   ------------   -------------
      Increase (decrease) in net assets
        from capital transactions           (407,780)     5,915,738        126,452      1,200,944      4,798,234      25,332,097
                                        ------------   ------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets          1,172,173      9,853,998        517,015        741,439      7,282,127      45,038,023
Net assets at beginning of period         11,789,546     59,042,861     11,770,970     47,588,977     46,911,728     151,609,252
                                        ------------   ------------   ------------   ------------   ------------   -------------
Net assets at end of period             $ 12,961,719   $ 68,896,859   $ 12,287,985   $ 48,330,416   $ 54,193,855   $ 196,647,275
                                        ============   ============   ============   ============   ============   =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                        Federated
                                          "Dogs" of       Emerging      American        Foreign         Global        Global
                                         Wall Street       Markets       Leaders         Value           Bond        Equities
                                          Portfolio       Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                          (Class 2)       (Class 2)     (Class 2)      (Class 2)       (Class 2)     (Class 2)
                                         ------------  -------------  -------------  -------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    147,087  $     (53,176) $    (42,169)   $   (117,705)  $   (207,448) $   (160,713)

  Net realized gains (losses)                 288,416        430,471       390,141       1,575,903        289,849       329,599
  Change in net unrealized appreciation
      (depreciation) of investments           989,889      1,676,400     1,183,730       6,824,284        196,037       840,239
                                         ------------  -------------  ------------    ------------   ------------  ------------
      Increase (decrease) in net assets
        from operations                     1,425,392      2,053,695     1,531,702       8,282,482        278,438     1,009,125
                                         ------------  -------------  ------------    ------------   ------------  ------------

From capital transactions:
  Net proceeds from units sold              2,120,972      1,013,152     1,394,579      15,400,948      2,260,688       540,457
  Cost of units redeemed                     (647,674)      (727,821)   (1,056,471)     (1,518,241)      (825,518)     (781,950)
  Annuity benefit payments                          0              0             0               0              0             0
  Net transfers                               279,017      3,590,152       665,143       8,683,311       (114,928)   (1,523,047)
  Contract maintenance charge                  (3,477)        (2,428)       (4,115)         (6,015)        (2,083)       (2,361)
                                         ------------  -------------  ------------    ------------   ------------  ------------
      Increase (decrease) in net assets
        from capital transactions           1,748,838      3,873,055       999,136      22,560,003      1,318,159    (1,766,901)
                                         ------------  -------------  ------------    ------------   ------------  ------------

Increase (decrease) in net assets           3,174,230      5,926,750     2,530,838      30,842,485      1,596,597      (757,776)
Net assets at beginning of period          17,206,833      7,238,116    18,192,720      27,397,014     12,385,013    12,131,779
                                         ------------  -------------  ------------    ------------   ------------  ------------
Net assets at end of period              $ 20,381,063  $  13,164,866  $ 20,723,558    $ 58,239,499   $ 13,981,610  $ 11,374,003
                                         ============  =============  ============    ============   ============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                           Goldman                                                    International  International
                                            Sachs          Growth-        Growth        High-Yield     Diversified      Growth
                                          Research         Income      Opportunities       Bond         Equities       & Income
                                          Portfolio       Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                         -------------  ------------   --------------  ------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (91,288)   $   (412,818)  $    (95,341)   $  2,745,713   $    262,708   $   (100,869)

  Net realized gains (losses)                112,753         714,141        165,079       1,346,233        487,405        995,107
  Change in net unrealized appreciation
      (depreciation) of investments          587,686       3,329,089        129,088       1,439,844      4,869,649      4,062,091
                                         -----------    ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net assets
        from operations                      609,151       3,630,412        198,826       5,531,790      5,619,762      4,956,329
                                         -----------    ------------   ------------    ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold               246,399       1,753,220        561,069       2,956,646     11,660,553      2,101,904
  Cost of units redeemed                    (218,051)     (2,454,377)      (208,682)     (3,425,252)    (1,380,333)    (1,495,460)
  Annuity benefit payments                         0               0              0               0              0              0
  Net transfers                             (112,444)     (3,253,314)      (936,443)     (2,138,330)     5,214,760      2,118,620
  Contract maintenance charge                 (1,145)         (8,746)        (1,577)         (5,145)        (5,791)        (4,058)
                                         -----------    ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net assets
        from capital transactions            (85,241)     (3,963,217)      (585,633)     (2,612,081)    15,489,189      2,721,006
                                         -----------    ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets            523,910        (332,805)      (386,807)      2,919,709     21,108,951      7,677,335
Net assets at beginning of period          5,620,344      41,110,089      6,367,640      38,009,272     24,319,719     23,959,350
                                         -----------    ------------   ------------    ------------   ------------   ------------
Net assets at end of period              $ 6,144,254    $ 40,777,284   $  5,980,833    $ 40,928,981   $ 45,428,670   $ 31,636,685
                                         ===========    ============   ============    ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                            MFS
                                                        Massachusetts      MFS                         Putnam
                                            Marsico       Investors       Mid-Cap       MFS Total      Growth:         Real
                                            Growth         Trust         Growth         Return         Voyager        Estate
                                          Portfolio       Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                         ------------   -------------  ------------  -------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (644,472)  $   (226,195)  $   (782,939) $  (1,971,191)  $  (151,055)  $    283,464

  Net realized gains (losses)                 880,253        324,285        712,771      1,468,665       146,200      1,355,724
  Change in net unrealized appreciation
      (depreciation) of investments         3,614,729      2,426,545      5,719,840     13,393,321       281,582      5,720,305
                                         ------------   ------------   ------------  -------------   -----------   ------------
      Increase (decrease) in net assets
        from operations                     3,850,510      2,524,635      5,649,672     12,890,795       276,727      7,359,493
                                         ------------   ------------   ------------  -------------   -----------   ------------

From capital transactions:
  Net proceeds from units sold              4,363,657      2,847,418      5,209,074      7,197,023       274,604      2,661,984
  Cost of units redeemed                   (2,808,631)    (1,381,166)    (2,387,718)    (8,485,316)     (535,552)    (1,342,080)
  Annuity benefit payments                          0              0              0              0             0              0
  Net transfers                               (26,545)      (402,350)       (23,032)       146,231    (1,448,885)     1,533,150
  Contract maintenance charge                  (6,791)        (4,891)       (10,047)       (26,153)       (2,132)        (4,486)
                                         ------------   ------------   ------------  -------------   -----------   ------------
      Increase (decrease) in net assets
        from capital transactions           1,521,690      1,059,011      2,788,277     (1,168,215)   (1,711,965)     2,848,568
                                         ------------   ------------   ------------  -------------   -----------   ------------

Increase (decrease) in net assets           5,372,200      3,583,646      8,437,949     11,722,580    (1,435,238)    10,208,061
Net assets at beginning of period          39,773,101     24,977,766     46,004,828    138,569,295    10,831,524     22,054,813
                                         ------------   ------------   ------------  -------------   -----------   ------------
Net assets at end of period              $ 45,145,301   $ 28,561,412   $ 54,442,777  $ 150,291,875   $ 9,396,286   $ 32,262,874
                                         ============   ============   ============  =============   ===========   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                         Small & Mid    SunAmerica                     Telecom       Worldwide     Aggressive
                                          Cap Value      Balanced      Technology      Utility      High Income      Growth
                                          Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 3)
                                        -------------  ------------   ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)          $   (358,060)  $    (46,313)  $   (162,537)  $    89,280    $   320,663   $   (68,634)

  Net realized gains (losses)              1,821,606        147,513          9,714        (5,603)        93,873       141,552
  Change in net unrealized appreciation
      (depreciation) of investments        4,373,031        919,540       (438,834)      295,207         97,532       670,695
                                        ------------   ------------   ------------   -----------    -----------   -----------
      Increase (decrease) in net assets
        from operations                    5,836,577      1,020,740       (591,657)      378,884        512,068       743,613
                                        ------------   ------------   ------------   -----------    -----------   -----------

From capital transactions:
  Net proceeds from units sold            10,640,602      1,352,851        993,793       233,214      1,321,145     2,507,144
  Cost of units redeemed                  (1,457,928)    (1,349,394)      (829,771)     (212,207)      (470,223)     (161,304)
  Annuity benefit payments                         0              0              0             0              0             0
  Net transfers                            9,631,518       (651,507)      (334,109)      502,479         32,191     1,299,269
  Contract maintenance charge                 (4,002)        (4,886)        (2,461)         (606)        (1,061)         (757)
                                        ------------   ------------   ------------   -----------    -----------   -----------
      Increase (decrease) in net assets
        from capital transactions         18,810,190       (652,936)      (172,548)      522,880        882,052     3,644,352
                                        ------------   ------------   ------------   -----------    -----------   -----------

Increase (decrease) in net assets         24,646,767        367,804       (764,205)      901,764      1,394,120     4,387,965
Net assets at beginning of period         21,094,074     21,674,122     11,093,203     2,314,354      6,035,724     2,800,069
                                        ------------   ------------   ------------   -----------    -----------   -----------
Net assets at end of period             $ 45,740,841   $ 22,041,926   $ 10,328,998   $ 3,216,118    $ 7,429,844   $ 7,188,034
                                        ============   ============   ============   ===========    ===========   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                          Davis
                                            Alliance       Blue Chip         Cash        Corporate       Venture       "Dogs" of
                                             Growth         Growth        Management        Bond          Value       Wall Street
                                           Portfolio       Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                           (Class 3)       (Class 3)      (Class 3)      (Class 3)       (Class 3)     (Class 3)
                                          ------------    -----------   -------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $   (639,252)   $   (96,724)  $    (814,861)  $  2,523,806   $  (1,035,699) $     96,194

  Net realized gains (losses)                   18,291         52,106        (352,376)         2,420         352,102       127,214
  Change in net unrealized appreciation
    (depreciation) of investments            4,927,743        314,221         317,633        323,810      19,334,788       558,655
                                          ------------    -----------   -------------   ------------   -------------  ------------
    Increase (decrease) in net assets
    from operations                          4,306,782        269,603        (849,604)     2,850,036      18,651,191       782,063
                                          ------------    -----------   -------------   ------------   -------------  ------------

From capital transactions:
  Net proceeds from units sold              31,873,203      5,338,725      70,855,200     39,889,478      92,539,543     4,353,263
  Cost of units redeemed                    (1,941,316)      (251,469)    (15,962,562)    (2,605,268)     (6,742,282)     (308,982)
  Annuity benefit payments                           0              0               0              0               0             0
  Net transfers                             11,162,844       (901,327)     (6,666,923)    17,295,685      40,161,463     1,911,155
  Contract maintenance charge                   (5,485)          (795)         (8,324)        (4,031)        (15,527)       (1,067)
                                          ------------    -----------   -------------   ------------   -------------  ------------
    Increase (decrease) in net assets
    from capital transactions               41,089,246      4,185,134      48,217,391     54,575,864     125,943,197     5,954,369
                                          ------------    -----------   -------------   ------------   -------------  ------------

Increase (decrease) in net assets           45,396,028      4,454,737      47,367,787     57,425,900     144,594,388     6,736,432
Net assets at beginning of period           23,808,041      3,458,941      59,067,143     27,041,585      75,447,791     5,941,636
                                          ------------    -----------   -------------   ------------   -------------  ------------
Net assets at end of period               $ 69,204,069    $ 7,913,678   $ 106,434,930   $ 84,467,485   $ 220,042,179  $ 12,678,068
                                          ============    ===========   =============   ============   =============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (Continued)

                                                                Federated                                                  Goldman
                                                 Emerging       American        Foreign         Global         Global       Sachs
                                                  Markets        Leaders         Value           Bond        Equities     Research
                                                 Portfolio      Portfolio      Portfolio       Portfolio     Portfolio    Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)       (Class 3)     (Class 3)    (Class 3)
                                               -------------  -------------  --------------   ------------  ------------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)               $    (30,393)  $     12,912   $    (245,024)  $   (188,870)  $   (76,351)  $  (7,697)

    Net realized gains (losses)                     129,973         86,242       3,593,727        196,617        60,560       5,729
    Change in net unrealized appreciation
     (depreciation) of investments                1,392,882      1,938,823      18,969,116        243,590       581,306      68,101
                                               ------------   ------------   -------------   ------------   -----------   ---------
     Increase (decrease) in net assets from
      operations                                  1,492,462      2,037,977      22,317,819        251,337       565,515      66,133
                                               ------------   ------------   -------------   ------------   -----------   ---------

From capital transactions:
    Net proceeds from units sold                  4,394,618     15,036,213      67,795,495      7,565,015     3,462,546     465,515
    Cost of units redeemed                         (418,449)      (611,564)     (5,107,739)      (727,549)     (175,208)     (3,435)
    Annuity benefit payments                              0              0               0              0             0           0
    Net transfers                                 3,345,276      7,218,461      34,844,043      2,308,316       565,612     255,913
    Contract maintenance charge                        (553)        (1,878)        (14,201)        (1,121)         (571)        (44)
                                               ------------   ------------   -------------   ------------   -----------   ---------
     Increase (decrease) in net assets from
      capital transactions                        7,320,892     21,641,232      97,517,598      9,144,661     3,852,379     717,949
                                               ------------   ------------   -------------   ------------   -----------   ---------

Increase (decrease) in net assets                 8,813,354     23,679,209     119,835,417      9,395,998     4,417,894     784,082
Net assets at beginning of period                 2,493,972      7,744,918      51,821,309      7,261,358     2,782,623     187,086
                                               ------------   ------------   -------------   ------------   -----------   ---------
Net assets at end of period                    $ 11,307,326   $ 31,424,127   $ 171,656,726   $ 16,657,356   $ 7,200,517   $ 971,168
                                               ============   ============   =============   ============   ===========   =========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (continued)

                                                                                         International  International
                                                Growth-       Growth       High-Yield     Diversified      Growth         Marsico
                                                Income     Opportunities      Bond         Equities        & Income       Growth
                                               Portfolio     Portfolio      Portfolio     Portfolio       Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)     (Class 3)       (Class 3)      (Class 3)
                                             ------------  --------------  ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  (136,901)  $     (48,548)  $ 2,795,585   $    522,509   $    (64,030)  $   (273,160)

      Net realized gains (losses)                275,385          17,906       916,089        401,484        473,657        151,923
      Change in net unrealized appreciation
          (depreciation) of investments        1,371,533         150,957     1,591,032     10,753,951      4,419,751      2,141,672
                                             -----------   -------------   -----------   ------------   ------------   ------------
          Increase (decrease) in net assets
            from operations                    1,510,017         120,315     5,302,706     11,677,944      4,829,378      2,020,435
                                             -----------   -------------   -----------   ------------   ------------   ------------

From capital transactions:
      Net proceeds from units sold             4,789,603       1,828,349    15,804,493     47,229,192      9,232,209      6,712,062
      Cost of units redeemed                    (653,306)        (80,915)   (6,135,856)    (3,181,647)    (1,083,735)      (589,017)
      Annuity benefit payments                         0               0             0              0              0              0
      Net transfers                            3,882,427        (109,329)    2,552,830     11,307,592      9,125,327      2,673,359
      Contract maintenance charge                 (1,518)           (534)       (2,941)        (8,631)        (2,232)        (2,231)
                                             -----------   -------------   -----------   ------------   ------------   ------------
          Increase (decrease) in net assets
            from capital transactions          8,017,206       1,637,571    12,218,526     55,346,506     17,271,569      8,794,173
                                             -----------   -------------   -----------   ------------   ------------   ------------

Increase (decrease) in net assets              9,527,223       1,757,886    17,521,232     67,024,450     22,100,947     10,814,608
Net assets at beginning of period              9,251,442       1,887,938    26,197,749     34,195,694     13,093,660     12,352,523
                                             -----------   -------------   -----------   ------------   ------------   ------------
Net assets at end of period                  $18,778,665   $   3,645,824   $43,718,981   $101,220,144   $ 35,194,607   $ 23,167,131
                                             ===========   =============   ===========   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (continued)

                                                  MFS
                                             Massachusetts      MFS                        Putnam
                                               Investors      Mid-Cap       MFS Total      Growth:        Real       Small & Mid
                                                 Trust         Growth        Return        Voyager       Estate       Cap Value
                                               Portfolio     Portfolio      Portfolio     Portfolio    Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             -------------  ------------  -------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (198,253)  $  (652,547)  $ (1,221,625)  $  (40,928)  $   258,484   $   (827,339)

      Net realized gains (losses)                  91,385       783,284        311,822       73,358       460,667      3,702,004
      Change in net unrealized appreciation
          (depreciation) of investments         2,987,956     4,933,051     10,436,953       89,282     5,150,915     10,998,819
                                             ------------   -----------   ------------   ----------   -----------   ------------
          Increase (decrease) in net assets
            from operations                     2,881,088     5,063,788      9,527,150      121,712     5,870,066     13,873,484
                                             ------------   -----------   ------------   ----------   -----------   ------------

From capital transactions:
      Net proceeds from units sold             12,606,132    22,218,455     55,930,817    1,097,801    13,009,170     43,840,705
      Cost of units redeemed                   (1,378,930)   (1,756,385)    (4,972,220)     (94,049)     (847,633)    (3,261,988)
      Annuity benefit payments                          0             0              0            0             0              0
      Net transfers                             4,441,820     2,419,802     20,517,923     (283,766)    2,046,804     30,074,043
      Contract maintenance charge                  (3,050)       (5,665)       (13,588)        (539)       (2,261)       (10,666)
                                             ------------   -----------   ------------   ----------   -----------   ------------
          Increase (decrease) in net assets
            from capital transactions          15,665,972    22,876,207     71,462,932      719,447    14,206,080     70,642,094
                                             ------------   -----------   ------------   ----------   -----------   ------------

Increase (decrease) in net assets              18,547,060    27,939,995     80,990,082      841,159    20,076,146     84,515,578
Net assets at beginning of period              14,918,833    26,634,953     51,426,805    2,371,873     9,535,274     34,616,193
                                             ------------   -----------   ------------   ----------   -----------   ------------
Net assets at end of period                  $ 33,465,893   $54,574,948   $132,416,887   $3,213,032   $29,611,420   $119,131,771
                                             ============   ===========   ============   ==========   ===========   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (continued)

                                              SunAmerica                 Telecom    Worldwide                    Emerging
                                               Balanced    Technology    Utility   High Income     Comstock       Growth
                                              Portfolio     Portfolio   Portfolio   Portfolio      Portfolio    Portfolio
                                              (Class 3)     (Class 3)   (Class 3)   (Class 3)     (Class II)    (Class II)
                                             ------------  -----------  ---------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (7,864)  $ (104,847)  $  2,111   $   45,873   $ (1,771,026)  $  (414,446)

      Net realized gains (losses)                 47,268       (8,729)       684      (29,674)     1,787,521       273,622
      Change in net unrealized appreciation
          (depreciation) of investments          515,665      (22,714)     6,852       15,023     32,225,072     1,498,133
                                             -----------   ----------   --------   ----------   ------------   -----------
          Increase (decrease) in net assets
            from operations                      555,069     (136,290)     9,647       31,222     32,241,567     1,357,309
                                             -----------   ----------   --------   ----------   ------------   -----------

From capital transactions:
      Net proceeds from units sold             5,456,672    3,837,936     45,447      263,002     43,590,243     3,582,578
      Cost of units redeemed                    (635,007)    (383,439)      (389)    (471,524)   (11,776,051)   (1,399,324)
      Annuity benefit payments                         0            0          0            0         (6,243)            0
      Net transfers                            1,040,055      422,540    (13,845)     641,052     49,038,129       473,652
      Contract maintenance charge                 (1,446)      (1,097)         0            0        (51,508)       (7,320)
                                             -----------   ----------   --------   ----------   ------------   -----------
          Increase (decrease) in net assets
            from capital transactions          5,860,274    3,875,940     31,213      432,530     80,794,570     2,649,586
                                             -----------   ----------   --------   ----------   ------------   -----------

Increase (decrease) in net assets              6,415,343    3,739,650     40,860      463,752    113,036,137     4,006,895
Net assets at beginning of period              5,614,623    5,131,029     44,646      453,299    155,970,767    25,259,965
                                             -----------   ----------   --------   ----------   ------------   -----------
Net assets at end of period                  $12,029,966   $8,870,679   $ 85,506   $  917,051   $269,006,904   $29,266,860
                                             ===========   ==========   ========   ==========   ============   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                  (continued)

                                              Growth and                    Conservative   Conservative     Equity       Flexible
                                               Income         Balanced        Balanced         Growth       Income        Income
                                              Portfolio       Portfolio       Portfolio      Portfolio       Fund        Portfolio
                                              (Class II)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             -------------  --------------  -------------  -------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $ (1,871,806)  $     455,347   $     68,982   $   (100,844)  $    55,920   $   603,272

      Net realized gains (losses)               1,131,348       1,095,930        215,521        973,324       325,653       351,265
      Change in net unrealized appreciation
          (depreciation) of investments        28,194,738       9,752,704        603,955      5,691,104     2,730,849       642,120
                                             ------------   -------------   ------------   ------------   -----------   -----------
          Increase (decrease) in net assets
            from operations                    27,454,280      11,303,981        888,458      6,563,584     3,112,422    1,596,657
                                             ------------   -------------   ------------   ------------   -----------   -----------

From capital transactions:
      Net proceeds from units sold             72,492,960       9,054,253        363,104      3,272,270       973,219     1,790,517
      Cost of units redeemed                  (12,134,382)    (11,176,289)      (972,254)    (4,340,531)   (1,207,363)   (3,876,419)
      Annuity benefit payments                     (1,701)              0              0              0             0             0
      Net transfers                            39,917,667      29,440,424      3,532,652      6,856,014     2,105,510     8,792,790
      Contract maintenance charge                 (45,149)        (24,256)        (2,038)       (16,445)       (3,795)       (6,635)
                                             ------------   -------------   ------------   ------------   -----------   -----------
          Increase (decrease) in net assets
            from capital transactions         100,229,395      27,294,132      2,921,464      5,771,308     1,867,571     6,700,253
                                             ------------   -------------   ------------   ------------   -----------   -----------

Increase (decrease) in net assets             127,683,675      38,598,113      3,809,922     12,334,892     4,979,993     8,296,910
Net assets at beginning of period             143,874,667     113,349,873     11,062,689     61,463,053    16,659,742    27,846,432
                                             ------------   -------------   ------------   ------------   -----------   ----------
Net assets at end of period                  $271,558,342   $ 151,947,986   $ 14,872,611   $ 73,797,945   $21,639,735   $36,143,342
                                             ============   =============   ============   ============   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                          International    Mid Cap        Money
                                                Growth      Growth & Income   Income         Growth         Stock        Market
                                                 Fund           Fund           Fund           Fund          Fund          Fund
                                               (Class 1)       (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               ----------   ---------------  ----------   -------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $  (24,968)    $   (37,316)   $  414,989     $  (1,116)   $     7,284   $   (23,763)

      Net realized gains (losses)                  17,081          86,496        64,130         4,831         48,998             0
      Change in net unrealized appreciation
       (depreciation) of investments              117,055         560,904      (109,331)       44,718        500,476             0
                                               ----------     -----------    ----------     ---------    -----------   -----------
          Increase (decrease) in net assets
           from operations                        109,168         610,084       369,788        48,433        556,758       (23,763)
                                               ----------     -----------    ----------     ---------    -----------   -----------

From capital transactions:
      Net proceeds from units sold                 33,297         389,915        96,383        41,582         97,337     1,878,347
      Cost of units redeemed                     (128,529)       (530,220)     (950,495)      (20,042)      (263,172)     (776,738)
      Annuity benefit payments                          0               0             0             0              0             0
      Net transfers                               158,794       1,188,221       364,468       260,443      1,843,958    (1,374,887)
      Contract maintenance charge                    (716)         (1,767)       (2,021)         (126)          (801)       (2,920)
                                               ----------     -----------    ----------     ---------    -----------   -----------
          Increase (decrease) in net assets
           from capital transactions               62,846       1,046,149      (491,665)      281,857      1,677,322      (276,198)
                                               ----------     -----------    ----------     ---------    -----------   -----------

Increase (decrease) in net assets                 172,014       1,656,233      (121,877)      330,290      2,234,080      (299,961)
Net assets at beginning of period               1,580,583       7,203,781     9,994,752       184,369      3,162,251     4,437,070
                                               ----------     -----------    ----------     ---------    -----------   -----------
Net assets at end of period                    $1,752,597     $ 8,860,014    $9,872,875     $ 514,659    $ 5,396,331   $ 4,137,109
                                               ==========     ===========    ==========     =========    ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                           Short Term      Small        Strategic        U.S.           West Coast
                                                 REIT        Income      Cap Growth      Growth        Government        Equity
                                                 Fund         Fund          Fund        Portfolio     Securities Fund     Fund
                                               (Class 1)    (Class 1)     (Class 1)     (Class 1)        (Class 1)      (Class 1)
                                               ---------   ----------   ------------   ------------   ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $     112    $ 103,289   $    (30,035)  $   (140,925)   $    395,534      $ (151,796)

      Net realized gains (losses)                  7,497      (15,472)        19,380        281,574         (83,564)        184,659
      Change in net unrealized appreciation
          (depreciation) of investments          101,980      (69,083)        60,442      1,677,325          32,967       1,417,070
                                               ---------   ----------   ------------   ------------    ------------    ------------
          Increase (decrease) in net assets
           from operations                       109,589       18,734         49,787      1,817,974         344,937       1,449,933
                                               ---------   ----------   ------------   ------------    ------------    ------------

From capital transactions:
      Net proceeds from units sold                93,640       60,636        198,195      1,772,176          89,562         756,914
      Cost of units redeemed                     (15,651)    (458,186)       (65,486)    (1,252,462)     (1,470,463)       (876,417)
      Annuity benefit payments                         0            0              0              0               0               0
      Net transfers                              431,818     (202,264)       491,386      3,191,187      (4,118,204)      2,425,160
      Contract maintenance charge                    (78)      (1,234)          (413)        (5,582)         (4,699)         (3,055)
                                               ---------   ----------   ------------   ------------    ------------    ------------
          Increase (decrease) in net assets
           from capital transactions             509,729     (601,048)       623,682      3,705,319      (5,503,804)      2,302,602
                                               ---------   ----------   ------------   ------------    ------------    ------------

Increase (decrease) in net assets                619,318     (582,314)       673,469      5,523,293      (5,158,867)      3,752,535
Net assets at beginning of period                    452    4,457,940      1,597,697     13,717,984      20,001,877      10,685,593
                                               ---------   ----------   ------------   ------------    ------------    ------------
Net assets at end of period                    $ 619,770   $3,875,626   $  2,271,166   $ 19,241,277    $ 14,843,010    $ 14,438,128
                                               =========   ==========   ============   ============    ============    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                            Conservative  Conservative
                                               Balanced       Balanced       Growth     Equity Income  Flexible Income    Growth
                                               Portfolio      Portfolio     Portfolio       Fund         Portfolio         Fund
                                               (Class 2)      (Class 2)     (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                             -------------  ------------  ------------  -------------  ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     136,635  $     38,844  $   (138,248)  $    (1,140)   $    790,380    $   (20,720)

      Net realized gains (losses)                  442,826        66,777       361,388       159,459         120,053         41,244
      Change in net unrealized appreciation
          (depreciation) of investments          8,399,383       682,289     3,950,319     2,158,390       1,446,316         55,370
                                             -------------  ------------  ------------   -----------    ------------    -----------
          Increase (decrease) in net assets
            from operations                      8,978,844       787,910     4,173,459     2,316,709       2,356,749         75,894
                                             -------------  ------------  ------------   -----------    ------------    -----------

From capital transactions:
      Net proceeds from units sold              19,007,219     3,018,425    10,476,078     1,834,555       6,303,463        188,292
      Cost of units redeemed                    (7,077,568)     (780,255)   (2,200,405)     (801,939)     (2,788,597)      (278,849)
      Annuity benefit payments                           0             0             0             0               0              0
      Net transfers                             32,795,557     5,228,759     8,038,160     4,894,639      23,285,069         67,986
      Contract maintenance charge                  (21,085)       (2,288)       (8,429)       (2,824)        (11,690)          (357)
                                             -------------  ------------  ------------   -----------    ------------    -----------
          Increase (decrease) in net assets
            from capital transactions           44,704,123     7,464,641    16,305,404     5,924,431      26,788,245        (22,928)
                                             -------------  ------------  ------------   -----------    ------------    -----------

Increase (decrease) in net assets               53,682,967     8,252,551    20,478,863     8,241,140      29,144,994         52,966
Net assets at beginning of period               77,198,534     6,800,644    29,733,408    10,218,103      32,623,129      1,210,182
                                             -------------  ------------  ------------   -----------    ------------    -----------
Net assets at end of period                  $ 130,881,501  $ 15,053,195  $ 50,212,271   $18,459,243    $ 61,768,123    $ 1,263,148
                                             =============  ============  ============   ===========    ============    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                             International    Mid Cap        Money
                                             Growth & Income     Income         Growth         Stock        Market        REIT
                                                  Fund            Fund           Fund          Fund          Fund         Fund
                                                (Class 2)      (Class 2)       (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                             ---------------  ------------   -------------  -----------   -----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $   (22,053)   $    945,810     $  (1,002)   $   (29,518)  $   (34,657)  $    (377)

      Net realized gains (losses)                   51,066          40,005         1,360         56,682             0       6,863
      Change in net unrealized appreciation
          (depreciation) of investments            181,428        (201,399)       23,538        229,285             0      21,941
                                               -----------    ------------     ---------    -----------   -----------   ---------
          Increase (decrease) in net assets
           from operations                         210,441         784,416        23,896        256,449       (34,657)     28,427
                                               -----------    ------------     ---------    -----------   -----------   ---------

From capital transactions:
      Net proceeds from units sold                 272,978         845,942        28,732        254,665     3,760,798      79,963
      Cost of units redeemed                      (447,733)     (1,733,494)       (3,005)      (160,068)     (364,453)     (3,622)
      Annuity benefit payments                           0               0             0              0             0           0
      Net transfers                                633,286       2,140,705        47,738        695,371    (1,061,514)     87,847
      Contract maintenance charge                     (818)         (5,071)          (28)          (399)       (1,547)        (62)
                                               -----------    ------------     ---------    -----------   -----------   ---------
          Increase (decrease) in net assets
           from capital transactions               457,713       1,248,082        73,437        789,569     2,333,284     164,126
                                               -----------    ------------     ---------    -----------   -----------   ---------

Increase (decrease) in net assets                  668,154       2,032,498        97,333      1,046,018     2,298,627     192,553
Net assets at beginning of period                2,685,128      21,031,226       161,536      1,513,958     3,070,680         302
                                               -----------    ------------     ---------    -----------   -----------   ---------
Net assets at end of period                    $ 3,353,282    $ 23,063,724     $ 258,869    $ 2,559,976   $ 5,369,307   $ 192,855
                                               ===========    ============     =========    ===========   ===========   =========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                                                        Nations
                                             Short Term       Small       Strategic         U.S.        West Coast       Asset
                                               Income      Cap Growth       Growth       Government       Equity      Allocation
                                                Fund          Fund        Portfolio    Securities Fund     Fund        Portfolio
                                              (Class 2)     (Class 2)     (Class 2)       (Class 2)      (Class 2)     (Class B)
                                             -----------   -----------   ------------  ---------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   175,804   $   (18,903)  $   (109,406)   $    289,202   $  (100,016)  $    (1,506)

      Net realized gains (losses)                (33,019)       21,824        135,193         (78,675)      122,259        18,384
      Change in net unrealized appreciation
          (depreciation) of investments         (141,240)       (9,117)     1,311,798          42,235       717,715        72,436
                                             -----------   -----------   ------------    ------------   -----------   -----------
          Increase (decrease) in net assets
            from operations                        1,545        (6,196)     1,337,585         252,762       739,958        89,314
                                             -----------   -----------   ------------    ------------   -----------   -----------

From capital transactions:
      Net proceeds from units sold               113,290       130,485      3,696,418           5,021       650,396        95,974
      Cost of units redeemed                    (532,268)     (261,782)      (351,259)       (711,966)     (702,723)     (168,785)
      Annuity benefit payments                         0             0              0               0             0             0
      Net transfers                            1,208,904       275,593      2,494,722      (3,001,126)    2,218,121       191,647
      Contract maintenance charge                 (1,844)         (244)        (2,321)         (6,454)       (1,808)         (267)
                                             -----------   -----------   ------------    ------------   -----------   -----------
          Increase (decrease) in net assets
            from capital transactions            788,082       144,052      5,837,560      (3,714,525)    2,163,986       118,569
                                             -----------   -----------   ------------    ------------   -----------   -----------

Increase (decrease) in net assets                789,627       137,856      7,175,145      (3,461,763)    2,903,944       207,883
Net assets at beginning of period              6,143,271     1,031,091      7,660,858      16,176,032     5,171,578     1,283,500
                                             -----------   -----------   ------------    ------------   -----------   -----------
Net assets at end of period                  $ 6,932,898   $ 1,168,947   $ 14,836,003    $ 12,714,269   $ 8,075,522   $ 1,491,383
                                             ===========   ===========   ============    ============   ===========   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                             Nations                                      Nations
                                                Nations        Nations       Marsico         Nations       Nations        Marsico
                                              High Yield    International    Focused         Marsico       Marsico     International
                                                 Bond           Value        Equities        Growth      21st Century  Opportunities
                                               Portfolio      Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                               (Class B)      (Class B)     (Class B)       (Class B)     (Class B)      (Class B)
                                             ------------   -------------  ------------   ------------   ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)             $  1,252,262   $     (9,470)  $   (535,555)  $    (77,824)  $    (16,984) $    (43,150)

    Net realized gains (losses)                 1,199,910        890,669        406,343        118,133         53,408        83,391
    Change in net unrealized appreciation
        (depreciation) of investments            (277,022)       497,142      4,331,322        581,819        190,616       559,858
                                             ------------   ------------   ------------   ------------   ------------  ------------
        Increase (decrease) in net assets
          from operations                       2,175,150      1,378,341      4,202,110        622,128        227,040       600,099
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions:
    Net proceeds from units sold                7,966,024        106,860     14,629,460        959,344         52,547     1,485,502
    Cost of units redeemed                     (1,225,497)      (420,417)    (1,473,047)      (290,757)       (26,917)     (200,276)
    Annuity benefit payments                            0              0              0              0              0             0
    Net transfers                               1,404,932       (436,550)     5,406,480        698,456        125,705     1,057,377
    Contract maintenance charge                    (1,902)        (1,071)        (3,970)          (677)          (176)         (483)
                                             ------------   ------------   ------------   ------------   ------------  ------------
        Increase (decrease) in net assets
          from capital transactions             8,143,557       (751,178)    18,558,923      1,366,366        151,159     2,342,120
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              10,318,707        627,163     22,761,033      1,988,494        378,199     2,942,219
Net assets at beginning of period              16,287,265      7,229,153     23,341,858      4,062,084        920,735     2,283,113
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 26,605,972   $  7,856,316   $ 46,102,891   $  6,050,578   $  1,298,934  $  5,225,332
                                             ============   ============   ============   ============   ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                               Nations       Nations
                                               MidCap         Small         Nations        Asset          Global
                                               Growth        Company         Value       Allocation       Growth         Growth
                                             Portfolio      Portfolio      Portfolio        Fund           Fund           Fund
                                             (Class B)      (Class B)      (Class B)      (Class 2)      (Class 2)      (Class 2)
                                            ------------   ------------   ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)            $    (30,940)  $    (55,377)  $     (6,989) $     636,805  $  (1,392,744) $  (3,840,988)

    Net realized gains (losses)                   41,730         89,988         63,511        110,248        407,874        943,668
    Change in net unrealized appreciation
        (depreciation) of investments            200,469        258,238        552,812      5,478,034     18,296,083     37,042,578
                                            ------------   ------------   ------------  -------------  -------------  -------------
        Increase (decrease) in net assets
          from operations                        211,259        292,849        609,334      6,225,087     17,311,213     34,145,258
                                            ------------   ------------   ------------  -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold                 115,054        341,038      1,328,922      5,810,543     59,331,689    108,083,880
    Cost of units redeemed                      (258,609)      (334,992)      (466,137)    (5,321,041)    (6,038,488)   (14,772,004)
    Annuity benefit payments                           0              0              0              0              0         (6,628)
    Net transfers                               (111,432)       180,494        995,877     36,199,011     62,476,250    104,461,542
    Contract maintenance charge                     (302)          (382)          (676)       (34,736)       (24,229)       (68,953)
                                            ------------   ------------   ------------  -------------  -------------  -------------
        Increase (decrease) in net assets
          from capital transactions             (255,289)       186,158      1,857,986     36,653,777    115,745,222    197,697,837
                                            ------------   ------------   ------------  -------------  -------------  -------------

Increase (decrease) in net assets                (44,030)       479,007      2,467,320     42,878,864    133,056,435    231,843,095
Net assets at beginning of period              2,026,521      3,430,944      3,691,238     63,156,767     61,333,079    173,093,030
                                            ------------   ------------   ------------  -------------  -------------  -------------
Net assets at end of period                 $  1,982,491   $  3,909,951   $  6,158,558  $ 106,035,631  $ 194,389,514  $ 404,936,125
                                            ============   ============   ============  =============  =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                               Growth         Asset          Cash                        Growth-       High-Income
                                               Income       Allocation    Management      Growth          Income          Bond
                                                Fund          Fund          Fund           Fund            Fund           Fund
                                              (Class 2)     (Class 3)     (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                            -------------  ------------  ------------  -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)            $  (1,562,543) $  2,556,072  $    (29,441) $  (3,834,948)  $   4,546,113   $  5,590,773

    Net realized gains (losses)                 1,244,392    (1,810,757)     (721,053)   (28,596,826)    (17,747,418)    (2,913,528)
    Change in net unrealized appreciation
        (depreciation) of investments          32,399,996     4,743,987       637,440     77,359,789      56,405,679        746,292
                                            -------------  ------------  ------------  -------------   -------------   ------------
        Increase (decrease) in net assets
          from operation                       32,081,845     5,489,302      (113,054)    44,928,015      43,204,374      3,423,537
                                            -------------  ------------  ------------  -------------   -------------   ------------

From capital transactions:
    Net proceeds from units sold              123,238,504       994,292       154,489      3,717,044       4,196,224        471,170
    Cost of units redeemed                    (17,974,880)  (13,215,407)   (8,591,969)   (83,713,535)    (97,050,907)    (8,514,368)
    Annuity benefit payments                       (7,289)     (312,099)     (202,763)    (2,627,473)     (3,166,388)      (285,855)
    Net transfers                             123,575,120     3,952,197     4,976,518     (9,003,235)        311,003     (2,456,927)
    Contract maintenance charge                   (84,857)      (63,471)      (59,209)       (93,428)       (113,555)       (70,289)
                                            -------------  ------------  ------------  -------------   -------------   ------------
        Increase (decrease) in net assets
          from capital transactions           228,746,598    (8,644,488)   (3,722,934)   (91,720,627)    (95,823,623)   (10,856,269)
                                            -------------  ------------  ------------  -------------   -------------   ------------

Increase (decrease) in net assets             260,828,443    (3,155,186)   (3,835,988)   (46,792,612)    (52,619,249)    (7,432,732)
Net assets at beginning of period             206,073,341    84,126,831    23,692,911    559,902,919     587,583,397     52,459,226
                                            -------------  ------------  ------------  -------------   -------------   ------------
Net assets at end of period                 $ 466,901,784  $ 80,971,645  $ 19,856,923  $ 513,110,307   $ 534,964,148   $ 45,026,494
                                            =============  ============  ============  =============   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                         U.S.
                                                                                      Government/
                                                                                      AAA-Rated         Growth          Mid Cap
                                                                     International    Securities      and Income         Value
                                                                         Fund            Fund          Portfolio       Portfolio
                                                                       (Class 3)       (Class 3)      (Class VC)      (Class VC)
                                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $   1,199,705   $   4,279,643   $    (530,480)  $    (688,716)

    Net realized gains (losses)                                         (5,602,768)     (1,360,353)      1,608,128       1,827,429
    Change in net unrealized appreciation
        (depreciation) of investments                                   20,839,420      (2,014,911)     12,779,183      12,704,197
                                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets from operations               16,436,357         904,379      13,856,831      13,842,910
                                                                     -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold                                           995,802         259,960      32,272,142       3,424,342
    Cost of units redeemed                                             (19,397,007)     (8,860,929)     (4,894,473)     (4,217,468)
    Annuity benefit payments                                              (381,915)       (358,556)              0          (6,588)
    Net transfers                                                        1,647,723      (4,413,809)     36,983,831      40,830,869
    Contract maintenance charge                                            (79,894)        (67,318)        (28,482)        (21,447)
                                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets from capital transactions    (17,215,291)    (13,440,652)     64,333,018      40,009,708
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets                                         (778,934)    (12,536,273)     78,189,849      53,852,618
Net assets at beginning of period                                      113,895,501      55,586,852      74,869,034      39,325,869
                                                                     -------------   -------------   -------------   -------------
Net assets at end of period                                          $ 113,116,567   $ 43,050,579    $ 153,058,883   $  93,178,487
                                                                     =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                           Government
                                               Asset        Capital           and                         Natural         Asset
                                             Allocation   Appreciation    Quality Bond      Growth       Resources     Allocation
                                             Portfolio      Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)     (Class 1)      (Class 2)
                                           -------------  -------------   -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)           $   7,776,928  $ (12,511,840)  $  12,905,734  $  (3,283,850) $   (562,723) $    219,357

    Net realized gains (losses)               (7,554,395)   (74,572,649)     13,925,575    (23,475,085)    1,275,619       156,506
    Change in net unrealized appreciation
        (depreciation) of investments         73,331,039    304,059,180     (21,527,117)   110,698,338    26,740,924     1,526,360
                                           -------------  -------------   -------------  -------------  ------------  ------------
        Increase (decrease) in net assets
          from operations                     73,553,572    216,974,691       5,304,192     83,939,403    27,453,820     1,902,223
                                           -------------  -------------   -------------  -------------  ------------  ------------

From capital transactions:
    Net proceeds from units sold               1,648,028      6,452,014       5,231,442      2,647,950       446,488     3,289,166
    Cost of units redeemed                   (45,503,445)   (80,524,067)    (80,009,295)   (33,431,210)   (7,780,594)     (671,881)
    Annuity benefit payments                    (655,345)      (740,880)       (643,905)      (367,865)      (59,561)            0
    Net transfers                             (5,549,243)   (18,316,617)    (91,250,177)      (865,977)      299,011     2,162,137
    Contract maintenance charge                 (178,146)      (427,855)       (198,159)      (164,631)      (30,739)       (1,852)
                                           -------------  -------------   -------------  -------------  ------------  ------------
        Increase (decrease) in net assets
          from capital transactions          (50,238,151)   (93,557,405)   (166,870,094)   (32,181,733)   (7,125,395)    4,777,570
                                           -------------  -------------   -------------  -------------  ------------  ------------

Increase (decrease) in net assets             23,315,421    123,417,286    (161,565,902)    51,757,670    20,328,425     6,679,793
Net assets at beginning of period            383,026,126    788,499,972     630,595,043    327,038,132    69,713,852     6,038,100
                                           -------------  -------------   -------------  -------------  ------------  ------------
Net assets at end of period                $ 406,341,547  $ 911,917,258   $ 469,029,141  $ 378,795,802  $ 90,042,277  $ 12,717,893
                                           =============  =============   =============  =============  ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                            Government
                                               Capital         and                          Natural         Asset         Capital
                                             Appreciation   Quality Bond     Growth        Resources      Allocation   Appreciation
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 3)      (Class 3)
                                            -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)            $  (1,198,391) $   3,246,200  $    (469,787) $     (80,062) $      37,558  $   (386,062)

    Net realized gains (losses)                   (56,445)     1,091,296       (108,350)       291,136         20,152       168,384
    Change in net unrealized appreciation
        (depreciation) of investments          21,918,715     (3,635,961)    11,714,842      3,413,483        218,970     7,363,548
                                            -------------  -------------  -------------  -------------  -------------  ------------
        Increase (decrease) in net assets
          from operations                      20,663,879        701,535     11,136,705      3,624,557        276,680     7,145,870
                                            -------------  -------------  -------------  -------------  -------------  ------------

From capital transactions:
    Net proceeds from units sold               14,606,890     23,506,935     11,522,693      1,342,336      1,933,188    33,128,587
    Cost of units redeemed                     (3,917,574)    (9,548,147)    (1,724,052)      (346,973)       (49,509)   (1,345,461)
    Annuity benefit payments                            0              0              0              0              0             0
    Net transfers                              12,887,844     16,195,040      8,779,005      1,613,793        456,787    14,740,426
    Contract maintenance charge                   (17,477)       (21,111)        (7,617)        (1,943)           (47)       (1,293)
                                            -------------  -------------  -------------  -------------  -------------  ------------
        Increase (decrease) in net assets
          from capital transactions            23,559,683     30,132,717     18,570,029      2,607,213      2,340,419    46,522,259
                                            -------------  -------------  -------------  -------------  -------------  ------------

Increase (decrease) in net assets              44,223,562     30,834,252     29,706,734      6,231,770      2,617,099    53,668,129
Net assets at beginning of period              56,271,844     96,976,031     29,117,918      6,317,702        255,785     4,663,663
                                            -------------  -------------  -------------  -------------  -------------  ------------
Net assets at end of period                 $ 100,495,406  $ 127,810,283  $  58,824,652  $  12,549,472  $   2,872,884  $ 58,331,792
                                            =============  =============  =============  =============  =============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                             Government
                                                and                         Natural      Aggressive        Alliance     Blue Chip
                                            Quality Bond       Growth      Resources       Growth          Growth         Growth
                                             Portfolio       Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                             (Class 3)       (Class 3)     (Class 3)      (Class 1)       (Class 1)     (Class 1)
                                           --------------   ------------  -----------   -------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    2,222,231   $   (165,304) $   (18,012)  $  (2,055,056)  $ (11,095,333) $   (287,838)

  Net realized gains (losses)                     499,219         91,861       60,262     (25,660,456)   (155,178,924)   (1,627,467)
  Change in net unrealized appreciation
    (depreciation) of investments              (2,381,018)     4,680,109    1,177,107      58,609,158     351,060,696     6,548,737
                                           --------------   ------------  -----------   -------------   -------------  ------------
    Increase (decrease) in net assets from
        operations                                340,432      4,606,666    1,219,357      30,893,646     184,786,439     4,633,432
                                           ---------------  ------------  -----------   -------------   -------------  ------------
From capital transactions:
  Net proceeds from units sold                 75,417,152     21,031,401    2,832,985       1,317,666       6,444,451       359,838
  Cost of units redeemed                       (5,023,896)      (875,675)    (102,232)    (14,467,969)    (94,160,195)   (2,772,953)
  Annuity benefit payments                              0              0            0        (112,090)       (872,967)       (2,442)
  Net transfers                                33,817,745      8,818,246    1,851,937       5,469,806     (75,335,401)    6,558,020
  Contract maintenance charge                      (2,528)          (936)        (134)        (95,650)       (574,986)      (11,211)
                                           --------------   ------------  -----------   -------------   -------------  ------------
    Increase (decrease) in net assets from
        capital transactions                  104,208,473     28,973,036    4,582,556      (7,888,237)   (164,499,098)    4,131,252
                                           --------------   ------------  -----------   -------------   -------------  ------------

Increase (decrease) in net assets             104,548,905     33,579,702    5,801,913      23,005,409      20,287,341     8,764,684
Net assets at beginning of period               7,630,720      2,219,418      176,176     127,477,665     870,617,516    18,110,737
                                           --------------   ------------  -----------   -------------   -------------  ------------
Net assets at end of period                $  112,179,625   $ 35,799,120  $ 5,978,089   $ 150,483,074   $ 890,904,857  $ 26,875,421
                                           ==============   ============  ===========   =============   =============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                              Davis                                    Federated
                                               Cash        Corporate         Venture       "Dogs" of     Emerging      American
                                            Management       Bond             Value       Wall Street     Markets       Leaders
                                            Portfolio      Portfolio        Portfolio      Portfolio     Portfolio     Portfolio
                                            (Class 1)      (Class 1)        (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                          -------------  -------------  ---------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $     734,562  $   9,563,163  $    (9,913,654) $    869,466  $   (940,061) $      53,215

  Net realized gains (losses)                (4,702,215)     1,798,159      (30,425,991)   (2,322,523)   (1,401,196)    (7,940,107)
  Change in net unrealized appreciation
     (depreciation) of investments            1,908,217     10,159,685      452,075,145    14,196,036    28,212,219     43,380,659
                                          -------------  -------------  ---------------  ------------  ------------  -------------
     Increase (decrease) in net assets
        from operations                      (2,059,436)    21,521,007      411,735,500    12,742,979    25,870,962     35,493,767
                                          -------------  -------------  ---------------  ------------  ------------  -------------

From capital transactions:
  Net proceeds from units sold                7,335,432      2,537,363        9,314,708       518,948       336,544      1,319,228
  Cost of units redeemed                    (95,889,525)   (26,796,465)    (156,271,295)   (7,494,469)   (5,287,895)   (16,220,661)
  Annuity benefit payments                     (733,044)      (216,682)      (1,473,929)      (38,203)      (36,326)      (142,361)
  Net transfers                             (38,840,159)    11,262,334      (21,768,979)   (9,827,750)    3,432,354    (12,237,387)
  Contract maintenance charge                   (98,018)       (72,205)        (786,967)      (41,982)      (35,135)       (76,960)
                                          -------------  -------------  ---------------  ------------  ------------  -------------
     Increase (decrease) in net assets
        from capital transactions          (128,225,314)   (13,285,655)    (170,986,462)  (16,883,456)   (1,590,458)   (27,358,141)
                                          -------------  -------------  ---------------  ------------  ------------  -------------

Increase (decrease) in net assets          (130,284,750)     8,235,352      240,749,038    (4,140,477)   24,280,504      8,135,626
Net assets at beginning of period           307,141,194    210,330,249    1,458,372,495    90,030,864    57,748,534    163,949,976
                                          -------------  -------------  ---------------  ------------  ------------  -------------
Net assets at end of period               $ 176,856,444  $ 218,565,601  $ 1,699,121,533  $ 85,890,387  $ 82,029,038  $ 172,085,602
                                          =============  =============  ===============  ============  ============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                          Goldman
                                             Global         Global         Sachs        Growth-        Growth       High-Yield
                                              Bond         Equities       Research      Income      Opportunities      Bond
                                            Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                            (Class 1)     (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                          ------------- -------------  ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $ (1,594,753) $  (2,481,866) $   (316,538) $  (4,162,407) $    (314,258) $  13,229,403

  Net realized gains (losses)                  506,939    (20,546,738)   (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
  Change in net unrealized appreciation
     (depreciation) of investments           3,244,037     66,282,328     7,772,518    203,205,617      8,455,246     57,859,954
                                          ------------  -------------  ------------  -------------   ------------  -------------
     Increase (decrease) in net assets
        from operations                      2,156,223     43,253,724     4,081,144    157,368,024      5,259,815     58,754,748
                                          ------------  -------------  ------------  -------------   ------------  -------------

From capital transactions:
  Net proceeds from units sold                 532,322      1,138,952       424,530      4,688,058        209,621      1,834,003
  Cost of units redeemed                   (12,285,400)   (21,397,118)   (1,893,751)   (78,776,874)    (1,733,733)   (28,378,981)
  Annuity benefit payments                     (75,990)      (217,297)      (38,413)      (976,700)        (3,290)      (256,380)
  Net transfers                             (3,973,214)   (16,517,022)   (4,989,321)   (57,916,999)    11,878,017     38,726,118
  Contract maintenance charge                  (33,476)      (108,714)       (7,180)      (394,167)       (11,601)       (82,618)
                                          ------------  -------------  ------------  -------------   ------------  -------------
     Increase (decrease) in net assets
        from capital transactions          (15,835,758)   (37,101,199)   (6,504,135)  (133,376,682)    10,339,014     11,842,142
                                          ------------  -------------  ------------  -------------   ------------  -------------

Increase (decrease) in net assets          (13,679,535)     6,152,525    (2,422,991)    23,991,342     15,598,829     70,596,890
Net assets at beginning of period          109,483,943    203,550,069    24,126,826    753,004,518     12,720,943    193,154,934
                                          ------------  -------------  ------------  -------------  -------------  -------------
Net assets at end of period               $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860  $  28,319,772  $ 263,751,824
                                          ============  =============  ============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                           MFS
                                          International  International                 Massachusetts     MFS
                                           Diversified      Growth         Marsico       Investors      Mid-Cap          MFS
                                            Equities       & Income        Growth         Trust         Growth       Total Return
                                            Portfolio     Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                                            (Class 1)     (Class 1)       (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                          -------------  -------------  ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $   4,165,427  $    (103,279) $   (865,944) $  (1,353,687) $  (1,965,116) $  13,987,349

  Net realized gains (losses)               (17,915,530)   (13,223,393)     (466,689)   (14,383,882)   (31,778,416)      (254,281)
  Change in net unrealized appreciation
     (depreciation) of investments           49,851,564     65,001,104    15,274,817     52,751,583     71,125,200     58,015,416
                                          -------------  -------------  ------------  -------------  -------------  -------------
     Increase (decrease) in net assets
        from operations                      36,101,461     51,674,432    13,942,184     37,014,014     37,381,668     71,748,484
                                          -------------  -------------  ------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                  872,866        931,822       508,976      1,284,930      1,376,893      5,058,943
  Cost of units redeemed                    (15,820,416)   (15,104,171)   (4,111,719)   (21,682,126)   (11,879,197)   (50,750,646)
  Annuity benefit payments                     (112,612)      (151,585)       (1,145)      (162,887)       (63,423)      (365,894)
  Net transfers                               8,324,832     (7,019,856)   18,954,099     (4,982,186)    24,430,629     39,924,312
  Contract maintenance charge                   (61,855)       (79,815)      (20,270)      (105,798)       (75,255)      (204,066)
                                          -------------  -------------  ------------  -------------  -------------  -------------
     Increase (decrease) in net assets
        from capital transactions            (6,797,185)   (21,423,605)   15,329,941    (25,648,067)    13,789,647     (6,337,351)
                                          -------------  -------------  ------------  -------------  -------------  -------------

Increase (decrease) in net assets            29,304,276     30,250,827    29,272,125     11,365,947     51,171,315     65,411,133
Net assets at beginning of period           128,306,550    162,880,210    45,471,818    199,506,403    110,093,400    479,330,975
                                          -------------  -------------  ------------  -------------  -------------  -------------
Net assets at end of period               $ 157,610,826  $ 193,131,037  $ 74,743,943  $ 210,872,350  $ 161,264,715  $ 544,742,108
                                          =============  =============  ============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                            Putnam
                                            Growth:         Real        SunAmerica                    Telecom      Worldwide
                                            Voyager        Estate        Balanced      Technology     Utility     High Income
                                           Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                         -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (2,995,795) $   1,326,007  $   1,456,864  $   (429,090) $  1,726,133  $  4,959,960

  Net realized gains (losses)              (33,888,059)     2,885,509    (12,817,393)  (12,718,649)  (10,058,340)   (5,672,313)
  Change in net unrealized appreciation
     (depreciation) of investments          84,069,337     27,645,596     36,744,586    23,693,646    13,926,143    16,784,719
                                         -------------  -------------  -------------  ------------  ------------  ------------
     Increase (decrease) in net assets
        from operations                     47,185,483     31,857,112     25,384,057    10,545,907     5,593,936    16,072,366
                                         -------------  -------------  -------------  ------------  ------------  ------------

From capital transactions:
  Net proceeds from units sold               1,656,598        573,499      1,212,780       356,621       213,358       487,294
  Cost of units redeemed                   (22,857,769)   (11,815,763)   (21,070,773)   (3,265,497)   (3,510,058)   (9,778,529)
  Annuity benefit payments                    (255,774)       (70,803)      (161,108)      (22,003)      (39,064)      (50,730)
  Net transfers                            (28,089,909)     9,919,169    (12,869,074)   18,628,839    (7,561,462)    4,762,322
  Contract maintenance charge                 (160,878)       (41,755)      (134,706)      (15,204)      (22,110)      (32,205)
                                         -------------  -------------  -------------  ------------  ------------  ------------
     Increase (decrease) in net assets
        from capital transactions          (49,707,732)    (1,435,653)   (33,022,881)   15,682,756   (10,919,336)   (4,611,848)
                                         -------------  -------------  -------------  ------------  ------------  ------------

Increase (decrease) in net assets           (2,522,249)    30,421,459     (7,638,824)   26,228,663    (5,325,400)   11,460,518
Net assets at beginning of period          240,404,541     91,995,250    215,613,157    17,208,681    45,179,776    65,426,237
                                         -------------  -------------  -------------  ------------  ------------  ------------
Net assets at end of period              $ 237,882,292  $ 122,416,709  $ 207,974,333  $ 43,437,344  $ 39,854,376  $ 76,886,755
                                         =============  =============  =============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                          Davis
                                               Aggressive     Alliance      Blue Chip        Cash        Corporate       Venture
                                                 Growth        Growth         Growth      Management        Bond          Value
                                                Portfolio    Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                              ------------  ------------   ------------  ------------   ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $   (138,816) $   (696,387)  $   (139,407) $    190,082   $  1,913,777  $    (848,705)

       Net realized gains (losses)                 (15,876)     (774,584)       (97,612)     (388,696)       457,914        131,204
       Change in net unrealized appreciation
           (depreciation) of investments         2,194,939    11,695,461      2,258,185      (313,213)     1,525,980     33,416,598
                                              ------------  ------------   ------------  ------------   ------------  -------------
           Increase (decrease) in net assets
            from operations                      2,040,247    10,224,490      2,021,166      (511,827)     3,897,671     32,699,097
                                              ------------  ------------   ------------  ------------   ------------  -------------

From capital transactions:
       Net proceeds from units sold              1,792,153     8,966,757      2,142,156    25,294,406      5,454,869     21,019,861
       Cost of units redeemed                     (592,637)   (2,797,329)      (542,261)   (9,636,836)    (2,701,542)    (6,137,806)
       Annuity benefit payments                          0             0              0             0              0              0
       Net transfers                             2,289,611     5,780,226      1,639,572   (11,034,522)     8,527,953     21,673,728
       Contract maintenance charge                  (2,240)      (14,171)        (2,514)       (9,584)        (7,080)       (25,412)
                                              ------------  ------------   ------------  ------------   ------------  -------------
           Increase (decrease) in net assets
            from capital transactions            3,486,887    11,935,483      3,236,953     4,613,464     11,274,200     36,530,371
                                              ------------  ------------   ------------  ------------   ------------  -------------

Increase (decrease) in net assets                5,527,134    22,159,973      5,258,119     4,101,637     15,171,871     69,229,468
Net assets at beginning of period                6,262,412    36,882,888      6,512,851    43,487,340     31,739,857     82,379,784
                                              ------------  ------------   ------------  ------------   ------------  -------------
Net assets at end of period                   $ 11,789,546  $ 59,042,861   $ 11,770,970  $ 47,588,977   $ 46,911,728  $ 151,609,252
                                              ============  ============   ============  ============   ============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                               Federated
                                                    "Dogs" of     Emerging     American      Foreign        Global        Global
                                                   Wall Street    Markets       Leaders       Value          Bond        Equities
                                                    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                    (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 2)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)               $    155,466  $   (72,293) $    (22,867) $   (155,249) $   (171,504) $   (147,261)

       Net realized gains (losses)                    (110,699)     176,054      (176,312)      255,939       110,852       (84,866)
       Change in net unrealized appreciation
           (depreciation) of investments             2,607,291    1,935,229     3,949,806     4,738,085       236,179     2,562,361
                                                  ------------  -----------  ------------  ------------  ------------  ------------
           Increase (decrease) in net assets
            from operations                          2,652,058    2,038,990     3,750,627     4,838,775       175,527     2,330,234
                                                  ------------  -----------  ------------  ------------  ------------  ------------

From capital transactions:
       Net proceeds from units sold                  3,873,274    1,406,607     1,777,541    12,755,229     2,261,822     1,039,654
       Cost of units redeemed                         (463,447)    (379,486)   (1,039,958)     (396,641)     (520,509)     (486,491)
       Annuity benefit payments                              0            0             0             0             0             0
       Net transfers                                 1,586,639    1,156,357      (377,062)    7,822,058     1,538,375       760,046
       Contract maintenance charge                      (2,736)      (1,718)       (3,886)         (728)       (2,144)       (2,433)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
           Increase (decrease) in net assets
            from capital transactions                4,993,730    2,181,760       356,635    20,179,918     3,277,544     1,310,776
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets                    7,645,788    4,220,750     4,107,262    25,018,693     3,453,071     3,641,010
Net assets at beginning of period                    9,561,045    3,017,366    14,085,458     2,378,321     8,931,942     8,490,769
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Net assets at end of period                       $ 17,206,833  $ 7,238,116  $ 18,192,720  $ 27,397,014  $ 12,385,013  $ 12,131,779
                                                  ============  ===========  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                Goldman                                               International   International
                                                 Sachs        Growth-        Growth      High-Yield     Diversified      Growth
                                                Research      Income     Opportunities      Bond         Equities        & Income
                                               Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                               (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                              -----------  ------------  -------------- ------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $   (69,586) $   (252,342)   $   (70,392) $  1,825,588   $    566,014    $    (20,871)

       Net realized gains (losses)                 10,114      (371,002)        53,387       438,636         (5,525)        293,780
       Change in net unrealized appreciation
           (depreciation) of investments        1,035,113     8,344,989      1,205,512     4,540,962      4,001,791       5,661,034
                                              -----------  ------------    -----------  ------------   ------------    ------------
           Increase (decrease) in net assets
            from operations                       975,641     7,721,645      1,188,507     6,805,186      4,562,280       5,933,943
                                              -----------  ------------    -----------  ------------   ------------    ------------

From capital transactions:
       Net proceeds from units sold               847,833     2,446,144        923,985     6,001,671      8,472,135       2,699,828
       Cost of units redeemed                    (224,906)   (1,998,392)      (173,817)   (1,953,032)      (597,140)       (742,913)
       Annuity benefit payments                         0             0              0             0              0               0
       Net transfers                              631,918     1,685,178      1,561,555    11,640,748      5,577,610       3,846,296
       Contract maintenance charge                 (1,158)       (9,171)        (1,601)       (4,039)        (2,239)         (3,524)
                                              -----------  ------------    -----------  ------------   ------------    ------------
           Increase (decrease) in net assets
            from capital transactions           1,253,687     2,123,759      2,310,122    15,685,348     13,450,366       5,799,687
                                              -----------  ------------    -----------  ------------   ------------    ------------

Increase (decrease) in net assets               2,229,328     9,845,404      3,498,629    22,490,534     18,012,646      11,733,630
Net assets at beginning of period               3,391,016    31,264,685      2,869,011    15,518,738      6,307,073      12,225,720
                                              -----------  ------------    -----------  ------------   ------------    ------------
Net assets at end of period                   $ 5,620,344  $ 41,110,089    $ 6,367,640  $ 38,009,272   $ 24,319,719    $ 23,959,350
                                              ===========  ============    ===========  ============   ============    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                  MFS
                                                             Massachusetts       MFS                        Putnam
                                                 Marsico       Investors       Mid-Cap      MFS Total      Growth:         Real
                                                 Growth          Trust         Growth        Return        Voyager        Estate
                                                Portfolio      Portfolio      Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                              ------------  --------------  ------------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $   (441,895)  $   (153,965)  $   (517,635) $   3,238,252  $   (145,947) $    217,818

       Net realized gains (losses)                 161,946       (126,816)      (628,310)       111,936      (109,868)      540,884
       Change in net unrealized appreciation
           (depreciation) of investments         7,393,747      4,073,553     10,900,266     13,422,263     2,307,280     4,282,599
                                              ------------   ------------   ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from operations                      7,113,798      3,792,772      9,754,321     16,772,451     2,051,465     5,041,301
                                              ------------   ------------   ------------  -------------  ------------  ------------

From capital transactions:
       Net proceeds from units sold              8,920,498      3,385,202      7,448,049     13,265,369     1,495,210     2,464,886
       Cost of units redeemed                   (1,537,640)      (907,505)    (1,847,393)    (6,096,658)     (552,341)     (939,951)
       Annuity benefit payments                          0              0              0              0             0             0
       Net transfers                             7,632,741      3,831,917      8,314,266     24,228,006      (587,226)    4,451,477
       Contract maintenance charge                  (5,680)        (4,224)        (8,205)       (25,142)       (2,330)       (3,604)
                                              ------------   ------------   ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from capital transactions           15,009,919      6,305,390     13,906,717     31,371,575       353,313     5,972,808
                                              ------------   ------------   ------------  -------------  ------------  ------------

Increase (decrease) in net assets               22,123,717     10,098,162     23,661,038     48,144,026     2,404,778    11,014,109
Net assets at beginning of period               17,649,384     14,879,604     22,343,790     90,425,269     8,426,746    11,040,704
                                              ------------   ------------   ------------  -------------  ------------  ------------
Net assets at end of period                   $ 39,773,101   $ 24,977,766   $ 46,004,828  $ 138,569,295  $ 10,831,524  $ 22,054,813
                                              ============   ============   ============  =============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                         Small & Mid     SunAmerica                     Telecom       Worldwide      Aggressive
                                          Cap Value       Balanced      Technology      Utility      High Income       Growth
                                          Portfolio      Portfolio       Portfolio     Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)       (Class 2)     (Class 2)      (Class 2)      (Class 3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (149,046)  $    130,839   $   (104,568)  $     90,429   $    342,010   $    (16,364)

  Net realized gains (losses)                 184,683       (191,742)       (55,151)      (103,164)       296,157         12,528
  Change in net unrealized appreciation
     (depreciation) of investments          3,823,339      2,379,581      2,545,189        315,713        442,670        225,833
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from  operations                     3,858,976      2,318,678      2,385,470        302,978      1,080,837        221,997
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              8,562,689      1,730,320      1,381,600        300,233      1,247,666      1,555,095
  Cost of units redeemed                     (229,449)    (1,096,829)      (324,907)       (85,278)      (326,861)      (117,375)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             5,998,747      3,488,820      4,108,351       (357,953)     1,433,208        996,819
  Contract maintenance charge                    (870)        (4,860)        (2,102)          (582)          (710)          (116)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions           14,331,117      4,117,451      5,162,942       (143,580)     2,353,303      2,434,423
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          18,190,093      6,436,129      7,548,412        159,398      3,434,140      2,656,420
Net assets at beginning of period           2,903,981     15,237,993      3,544,791      2,154,956      2,601,584        143,649
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 21,094,074   $ 21,674,122   $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                                        Davis
                                           Alliance       Blue Chip       Cash          Corporate      Venture        "Dogs" of
                                            Growth         Growth       Management        Bond          Value        Wall Street
                                          Portfolio       Portfolio     Portfolio       Portfolio     Portfolio       Portfolio
                                          (Class 3)       (Class 3)     (Class 3)       (Class 3)     (Class 3)       (Class 3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (147,829)  $    (23,022)  $    473,373   $    911,062   $   (154,021)  $     65,459

  Net realized gains (losses)                  44,059         29,385       (238,766)        29,715        166,365         20,739
  Change in net unrealized appreciation
     (depreciation) of investments          2,281,271        342,658       (679,542)       150,645     11,036,267        647,304
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                      2,177,501        349,021       (444,935)     1,091,422     11,048,611        733,502
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold             14,354,725      2,462,952     89,514,022     17,821,820     40,028,104      3,634,445
  Cost of units redeemed                     (670,629)      (152,180)   (25,356,466)      (841,149)    (1,622,196)      (137,815)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             6,323,520        647,293    (10,535,051)     7,003,919     21,762,508      1,441,222
  Contract maintenance charge                    (733)          (129)          (866)          (405)        (1,826)           (90)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions           20,006,883      2,957,936     53,621,639     23,984,185     60,166,590      4,937,762
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          22,184,384      3,306,957     53,176,704     25,075,607     71,215,201      5,671,264
Net assets at beginning of period           1,623,657        151,984      5,890,439      1,965,978      4,232,590        270,372
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585   $ 75,447,791   $  5,941,636
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                         Federated                                                     Goldman
                                           Emerging      American        Foreign         Global         Global          Sachs
                                           Markets        Leaders         Value           Bond         Equities       Research
                                          Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                          (Class 3)      (Class 3)      (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (19,904)  $     14,692   $   (288,839)  $    (58,648)  $    (16,213)  $     (1,242)

  Net realized gains (losses)                 278,839         32,822        720,008         15,418         64,028          2,467
  Change in net unrealized appreciation
     (depreciation) of investments            447,681        890,759      7,541,855         52,237        261,219         17,637
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                        706,616        938,273      7,973,024          9,007        309,034         18,862
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              2,134,768      4,300,466     27,266,674      5,418,724      1,596,331        156,163
  Cost of units redeemed                     (671,272)      (283,925)    (1,103,469)      (487,634)       (87,491)           (95)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                               196,102      1,906,862     14,995,704      2,033,056        848,843         (1,564)
  Contract maintenance charge                    (101)          (182)        (1,112)          (105)           (52)            (7)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions            1,659,497      5,923,221     41,157,797      6,964,041      2,357,631        154,497
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets           2,366,113      6,861,494     49,130,821      6,973,048      2,666,665        173,359
Net assets at beginning of period             127,859        883,424      2,690,488        288,310        115,958         13,727
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $  2,493,972   $  7,744,918   $ 51,821,309   $  7,261,358   $  2,782,623   $    187,086
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                      International  International
                                            Growth-        Growth       High-Yield    Diversified       Growth        Marsico
                                            Income      Opportunities     Bond          Equities       & Income       Growth
                                           Portfolio      Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                           (Class 3)      (Class 3)     (Class 3)      (Class 3)       (Class 3)     (Class 3)
                                         ------------   -------------  ------------   -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (24,484)  $    (12,141)  $  1,100,410   $    765,269   $     12,581   $    (79,711)

  Net realized gains (losses)                  96,931         26,726      1,549,798        548,388        952,238         33,643
  Change in net unrealized appreciation
     (depreciation) of investments          1,114,081        180,412      1,410,886      4,217,369      1,984,208      1,358,735
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                      1,186,528        194,997      4,061,094      5,531,026      2,949,027      1,312,667
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              4,661,708        941,388     22,531,331     18,296,446      7,693,514      6,360,201
  Cost of units redeemed                     (245,664)       (51,041)    (1,791,680)      (893,197)    (2,347,270)      (357,498)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             2,233,143        607,545         57,780      9,755,898      3,838,020      4,280,112
  Contract maintenance charge                    (204)           (94)          (318)          (784)          (230)          (349)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions            6,648,983      1,497,798     20,797,113     27,158,363      9,184,034     10,282,466
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets           7,835,511      1,692,795     24,858,207     32,689,389     12,133,061     11,595,133
Net assets at beginning of period           1,415,931        195,143      1,339,542      1,506,305        960,599        757,390
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $  9,251,442   $  1,887,938   $ 26,197,749   $ 34,195,694   $ 13,093,660   $ 12,352,523
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                              MFS
                                         Massachusetts       MFS                         Putnam
                                           Investors       Mid-Cap       MFS Total       Growth:         Real        Small & Mid
                                             Trust         Growth         Return         Voyager        Estate        Cap Value
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                         -------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (29,661)  $   (175,051)  $  1,218,862   $    (17,352)  $     89,244   $   (195,420)

  Net realized gains (losses)                  31,138        240,526         96,318         20,005         85,445        302,506
  Change in net unrealized appreciation
     (depreciation) of investments          1,519,670      3,179,195      3,031,631        250,731      1,103,322      4,961,951
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                      1,521,147      3,244,670      4,346,811        253,384      1,278,011      5,069,037
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              8,539,800     16,793,458     26,082,150      1,370,274      4,712,170     18,300,375
  Cost of units redeemed                     (368,955)    (1,586,465)    (1,981,368)       (66,921)      (270,672)      (774,510)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             4,428,095      6,698,974     19,382,023        377,840      3,389,622     10,247,170
  Contract maintenance charge                    (288)          (662)        (1,669)           (88)          (274)          (664)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions           12,598,652     21,905,305     43,481,136      1,681,105      7,830,846     27,772,371
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          14,119,799     25,149,975     47,827,947      1,934,489      9,108,857     32,841,408
Net assets at beginning of period             799,034      1,484,978      3,598,858        437,384        426,417      1,774,785
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 14,918,833   $ 26,634,953   $ 51,426,805   $  2,371,873   $  9,535,274   $ 34,616,193
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                          SunAmerica                      Telecom      Worldwide                      Emerging
                                           Balanced      Technology       Utility     High Income      Comstock        Growth
                                           Portfolio     Portfolio       Portfolio     Portfolio      Portfolio      Portfolio
                                           (Class 3)     (Class 3)       (Class 3)     (Class 3)      (Class II)     (Class II)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     42,804   $    (32,883)  $      2,643   $     35,913   $   (901,791)  $   (272,215)

  Net realized gains (losses)                  13,990        169,467            865         (6,298)       (65,570)      (163,147)
  Change in net unrealized appreciation
     (depreciation) of investments            289,529        563,191          1,959          2,744     29,450,249      4,276,007
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                        346,323        699,775          5,467         32,359     28,482,888      3,840,645
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              2,714,527      2,511,985         58,197        268,442     21,397,565      5,029,202
  Cost of units redeemed                     (149,327)      (259,195)       (19,330)      (485,609)    (5,272,164)      (961,061)
  Annuity benefit payments                          0              0              0              0           (177)             0
  Net transfers                             2,389,821      1,925,718            (10)       637,797     42,326,254      6,681,415
  Contract maintenance charge                    (265)          (144)             0              0        (35,016)        (5,367)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions            4,954,756      4,178,364         38,857        420,630     58,416,462     10,744,189
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets           5,301,079      4,878,139         44,324        452,989     86,899,350     14,584,834
Net assets at beginning of period             313,544        252,890            322            310     69,071,417     10,675,131
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $  5,614,623   $  5,131,029   $     44,646   $    453,299   $155,970,767   $ 25,259,965
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                          Growth and                   Conservative   Conservative
                                            Income        Balanced       Balanced        Growth      Equity Income  Flexible Income
                                           Portfolio      Portfolio      Portfolio      Portfolio        Fund          Portfolio
                                          (Class II)      (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                         ------------   ------------   ------------   ------------   -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (865,790)  $    708,751   $     46,055   $    270,088   $    138,688    $    203,159

  Net realized gains (losses)                (154,614)       177,081         24,244         21,453         31,801         127,048
  Change in net unrealized appreciation
     (depreciation) of investments         24,732,770     15,635,079      1,086,642     11,008,693      3,219,226       1,993,484
                                         ------------   ------------   ------------   ------------   ------------    ------------
     Increase (decrease) in net assets
       from operations                     23,712,366     16,520,911      1,156,941     11,300,234      3,389,715       2,323,691
                                         ------------   ------------   ------------   ------------   ------------    ------------

From capital transactions:
  Net proceeds from units sold             38,300,785     10,928,945        977,987      5,008,567        673,497       2,098,786
  Cost of units redeemed                   (5,375,352)    (6,949,286)      (372,380)    (3,364,558)      (849,469)     (2,103,589)
  Annuity benefit payments                          0              0              0              0              0               0
  Net transfers                            32,593,981     36,612,049      4,008,078     17,701,549      4,271,905      11,848,695
  Contract maintenance charge                 (28,576)       (19,697)        (1,349)       (12,366)        (3,339)         (4,795)
                                         ------------   ------------   ------------   ------------   ------------    ------------
     Increase (decrease) in net assets
       from capital transactions           65,490,838     40,572,011      4,612,336     19,333,192      4,092,594      11,839,097
                                         ------------   ------------   ------------   ------------   ------------    ------------

Increase (decrease) in net assets          89,203,204     57,092,922      5,769,277     30,633,426      7,482,309      14,162,788
Net assets at beginning of period          54,671,463     56,256,951      5,293,412     30,829,627      9,177,433      13,683,644
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period              $143,874,667   $113,349,873   $ 11,062,689   $ 61,463,053   $ 16,659,742    $ 27,846,432
                                         ============   ============   ============   ============   ============    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                        International     Mid Cap        Money
                                            Growth      Growth & Income    Income          Growth          Stock         Market
                                             Fund            Fund           Fund            Fund           Fund           Fund
                                           (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                         ------------   ---------------  ------------   -------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (18,426)   $    (13,990)   $    408,635   $       (271)  $    (27,409)  $    (37,731)

  Net realized gains (losses)                 (18,139)        (47,811)         34,610           (538)        24,352              0
  Change in net unrealized appreciation
     (depreciation) of investments            340,462       1,355,322         151,506         39,388        591,324              0
                                         ------------    ------------    ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                        303,897       1,293,521         594,751         38,579        588,267        (37,731)
                                         ------------    ------------    ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold                 31,502         520,930         951,755         13,968         48,063        166,381
  Cost of units redeemed                      (31,034)       (319,742)       (980,617)        (3,655)      (176,625)      (684,861)
  Annuity benefit payments                          0               0               0              0              0              0
  Net transfers                               316,540       2,313,540       4,133,723         39,236      1,158,201        804,031
  Contract maintenance charge                    (487)         (1,681)         (1,651)          (108)          (702)        (3,042)
                                         ------------    ------------    ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions              316,521       2,513,047       4,103,210         49,441      1,028,937        282,509
                                         ------------    ------------    ------------   ------------   ------------   ------------

Increase (decrease) in net assets             620,418       3,806,568       4,697,961         88,020      1,617,204        244,778
Net assets at beginning of period             960,165       3,397,213       5,296,791         96,349      1,545,047      4,192,292
                                         ------------    ------------    ------------   ------------   ------------   ------------
Net assets at end of period              $  1,580,583    $  7,203,781    $  9,994,752   $    184,369   $  3,162,251   $  4,437,070
                                         ============    ============    ============   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                     Short Term        Small         Strategic          U.S.          West Coast
                                           REIT        Income        Cap Stock        Growth         Government         Equity
                                           Fund         Fund            Fund         Portfolio    Securities Fund        Fund
                                      (Class 1)(1)*   (Class 1)      (Class 1)       (Class 1)        (Class 1)        (Class 1)
                                      -------------  ----------     -----------    ------------   ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $ (150)    $   168,044    $   (13,252)      $ (10,947)    $    719,642      $    (91,816)

 Net realized gains (losses)               3,848         (14,053)         2,511         (19,803)         (91,791)           34,815
 Change in net unrealized
   appreciation (depreciation)
      of investments                          63         (34,368)       488,822       2,786,975         (537,046)        2,813,545
                                          ------     -----------    -----------    ------------     ------------      ------------
   Increase (decrease) in net
      assets from operations               3,761         119,623        478,081       2,756,225           90,805         2,756,544
                                          ------     -----------    -----------    ------------     ------------      ------------

From capital transactions:
 Net proceeds from units sold                  0         521,478         38,877       1,831,983        1,398,115           499,766
 Cost of units redeemed                        0      (1,070,850)       (72,189)       (471,548)      (2,120,770)         (677,641)
 Annuity benefit payments                      0               0              0               0                0                 0
 Net transfers                            (3,309)      2,850,182        670,683       3,289,097        6,725,915         3,021,139
 Contract maintenance charge                   0            (705)          (252)         (4,188)          (4,823)           (2,657)
                                          ------     -----------    -----------    ------------     ------------      ------------
   Increase (decrease) in net assets
      from capital transactions           (3,309)      2,300,105        637,119       4,645,344        5,998,437         2,840,607
                                          ------     -----------    -----------    ------------     ------------      ------------

Increase (decrease) in net assets            452       2,419,728      1,115,200       7,401,569        6,089,242         5,597,151
Net assets at beginning of period              0       2,038,212        482,497       6,316,415       13,912,635         5,088,442
                                          ------     -----------    -----------    ------------     ------------      ------------
Net assets at end of period               $  452     $ 4,457,940    $ 1,597,697    $ 13,717,984     $ 20,001,877      $ 10,685,593
                                          ======     ===========    ===========    ============     ============      ============

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                          Conservative   Conservative
                                             Balanced      Balanced         Growth      Equity Income  Flexible Income    Growth
                                             Portfolio     Portfolio       Portfolio        Fund          Portfolio        Fund
                                            (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                           ------------   ------------   ------------   -------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $ 247,643   $     7,321    $     67,898    $     47,820    $    118,291   $   (14,526)

  Net realized gains (losses)                   135,877        24,290          85,734          16,839          56,440        (4,930)
  Change in net unrealized appreciation
     (depreciation) of investments            9,381,180       531,127       4,811,520       1,818,888       1,959,825       239,366
                                           ------------   -----------    ------------    ------------    ------------   -----------
     Increase (decrease) in net assets
        from operations                       9,764,700       562,738       4,965,152       1,883,547       2,134,556       219,910
                                           ------------   -----------    ------------    ------------    ------------   -----------

From capital transactions:
  Net proceeds from units sold               14,654,869     1,072,607       6,884,523         689,500       2,652,527        85,942
  Cost of units redeemed                     (3,650,256)     (107,343)     (1,483,043)       (254,477)       (788,917)      (39,563)
  Annuity benefit payments                            0             0               0               0               0             0
  Net transfers                              26,401,100     3,177,247       5,455,922       2,481,107      19,493,520       322,611
  Contract maintenance charge                   (11,747)         (865)         (5,526)         (2,077)         (4,544)         (250)
                                           ------------   -----------    ------------    ------------    ------------   -----------
     Increase (decrease) in net assets
        from capital transaction             37,393,966     4,141,646      10,851,876       2,914,053      21,352,586       368,740
                                           ------------   -----------    ------------    ------------    ------------   -----------

Increase (decrease) in net assets            47,158,666     4,704,384      15,817,028       4,797,600      23,487,142       588,650
Net assets at beginning of period            30,039,868     2,096,260      13,916,380       5,420,503       9,135,987       621,532
                                           ------------   -----------    ------------    ------------    ------------   -----------
Net assets at end of period                $ 77,198,534   $ 6,800,644    $ 29,733,408    $ 10,218,103    $ 32,623,129   $ 1,210,182
                                           ============   ===========    ============    ============    ============   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                            International    Mid Cap       Money
                                           Growth & Income      Income         Growth         Stock        Market          REIT
                                                Fund             Fund           Fund          Fund          Fund           Fund
                                              (Class 2)        (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)(1)*
                                           ---------------   ------------   -------------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (10,457)    $    677,949     $    (727)   $   (14,570)  $   (44,315)      $  (2)

  Net realized gains (losses)                      3,195           46,529        (1,850)        (1,397)            0           4
  Change in net unrealized appreciation
     (depreciation) of investments               444,773          319,389        38,016        259,826             0          42
                                             -----------     ------------     ---------    -----------   -----------       -----
     Increase (decrease) in net assets
        from operations                          437,511        1,043,867        35,439        243,859       (44,315)         44
                                             -----------     ------------     ---------    -----------   -----------       -----

From capital transactions:
  Net proceeds from units sold                   119,098        3,014,062        10,456        129,561        35,989           0
  Cost of units redeemed                         (94,210)      (1,001,487)         (513)       (35,308)     (461,789)          0
  Annuity benefit payments                             0                0             0              0             0           0
  Net transfers                                  922,855        9,787,430        22,751        499,174    (1,138,453)        315
  Contract maintenance charge                       (628)          (2,527)          (42)          (227)       (1,578)        (57)
                                             -----------     ------------     ---------    -----------   -----------       -----
     Increase (decrease) in net assets
        from capital transactions                947,115       11,797,478        32,652        593,200    (1,565,831)        258
                                             -----------     ------------     ---------    -----------   -----------       -----

Increase (decrease) in net assets              1,384,626       12,841,345        68,091        837,059    (1,610,146)        302
Net assets at beginning of period              1,300,502        8,189,881        93,445        676,899     4,680,826           0
                                             -----------     ------------     ---------    -----------   -----------       -----
Net assets at end of period                  $ 2,685,128     $ 21,031,226     $ 161,536    $ 1,513,958   $ 3,070,680       $ 302
                                             ===========     ============     =========    ===========   ===========       =====

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                                                          Nations
                                            Short Term        Small        Strategic         U.S.          West Coast     Asset
                                              Income        Cap Stock        Growth       Government        Equity      Allocation
                                               Fund           Fund         Portfolio    Securities Fund      Fund        Portfolio
                                             (Class 2)      (Class 2)      (Class 2)       (Class 2)       (Class 2)     (Class B)
                                            -----------    -----------    -----------   ---------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $    82,262    $    (8,134)   $   (15,815)   $    595,151     $   (48,008)  $     1,810

  Net realized gains (losses)                      (708)         1,031         49,158        (142,623)        (11,920)        3,828
  Change in net unrealized appreciation
    (depreciation) of investments                 5,635        265,979      1,162,262        (451,365)      1,211,058       131,100
                                            -----------    -----------    -----------    ------------     -----------   -----------
    Increase (decrease) in net assets
        from operations                          87,189        258,876      1,195,605           1,163       1,151,130       136,738
                                            -----------    -----------    -----------    ------------     -----------   -----------

From capital transactions:
  Net proceeds from units sold                1,250,580        109,434      2,533,875       1,528,053         452,096       409,257
  Cost of units redeemed                       (135,376)       (40,064)       (85,271)       (683,409)       (218,675)      (45,574)
  Annuity benefit payments                            0              0              0               0               0             0
  Net transfers                               3,755,111        469,337      1,698,703       3,074,443       1,474,196       462,888
  Contract maintenance charge                      (382)          (120)        (1,115)         (5,482)         (1,080)          (84)
                                            -----------    -----------    -----------    ------------     -----------   -----------
    Increase (decrease) in net assets
        from capital transactions             4,869,933        538,587      4,146,192       3,913,605       1,706,537       826,487
                                            -----------    -----------    -----------    ------------     -----------   -----------

Increase (decrease) in net assets             4,957,122        797,463      5,341,797       3,914,768       2,857,667       963,225
Net assets at beginning of period             1,186,149        233,628      2,319,061      12,261,264       2,313,911       320,275
                                            -----------    -----------    -----------    ------------     -----------   -----------
Net assets at end of period                 $ 6,143,271    $ 1,031,091    $ 7,660,858    $ 16,176,032     $ 5,171,578   $ 1,283,500
                                            ===========    ===========    ===========    ============     ===========   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                           Nations
                                            Nations       Nations         Nations          Marsico         Nations        Nations
                                            Capital      High Yield    International       Focused         Marsico        Marsico
                                            Growth         Bond           Value            Equities        Growth      21st Century
                                           Portfolio      Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
                                           (Class B)      (Class B)      (Class B)        (Class B)       (Class B)      (Class B)
                                           ---------    ------------   -------------     ------------    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $  (7,863)   $    803,603    $   (22,023)     $   (226,266)   $   (34,968)    $  (8,927)

  Net realized gains (losses)                 (5,337)        181,481         (3,103)           (4,620)         2,139        31,301
  Change in net unrealized appreciation
    (depreciation) of investments            115,488       1,527,022      2,503,120         4,103,699        597,431       191,203
                                           ---------    ------------    -----------      ------------    -----------     ---------
    Increase (decrease) in net assets
        from operations                      102,288       2,512,106      2,477,994         3,872,813        564,602       213,577
                                           ---------    ------------    -----------      ------------    -----------     ---------

From capital transactions:
  Net proceeds from units sold               381,814       5,389,644          8,654         7,165,869        612,075        83,988
  Cost of units redeemed                     (92,630)       (654,001)      (355,235)         (730,760)      (175,501)      (37,132)
  Annuity benefit payments                         0               0              0                 0              0             0
  Net transfers                               21,767       3,692,512       (251,117)        5,717,105        620,297       303,293
  Contract maintenance charge                    (81)           (914)        (1,227)           (2,023)          (270)         (165)
                                           ---------    ------------    -----------      ------------    -----------     ---------
    Increase (decrease) in net assets
        from capital transactions            310,870       8,427,241       (598,925)       12,150,191      1,056,601       349,984
                                           ---------    ------------    -----------      ------------    -----------     ---------

Increase (decrease) in net assets            413,158      10,939,347      1,879,069        16,023,004      1,621,203       563,561
Net assets at beginning of period            474,292       5,347,918      5,350,084         7,318,854      1,553,431       357,174
                                           ---------    ------------    -----------      ------------    -----------     ---------
Net assets at end of period                $ 887,450    $ 16,287,265    $ 7,229,153      $ 23,341,858    $ 3,174,634     $ 920,735
                                           =========    ============    ===========      ============    ===========     =========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                               Nations
                                               Marsico        Nations        Nations
                                            International     MidCap          Small         Nations         Asset          Cash
                                            Opportunities     Growth         Company         Value        Allocation    Management
                                              Portfolio      Portfolio      Portfolio      Portfolio        Series        Series
                                              (Class B)      (Class B)      (Class B)      (Class B)      (Class A)      (Class A)
                                            -------------   -----------    -----------    -----------    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (12,667)   $   (19,364)   $   (37,518)   $        53    $ 1,780,706   $    (39,118)

  Net realized gains (losses)                      7,881          1,173        (45,944)       (14,546)    (3,242,948)    (1,039,582)
  Change in net unrealized appreciation
     (depreciation) of investments               362,067        313,741        808,271        634,701     16,844,375        761,673
                                             -----------    -----------    -----------    -----------    -----------   ------------
     Increase (decrease) in net assets
        from operations                          357,281        295,550        724,809        620,208     15,382,133       (317,027)
                                             -----------    -----------    -----------    -----------    -----------   ------------

From capital transactions:
  Net proceeds from units sold                   885,893        190,127        660,862        908,801        561,754        292,952
  Cost of units redeemed                         (33,982)       (58,607)       (95,632)      (213,086)   (10,977,109)   (17,252,868)
  Annuity benefit payments                             0              0              0              0       (352,213)      (229,049)
  Net transfers                                  911,277        774,469        488,124        860,745      2,285,292     (1,043,474)
  Contract maintenance charge                       (120)          (203)          (313)          (277)       (35,327)       (17,197)
                                             -----------    -----------    -----------    -----------    -----------   ------------
     Increase (decrease) in net assets
        from capital transactions              1,763,068        905,786      1,053,041      1,556,183     (8,517,603)   (18,249,636)
                                             -----------    -----------    -----------    -----------    -----------   ------------

Increase (decrease) in net assets              2,120,349      1,201,336      1,777,850      2,176,391      6,864,530    (18,566,663)
Net assets at beginning of period                162,764        825,185      1,653,094      1,514,847     77,262,301     42,259,574
                                             -----------    -----------    -----------    -----------    -----------   ------------
Net assets at end of period                  $ 2,283,113    $ 2,026,521    $ 3,430,944    $ 3,691,238    $84,126,831   $ 23,692,911
                                             ===========    ===========    ===========    ===========    ===========   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                                             U.S.
                                                                                                         Government/
                                                                Growth-      High-Yield                    AAA-Rated       Asset
                                                  Growth        Income          Bond      International   Securities    Allocation
                                                  Series        Series         Series         Series        Series         Fund
                                                (Class A)      (Class A)      (Class A)      (Class A)     (Class A)     (Class 2)
                                              -------------  -------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $  (5,901,383) $   2,014,177  $  3,475,381  $    (496,762) $  2,407,479  $    679,271

       Net realized gains (losses)              (35,679,738)    (4,950,872)   (2,346,211)   (11,302,957)      107,329        23,246
       Change in net unrealized appreciation
           (depreciation) of investments        191,157,373    149,471,239     9,052,007     38,778,501    (1,906,536)    6,543,159
                                              -------------  -------------  ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from operations                     149,576,252    146,534,544    10,181,177     26,978,782       608,272     7,245,676
                                              -------------  -------------  ------------  -------------  ------------  ------------

From capital transactions:
       Net proceeds from units sold               3,731,056      4,278,136       449,290        978,499       336,598     4,184,949
       Cost of units redeemed                   (54,113,636)   (61,677,017)   (6,432,675)   (12,911,872)  (10,083,353)   (2,136,441)
       Annuity benefit payments                  (2,246,559)    (2,765,355)     (304,996)      (333,939)     (392,237)            0
       Net transfers                              1,226,682      2,407,781     1,489,879     (4,170,313)   (8,830,326)   42,621,919
       Contract maintenance charge                 (220,292)      (240,766)      (23,498)       (44,976)      (27,349)      (14,462)
                                              -------------  -------------  ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from capital transactions           (51,622,749)   (57,997,221)   (4,822,000)   (16,482,601)  (18,996,667)   44,655,965
                                              -------------  -------------  ------------  -------------  ------------  ------------

Increase (decrease) in net assets                97,953,503     88,537,323     5,359,177     10,496,181   (18,388,395)   51,901,641
Net assets at beginning of period               461,949,416    499,046,074    47,100,049    103,399,320    73,975,247    11,255,126
                                              -------------  -------------  ------------  -------------  ------------  ------------
Net assets at end of period                   $ 559,902,919  $ 587,583,397  $ 52,459,226  $ 113,895,501  $ 55,586,852  $ 63,156,767
                                              =============  =============  ============  =============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                           Global                         Growth-         Growth         Mid Cap
                                                           Growth           Growth         Income       and Income        Value
                                                            Fund             Fund           Fund         Portfolio      Portfolio
                                                         (Class 2)        (Class 2)      (Class 2)      (Class VC)     (Class VC)
                                                        ------------    -------------  -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                     $   (275,481)   $    (868,715) $     216,319   $   (203,810)  $   (180,300)

       Net realized gains (losses)                           198,356          318,802        237,672         62,202        436,131
       Change in net unrealized appreciation
           (depreciation) of investments                   8,328,168       21,030,206     27,946,793     12,492,119      5,822,575
                                                        ------------    -------------  -------------   ------------   ------------
           Increase (decrease) in net assets from
            operations                                     8,251,043       20,480,293     28,400,784     12,350,511      6,078,406
                                                        ------------    -------------  -------------   ------------   ------------

From capital transactions:
       Net proceeds from units sold                       17,682,071       43,117,704     54,351,984     16,285,765      2,128,241
       Cost of units redeemed                             (1,334,894)      (3,996,919)    (4,507,905)    (1,997,918)    (1,961,900)
       Annuity benefit payments                                    0           (1,670)        (1,441)             0           (655)
       Net transfers                                      31,398,074      100,608,848    106,171,825     28,354,994     18,408,894
       Contract maintenance charge                            (4,791)         (18,150)       (27,469)       (14,787)        (9,900)
                                                        ------------    -------------  -------------   ------------   ------------
           Increase (decrease) in net assets from
            capital transactions                          47,740,460      139,709,813    155,986,994     42,628,054     18,564,680
                                                        ------------    -------------  -------------   ------------   ------------

Increase (decrease) in net assets                         55,991,503      160,190,106    184,387,778     54,978,565     24,643,086
Net assets at beginning of period                          5,341,576       12,902,924     21,685,563     19,890,469     14,682,783
                                                        ------------    -------------  -------------   ------------   ------------
Net assets at end of period                             $ 61,333,079    $ 173,093,030  $ 206,073,341   $ 74,869,034   $ 39,325,869
                                                        ============    =============  =============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION
      ------------

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor was launched on November 11, 2002. Polaris Platinum II and Polaris Choice II were launched on September 30, 2002. Polaris Platinum and WM Diversified Strategies were launched on July 9, 2001. Polaris Protector was launched on July 23, 2001. Polaris Choice and WM Diversified Strategies III were launched on November 5, 2001.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 160 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (Continued)
      ------------------------

      thirty-four currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the ten currently available Class B investment portfolios of the Nations Separate Account Trust (the "Nations Trust"), (6) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), or (7) the two currently available funds of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the WM Trust and the American Series, the Class B shares in the Nations Trust, the Class II shares in the Van Kampen Trust, and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On January 20, 2004, the portfolios of the Anchor Pathway Fund ("Pathway Fund") were substituted for those in the American Series. On that date, the Variable Accounts that invested in portfolios of Pathway Fund exchanged their shares in the portfolios of the American Series, for shares with an equal value in similar portfolios of the American Series. The unit value of each Variable Account remained the same. The substitution was a tax-free reorganization.

Predecessor Pathway Fund Portfolio             Current American Series Portfolio
----------------------------------             ---------------------------------
Growth Series                                  Growth Fund
International Series                           International Fund
Growth-Income Series                           Growth-Income Fund
Asset Allocation Series                        Asset Allocation Fund
High-Yield Bond Series                         High-Income Bond Fund
U.S. Government/AAA-Rated Securities Series    U.S. Government/AAA-Rated Securities Fund
Cash Management Series                         Cash Management Fund

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (Continued)
      ------------------------

      Prior to May 1, 2004, the Small Cap Growth Fund was named Small Cap Stock Fund. On January 23, 2004 the Nations Capital Growth Portfolio was merged into the Nations Marsico Growth Portfolio.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      ------------------------------------------

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
      ------------------------------------------------------

      Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS
      ----------------------

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are no contract maintenance charges under the Polaris Advisor contract.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or 1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (Continued)
      ----------------------------------

      administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0.10% to 0.65% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Polaris Platinum, Polaris Protector, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (Continued)
      ----------------------------------

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS
      ----------------------------------

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2004 consist of the following:

                                                    Cost of Shares    Proceeds from
               Variable Accounts                       Acquired        Shares Sold
               -----------------                    --------------    -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                $   14,986,889    $  66,564,967
Capital Appreciation Portfolio (Class 1)                26,146,363      158,830,554
Government and Quality Bond Portfolio (Class 1)         29,975,664      125,713,718
Growth Portfolio (Class 1)                              31,028,256       69,893,708
Natural Resources Portfolio (Class 1)                   22,534,014       17,048,223
Asset Allocation Portfolio (Class 2)                     6,958,867        2,454,177
Capital Appreciation Portfolio (Class 2)                24,407,127       11,497,175
Government and Quality Bond Portfolio (Class 2)         31,435,406       27,964,620
Growth Portfolio (Class 2)                              18,308,710        7,139,610
Natural Resources Portfolio (Class 2)                    9,539,053        4,120,356
Asset Allocation Portfolio (Class 3)                     9,938,775        1,535,298
Capital Appreciation Portfolio (Class 3)               100,020,194        1,833,276
Government and Quality Bond Portfolio (Class 3)        120,417,641       15,090,231
Growth Portfolio (Class 3)                              57,133,038        1,448,710
Natural Resources Portfolio (Class 3)                   15,620,312        3,167,816

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                              Cost of Shares   Proceeds from
               Variable Accounts                                                 Acquired       Shares Sold
               -----------------                                              --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                                         $   43,081,445   $  70,230,279
Alliance Growth Portfolio (Class 1)                                               22,478,507     215,447,002
Blue Chip Growth Portfolio (Class 1)                                               5,655,523       8,736,384
Cash Management Portfolio (Class 1)                                              236,034,430     277,929,504
Corporate Bond Portfolio (Class 1)                                                21,001,566      48,105,966
Davis Venture Value Portfolio (Class 1)                                           21,895,872     256,461,484
"Dogs" of Wall Street Portfolio (Class 1)                                          9,063,794      21,434,211
Emerging Markets Portfolio (Class 1)                                              15,759,076      25,435,339
Federated American Leaders Portfolio (Class 1)                                     6,967,545      33,930,683
Global Bond Portfolio (Class 1)                                                    4,951,339      20,380,855
Global Equities Portfolio (Class 1)                                                1,909,907      45,623,770
Goldman Sachs Research Portfolio (Class 1)                                         2,711,398       7,826,126
Growth-Income Portfolio (Class 1)                                                  7,188,999     156,085,144
Growth Opportunities Portfolio (Class 1)                                           4,816,403      15,544,535
High-Yield Bond Portfolio (Class 1)                                               65,795,546     110,634,342
International Diversified Equities Portfolio (Class 1)                            22,154,001      46,724,083
International Growth & Income Portfolio (Class 1)                                 19,460,945      30,447,538
Marsico Growth Portfolio (Class 1)                                                 5,398,876      20,962,083
MFS Massachusetts Investors Trust Portfolio (Class 1)                              5,209,777      42,794,916
MFS Mid-Cap Growth Portfolio (Class 1)                                            25,275,103      51,634,102
MFS Total Return Portfolio (Class 1)                                              15,341,299      68,728,495
Putnam Growth: Voyager Portfolio (Class 1)                                         1,519,031      49,593,320
Real Estate Portfolio (Class 1)                                                   23,740,715      28,484,694
SunAmerica Balanced Portfolio (Class 1)                                            4,447,959      40,459,701
Technology Portfolio (Class 1)                                                    14,859,096      29,236,276
Telecom Utility Portfolio (Class 1)                                                5,662,973       8,611,564
Worldwide High Income Portfolio (Class 1)                                          9,928,481      19,486,106
Aggressive Growth Portfolio (Class 2)                                              5,503,290       6,093,240
Alliance Growth Portfolio (Class 2)                                               14,643,259       9,589,377
Blue Chip Growth Portfolio (Class 2)                                               2,839,318       2,890,048
Cash Management Portfolio (Class 2)                                               54,501,764      53,770,315
Corporate Bond Portfolio (Class 2)                                                16,017,907       9,441,533
Davis Venture Value Portfolio (Class 2)                                           38,312,264      14,312,336
"Dogs" of Wall Street Portfolio (Class 2)                                          4,622,610       2,726,685

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                      Cost of Shares                           Proceeds from
                   Variable Accounts                                     Acquired                               Shares Sold
                   -----------------                                  --------------                           -------------
SUNAMERICA TRUST (continued):
Emerging Markets Portfolio (Class 2)                                   $   6,390,600                           $   2,570,721
Federated American Leaders Portfolio (Class 2)                             4,503,293                               3,546,326
Foreign Value Portfolio (Class 2)                                         26,762,659                               3,270,176
Global Bond Portfolio (Class 2)                                            5,089,649                               3,823,009
Global Equities Portfolio (Class 2)                                        1,528,868                               3,456,482
Goldman Sachs Research Portfolio (Class 2)                                   646,622                                 823,151
Growth-Income Portfolio (Class 2)                                          4,311,404                               8,687,439
Growth Opportunities Portfolio (Class 2)                                   1,378,926                               2,059,900
High-Yield Bond Portfolio (Class 2)                                       17,366,587                              17,232,955
International Diversified Equities Portfolio (Class 2)                    19,759,702                               4,007,805
International Growth & Income Portfolio (Class 2)                          7,462,719                               4,842,582
Marsico Growth Portfolio (Class 2)                                         8,381,096                               7,503,878
MFS Massachusetts Investors Trust Portfolio (Class 2)                      5,973,307                               5,140,491
MFS Mid-Cap Growth Portfolio (Class 2)                                    12,592,665                              10,587,327
MFS Total Return Portfolio (Class 2)                                      15,305,127                              18,444,533
Putnam Growth: Voyager Portfolio (Class 2)                                   781,968                               2,644,988
Real Estate Portfolio (Class 2)                                            9,837,236                               6,705,204
Small & Mid Cap Value Portfolio (Class 2)                                 23,265,624                               3,482,982
SunAmerica Balanced Portfolio (Class 2)                                    4,340,073                               5,039,322
Technology Portfolio (Class 2)                                             4,873,576                               5,208,661
Telecom Utility Portfolio (Class 2)                                        1,197,900                                 585,740
Worldwide High Income Portfolio (Class 2)                                  3,197,178                               1,994,463
Aggressive Growth Portfolio (Class 3)                                      5,911,264                               2,335,546
Alliance Growth Portfolio (Class 3)                                       41,346,113                                 896,119
Blue Chip Growth Portfolio (Class 3)                                       6,753,147                               2,664,737
Cash Management Portfolio (Class 3)                                      134,933,795                              87,531,265
Corporate Bond Portfolio (Class 3)                                        67,263,989                              10,164,319
Davis Venture Value Portfolio (Class 3)                                  129,778,780                               4,871,282
"Dogs" of Wall Street Portfolio (Class 3)                                  7,870,838                               1,820,275
Emerging Markets Portfolio (Class 3)                                       9,935,106                               2,644,607
Federated American Leaders Portfolio (Class 3)                            23,040,720                               1,386,576
Foreign Value Portfolio (Class 3)                                        105,229,687                               4,928,100
Global Bond Portfolio (Class 3)                                           12,308,457                               3,184,371
Global Equities Portfolio (Class 3)                                        5,707,126                               1,931,098

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                     Cost of Shares                           Proceeds from
                  Variable Accounts                                     Acquired                               Shares Sold
                  -----------------                                  --------------                           -------------
SUNAMERICA TRUST (continued):
Goldman Sachs Research Portfolio (Class 3)                            $     903,857                            $    193,605
Growth-Income Portfolio (Class 3)                                        11,212,921                               3,332,616
Growth Opportunities Portfolio (Class 3)                                  2,504,478                                 915,455
High-Yield Bond Portfolio (Class 3)                                      53,483,051                              38,468,940
International Diversified Equities Portfolio (Class 3)                   60,218,776                               4,349,761
International Growth & Income Portfolio (Class 3)                        21,884,212                               4,676,673
Marsico Growth Portfolio (Class 3)                                       10,947,160                               2,426,147
MFS Massachusetts Investors Trust Portfolio (Class 3)                    16,917,602                               1,449,883
MFS Mid-Cap Growth Portfolio (Class 3)                                   29,464,209                               7,240,549
MFS Total Return Portfolio (Class 3)                                     75,867,666                               5,626,359
SunAmerica Balanced Portfolio (Class 3)                                   7,552,476                               1,700,066
Putnam Growth: Voyager Portfolio (Class 3)                                1,566,142                                 887,623
Real Estate Portfolio (Class 3)                                          20,691,318                               6,226,754
Small & Mid Cap Value Portfolio (Class 3)                                76,832,655                               3,620,238
SunAmerica Balanced Portfolio (Class 3)                                   7,552,476                               1,700,066
Technology Portfolio (Class 3)                                            7,483,302                               3,712,209
Telecom Utility Portfolio (Class 3)                                          55,733                                  22,409
Worldwide High Income Portfolio (Class 3)                                 2,084,500                               1,606,097

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                                    $  91,718,761                            $ 12,695,217
Emerging Growth Portfolio                                                 7,686,660                               5,451,520
Growth and Income Portfolio                                             107,565,399                               9,207,810

WM TRUST:
Balanced Portfolio (Class 1)                                          $  38,224,319                            $ 10,474,840
Conservative Balanced Portfolio (Class 1)                                 5,507,069                               2,516,623
Conservative Growth Portfolio (Class 1)                                  13,354,150                               7,683,686
Equity Income Fund (Class 1)                                              3,847,277                               1,923,786
Flexible Income Portfolio (Class 1)                                      12,902,235                               5,598,710
Growth Fund (Class 1)                                                       212,678                                 174,800
Growth & Income Fund (Class 1)                                            1,741,136                                 732,303
Income Fund (Class 1)                                                     2,784,366                               2,861,042
International Growth Fund (Class 1)                                         324,265                                  43,524
Mid Cap Stock Fund (Class 1)                                              2,002,457                                 306,368

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                   Cost of Shares         Proceeds from
                 Variable Accounts                                    Acquired             Shares Sold
                 -----------------                                 --------------         -------------
WM TRUST (continued):
Money Market Fund (Class 1)                                          $  3,119,163          $  3,419,494
REIT Fund (Class 1)                                                       624,535               113,085
Short Term Income Fund (Class 1)                                        1,159,954             1,657,713
Small Cap Growth Fund (Class 1)                                           870,001               276,354
Strategic Growth Portfolio (Class 1)                                    5,882,818             2,318,424
U.S. Government Securities Fund (Class 1)                               2,034,237             7,142,507
West Coast Equity Fund (Class 1)                                        3,273,055             1,122,249
Balanced Portfolio (Class 2)                                           49,867,284             5,026,526
Conservative Balanced Portfolio (Class 2)                               8,893,505             1,390,020
Conservative Growth Portfolio (Class 2)                                19,909,854             3,742,698
Equity Income Fund (Class 2)                                            7,253,092             1,329,801
Flexible Income Portfolio (Class 2)                                    30,524,325             2,945,700
Growth Fund (Class 2)                                                     524,030               567,678
Growth & Income Fund (Class 2)                                            971,596               535,936
Income Fund (Class 2)                                                   7,687,061             5,493,169
International Growth Fund (Class 2)                                        86,270                13,835
Mid Cap Stock Fund  (Class 2)                                           1,030,258               236,606
Money Market Fund (Class 2)                                             6,155,909             3,857,687
REIT Fund (Class 2)                                                       223,900                59,741
Short Term Income Fund (Class 2)                                        3,568,137             2,604,251
Small Cap Growth Fund (Class 2)                                           729,263               604,114
Strategic Growth Portfolio (Class 2)                                    7,313,073             1,584,919
U.S. Government Securities Fund (Class 2)                               2,018,691             5,444,014
West Coast Equity Fund (Class 2)                                        3,149,428             1,085,458

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                                   $    338,438          $    221,375
Nations High Yield Bond Portfolio                                      14,564,292             4,343,427
Nations International Value Portfolio                                   1,046,488             1,212,429
Nations Marsico Focused Equities Portfolio                             21,434,689             3,411,321
Nations Marsico Growth Portfolio                                        2,866,890             1,578,348
Nations Marsico 21st Century Portfolio                                    384,414               250,239
Nations Marsico International Opportunities Portfolio                   2,811,720               504,660
Nations MidCap Growth Portfolio                                           320,799               607,028
Nations Small Company Portfolio                                           789,902               659,121
Nations Value Portfolio                                                 2,443,999               593,002

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                              Cost of Shares       Proceeds from
Variable Accounts                                                Acquired           Shares Sold
-----------------                                             --------------       -------------
AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                $  38,531,601        $  1,241,019
Global Growth Fund  (Class 2)                                    120,663,332           6,310,854
Growth Fund (Class 2)                                            207,481,301          13,624,452
Growth-Income Fund (Class 2)                                     241,233,513          14,049,458
Asset Allocation Fund (Class 3)                                    7,339,219          13,427,636
Cash Management Fund (Class 3)                                    17,661,396          21,413,771
Growth Fund (Class 3)                                              6,813,467         102,369,042
Growth-Income Fund (Class 3)                                      12,901,241         104,178,752
High-Income Bond Fund (Class 3)                                    8,607,854          13,873,350
International Fund (Class 3)                                       5,056,306          21,071,892
U.S. Government/AAA-Rated Securities Fund (Class 3)                6,412,085          15,573,093

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                    $  69,559,831        $  4,538,317
Mid Cap Value Portfolio                                           44,693,374           4,111,126

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING
   ----------------------------

The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                        Government
                                               Asset       Capital         and                      Natural      Asset
                                            Allocation   Appreciation  Quality Bond      Growth    Resources   Allocation
                                             Portfolio    Portfolio     Portfolio      Portfolio   Portfolio   Portfolio
                                             (Class 1)    (Class 1)     (Class 1)      (Class 1)   (Class 1)   (Class 2)
                                            -----------  ------------  ------------   -----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0             0             0             0           0    161,017
     Units redeemed                                   0             0             0             0           0    (12,703)
     Units transferred                                0             0             0             0           0     51,914
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0    200,228
Beginning units                                       0             0             0             0           0    329,270
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0    529,498
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 106,162       217,125       217,111       108,892      33,439          0
     Units redeemed                          (2,916,536)   (3,039,945)   (3,561,046)   (1,620,131)   (550,495)         0
     Units transferred                          162,874      (713,376)   (2,901,232)      192,434     660,954          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding     (2,647,500)   (3,536,196)   (6,245,167)   (1,318,805)    143,898          0
Beginning units                              19,681,721    26,581,037    27,089,860    13,988,408   3,929,421          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                 17,034,221    23,044,841    20,844,693    12,669,603   4,073,319          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0         1,189           128             0           0          0
     Units redeemed                                   0       (38,617)      (71,204)            0           0          0
     Units transferred                                0           179       (42,965)            0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0       (37,249)     (114,041)            0           0          0
Beginning units                                       0       470,167       534,921             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0       432,918       420,880             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0             0             0             0           0        206
     Units redeemed                                   0             0             0             0           0    (14,335)
     Units transferred                                0             0             0             0           0      2,630
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0    (11,499)
Beginning units                                       0             0             0             0           0     46,563
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0     35,064
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========

                                                            Government
                                               Capital         and                    Natural      Asset       Capital
                                            Appreciation   Quality Bond    Growth    Resources   Allocation  Appreciation
                                              Portfolio     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 2)     (Class 2)    (Class 2)   (Class 2)   (Class 3)    (Class 3)
                                            -------------  ------------  ----------  ----------  ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0             0           0           0          0              0
     Units redeemed                                     0             0           0           0          0              0
     Units transferred                                  0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0           0           0          0              0
Beginning units                                         0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                            0             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.40%:
     Units sold                                     2,470             0           0           0          0              0
     Units redeemed                                (4,587)            0           0           0          0              0
     Units transferred                             35,122             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           33,005             0           0           0          0              0
Beginning units                                    40,276             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       73,281             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   387,850       882,472     415,568     103,847          0        992,226
     Units redeemed                              (116,215)     (391,310)    (96,565)    (21,725)         0        (85,819)
     Units transferred                            113,560      (256,256)    120,190      87,918          0        453,202
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding          385,195       234,906     439,193     170,040          0      1,359,609
Beginning units                                 2,120,302     5,740,302   1,722,000     401,282          0      1,159,548
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                    2,505,497     5,975,208   2,161,193     571,322          0      2,519,157
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0             0           0           0          0              0
     Units redeemed                                     0             0           0           0          0              0
     Units transferred                                  0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0           0           0          0              0
Beginning units                                         0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                            0             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0             0           0           0          0              0
     Units redeemed                                     0             0           0           0          0              0
     Units transferred                                  0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0           0           0          0              0
Beginning units                                         0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                            0             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       894         2,673         950          61     72,791        414,563
     Units redeemed                                (2,681)      (11,648)     (2,976)     (1,076)    (5,637)       (12,301)
     Units transferred                             (3,382)      (15,024)      1,072       1,309     17,793        121,744
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           (5,169)      (23,999)       (954)        294     84,947        524,006
Beginning units                                    95,319       324,172      55,138      19,443     25,522        121,861
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       90,150       300,173      54,184      19,737    110,469        645,867
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       529             0           0           0          0              0
     Units redeemed                                (2,608)            0           0           0          0              0
     Units transferred                              3,816             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding            1,737             0           0           0          0              0
Beginning units                                    31,000             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       32,737             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     4,741             0           0           0          0              0
     Units redeemed                                (2,498)            0           0           0          0              0
     Units transferred                             15,745             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           17,988             0           0           0          0              0
Beginning units                                    34,580             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       52,568             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============

                                             Government
                                                and                    Natural    Aggressive   Alliance     Blue Chip      Cash
                                            Quality Bond    Growth    Resources     Growth      Growth       Growth     Management
                                             Portfolio    Portfolio   Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)   (Class 3)   (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                2,341,006     765,798     178,495           0            0            0            0
     Units redeemed                             (318,340)    (73,989)     (8,522)          0            0            0            0
     Units transferred                           788,541     320,109      67,895           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding       2,811,207   1,011,918     237,868           0            0            0            0
Beginning units                                3,984,131     890,267     166,766           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                   6,795,338   1,902,185     404,634           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0           0           0      95,550      213,084       60,463      376,149
     Units redeemed                                    0           0           0  (1,271,613)  (3,838,903)    (630,773)  (5,847,996)
     Units transferred                                 0           0           0    (764,685)  (3,110,139)     139,271    2,324,970
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0  (1,940,748)  (6,735,958)    (431,039)  (3,146,877)
Beginning units                                        0           0           0  11,572,538   32,154,816    4,287,072   13,396,619
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0   9,631,790   25,418,858    3,856,033   10,249,742
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0           0           0           0        1,535            0            0
     Units redeemed                                    0           0           0      (2,842)     (20,229)     (12,487)     (18,605)
     Units transferred                                 0           0           0        (206)       2,601       (1,140)      (1,012)
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0      (3,048)     (16,093)     (13,627)     (19,617)
Beginning units                                        0           0           0      43,121      182,614      119,325       68,361
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0      40,073      166,521      105,698       48,744
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  852,381     246,572      63,874           0            0            0            0
     Units redeemed                              (50,134)     (8,812)       (643)          0            0            0            0
     Units transferred                           259,960      57,650      27,121           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding       1,062,207     295,410      90,352           0            0            0            0
Beginning units                                  609,421      89,400       9,577           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                   1,671,628     384,810      99,929           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      For the year ended December 31, 2004.

                                                                        Government
                                               Asset       Capital         and                      Natural      Asset
                                            Allocation   Appreciation  Quality Bond      Growth    Resources   Allocation
                                             Portfolio    Portfolio     Portfolio      Portfolio   Portfolio   Portfolio
                                             (Class 1)    (Class 1)     (Class 1)      (Class 1)   (Class 1)   (Class 2)
                                            -----------  ------------  ------------   -----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0             0             0             0           0      1,740
     Units redeemed                                   0             0             0             0           0     (4,875)
     Units transferred                                0             0             0             0           0     13,445
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0     10,310
Beginning units                                       0             0             0             0           0     82,132
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0     92,442
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0             0             0             0           0      3,241
     Units redeemed                                   0             0             0             0           0     (1,393)
     Units transferred                                0             0             0             0           0      4,098
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0      5,946
Beginning units                                       0             0             0             0           0    114,393
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0    120,339
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       2         6,357         5,841         1,985      (3,373)         0
     Units redeemed                              (4,106)      (27,359)      (40,688)      (11,626)    (16,894)         0
     Units transferred                           (3,877)        3,976       (70,549)       13,566     (31,483)         0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding         (7,981)      (17,026)     (105,396)        3,925     (51,750)         0
Beginning units                                  96,377       393,375       528,784       204,580     118,289          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                     88,396       376,349       423,388       208,505      66,539          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0           184             0             0           0          0
     Units redeemed                                   0        (7,599)      (29,723)            0           0          0
     Units transferred                                0          (492)      (14,975)            0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0        (7,907)      (44,698)            0           0          0
Beginning units                                       0       181,227       244,751             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0       173,320       200,053             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0             0             0             0           0        477
     Units redeemed                                   0             0             0             0           0     (2,573)
     Units transferred                                0             0             0             0           0      4,319
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0      2,223
Beginning units                                       0             0             0             0           0     49,872
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0     52,095
                                            ===========  ============  ============   ===========  ==========  =========

                                                            Government
                                               Capital         and                     Natural      Asset       Capital
                                            Appreciation   Quality Bond     Growth    Resources   Allocation  Appreciation
                                              Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 2)     (Class 2)     (Class 2)   (Class 2)   (Class 3)    (Class 3)
                                            -------------  ------------   ----------  ----------  ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                  (488)            0            0           0          0              0
     Units transferred                              4,995             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding            4,507             0            0           0          0              0
Beginning units                                    16,227             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                       20,734             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     2,685         5,733        1,872       1,860    215,514        653,793
     Units redeemed                                (5,432)      (26,316)      (6,408)     (1,880)   (15,178)       (20,761)
     Units transferred                              2,429       (17,633)         579      (6,137)    95,297        213,718
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding             (318)      (38,216)      (3,957)     (6,157)   295,633        846,750
Beginning units                                   171,809       371,227       80,754      34,514    109,338        282,999
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                      171,491       333,011       76,797      28,357    404,971      1,129,749
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    20,603        54,184       25,215       2,600          0        109,252
     Units redeemed                               (40,225)     (117,061)     (19,423)     (5,029)         0        (10,447)
     Units transferred                              5,596      (141,105)       2,916      53,715          0         41,281
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding          (14,026)     (203,982)       8,708      51,286          0        140,086
Beginning units                                   406,094     1,146,980      335,658     104,640          0        137,361
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                      392,068       942,998      344,366     155,926          0        277,447
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                     0             0            0           0          0              0
     Units transferred                                  0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0            0           0          0              0
Beginning units                                         0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                            0             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                     0             0            0           0          0              0
     Units transferred                                  0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0            0           0          0              0
Beginning units                                         0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                            0             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                (2,466)            0            0           0          0              0
     Units transferred                             11,875             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding            9,409             0            0           0          0              0
Beginning units                                    19,710             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                       29,119             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                        73             0            0           0          0              0
     Units redeemed                                (3,297)            0            0           0          0              0
     Units transferred                              1,067             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           (2,157)            0            0           0          0              0
Beginning units                                     9,532             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                        7,375             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       463         4,280          264           0     14,949         70,596
     Units redeemed                                (1,557)       (4,622)        (226)       (140)      (533)        (1,775)
     Units transferred                                (76)         (434)       4,071         664      3,538         19,146
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           (1,170)         (776)       4,109         524     17,954         87,967
Beginning units                                    49,851       121,397       17,080       5,838      6,017         39,268
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                       48,681       120,621       21,189       6,362     23,971        127,235
                                            =============  ============   ==========  ==========  =========   ============

                                             Government
                                                and                    Natural    Aggressive   Alliance     Blue Chip      Cash
                                            Quality Bond    Growth    Resources     Growth      Growth       Growth     Management
                                             Portfolio    Portfolio   Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)   (Class 3)   (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                1,529,709     495,099     113,712           0            0            0            0
     Units redeemed                             (131,612)    (16,763)    (12,981)          0            0            0            0
     Units transferred                           271,836     157,948      19,428           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding       1,669,933     636,284     120,159           0            0            0            0
Beginning units                                1,545,706     230,864      60,147           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                   3,215,639     867,148     180,306           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  255,315      78,010      23,277           0            0            0            0
     Units redeemed                              (46,221)     (9,499)     (2,380)          0            0            0            0
     Units transferred                            28,746      37,219      29,344           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding         237,840     105,730      50,241           0            0            0            0
Beginning units                                  497,760     104,691      33,063           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                     735,600     210,421      83,304           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0           0         232        1,336          629        8,848
     Units redeemed                                    0           0           0      (7,007)     (20,882)     (10,037)     (69,914)
     Units transferred                                 0           0           0     (30,231)     (25,430)     (11,572)      45,633
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0     (37,006)     (44,976)     (20,980)     (15,433)
Beginning units                                        0           0           0     145,856      336,505      184,797      199,902
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0     108,850      291,529      163,817      184,469
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0           0           0          228            0            0
     Units redeemed                                    0           0           0        (816)      (8,126)      (3,901)      (9,320)
     Units transferred                                 0           0           0      (1,397)       4,386           87       31,387
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0      (2,213)      (3,512)      (3,814)      22,067
Beginning units                                        0           0           0      19,472      104,650       25,262       41,168
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0      17,259      101,138       21,448       63,235
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  138,110      40,156       8,190           0            0            0            0
     Units redeemed                              (13,991)     (1,688)       (219)          0            0            0            0
     Units transferred                            65,798      13,446       2,907           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding         189,917      51,914      10,878           0            0            0            0
Beginning units                                  132,102      31,095         548           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                     322,019      83,009      11,426           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.


                                                            Davis                             Federated
                                           Corporate      Venture   "Dogs" of     Emerging     American       Global      Global
                                                Bond        Value  Wall Street     Markets      Leaders         Bond    Equities
                                           Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                            (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                           ----------  -----------  ----------  -----------  -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (1):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (2):
    Units sold                               150,668      358,694      42,185       44,287       82,207       36,731       99,132
    Units redeemed                        (1,783,674)  (7,398,549)   (834,147)  (1,151,645)  (1,296,493)    (843,071)  (1,571,906)
    Units transferred                       (439,774)    (551,877)   (334,470)       7,700     (405,541)     (88,052)  (1,119,746)
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding  (2,072,780)  (7,591,732) (1,126,432)  (1,099,658)  (1,619,827)    (894,392)  (2,592,520)
Beginning units                           13,089,986   59,138,008   7,937,647    8,945,030   10,429,497    5,576,092   13,248,872
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                              11,017,206   51,546,276   6,811,215    7,845,372    8,809,670    4,681,700   10,656,352
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (3):
    Units sold                                     0        1,576           0           15            0           66            0
    Units redeemed                                 0      (47,451)          0       (1,164)           0       (2,730)        (150)
    Units transferred                              0       10,220           0       (2,475)           0       (1,546)          96
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0      (35,655)          0       (3,624)           0       (4,210)         (54)
Beginning units                                    0      465,627           0       24,154            0       39,511       15,877
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0      429,972           0       20,530            0       35,301       15,823
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (4):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.55%
  (5):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.55%
  (6):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========


                                           Goldman                                            International  International
                                             Sachs      Growth-       Growth     High-Yield    Diversified      Growth
                                          Research       Income   Opportunities    Bond         Equities       & Income
                                          Portfolio    Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                          (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                          ---------  -----------  -------------  -----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (1):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (2):
    Units sold                               28,014     184,991        45,336        90,276         91,609        88,417
    Units redeemed                         (316,529) (3,563,200)     (773,464)   (2,316,354)    (2,544,185)   (1,851,688)
    Units transferred                      (426,740) (2,000,002)   (1,611,063)   (1,711,987)      (244,482)      882,982
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding   (715,255) (5,378,211)   (2,339,191)   (3,938,065)    (2,697,058)     (880,289)
Beginning units                           3,284,482  29,679,224     6,015,174    17,314,539     16,757,199    16,759,038
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                              2,569,227  24,301,013     3,675,983    13,376,474     14,060,141    15,878,749
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (3):
    Units sold                                    0         306             0             0              0             0
    Units redeemed                                0     (15,243)            0             0              0        (4,345)
    Units transferred                             0        (786)            0             0              0         7,846
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0     (15,723)            0             0              0         3,501
Beginning units                                   0     324,974             0             0              0        61,376
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0     309,251             0             0              0        64,877
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (4):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.55%
  (5):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.55%
  (6):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========

                                                           MFS
                                                       Massachusetts        MFS                    Putnam
                                           Marsico       Investors      Mid-Cap        MFS         Growth:        Real
                                           Growth          Trust      Growth Total    Return      Voyager      Estate
                                          Portfolio      Portfolio      Portfolio    Portfolio    Portfolio   Portfolio
                                          (Class 1)      (Class 1)       (Class 1)   (Class 1)    (Class 1)   (Class 1)
                                          -----------  -------------  ------------  -----------  -----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (1):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (2):
    Units sold                                47,120        69,182        125,458      254,668      113,006      54,359
    Units redeemed                          (660,467)   (1,330,544)    (1,790,184)  (2,753,894)  (1,511,453)   (975,598)
    Units transferred                     (1,084,104)     (672,294)      (817,169)     559,645   (1,285,220)    442,238
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding  (1,697,451)   (1,933,656)    (2,481,895)  (1,939,581)  (2,683,667)   (479,001)
Beginning units                            7,350,664    11,430,416     16,274,040   22,760,131   13,917,754   7,509,634
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                               5,653,213     9,496,760     13,792,145   20,820,550   11,234,087   7,030,633
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (3):
    Units sold                                     0             0            509          414          175           0
    Units redeemed                                 0        (3,468)        (9,996)     (35,468)      (2,108)          0
    Units transferred                              0           901          3,578        2,068           84           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0        (2,567)        (5,909)     (32,986)      (1,849)          0
Beginning units                                    0        50,868        211,866      332,151       55,017           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0        48,301        205,957      299,165       53,168           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (4):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.55%
  (5):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.55%
  (6):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.


                                                          Davis                            Federated
                                          Corporate     Venture    "Dogs" of   Emerging    American      Global      Global
                                               Bond       Value   Wall Street   Markets     Leaders        Bond    Equities
                                          Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                           (Class 1)   (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                          ----------  ----------  -----------  ----------  ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.72%
  (4):
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.77%
  (7):
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.77%
  (2):
    Units sold                               11,250       6,973         360        2,431         605       1,444         167
    Units redeemed                          (20,867)    (58,146)     (2,486)     (63,921)     (7,286)     (8,248)     (6,345)
    Units transferred                        30,050     (13,863)    (89,567)      31,008      (2,040)      5,219     (11,969)
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding     20,433     (65,036)    (91,693)     (30,482)     (8,721)     (1,585)    (18,147)
Beginning units                             318,157     851,758     209,921      134,595     152,325     113,246      85,227
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                338,590     786,722     118,228      104,113     143,604     111,661      67,080
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.77%
  (3):
    Units sold                                    0         168           0            0           0           0           0
    Units redeemed                                0     (12,979)          0         (425)          0      (1,996)       (515)
    Units transferred                             0       9,807           0         (908)          0       4,533         (17)
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0      (3,004)          0       (1,333)          0       2,537        (532)
Beginning units                                   0     201,599           0        7,765           0      41,126      58,706
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0     198,595           0        6,432           0      43,663      58,174
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.80%:
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.95%:
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.97%
  (4):
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======


                                            Goldman                                          International
                                             Sachs     Growth-       Growth      High-Yield   Diversified    International
                                          Research      Income    Opportunities    Bond        Equities     Growth & Income
                                          Portfolio   Portfolio     Portfolio    Portfolio     Portfolio       Portfolio
                                           (Class 1)   (Class 1)    (Class 1)     (Class 1)    (Class 1)       (Class 1)
                                          ----------  ----------  -------------  ----------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.72%
  (4):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.77%
  (7):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.77%
  (2):
    Units sold                                    0         697        1,416         1,802           363             137
    Units redeemed                           (5,755)    (13,690)     (11,195)      (12,155)      (32,703)        (41,711)
    Units transferred                       (21,786)    (24,995)     (38,235)      (32,477)       24,652          13,600
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding    (27,541)    (37,988)     (48,014)      (42,830)       (7,688)        (27,974)
Beginning units                             180,504     310,363      173,217       222,143       167,377         303,267
                                            -------     -------      -------       -------       -------         -------
Ending units                                152,963     272,375      125,203       179,313       159,689         275,293
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.77%
  (3):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0      (3,663)           0             0             0            (149)
    Units transferred                             0       7,817            0             0             0          (5,224)
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0       4,154            0             0             0          (5,373)
Beginning units                                   0      79,823            0             0             0          17,094
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0      83,977            0             0             0          11,721
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.80%:
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.95%:
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.97%
  (4):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======

                                                         MFS
                                                     Massachusetts     MFS                     Putnam
                                            Marsico   Investors      Mid-Cap        MFS        Growth       Real
                                            Growth       Trust       Growth    Total Return   Voyager     Estate
                                          Portfolio    Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                                          (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                          ---------  -------------  ---------  ------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.72%
  (4):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.77%
  (7):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.77%
  (2):
    Units sold                               1,426        (3,849)       5,791          885       2,675        627
    Units redeemed                         (33,464)      (26,965)     (25,175)     (47,091)     (3,845)    (7,103)
    Units transferred                      179,141       (26,121)     (50,668)      16,651      (9,042)    11,836
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding   147,103       (56,935)     (70,052)     (29,555)    (10,212)     5,360
Beginning units                            478,074       236,783      649,002      848,211     120,024     85,154
                                           -------       -------      -------      -------     -------     ------
Ending units                               625,177       179,848      578,950      818,656     109,812     90,514
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.77%
  (3):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0        (1,269)      (5,046)      (6,021)     (1,308)         0
    Units transferred                            0        (3,842)       8,141       13,823      (5,745)         0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0        (5,111)       3,095        7,802      (7,053)         0
Beginning units                                  0        14,253       72,232       78,829      48,551          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0         9,142       75,327       86,631      41,498          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.80%:
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.95%:
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.97%
  (4):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2004.

                                             SunAmerica               Telecom    Worldwide   Aggressive   Alliance  Blue Chip
                                              Balanced   Technology   Utility   High Income    Growth     Growth      Growth
                                              Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 1)    (Class 1)  (Class 1)   (Class 1)   (Class 2)   (Class 2)  (Class 2)
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0          0            0           0          0          0
     Units redeemed                                   0           0          0            0           0          0          0
     Units transferred                                0           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0          0          0
Beginning units                                       0           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0           0          0            0           0        334          0
     Units redeemed                                   0           0          0            0           0       (879)         0
     Units transferred                                0           0          0            0           0      1,937          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0      1,392          0
Beginning units                                       0           0          0            0           0     12,587          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     13,979          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0           0          0            0      56,784    282,107    161,580
     Units redeemed                                   0           0          0            0     (32,581)   (84,452)   (99,505)
     Units transferred                                0           0          0            0     (63,109)    15,567    (42,322)
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0     (38,906)   213,222     19,753
Beginning units                                       0           0          0            0     731,827  1,637,738  1,528,664
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0     692,921  1,850,960  1,548,417
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  91,588     193,750     21,823       19,810           0          0          0
     Units redeemed                          (1,555,175) (1,791,740)  (454,656)    (665,845)          0          0          0
     Units transferred                         (993,798) (4,461,075)    21,755      (85,895)          0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding     (2,457,385) (6,059,065)  (411,078)    (731,930)          0          0          0
Beginning units                              14,383,520  16,449,126  3,889,112    4,387,261           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                 11,926,135  10,390,061  3,478,034    3,655,331           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      52           0          0            0           0          0          0
     Units redeemed                              (5,932)          0          0            0           0          0          0
     Units transferred                           (1,157)          0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding         (7,037)          0          0            0           0          0          0
Beginning units                                  83,916           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                     76,879           0          0            0           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0           0          0            0          15        103        774
     Units redeemed                                   0           0          0            0      (1,131)    (1,711)    (2,155)
     Units transferred                                0           0          0            0       4,043     (4,481)     1,375
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0       2,927     (6,089)        (6)
Beginning units                                       0           0          0            0      18,611     46,634     75,885
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0      21,538     40,545     75,879
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0           0          0            0           0          0          0
     Units redeemed                                   0           0          0            0           0       (501)         0
     Units transferred                                0           0          0            0           0       (150)         0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0       (651)         0
Beginning units                                       0           0          0            0           0     11,783          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     11,132          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0          0            0           0      1,060          0
     Units redeemed                                   0           0          0            0           0       (931)         0
     Units transferred                                0           0          0            0           0      3,490          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0      3,619          0
Beginning units                                       0           0          0            0           0     12,084          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     15,703          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========

                                                                      Davis                            Federated
                                                Cash     Corporate   Venture    "Dogs" of   Emerging   American    Foreign
                                             Management     Bond      Value    Wall Street   Markets    Leaders     Value
                                              Portfolio  Portfolio  Portfolio   Portfolio   Portfolio  Portfolio  Portfolio
                                              (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0          0      2,188            0          0          0          0
     Units redeemed                                   0          0     (3,156)           0          0          0          0
     Units transferred                                0          0      2,349            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0      1,381            0          0          0          0
Beginning units                                       0          0     35,223            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0     36,604            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 820,044    347,460    748,847      184,453     97,239     77,070  1,124,530
     Units redeemed                            (496,157)  (136,613)  (246,528)     (48,337)   (35,744)   (36,568)  (101,625)
     Units transferred                         (165,814)   136,904    351,778       38,429    281,413     29,108    572,725
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding        158,073    347,751    854,097      174,545    342,908     69,610  1,595,630
Beginning units                               2,637,821  2,117,339  4,093,742    1,194,069    573,616    749,166  1,906,290
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                  2,795,894  2,465,090  4,947,839    1,368,614    916,524    818,776  3,501,920
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  23,922        338      1,910          427        199        569         61
     Units redeemed                             (35,555)   (11,050)    (6,011)        (380)      (473)    (1,277)    (5,206)
     Units transferred                          (27,273)    12,402      3,945       (5,359)    (1,596)     2,202      9,233
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding        (38,906)     1,690       (156)      (5,312)    (1,870)     1,494      4,088
Beginning units                                 231,783    114,921    125,520       29,415     25,229     47,623     47,040
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                    192,877    116,611    125,364       24,103     23,359     49,117     51,128
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0          0        203            0          0          0          0
     Units redeemed                                   0          0        (76)           0          0          0          0
     Units transferred                                0          0      2,455            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0      2,582            0          0          0          0
Beginning units                                       0          0      7,953            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0     10,535            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========

                                                                   Goldman
                                              Global     Global     Sachs     Growth-      Growth
                                               Bond    Equities   Research    Income    Opportunities
                                            Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
                                            (Class 2)  (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                            ---------  ---------  ---------  ---------  -------------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0          0          0          0              0
     Units transferred                              0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0          0          0          0              0
Beginning units                                     0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0          0          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.40%:
     Units sold                                     0      3,642          0          0              0
     Units redeemed                                 0       (372)         0          0              0
     Units transferred                              0      5,789          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0      9,059          0          0              0
Beginning units                                     0     12,854          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0     21,913          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               121,902     24,139     27,164     57,133        115,351
     Units redeemed                           (42,513)   (25,440)   (22,887)   (65,898)       (34,046)
     Units transferred                        (24,131)   (94,369)    (5,038)  (108,672)      (157,010)
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding       55,258    (95,670)      (761)  (117,437)       (75,705)
Beginning units                               553,965    536,533    647,719  1,122,738      1,061,933
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                  609,223    440,863    646,958  1,005,301        986,228
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0          0          0          0              0
     Units transferred                              0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0          0          0          0              0
Beginning units                                     0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0          0          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0          0          0          0              0
     Units transferred                              0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0          0          0          0              0
Beginning units                                     0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0          0          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   951        163          0        729            529
     Units redeemed                              (798)      (860)    (1,476)    (2,567)          (261)
     Units transferred                          5,737     (2,679)      (125)    (1,349)       (16,387)
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding        5,890     (3,376)    (1,601)    (3,187)       (16,119)
Beginning units                                33,363     32,591     34,027     50,386         39,571
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                   39,253     29,215     32,426     47,199         23,452
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                     0      1,288          0          0              0
     Units redeemed                                 0        (16)         0          0              0
     Units transferred                              0        919          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0      2,191          0          0              0
Beginning units                                     0      1,028          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0      3,219          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0       (140)         0          0              0
     Units transferred                              0      4,957          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0      4,817          0          0              0
Beginning units                                     0      4,811          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0      9,628          0          0              0
                                            =========  =========  =========  =========  =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING(continued)
        ---------------------------------------

For the year ended December 31, 2004.

                                             SunAmerica               Telecom    Worldwide   Aggressive  Alliance  Blue Chip
                                              Balanced   Technology   Utility   High Income    Growth     Growth    Growth
                                              Portfolio   Portfolio  Portfolio   Portfolio    Portfolio  Portfolio Portfolio
                                              (Class 1)   (Class 1)  (Class 1)   (Class 1)    (Class 2)  (Class 2) (Class 2)
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0           0          0            0           0          0         0
      Units redeemed                                  0           0          0            0           0          0         0
      Units transferred                               0           0          0            0           0        337         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0           0        337         0
Beginning units                                       0           0          0            0           0      3,449         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0           0      3,786         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0           0          0            0       1,235        470     1,013
      Units redeemed                                  0           0          0            0      (1,002)    (1,610)   (5,178)
      Units transferred                               0           0          0            0      11,923     (2,865)    6,198
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0      12,156     (4,005)    2,033
Beginning units                                       0           0          0            0      39,914     82,637    87,678
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0      52,070     78,632    89,711
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                      0           0          0            0       3,713     16,884    10,513
      Units redeemed                                  0           0          0            0      (6,189)   (22,959)  (14,154)
      Units transferred                               0           0          0            0     (11,453)    11,143       981
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0     (13,929)     5,068    (2,660)
Beginning units                                       0           0          0            0     131,697    338,862   335,745
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0     117,768    343,930   333,085
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                  1,924         996          0            0           0          0         0
      Units redeemed                            (29,228)    (35,610)    (3,369)      (2,931)          0          0         0
      Units transferred                         (25,511)    (64,278)     2,900         (288)          0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding        (52,815)    (98,892)      (469)      (3,219)          0          0         0
Beginning units                                 167,155     542,405     55,462       31,142           0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                    114,340     443,513     54,993       27,923           0          0         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0           0          0            0           0          0         0
      Units redeemed                             (4,087)          0          0            0           0          0         0
      Units transferred                             777           0          0            0           0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding         (3,310)          0          0            0           0          0         0
Beginning units                                  33,477           0          0            0           0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                     30,167           0          0            0           0          0         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.80%:
      Units sold                                      0           0          0            0           0        162         0
      Units redeemed                                  0           0          0            0           0     (3,210)        0
      Units transferred                               0           0          0            0           0      7,201         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0           0      4,153         0
Beginning units                                       0           0          0            0           0     11,951         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0           0     16,104         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.95%:
      Units sold                                      0           0          0            0           0          0         0
      Units redeemed                                  0           0          0            0           0       (334)        0
      Units transferred                               0           0          0            0           0        127         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0           0       (207)        0
Beginning units                                       0           0          0            0           0      3,284         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0           0      3,077         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0           0          0            0           0        278         0
      Units redeemed                                  0           0          0            0          (1)      (105)       (3)
      Units transferred                               0           0          0            0      (1,421)        18      (427)
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0      (1,422)       191      (430)
Beginning units                                       0           0          0            0       3,358     16,914    11,552
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0       1,936     17,105    11,122
                                             ==========  ==========  =========  ===========  ==========  ========= =========

                                                                     Davis                           Federated
                                                Cash     Corporate   Venture   "Dogs" of  Emerging   American    Foreign   Global
                                             Management    Bond       Value   Wall Street  Markets    Leaders     Value     Bond
                                              Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio Portfolio
                                              (Class 2)  (Class 2)  (Class 2)   (Class 2) (Class 2)  (Class 2)  (Class 2) (Class 2)
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                  1,551      3,054      5,726       4,909     2,140      1,749      1,474     2,516
      Units redeemed                            (42,197)    (7,162)    (9,295)     (1,016)   (2,141)    (2,633)    (3,567)   (3,183)
      Units transferred                          61,405    (23,510)     3,368       3,025    (1,858)    (6,067)    12,312     5,943
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding         20,759    (27,618)      (201)      6,918    (1,859)    (6,951)    10,219     5,276
Beginning units                                 224,746    166,697    233,793      51,762    33,870     60,118     41,232    51,225
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                    245,505    139,079    233,592      58,680    32,011     53,167     51,451    56,501
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                131,572     20,036     39,349       8,511     3,577      6,178     72,458     9,788
      Units redeemed                           (153,879)   (46,392)   (53,759)    (10,367)  (39,705)   (23,619)    (6,710)   (2,838)
      Units transferred                         (14,129)    (5,299)    29,979     (12,281)   85,449     17,058     80,299     4,974
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding        (36,436)   (31,655)    15,569     (14,137)   49,321       (383)   146,047    11,924
Beginning units                                 559,161    448,937    852,752     340,641   158,205    251,039    202,933    93,319
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                    522,725    417,282    868,321     326,504   207,526    250,656    348,980   105,243
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.80%:
      Units sold                                      0          0        267           0         0          0          0         0
      Units redeemed                                  0          0     (1,361)          0         0          0          0         0
      Units transferred                               0          0        288           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0       (806)          0         0          0          0         0
Beginning units                                       0          0     10,169           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0      9,363           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.95%:
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                  1,502          0        667           0     5,053        311        119         0
      Units redeemed                             (7,030)      (158)    (1,956)       (545)      (39)      (579)        (2)     (150)
      Units transferred                          (6,437)    (1,193)     5,312         629      (806)    (2,089)     4,643      (106)
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding        (11,965)    (1,351)     4,023          84     4,208     (2,357)     4,760      (256)
Beginning units                                  42,697     41,821     43,993      21,541    18,312     15,510        664    13,928
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                     30,732     40,470     48,016      21,625    22,520     13,153      5,424    13,672
                                             ==========  =========  ========= =========== =========  =========  ========= =========

                                                        Goldman
                                              Global    Sachs      Growth-     Growth
                                             Equities  Research     Income  Opportunities
                                             Portfolio Portfolio  Portfolio   Portfolio
                                             (Class 2) (Class 2)  (Class 2)  (Class 2)
                                             --------- ---------  --------- -------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                    71         0          0             0
      Units redeemed                                (1)        0          0             0
      Units transferred                            416         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding           486         0          0             0
Beginning units                                      6         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                       492         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.72% (4):
      Units sold                                 2,009     3,841      7,263            11
      Units redeemed                            (1,274)   (1,845)    (4,590)         (537)
      Units transferred                         (7,872)     (873)    (2,063)      (36,797)
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding        (7,137)    1,123        610       (37,323)
Beginning units                                 42,620    50,998    126,250        75,659
                                             --------- ---------  --------- -------------
Ending units                                    35,483    52,121    126,860        38,336
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.77% (7):
      Units sold                                 1,988     6,551      1,576         5,116
      Units redeemed                           (21,198)   (7,253)   (20,298)      (12,247)
      Units transferred                         (4,920)  (13,753)   (10,647)          799
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding       (24,130)  (14,455)   (29,369)       (6,332)
Beginning units                                134,551   151,843    275,583       205,334
                                             --------- ---------  --------- -------------
Ending units                                   110,421   137,388    246,214       199,002
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.77% (2):
      Units sold                                     0         0          0             0
      Units redeemed                                 0         0          0             0
      Units transferred                              0         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding             0         0          0             0
Beginning units                                      0         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                         0         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.77% (3):
      Units sold                                     0         0          0             0
      Units redeemed                                 0         0          0             0
      Units transferred                              0         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding             0         0          0             0
Beginning units                                      0         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                         0         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.80%:
      Units sold                                     0         0          0             0
      Units redeemed                              (148)        0          0             0
      Units transferred                            (17)        0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding          (165)        0          0             0
Beginning units                                  5,787         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                     5,622         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.95%:
      Units sold                                     0         0          0             0
      Units redeemed                              (420)        0          0             0
      Units transferred                             21         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding          (399)        0          0             0
Beginning units                                    764         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                       365         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     0       790         98             0
      Units redeemed                                (7)     (585)      (923)         (308)
      Units transferred                           (209)    1,147     (2,170)       (3,856)
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding          (216)    1,352     (2,995)       (4,164)
Beginning units                                  5,040    16,110     27,774        12,734
                                             --------- ---------  --------- -------------
Ending units                                     4,824    17,462     24,779         8,570
                                             ========= =========  ========= =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                                                                   MFS
                                                        International International           Massachusetts    MFS
                                             High-Yield  Diversified      Growth     Marsico    Investors    Mid-Cap  MFS Total
                                                Bond       Equities      & Income    Growth       Trust      Growth     Return
                                             Portfolio    Portfolio     Portfolio   Portfolio   Portfolio   Portfolio Portfolio
                                             (Class 2)    (Class 2)     (Class 2)   (Class 2)   (Class 2)   (Class 2) (Class 2)
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0             0             0         0             0         0         0
      Units redeemed                                  0             0             0         0             0         0         0
      Units transferred                               0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0         0         0
Beginning units                                       0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0         0         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                      0             0             0         0             0     2,565         0
      Units redeemed                                  0             0             0         0             0    (2,520)        0
      Units transferred                               0             0             0         0             0    10,466         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0    10,511         0
Beginning units                                       0             0             0         0             0    57,960         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0    68,471         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                177,706     1,161,929       168,294   432,543       145,276   471,597   288,723
      Units redeemed                           (160,085)     (123,352)      (91,085) (231,218)      (58,327) (168,217) (278,541)
      Units transferred                         (96,918)      458,717       141,280    26,077       (18,119)  (38,643)   12,375
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding        (79,297)    1,497,294       218,489   227,402        68,830   264,737    22,557
Beginning units                               1,922,576     2,141,873     1,578,461 3,374,608     1,051,056 3,502,952 4,581,497
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                  1,843,279     3,639,167     1,796,950 3,602,010     1,119,886 3,767,689 4,604,054
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0             0             0         0             0         0         0
      Units redeemed                                  0             0             0         0             0         0         0
      Units transferred                               0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0         0         0
Beginning units                                       0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0         0         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0             0             0         0             0         0         0
      Units redeemed                                  0             0             0         0             0         0         0
      Units transferred                               0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0         0         0
Beginning units                                       0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0         0         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    218           765           225         0            10       554       972
      Units redeemed                             (5,289)       (3,887)       (2,636)        0        (1,013)   (5,463)   (9,846)
      Units transferred                           3,387         3,407         7,678         0         3,358    (9,916)   (3,701)
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding         (1,684)          285         5,267         0         2,355   (14,825)  (12,575)
Beginning units                                  59,297        46,628        89,903         0        22,784   174,593   195,589
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                     57,613        46,913        95,170         0        25,139   159,768   183,014
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0             0             0         0             0     2,080         0
      Units redeemed                                  0             0             0         0             0      (379)        0
      Units transferred                               0             0             0         0             0     8,523         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0    10,224         0
Beginning units                                       0             0             0         0             0    15,551         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0    25,775         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0             0             0         0             0     4,522         0
      Units redeemed                                  0             0             0         0             0    (3,228)        0
      Units transferred                               0             0             0         0             0     3,881         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0     5,175         0
Beginning units                                       0             0             0         0             0    32,405         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0    37,580         0
                                             ========== ============= ============= ========= ============= ========= =========

                                              Putnam
                                             Growth:      Real   Small & Mid SunAmerica             Telecom   Worldwide  Aggressive
                                             Voyager     Estate   Cap Value   Balanced  Technology  Utility  High Income   Growth
                                            Portfolio  Portfolio  Portfolio   Portfolio  Portfolio Portfolio  Portfolio   Portfolio
                                            (Class 2)  (Class 2)  (Class 2)   (Class 2)  (Class 2) (Class 2)  (Class 2)   (Class 3)
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                    0          0           0          0          0         0           0          0
      Units redeemed                                0          0           0          0          0         0           0          0
      Units transferred                             0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0          0         0           0          0
Beginning units                                     0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0          0         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                    0          0           0          0     21,925         0           0          0
      Units redeemed                                0          0           0          0     (1,877)        0           0          0
      Units transferred                             0          0           0          0    (19,547)        0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0        501         0           0          0
Beginning units                                     0          0           0          0     72,512         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0     73,013         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               14,312    143,699     711,903     90,428    334,785    22,162      70,559    104,757
      Units redeemed                          (25,245)   (48,377)    (74,491)   (63,077)  (246,214)  (15,077)    (21,207)    (8,155)
      Units transferred                       (82,966)    51,735     511,594    (46,889)  (233,804)    8,236     (14,987)    65,415
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding      (93,899)   147,057   1,149,006    (19,538)  (145,233)   15,321      34,365    162,017
Beginning units                               500,541    941,145   1,255,079  1,121,347  2,920,168   166,343     297,354    142,870
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                  406,642  1,088,202   2,404,085  1,101,809  2,774,935   181,664     331,719    304,887
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    0          0           0          0          0         0           0          0
      Units redeemed                                0          0           0          0          0         0           0          0
      Units transferred                             0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0          0         0           0          0
Beginning units                                     0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0          0         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                    0          0           0          0          0         0           0          0
      Units redeemed                                0          0           0          0          0         0           0          0
      Units transferred                             0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0          0         0           0          0
Beginning units                                     0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0          0         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    0        818         106         82      1,030         0           0     27,491
      Units redeemed                             (567)    (2,622)     (3,581)    (4,316)    (1,904)        0           0       (548)
      Units transferred                            53     (1,415)      6,451        160     (4,834)        0           0      7,155
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding         (514)    (3,219)      2,976     (4,074)    (5,708)        0           0     34,098
Beginning units                                12,394     54,727      74,800     27,885     53,642         0           0     17,675
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                   11,880     51,508      77,776     23,811     47,934         0           0     51,773
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                    0          0           0          0     13,250         0           0          0
      Units redeemed                                0          0           0          0        (10)        0           0          0
      Units transferred                             0          0           0          0     11,402         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0     24,642         0           0          0
Beginning units                                     0          0           0          0     10,821         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0     35,463         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                    0          0           0          0     16,535         0           0          0
      Units redeemed                                0          0           0          0    (24,933)        0           0          0
      Units transferred                             0          0           0          0    (19,248)        0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0    (27,646)        0           0          0
Beginning units                                     0          0           0          0    108,814         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0     81,168         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========

                                             Alliance  Blue Chip    Cash    Corporate
                                              Growth    Growth   Management    Bond
                                             Portfolio Portfolio  Portfolio Portfolio
                                             (Class 3) (Class 3)  (Class 3) (Class 3)
                                             --------- --------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.40%:
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               588,772   277,296  2,435,607   969,202
      Units redeemed                           (48,580)  (24,654)  (549,370)  (90,077)
      Units transferred                        257,641    84,987    200,854   620,941
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding       797,833   337,629  2,087,091 1,500,066
Beginning units                                594,385   414,391  2,514,514   946,263
                                             --------- --------- ---------- ---------
Ending units                                 1,392,218   752,020  4,601,605 2,446,329
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                               184,063   176,060  1,265,024   523,597
      Units redeemed                            (7,065)   (4,819)  (213,309)  (19,119)
      Units transferred                         40,572   (75,589)  (356,280)  133,513
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding       217,570    95,652    695,435   637,991
Beginning units                                 51,000    29,522    433,066   195,111
                                             --------- --------- ---------- ---------
Ending units                                   268,570   125,174  1,128,501   833,102
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

       5. CHANGES IN UNITS OUTSTANDING (continued)
          ----------------------------------------

For the year ended December 31, 2004.

                                                                                                    MFS
                                                          International  International           Massachusetts    MFS
                                               High-Yield   Diversified     Growth      Marsico   Investors     Mid-Cap
                                                  Bond       Equities     and Income     Growth     Trust       Growth
                                               Portfolio     Portfolio    Portfolio    Portfolio  Portfolio    Portfolio
                                               (Class 2)     (Class 2)     (Class 2)   (Class 2)  (Class 2)    (Class 2)
                                               ---------- ------------- -------------- --------- ------------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0       (922)
      Units transferred                                 0             0              0         0             0     (4,679)
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0     (5,601)
Beginning units                                         0             0              0         0             0     14,080
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0      8,479
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                    3,819         9,760          1,296         0           126     11,581
      Units redeemed                               (5,378)       (6,287)        (4,011)        0        (1,204)   (11,344)
      Units transferred                           (12,850)       (3,891)         5,301         0         8,196    (32,732)
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding          (14,409)         (418)         2,586         0         7,118    (32,495)
Beginning units                                    99,620       115,474         96,100         0        49,996    263,323
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                       85,211       115,056         98,686         0        57,114    230,828
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                    8,676        68,708          7,140    30,041        12,490     35,583
      Units redeemed                              (46,014)      (12,170)       (29,390)  (68,326)      (15,839)   (45,175)
      Units transferred                           (32,010)       94,678         29,381   (31,014)      (19,619)    32,449
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding          (69,348)      151,216          7,131   (69,299)      (22,968)    22,857
Beginning units                                   360,785       299,318        339,767   808,647       259,635    710,087
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                      291,437       450,534        346,898   739,348       236,667    732,944
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0          0
      Units transferred                                 0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0          0
Beginning units                                         0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0          0
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0          0
      Units transferred                                 0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0          0
Beginning units                                         0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0          0
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.80%:
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0     (6,861)
      Units transferred                                 0             0              0         0             0     14,820
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0      7,959
Beginning units                                         0             0              0         0             0     60,126
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0     68,085
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.95%:
      Units sold                                        0             0              0         0             0          3
      Units redeemed                                    0             0              0         0             0     (1,000)
      Units transferred                                 0             0              0         0             0      1,722
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0        725
Beginning units                                         0             0              0         0             0      9,886
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0     10,611
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                    1,071           241          2,919         0            35      5,006
      Units redeemed                               (3,271)         (112)          (377)        0           (81)    (1,393)
      Units transferred                            (4,154)        5,027          1,459         0           120     (2,366)
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding           (6,354)        5,156          4,001         0            74      1,247
Beginning units                                    96,293        15,988         24,965         0         6,749     57,794
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                       89,939        21,144         28,966         0         6,823     59,041
                                               ========== ============= ============== ========= ============= ==========

                                                           Putnam
                                               MFS Total   Growth     Real    Small & Mid SunAmerica             Telecom
                                                 Return    Voyager   Estate    Cap Value   Balanced  Technology  Utility
                                               Portfolio  Portfolio Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                               (Class 2)  (Class 2) (Class 2)   (Class 2)  (Class 2)  (Class 2) (Class 2)
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0       (138)        0
      Units transferred                                0          0         0           0          0     11,283         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0     11,145         0
Beginning units                                        0          0         0           0          0     29,781         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0     40,926         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                   5,823         86     3,489         765         87          0         0
      Units redeemed                             (15,354)      (909)   (5,004)     (2,358)    (3,554)    (6,374)        0
      Units transferred                            4,168     (2,138)  (14,484)     31,936      1,531    (13,202)        0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding          (5,363)    (2,961)  (15,999)     30,343     (1,936)   (19,576)        0
Beginning units                                  334,209     35,477    98,058      33,463     61,535     57,027         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                     328,846     32,516    82,059      63,806     59,599     37,451         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                  12,726      1,616     6,108      52,451      2,956     21,435       446
      Units redeemed                             (59,014)    (5,372)  (20,162)    (22,171)   (24,109)   (62,968)   (5,357)
      Units transferred                           (7,384)    (1,874)   32,110     127,047     (1,742)    51,119    38,206
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding         (53,672)    (5,630)   18,056     157,327    (22,895)     9,586    33,295
Beginning units                                  875,773     87,989   261,899     181,760    289,931  1,020,699    63,586
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                     822,101     82,359   279,955     339,087    267,036  1,030,285    96,881
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0          0         0
      Units transferred                                0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0          0         0
Beginning units                                        0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0          0         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0          0         0
      Units transferred                                0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0          0         0
Beginning units                                        0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0          0         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.80%:
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0       (620)        0
      Units transferred                                0          0         0           0          0      2,058         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0      1,438         0
Beginning units                                        0          0         0           0          0     62,519         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0     63,957         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.95%:
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0     (3,675)        0
      Units transferred                                0          0         0           0          0     37,651         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0     33,976         0
Beginning units                                        0          0         0           0          0      4,969         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0     38,945         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     503        314       593          26      1,853          0         0
      Units redeemed                              (2,739)       (68)     (784)        (55)      (481)        (3)        0
      Units transferred                           (1,670)        81        (5)      6,829       (342)    (4,584)        0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding          (3,906)       327      (196)      6,800      1,030     (4,587)        0
Beginning units                                   91,229      8,021    18,350       6,862     30,500     17,896         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                      87,323      8,348    18,154      13,662     31,530     13,309         0
                                               =========  ========= ========= =========== ========== ========== =========

                                                Worldwide  Aggressive Alliance  Blue Chip    Cash    Corporate
                                               High Income   Growth    Growth     Growth  Management    Bond
                                                Portfolio  Portfolio  Portfolio Portfolio  Portfolio Portfolio
                                                (Class 2)  (Class 3)  (Class 3) (Class 3)  (Class 3) (Class 3)
                                               ----------- ---------- --------- --------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                         0     32,242   335,984   412,327  1,475,699   765,869
      Units redeemed                                     0       (397)  (10,300)  (12,691)  (458,916)  (37,522)
      Units transferred                                  0      2,648    70,203  (174,467)  (107,038)  212,386
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0     34,493   395,887   225,169    909,745   940,733
Beginning units                                          0     28,346   136,350   113,495  1,193,648   349,624
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0     62,839   532,237   338,664  2,103,393 1,290,357
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                     5,391     14,018    56,259    36,705    247,259   107,415
      Units redeemed                                (5,810)    (3,089)   (5,242)   (1,924)   (20,875)   (8,616)
      Units transferred                             16,425      6,006    32,860    12,497    (87,088)   46,458
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding            16,006     16,935    83,877    47,278    139,296   145,257
Beginning units                                     51,052     28,027    69,502    40,274    261,745   149,828
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                        67,058     44,962   153,379    87,552    401,041   295,085
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.80%:
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.95%:
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                         0     12,384    25,460    30,944    120,979    59,722
      Units redeemed                                     0       (102)   (1,342)     (236)    (6,959)   (2,609)
      Units transferred                                  0     13,345    12,177    (6,844)  (179,950)   26,669
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0     25,627    36,295    23,864    (65,930)   83,782
Beginning units                                          0      3,476    27,420     2,662    189,529    31,356
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0     29,103    63,715    26,526    123,599   115,138
                                               =========== ========== ========= ========= ========== =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

       5. CHANGES IN UNITS OUTSTANDING (continued)
          ----------------------------------------

For the year ended December 31, 2004.

                                               Davis                          Federated                                Goldman
                                              Venture   "Dogs" of   Emerging  American   Foreign   Global     Global    Sachs
                                               Value   Wall Street  Markets    Leaders    Value     Bond     Equities Research
                                             Portfolio   Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio
                                             (Class 3)   (Class 3) (Class 3)  (Class 3) (Class 3) (Class 3) (Class 3) (Class 3)
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                             1,535,092     116,017   180,540    233,091 2,356,931   191,327    42,739         0
      Units redeemed                          (141,295)    (11,860)  (10,045)   (14,645) (203,347)  (14,401)   (3,865)        0
      Units transferred                        842,659      50,877    99,048    177,437   840,613    71,028     6,983         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding     2,236,456     155,034   269,543    395,883 2,994,197   247,954    45,857         0
Beginning units                              1,725,141     263,040   186,478    226,851 2,457,488   255,534    73,506         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                 3,961,597     418,074   456,021    622,734 5,451,685   503,488   119,363         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     0           0         0          0    42,198         0         0         0
      Units redeemed                                 0           0         0          0   (73,084)        0         0         0
      Units transferred                              0           0         0          0 1,255,733         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0 1,224,847         0         0         0
Beginning units                                      0           0         0          0   356,089         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0 1,580,936         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                               498,711     122,155   121,340    244,725   862,472    87,066    65,881    12,727
      Units redeemed                           (17,371)     (3,570)   (2,097)    (5,266)  (28,561)   (7,816)   (2,297)      (27)
      Units transferred                        136,263      22,630    13,128     98,490   132,732    18,058    17,619    20,849
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding       617,603     141,215   132,371    337,949   966,643    97,308    81,203    33,549
Beginning units                                171,023     120,938    16,101     70,669   268,867    65,932    22,810     9,103
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                   788,626     262,153   148,472    408,618 1,235,510   163,240   104,013    42,652
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========

                                                                                 International International
                                               Growth-       Growth   High-Yield  Diversified      Growth     Marsico
                                                Income  Opportunities   Bond       Equities       & Income     Growth
                                              Portfolio     Portfolio Portfolio   Portfolio      Portfolio   Portfolio
                                              (Class 3)     (Class 3)  (Class 3)  (Class 3)      (Class 3)   (Class 3)
                                              --------- ------------- ---------- ------------- ------------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                 62,435       128,409    395,749     2,528,947       267,323   484,023
      Units redeemed                            (12,846)      (12,277)   (54,952)     (192,136)      (35,670)  (43,476)
      Units transferred                          60,599        (8,932)   115,658       738,167       213,791   254,374
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding        110,188       107,200    456,455     3,074,978       445,444   694,921
Beginning units                                 231,147       269,627    711,066     2,207,499       650,380   918,446
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                    341,335       376,827  1,167,521     5,282,477     1,095,824 1,613,367
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                 51,361        52,039    233,239       705,332       156,695    22,597
      Units redeemed                             (1,805)       (1,572)   (31,797)      (18,233)       (9,144)     (515)
      Units transferred                          31,661       (26,900)    18,167       105,235       159,876     4,499
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding         81,217        23,567    219,609       792,334       307,427    26,581
Beginning units                                  19,569        18,972    169,593       197,653        94,383    19,430
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                    100,786        42,539    389,202       989,987       401,810    46,011
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========

                                                 MFS
                                             Massachusetts    MFS               Putnam
                                              Investors     Mid-Cap  MFS Total  Growth:     Real
                                                Trust        Growth   Return    Voyager    Estate
                                              Portfolio    Portfolio Portfolio Portfolio Portfolio
                                              (Class 3)    (Class 3) (Class 3) (Class 3) (Class 3)
                                             ------------- --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                   311,311 1,026,836   877,768    35,979   338,043
      Units redeemed                               (54,916) (100,258) (108,651)   (4,581)  (22,325)
      Units transferred                            163,492   228,945   489,434   (19,247)  112,768
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding           419,887 1,155,523 1,258,551    12,151   428,486
Beginning units                                    545,587 1,733,813 1,504,371    91,097   337,696
                                             ------------- --------- --------- --------- ---------
Ending units                                       965,474 2,889,336 2,762,922   103,248   766,182
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                   101,625   351,279   510,514     7,036   128,020
      Units redeemed                                (3,378)  (11,217)  (30,523)     (566)   (3,077)
      Units transferred                             16,963   (22,046)  100,872    (4,685)   (1,655)
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding           115,210   318,016   580,863     1,785   123,288
Beginning units                                     42,043   182,200   117,387    12,618    46,205
                                             ------------- --------- --------- --------- ---------
Ending units                                       157,253   500,216   698,250    14,403   169,493
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
     Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum I

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)
   ----------------------------------------

For the year ended December 31, 2004.

                                                                                         Federated
                                                   Davis       "Dogs" of     Emerging     American     Foreign      Global
                                               Venture Value   Wall Street    Markets      Leaders      Value        Bond
                                                 Portfolio      Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                 (Class 3)      (Class 3)    (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                               -------------   -----------   ----------  ----------   ----------   ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      945,381       135,660       86,667     375,665    1,514,546      141,007
     Units redeemed                                  (55,863)      (11,938)     (27,194)    (15,120)     (52,678)     (14,945)
     Units transferred                               284,212        91,227       51,256     135,516      296,683       36,257
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding           1,173,730       214,949      110,729     496,061    1,758,551      162,319
Beginning units                                      477,327       112,425       33,017     147,282      614,436       73,716
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                       1,651,057       327,374      143,746     643,343    2,372,987      236,035
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      137,606         4,785       37,775      34,145      287,599       18,695
     Units redeemed                                  (14,172)       (1,605)      (5,159)     (1,553)     (26,177)      (6,481)
     Units transferred                                92,331        (2,120)      16,896      26,070      108,460        2,890
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding             215,765         1,060       49,512      58,662      369,882       15,104
Beginning units                                      262,216        66,688       42,556      27,080      361,907       37,002
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                         477,981        67,748       92,068      85,742      731,789       52,106
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                            0             0            0           0        1,650            0
     Units redeemed                                        0             0            0           0         (501)           0
     Units transferred                                     0             0            0           0       26,814            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0       27,963            0
Beginning units                                            0             0            0           0        2,169            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0       30,132            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       77,341        29,832       41,328      33,915      155,819       14,933
     Units redeemed                                   (3,452)          (49)        (249)       (803)      (5,933)         (35)
     Units transferred                                33,397        15,053      154,951       2,132       42,014        8,880
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding             107,286        44,836      196,030      35,244      191,900       23,778
Beginning units                                       54,820         3,319        1,324       7,397      100,847        5,655
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                         162,106        48,155      197,354      42,641      292,747       29,433
                                               =============   ===========   ==========  ==========   ==========   ==========

                                                             Goldman                                             International
                                                  Global      Sachs      Growth-    Growth       High-Yield       Diversified
                                                 Equities   Research     Income   Opportunities      Bond          Equities
                                                 Portfolio  Portfolio  Portfolio   Portfolio     Portfolio         Portfolio
                                                 (Class 3)  (Class 3)   (Class 3)  (Class 3)      (Class 3)        (Class 3)
                                                 ---------  ---------  ---------  -------------  ----------      -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     94,863     59,820     54,906        135,390     309,387          1,388,881
     Units redeemed                                 (3,930)      (511)    (8,242)        (1,597)   (290,764)          (100,246)
     Units transferred                               6,448     17,902     53,079         15,817      (3,383)           240,572
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding            97,381     77,211     99,743        149,610      15,240          1,529,207
Beginning units                                     69,702     20,555     62,858         53,113     676,213            908,859
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                       167,083     97,766    162,601        202,723     691,453          2,438,066
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      9,290          0      5,685         38,286      51,231            237,141
     Units redeemed                                 (1,062)         0     (1,987)        (2,441)    (11,523)           (20,667)
     Units transferred                              (6,695)         0      4,595          5,958      23,012             82,027
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding             1,533          0      8,293         41,803      62,720            298,501
Beginning units                                     10,826          0     40,091         71,725     148,009            271,169
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                        12,359          0     48,384        113,528     210,729            569,670
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.80%:
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      7,052          0     10,138         47,366      27,598            125,675
     Units redeemed                                    (85)         0       (194)          (589)       (588)            (6,021)
     Units transferred                               9,636        121     (1,088)       (14,263)      1,973             40,284
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding            16,603        121      8,856         32,514      28,983            159,938
Beginning units                                      1,950        460      7,346          1,328      47,810            101,785
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                        18,553        581     16,202         33,842      76,793            261,723
                                                 =========  =========  =========  =============  ==========      =============

                                                                             MFS
                                               International             Massachusetts      MFS                 Putnam
                                                   Growth      Marsico     Investors      Mid-Cap   MFS Total   Growth       Real
                                                 and Income    Growth        Trust        Growth      Return    Voyager     Estate
                                                 Portfolio    Portfolio    Portfolio    Portfolio   Portfolio  Portfolio  Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class 3) (Class 3)  (Class 3)
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      305,643    130,640        208,086     726,813    857,839     20,879    189,647
     Units redeemed                                  (39,735)    (4,355)       (11,884)    (35,479)   (62,280)      (284)   (17,040)
     Units transferred                               366,560     28,130         37,567      32,963    106,391     (4,868)    (7,749)
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding             632,468    154,415        233,769     724,297    901,950     15,727    164,858
Beginning units                                      284,473     63,004        147,935     539,293    392,289     20,509    117,151
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                         916,941    217,419        381,704   1,263,590  1,294,239     36,236    282,009
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       33,431     74,697         52,538     109,404     87,772      1,462     56,339
     Units redeemed                                   (6,484)   (14,057)        (4,902)    (30,609)   (10,129)      (284)    (5,226)
     Units transferred                                42,040     (6,442)        23,174       2,288    160,602     12,362     12,375
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              68,987     54,198         70,810      81,083    238,245     13,540     63,488
Beginning units                                      112,450    290,269         81,535     329,389    198,694     14,803     86,289
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                         181,437    344,467        152,345     410,472    436,939     28,343    149,777
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       20,160      1,726         25,489      63,589     63,125      1,131     32,452
     Units redeemed                                     (265)      (208)        (1,076)     (3,014)    (1,517)        (4)      (818)
     Units transferred                                 5,384        420          2,567      15,570     23,241        219     (8,363)
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              25,279      1,938         26,980      76,145     84,849      1,346     23,271
Beginning units                                       27,307      9,516         13,907      54,490     45,627      2,415      7,501
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                          52,586     11,454         40,887     130,635    130,476      3,761     30,772
                                               =============  =========  =============  ==========  =========  =========  =========

(1) Offered in polaris platinum, polaris protector, and polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING(continued)
         ---------------------------------------

For the year ended December 31, 2004.

                                             Small & Mid   SunAmerica                    Telecom      Worldwide
                                              Cap Value     Balanced    Technology       Utility    High Income      Comstock
                                              Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 3)    (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class II)
                                             -----------   -----------  ------------   -----------  -------------   -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                1,239,233       150,604       857,303             0              0     1,756,123
     Units redeemed                              (90,441)      (24,503)     (107,870)            0              0      (213,322)
     Units transferred                           469,290        20,369       (48,646)            0              0       935,540
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding       1,618,082       146,470       700,787             0              0     2,478,341
Beginning units                                1,434,737       233,498     1,468,722             0              0     4,171,378
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                   3,052,819       379,968     2,169,509             0              0     6,649,719
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                   18,929             0             0             0              0       423,765
     Units redeemed                              (70,609)            0             0             0              0      (685,809)
     Units transferred                         1,199,824             0             0             0              0     2,819,204
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding       1,148,144             0             0             0              0     2,557,160
Beginning units                                  192,827             0             0             0              0     8,080,079
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                   1,340,971             0             0             0              0    10,637,239
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  598,391        88,313       212,973           854          4,400       573,704
     Units redeemed                              (12,044)       (9,980)       (8,091)          (25)        (1,623)      (16,747)
     Units transferred                            92,862        15,561        61,147           (68)         7,452        84,751
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding         679,209        93,894       266,029           761         10,229       641,708
Beginning units                                  204,186        25,176        89,460         1,863          9,538       450,168
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                     883,395       119,070       355,489         2,624         19,767     1,091,876
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0             0             0              0         6,338
     Units redeemed                                    0             0             0             0              0        (4,167)
     Units transferred                                 0             0             0             0              0        34,284
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0        36,455
Beginning units                                        0             0             0             0              0        89,132
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0       125,587
                                             ===========   ===========  ============   ===========  =============   ===========


                                              Emerging     Growth and                 Conservative  Conservative
                                                Growth         Income     Balanced       Balanced      Growth      Equity Income
                                             Portfolio      Portfolio    Portfolio      Portfolio     Portfolio       Fund
                                             (Class II)     (Class II)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             ----------    -----------  ------------  ------------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0              0             0             0              0              0
     Units redeemed                                   0              0             0             0              0              0
     Units transferred                                0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0             0             0              0              0
Beginning units                                       0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0              0       772,132        19,934        205,099         79,318
     Units redeemed                                   0              0      (761,205)      (81,369)      (258,018)      (104,275)
     Units transferred                                0              0     2,235,764       487,153        570,264        204,944
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0     2,246,691       425,718        517,345        179,987
Beginning units                                       0              0     6,791,743     1,109,847      3,102,160      1,611,820
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0     9,038,434     1,535,565      3,619,505      1,791,807
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 201,131      3,218,491         7,040             0         11,154              0
     Units redeemed                             (50,342)      (399,577)     (116,133)            0       (100,337)             0
     Units transferred                          (11,105)     1,462,144        47,287             0        (81,190)             0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding        139,684      4,281,058       (61,806)            0       (170,373)             0
Beginning units                               1,195,811      5,138,254     1,345,761             0      1,034,334              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                  1,335,495      9,419,312     1,283,955             0        863,961              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  35,983        311,304             0             0              0              0
     Units redeemed                             (75,106)      (491,554)            0             0              0              0
     Units transferred                           36,569      1,564,681             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding         (2,554)     1,384,431             0             0              0              0
Beginning units                               1,129,170      5,593,346             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                  1,126,616      6,977,777             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0              0             0             0              0              0
     Units redeemed                                   0              0             0             0              0              0
     Units transferred                                0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0             0             0              0              0
Beginning units                                       0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  39,448        807,972             0             0              0              0
     Units redeemed                              (2,942)       (29,152)            0             0              0              0
     Units transferred                            7,793        102,965             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding         44,299        881,785             0             0              0              0
Beginning units                                  99,452        351,301             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                    143,751      1,233,086             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0              0       239,776        25,164        136,771         22,755
     Units redeemed                                   0              0      (219,767)      (40,817)       (91,874)       (18,054)
     Units transferred                                0              0       713,566        88,314        252,486         12,714
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0       733,575        72,661        297,383         17,415
Beginning units                                       0              0     2,594,516       357,165      1,816,953        313,193
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0     3,328,091       429,826      2,114,336        330,608
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0              0             0             0              0              0
     Units redeemed                                   0              0             0             0              0              0
     Units transferred                                0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0             0             0              0              0
Beginning units                                       0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============

                                                                                             Interna-
                                              Flexible              Growth &                  tional     Mid Cap     Money
                                              Income      Growth     Income       Income      Growth      Stock      Market
                                             Portfolio     Fund       Fund         Fund        Fund       Fund        Fund
                                             (Class 1)   (Class 1)  (Class 1)    (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                 184,651      4,370     24,806        13,348      7,999    12,229       300,309
     Units redeemed                            (323,699)   (14,216)   (46,347)     (121,128)    (1,120)  (24,632)      (63,557)
     Units transferred                          991,604     22,317    180,663        69,491     48,014   191,245      (218,192)
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding        852,556     12,471    159,122       (38,289)    54,893   178,842        18,560
Beginning units                               2,262,614    150,222    574,264     1,063,870     19,405   283,314       559,449
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                  3,115,170    162,693    733,386     1,025,581     74,298   462,156       578,009
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                  52,358        951     19,955           658          0         0        28,012
     Units redeemed                             (72,358)    (1,400)   (16,244)       (7,308)      (766)   (4,179)      (15,703)
     Units transferred                          154,354        568     (8,572)      (48,378)     2,156     1,422       (37,387)
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding        134,354        119     (4,861)      (55,028)     1,390    (2,757)      (25,078)
Beginning units                                 728,476     66,001    432,599       211,232      8,079    57,091       111,605
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                    862,830     66,120    427,738       156,204      9,469    54,334        86,527
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========


(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                             Small & Mid  SunAmerica                Telecom     Worldwide                 Emerging
                                              Cap Value    Balanced   Technology    Utility    High Income   Comstock      Growth
                                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)   (Class II)   (Class II)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0           0           0             0        9,349           0
     Units redeemed                                    0           0           0           0             0         (549)          0
     Units transferred                                 0           0           0           0             0        3,923           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0       12,723           0
Beginning units                                        0           0           0           0             0       35,843           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0       48,566           0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                  995,154     132,283     388,368       3,086        10,411      821,757      87,667
     Units redeemed                              (28,103)     (9,334)    (24,694)         (9)      (24,692)     (47,288)     (7,623)
     Units transferred                           177,654      33,409     (37,174)     (1,317)       26,650      257,156        (483)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding       1,144,705     156,358     326,500       1,760        12,369    1,031,625      79,561
Beginning units                                  368,369      90,194     215,592       1,991        16,266      614,411     159,665
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                   1,513,074     246,552     542,092       3,751        28,635    1,646,036     239,226
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  178,310       7,745      69,315           0             0      162,633      21,503
     Units redeemed                              (24,290)     (1,351)    (18,704)          0             0      (68,024)    (26,711)
     Units transferred                            89,667       2,249     210,146           0             0      166,189      (6,266)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding         243,687       8,643     260,757           0             0      260,798     (11,474)
Beginning units                                  282,420      46,635     223,801           0             0      776,438     238,273
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                     526,107      55,278     484,558           0             0    1,037,236     226,799
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    1,362           0           0           0             0       34,970       4,193
     Units redeemed                                 (801)          0           0           0             0      (27,151)       (995)
     Units transferred                            45,533           0           0           0             0      142,663      22,330
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding          46,094           0           0           0             0      150,482      25,528
Beginning units                                    2,048           0           0           0             0      482,806      75,718
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                      48,142           0           0           0             0      633,288     101,246
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0           0           0             0            0           0
     Units redeemed                                    0           0           0           0             0            0           0
     Units transferred                                 0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0            0           0
Beginning units                                        0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0            0           0
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0           0           0             0            0           0
     Units redeemed                                    0           0           0           0             0            0           0
     Units transferred                                 0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0            0           0
Beginning units                                        0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0            0           0
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0           0           0             0       49,323           0
     Units redeemed                                    0           0           0           0             0       (9,725)          0
     Units transferred                                 0           0           0           0             0      (31,371)          0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0        8,227           0
Beginning units                                        0           0           0           0             0      101,065           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0      109,292           0
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   89,711       7,514      63,801         483            75      144,456      23,531
     Units redeemed                               (3,332)        (81)     (2,838)          0           (30)      (7,711)       (226)
     Units transferred                            51,682       2,181      14,572           0           523       30,481      (1,066)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding         138,061       9,614      75,535         483           568      167,226      22,239
Beginning units                                   65,785       1,846      21,043         610           393      148,948      25,451
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                     203,846      11,460      96,578       1,093           961      316,174      47,690
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========

                                              Growth &                Conservative   Conservative
                                                Income     Balanced     Balanced        Growth      Equity Income  Flexible Income
                                              Portfolio   Portfolio    Portfolio      Portfolio         Fund          Portfolio
                                             (Class II)   (Class A)     (Class A)      (Class A)      (Class A)       (Class A)
                                             -----------  ----------  ------------   ------------   -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0             0             0              0               0                0
     Units redeemed                                  0             0             0              0               0                0
     Units transferred                               0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0             0             0              0               0                0
Beginning units                                      0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                              1,594,864             0             0              0               0                0
     Units redeemed                            (72,357)            0             0              0               0                0
     Units transferred                         170,565             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding     1,693,072             0             0              0               0                0
Beginning units                                773,882             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                 2,466,954             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                272,221         1,344             0          6,444               0                0
     Units redeemed                            (56,177)      (21,355)            0        (13,959)              0                0
     Units transferred                          83,156         4,480             0            494               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding       299,200       (15,531)            0         (7,021)              0                0
Beginning units                                747,351       273,852             0        156,675               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                 1,046,551       258,321             0        149,654               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                 28,746             0             0              0               0                0
     Units redeemed                             (8,239)            0             0              0               0                0
     Units transferred                          85,029             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding       105,536             0             0              0               0                0
Beginning units                                209,230             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                   314,766             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0             0             0              0               0                0
     Units redeemed                                  0             0             0              0               0                0
     Units transferred                               0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0             0             0              0               0                0
Beginning units                                      0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                      0        60,079        10,289         16,742          29,264            3,994
     Units redeemed                                  0      (221,161)      (32,278)       (45,147)        (37,909)        (124,964)
     Units transferred                               0       519,410        (8,580)        52,295          63,310           32,864
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0       358,328       (30,569)        23,890          54,665          (88,106)
Beginning units                                      0     2,836,346       329,852      1,210,955         434,430          808,158
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0     3,194,674       299,283      1,234,845         489,095          720,052
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                      0             0             0              0               0                0
     Units redeemed                                  0             0             0              0               0                0
     Units transferred                               0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0             0             0              0               0                0
Beginning units                                      0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                150,924             0             0              0               0                0
     Units redeemed                             (6,194)            0             0              0               0                0
     Units transferred                          34,847             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding       179,577             0             0              0               0                0
Beginning units                                138,630             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                   318,207             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============

                                                           Growth &                  International
                                               Growth      Income        Income         Growth      Mid Cap Stock  Money Market
                                                Fund        Fund          Fund           Fund            Fund          Fund
                                              (Class A)   (Class A)     (Class A)      (Class A)      (Class A)     (Class A)
                                             -----------  ----------  ------------   -------------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.80%:
     Units sold                                        0      21,149             0              0               0              0
     Units redeemed                               (4,934)    (25,653)      (12,422)        (2,121)         (4,703)       (57,098)
     Units transferred                             2,523      27,850        30,767            304          46,604         15,262
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding          (2,411)     23,346        18,345         (1,817)         41,901        (41,836)
Beginning units                                   39,588     222,245       219,572          9,051          86,000        101,736
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                      37,177     245,591       237,917          7,234         127,901         59,900
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                         Short Term    Small     Strategic         U.S.      West Coast
                                                REIT       Income    Cap Growth   Growth       Government      Equity    Balanced
                                                Fund        Fund       Fund      Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1)    (Class 1)  (Class 1)   (Class 1)     (Class 1)      Class 1)   (Class 2)
                                            ------------ ----------  ----------  ---------  ---------------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                    6,773      7,724      20,476    129,692           13,327     58,024            0
     Units redeemed                               (1,148)   (53,306)     (5,373)   (82,403)        (183,651)   (60,031)           0
     Units transferred                            32,981    (15,046)     50,677    253,013         (528,066)   230,068            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding          38,606    (60,628)     65,780    300,302         (698,390)   228,061            0
Beginning units                                       13    490,699     155,493    650,628        2,361,580    749,108            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                      38,619    430,071     221,273    950,930        1,663,190    977,169            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0          0           0      6,025                0          0      457,915
     Units redeemed                                    0          0           0    (16,765)               0          0      (99,498)
     Units transferred                                 0          0           0     23,895                0          0      385,442
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0     13,155                0          0      743,859
Beginning units                                        0          0           0    240,458                0          0      881,607
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0    253,613                0          0    1,625,466
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0      1,583      10,815     44,888              820     14,020            0
     Units redeemed                                   (2)    (4,517)       (635)   (24,068)         (13,099)   (12,860)           0
     Units transferred                                 0    (15,191)      3,150     59,123          (62,801)     6,505            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding              (2)   (18,125)     13,330     79,943          (75,080)     7,665            0
Beginning units                                       13     80,256      19,845    333,351          392,012    170,785            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                          11     62,131      33,175    413,294          316,932    178,450            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0          0           0          0                0          0    1,281,596
     Units redeemed                                    0          0           0          0                0          0     (490,818)
     Units transferred                                 0          0           0          0                0          0    2,820,354
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0    3,611,132
Beginning units                                        0          0           0          0                0          0    5,308,097
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0    8,919,229
                                            ============  =========  ==========  =========  ===============   ========   ==========

                                              Conservative  Conservative                  Flexible                   Growth &
                                                Balanced       Growth     Equity Income    Income       Growth        Income
                                               Portfolio      Portfolio         Fund      Portfolio      Fund          Fund
                                               (Class 2)      (Class 2)      (Class 2)    (Class 2)   (Class 2)      (Class 2)
                                              ------------  ------------  -------------  ----------   ----------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.40%:
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                          0       431,457              0           0            0               0
     Units redeemed                                      0       (45,494)             0           0            0               0
     Units transferred                                   0       198,210              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0       584,173              0           0            0               0
Beginning units                                          0       465,978              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0     1,050,151              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                    343,666       560,780        159,951     669,622       29,027          44,290
     Units redeemed                               (110,486)     (134,768)       (77,607)   (296,825)     (17,754)        (27,481)
     Units transferred                             696,310       560,754        601,684   2,891,900        8,467          66,723
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding           929,490       986,766        684,028   3,264,697       19,740          83,532
Beginning units                                    728,848     1,639,836      1,058,224   3,743,642      103,137         285,233
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                     1,658,338     2,626,602      1,742,252   7,008,339      122,877         368,765
                                              ============  ============  =============  ==========   ==========   =============

                                                           International     Mid Cap       Money                    Short Term
                                                Income         Growth         Stock        Market        REIT         Income
                                                 Fund           Fund          Fund          Fund         Fund          Fund
                                              (Class 2)      (Class 2)      (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                              ----------   -------------  -------------  ----------    --------    -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.40%:
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  103,235           5,283         31,120     594,849       5,690           17,161
     Units redeemed                             (220,363)            (26)       (13,848)    (42,814)       (259)         (69,485)
     Units transferred                           368,504           9,129         62,924    (137,398)      6,706          129,330
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding         251,376          14,386         80,196     414,637      12,137           77,006
Beginning units                                2,589,597          21,413        130,356     346,649           8          813,368
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                   2,840,973          35,799        210,552     761,286      12,145          890,374
                                              ==========    ============  =============  ==========    ========    =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                          Short Term                   Strategic                  West Coast
                                                 REIT       Income   Small Cap Growth   Growth    U.S. Government   Equity
                                                 Fund        Fund          Fund        Portfolio  Securities Fund    Fund
                                             (Class A) ** (Class A)      (Class A)    (Class A)        (Class A)   (Class A)
                                             ------------ ---------- ---------------- ---------- ---------------- ----------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.72% (4):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.77% (7):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0     (7,549)               0          0
         Units transferred                              0         0                 0     (2,906)               0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0    (10,455)               0          0
Beginning units                                         0         0                 0    114,663                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0    104,208                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.77% (2):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.77% (3):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.80%:
         Units sold                                     0         0                 0     10,151                0      5,589
         Units redeemed                               (79)  (13,615)           (4,473)    (4,674)         (35,107)   (17,151)
         Units transferred                          2,811    (1,537)           17,987      9,119          (60,356)    14,086
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding            2,732   (15,152)           13,514     14,596          (95,463)     2,524
Beginning units                                        13   122,207            69,505    181,458          415,138    199,919
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                        2,745   107,055            83,019    196,054          319,675    202,443
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.95%:
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.97% (4):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========

                                                        Conservative Conservative
                                              Balanced    Balanced      Growth    Equity Income Flexible Income  Growth
                                             Portfolio   Portfolio    Portfolio       Fund         Portfolio      Fund
                                              (Class B)  (Class B)    (Class B)     (Class B)       (Class B)   (Class B)
                                             ---------- ------------ ------------ ------------- --------------- ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                             362,740       92,351      174,864        18,025         157,806       953
         Units redeemed                        (217,349)     (10,971)     (27,534)       (9,654)        (73,228)  (26,183)
         Units transferred                      553,046      148,257      172,969        32,902         227,688     6,820
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding        698,437      229,637      320,299        41,273         312,266   (18,410)
Beginning units                               2,396,598      301,107      876,531       122,369         463,113    72,051
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                  3,095,035      530,744    1,196,830       163,642         775,379    53,641
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.72% (4):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.77% (7):
         Units sold                              78,367            0       24,722             0               0         0
         Units redeemed                          (8,100)           0       (4,848)            0               0         0
         Units transferred                       25,369            0        2,556             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding         95,636            0       22,430             0               0         0
Beginning units                                  99,844            0       61,397             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                    195,480            0       83,827             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.77% (2):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.77% (3):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.80%:
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.95%:
         Units sold                             108,902       49,493       36,378        65,434          20,815         0
         Units redeemed                         (42,817)      (1,410)     (43,843)      (20,865)        (10,174)     (790)
         Units transferred                      170,376       (4,828)      14,731        27,211          42,845    (4,148)
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding        236,461       43,255        7,266        71,780          53,486    (4,938)
Beginning units                                 791,271       78,689      529,868       282,614         273,450    22,069
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                  1,027,732      121,944      537,134       354,394         326,936    17,131
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.97% (4):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========

                                                                       International
                                             Growth & Income   Income     Growth     Mid Cap Stock Money Market
                                                   Fund         Fund        Fund          Fund         Fund
                                                (Class B)    (Class B)   (Class B)     (Class B)    (Class B)
                                             --------------- --------- ------------- ------------- ------------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                    1,204         0           201           391       70,225
         Units redeemed                              (32,340)  (27,362)           (1)       (1,288)     (20,523)
         Units transferred                             9,217      (373)           (2)       13,308      (32,608)
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding             (21,919)  (27,735)          198        12,411       17,094
Beginning units                                       84,745   305,417         5,378        32,945      160,005
                                             --------------- --------- ------------- ------------- ------------
Ending units                                          62,826   277,682         5,576        45,356      177,099
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.72% (4):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.77% (7):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.77% (2):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.77% (3):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.80%:
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.95%:
         Units sold                                       13    20,497             0         2,301            0
         Units redeemed                              (15,369)   (8,672)         (528)       (5,638)      (1,174)
         Units transferred                            31,144   (53,028)            0        14,700      (18,317)
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding              15,788   (41,203)         (528)       11,363      (19,491)
Beginning units                                       93,495   259,664         5,405        43,115       32,680
                                             --------------- --------- ------------- ------------- ------------
Ending units                                         109,283   218,461         4,877        54,478       13,189
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.97% (4):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============

                                                          Short Term
                                                 REIT       Income
                                                 Fund        Fund
                                             (Class B) **  (Class B)
                                             ------------ ----------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                   190        392
         Units redeemed                                (1)   (12,168)
         Units transferred                            406     57,303
                                             ------------ ----------
Increase (decrease) in units outstanding              595     45,527
Beginning units                                         9     88,392
                                             ------------ ----------
Ending units                                          604    133,919
                                             ============ ==========
Contracts With Total Expenses of 1.72% (4):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.77% (7):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.77% (2):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.77% (3):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.80%:
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.95%:
         Units sold                                     0          0
         Units redeemed                                (1)    (2,034)
         Units transferred                             (4)     2,837
                                             ------------ ----------
Increase (decrease) in units outstanding               (5)       803
Beginning units                                         9     57,771
                                             ------------ ----------
Ending units                                            4     58,574
                                             ============ ==========
Contracts With Total Expenses of 1.97% (4):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING(continued)
         ---------------------------------------

For the year ended December 31, 2004.

                                                                                                        Nations      Nations
                                                 Small       Strategic       U.S.       West Coast       Asset      High Yield
                                              Cap Growth      Growth      Government      Equity      Allocation       Bond
                                                 Fund        Portfolio  Securities Fund    Fund        Portfolio     Portfolio
                                               (Class 2)     (Class 2)    (Class 2)      (Class 2)     (Class B)     (Class B)
                                              ----------    ----------  --------------- ----------    ----------    ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0       141,368             0             0         9,875        56,679
     Units redeemed                                    0        (8,814)            0             0        (1,408)       (9,077)
     Units transferred                                 0        37,583             0             0        18,877        52,199
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0       170,137             0             0        27,344        99,801
Beginning units                                        0       196,663             0             0        50,082       154,070
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0       366,800             0             0        77,426       253,871
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0             0             0             0           402
     Units redeemed                                    0             0             0             0       (15,696)      (37,123)
     Units transferred                                 0             0             0             0         1,359       (15,736)
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0       (14,337)      (52,457)
Beginning units                                        0             0             0             0        69,329       257,932
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0        54,992       205,475
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0             0             0             0             0       307,177
     Units redeemed                                    0             0             0             0             0       (15,360)
     Units transferred                                 0             0             0             0             0        13,893
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0       305,710
Beginning units                                        0             0             0             0             0       294,400
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0       600,110
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                   16,102       213,120           791        56,017             0             0
     Units redeemed                              (20,723)      (22,777)      (71,431)      (67,814)            0             0
     Units transferred                            36,047       234,982      (356,916)      216,435             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding          31,426       425,325      (427,556)      204,638             0             0
Beginning units                                  104,235       477,462     1,996,843       384,631             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                     135,661       902,787     1,569,287       589,269             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
                                                              Nations                                   Nations
                                                 Nations      Marsico      Nations        Nations       Marsico      Nations
                                              International   Focused      Marsico        Marsico    International    MidCap
                                                  Value       Equities     Growth      21st Century  Opportunities    Growth
                                                Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                                (Class B)    (Class B)    (Class B)      (Class B)     (Class B)     (Class B)
                                              ------------- ----------  ------------    ----------    ----------    ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0       168,207       104,280         4,897       110,907        16,138
     Units redeemed                                    0       (26,407)       (8,325)         (148)       (9,775)       (9,364)
     Units transferred                                 0       151,181        73,589        13,382        62,766        10,947
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0       292,981       169,544        18,131       163,898        17,721
Beginning units                                        0       371,681       157,934        13,568       119,127        59,773
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0       664,662       327,478        31,699       283,025        77,494
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      137         1,391             0             0           311           193
     Units redeemed                              (20,654)      (56,095)      (19,468)       (1,413)       (6,064)      (25,222)
     Units transferred                            (8,416)      (14,598)        9,627        (2,045)       16,394       (18,276)
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding         (28,933)      (69,302)       (9,841)       (3,458)       10,641       (43,305)
Beginning units                                  203,775       434,732       236,363        52,461        52,559       149,788
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                     174,842       365,430       226,522        49,003        63,200       106,483
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       69       609,110             0             0             0             0
     Units redeemed                               (1,803)      (25,746)            0             0             0             0
     Units transferred                           (11,510)      216,821             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding         (13,244)      800,185             0             0             0             0
Beginning units                                   81,604       567,171             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                      68,360     1,367,356             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
                                               Nations
                                                Small     Nations     Asset       Global                     Growth         Asset
                                               Company     Value    Allocation    Growth       Growth        Income       Allocation
                                              Portfolio  Portfolio     Fund        Fund         Fund          Fund           Fund
                                              (Class B)  (Class B)  (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 3)
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0          0            0            0             0        26,544
     Units redeemed                                   0          0          0            0            0             0      (358,050)
     Units transferred                                0          0          0            0            0             0       102,338
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0      (229,168)
Beginning units                                       0          0          0            0            0             0     2,234,477
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0     2,005,309
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0          0          0            0            0             0           163
     Units redeemed                                   0          0          0            0            0             0       (11,015)
     Units transferred                                0          0          0            0            0             0         5,004
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0        (5,848)
Beginning units                                       0          0          0            0            0             0        82,959
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0        77,111
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  32,639    126,503          0    2,015,405    3,457,349     4,000,916             0
     Units redeemed                              (5,458)   (12,577)         0     (115,333)    (288,810)     (343,088)            0
     Units transferred                           20,823     88,073          0    1,134,052    1,826,301     1,969,233             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding         48,004    201,999          0    3,034,124    4,994,840     5,627,061             0
Beginning units                                  66,927    171,341          0    1,333,341    3,469,056     3,845,451             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                    114,931    373,340          0    4,367,465    8,463,896     9,472,512             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0    427,351      213,162      403,485       742,662             0
     Units redeemed                                   0          0   (415,391)    (227,131)    (569,375)     (703,938)            0
     Units transferred                                0          0  2,747,991    2,545,673    4,135,249     5,341,801             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0  2,759,951    2,531,704    3,969,359     5,380,525             0
Beginning units                                       0          0  4,873,672    2,143,699    6,528,755     8,278,965             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0  7,633,623    4,675,403   10,498,114    13,659,490             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     974        454          0            0            0             0             0
     Units redeemed                             (27,529)   (32,720)         0            0            0             0             0
     Units transferred                           (2,989)     5,587          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding        (29,544)   (26,679)         0            0            0             0             0
Beginning units                                 218,509    155,985          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                    188,965    129,306          0            0            0             0             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0          0          0      550,307    1,105,050     1,132,702             0
     Units redeemed                                   0          0          0      (10,157)     (27,172)      (37,016)            0
     Units transferred                                0          0          0       81,313      111,162       215,114             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0      621,463    1,189,040     1,310,800             0
Beginning units                                       0          0          0      138,696      315,522       417,599             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0      760,159    1,504,562     1,728,399             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0          0          0            0            0             0             0
     Units redeemed                                   0          0          0            0            0             0             0
     Units transferred                                0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0             0
Beginning units                                       0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0          0            0            0             0             0
     Units redeemed                                   0          0          0            0            0             0             0
     Units transferred                                0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0             0
Beginning units                                       0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0             0
                                              =========  =========  ==========   =========    =========     =========    ===========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                                                                     Nations      Nations
                                             Small Cap   Strategic                     West Coast     Asset      High Yield
                                               Growth      Growth    U.S. Government     Equity     Allocation      Bond
                                               Fund      Portfolio   Securities Fund      Fund      Portfolio    Portfolio
                                             (Class B)   (Class B)      (Class B)       (Class B)   (Class B)    (Class B)
                                             ---------   ---------   ---------------   ----------   ----------   ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  1,652      28,552                 0        4,712            0            0
     Units redeemed                            (17,540)     (4,575)          (38,674)      (1,632)           0            0
     Units transferred                            (749)    (22,133)          (88,220)      19,456            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding       (16,637)      1,844          (126,894)      22,536            0            0
Beginning units                                 35,940     116,745           453,237       70,860            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                    19,303     118,589           326,343       93,396            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0           0                 0            0            0      200,462
     Units redeemed                                  0           0                 0            0            0      (20,520)
     Units transferred                               0           0                 0            0            0       29,139
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0      209,081
Beginning units                                      0           0                 0            0            0      323,824
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0      532,905
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0       2,284                 0            0            0        3,314
     Units redeemed                                  0        (226)                0            0           (1)        (266)
     Units transferred                               0       1,410                 0            0           83        3,263
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0       3,468                 0            0           82        6,311
Beginning units                                      0      26,179                 0            0           51       11,170
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0      29,647                 0            0          133       17,481
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0           0                 0            0            0            0
     Units redeemed                                  0           0                 0            0            0            0
     Units transferred                               0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0            0
Beginning units                                      0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0           0                 0            0            0            0
     Units redeemed                                  0           0                 0            0         (423)      (5,563)
     Units transferred                               0           0                 0            0         (581)      11,192
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0       (1,004)       5,629
Beginning units                                      0           0                 0            0       14,204      122,074
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0       13,200      127,703
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0           0                 0            0            0            0
     Units redeemed                                  0           0                 0            0            0            0
     Units transferred                               0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0            0
Beginning units                                      0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                  2,496      19,558                 0        6,175            0            0
     Units redeemed                             (4,452)     (2,278)           (4,030)      (4,718)           0            0
     Units transferred                           3,458      21,389           (35,901)      (5,114)           0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding         1,502      38,669           (39,931)      (3,657)           0            0
Beginning units                                 19,306      38,111           144,873       93,442            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                    20,808      76,780           104,942       89,785            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0           0                 0            0            0       23,537
     Units redeemed                                  0           0                 0            0            0       (3,224)
     Units transferred                               0           0                 0            0            0       14,291
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0       34,604
Beginning units                                      0           0                 0            0            0       76,896
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0      111,500
                                             =========   =========   ===============   ==========   ==========   ==========
                                                              Nations                                  Nations
                                                Nations       Marsico     Nations       Nations        Marsico         Nations
                                             International    Focused     Marsico       Marsico     International       MidCap
                                                 Value       Equities     Growth     21st Century   Opportunities       Growth
                                               Portfolio     Portfolio   Portfolio     Portfolio      Portfolio       Portfolio
                                               (Class B)     (Class B)   (Class B)     (Class B)      (Class B)       (Class B)
                                             -------------   ---------   ---------   ------------   -------------     ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      8,422     688,997           0              0               0             0
     Units redeemed                                 (5,696)    (37,213)          0              0               0             0
     Units transferred                             (12,599)    202,002           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding            (9,873)    853,786           0              0               0             0
Beginning units                                    212,187     812,121           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                       202,314   1,665,907           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                          0      15,275       7,078              0           8,342             0
     Units redeemed                                      0        (495)       (111)            (7)            (92)           (3)
     Units transferred                                   0       8,318      (1,322)          (637)          2,961         5,015
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0      23,098       5,645           (644)         11,211         5,012
Beginning units                                          0      11,251      10,989            916           7,071         4,127
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0      34,349      16,634            272          18,282         9,139
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0         183         196              0               0             0
     Units redeemed                                 (5,363)     (5,307)     (6,335)          (845)           (103)       (1,748)
     Units transferred                              (1,654)      3,431      (2,599)         1,544           5,238       (14,291)
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding            (7,017)     (1,693)     (8,738)           699           5,135       (16,039)
Beginning units                                     75,852     120,682      70,596         19,194          13,417        69,537
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                        68,835     118,989      61,858         19,893          18,552        53,498
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.80%:
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.95%:
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        941      81,603           0              0               0             0
     Units redeemed                                 (3,226)     (7,811)          0              0               0             0
     Units transferred                              (2,751)     20,333           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding            (5,036)     94,125           0              0               0             0
Beginning units                                     90,569     167,823           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                        85,533     261,948           0              0               0             0
                                             =============   =========   =========   ============   =============     =========

                                              Nations
                                               Small      Nations       Asset       Global                  Growth       Asset
                                              Company      Value     Allocation     Growth      Growth      Income    Allocation
                                             Portfolio   Portfolio      Fund         Fund        Fund        Fund        Fund
                                             (Class B)   (Class B)    (Class 2)   (Class 2)   (Class 2)    (Class 2)   (Class 3)
                                             ---------   ---------   ----------   ---------   ---------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                                  0           0            0           0           0           0            0
     Units transferred                               0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0           0           0           0            0
Beginning units                                      0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0           0            0     899,852   1,706,096   1,944,861            0
     Units redeemed                                  0           0            0     (19,256)    (52,043)    (85,303)           0
     Units transferred                               0           0            0     180,236     385,356     547,301            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0   1,060,832   2,039,409   2,406,859            0
Beginning units                                      0           0            0     254,227     698,642     880,667            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0   1,315,059   2,738,051   3,287,526            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  1,394      11,941            0     203,175     344,405     426,321            0
     Units redeemed                               (102)       (138)           0     (24,195)    (31,610)    (55,463)           0
     Units transferred                           1,975       3,239            0     110,907     245,505     216,148            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding         3,267      15,042            0     289,887     558,300     587,006            0
Beginning units                                  4,725       9,090            0     210,581     491,231     598,035            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                     7,992      24,132            0     500,468   1,049,531   1,185,041            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0           0       35,910      22,287      32,289      55,933            0
     Units redeemed                                  0           0       (8,867)     (2,833)    (12,897)    (12,659)           0
     Units transferred                               0           0      129,324      63,177     153,343     179,382            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0      156,367      82,631     172,735     222,656            0
Beginning units                                      0           0      210,925      79,226     207,087     358,531            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0      367,292     161,857     379,822     581,187            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                             (2,433)     (2,900)           0           0           0           0            0
     Units transferred                          (1,119)      7,317            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding        (3,552)      4,417            0           0           0           0            0
Beginning units                                 67,555      55,482            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                    64,003      59,899            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                                  0           0            0           0           0           0            0
     Units transferred                               0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0           0           0           0            0
Beginning units                                      0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                                  0           0            0           0           0           0            0
     Units transferred                               0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0           0           0           0            0
Beginning units                                      0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0           0            0      70,821     153,988     206,331            0
     Units redeemed                                  0           0            0      (4,387)     (5,233)     (6,229)           0
     Units transferred                               0           0            0      37,610      61,053      24,902            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0     104,044     209,808     225,004            0
Beginning units                                      0           0            0      45,864      95,468     142,894            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0     149,908     305,276     367,898            0
                                             =========   =========   ==========   =========   =========   =========   ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5.  CHANGES IN UNITS OUTSTANDING(continued)
          ---------------------------------------

For the year ended December 31, 2004.

                                                      Cash                               Growth-          High-Income
                                                   Management           Growth            Income              Bond
                                                      Fund               Fund              Fund               Fund
                                                    (Class 3)         (Class 3)         (Class 3)          (Class 3)
                                                   ----------         ---------         ---------         -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         7,438            27,315            39,282              8,065
     Units redeemed                                  (423,752)         (623,254)         (932,173)          (144,525)
     Units transferred                                241,573           (65,347)           (3,268)           (43,146)
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding             (174,741)         (661,286)         (896,159)          (179,606)
Beginning units                                     1,126,006         4,054,456         5,502,001            888,085
                                                   ----------         ---------         ---------         ----------
Ending units                                          951,265         3,393,170         4,605,842            708,479
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                             0                93               576                  0
     Units redeemed                                    (1,943)          (22,130)          (23,688)            (6,866)
     Units transferred                                 (2,468)           (3,368)            5,772               (793)
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding               (4,411)          (25,405)          (17,340)            (7,659)
Beginning units                                         9,169           152,694           199,899             24,948
                                                   ----------         ---------         ---------         ----------
Ending units                                            4,758           127,289           182,559             17,289
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========

                                                                                   U.S.
                                                                               Government/
                                                                                AAA-Rated        Growth             Mid Cap
                                                         International          Securities     and Income            Value
                                                              Fund                 Fund         Portfolio          Portfolio
                                                           (Class 3)            (Class 3)      (Class VC)         (Class VC)
                                                         -------------         -----------     ----------         ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                                 31,132               8,506              0                  0
     Units redeemed                                           (595,014)           (298,202)             0                  0
     Units transferred                                          49,358            (144,131)             0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                      (514,524)           (433,827)             0                  0
Beginning units                                              3,592,749           1,784,257              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                 3,078,225           1,350,430              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                                    251                   0              0                  0
     Units redeemed                                            (33,333)             (5,646)             0                  0
     Units transferred                                            (387)               (808)             0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                       (33,469)             (6,454)             0                  0
Beginning units                                                140,206              47,857              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                   106,737              41,403              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                                      0                   0      1,393,380                  0
     Units redeemed                                                  0                   0       (105,104)                 0
     Units transferred                                               0                   0        694,063                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0      1,982,339                  0
Beginning units                                                      0                   0      1,897,911                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0      3,880,250                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                                      0                   0        398,403            292,213
     Units redeemed                                                  0                   0       (305,563)          (367,678)
     Units transferred                                               0                   0      2,411,230          3,472,610
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0      2,504,070          3,397,145
Beginning units                                                      0                   0      4,373,549          3,582,951
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0      6,877,619          6,980,096
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                                      0                   0              0                  0
     Units redeemed                                                  0                   0              0                  0
     Units transferred                                               0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0              0                  0
Beginning units                                                      0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                                      0                   0        312,278                  0
     Units redeemed                                                  0                   0        (12,377)                 0
     Units transferred                                               0                   0         58,716                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0        358,617                  0
Beginning units                                                      0                   0        103,542                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0        462,159                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                                      0                   0              0                  0
     Units redeemed                                                  0                   0              0                  0
     Units transferred                                               0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0              0                  0
Beginning units                                                      0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                                      0                   0              0                  0
     Units redeemed                                                  0                   0              0                  0
     Units transferred                                               0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0              0                  0
Beginning units                                                      0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0              0                  0
                                                         =============         ===========     ==========         ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNIT OUTSTANDING(continued)
         --------------------------------------

For the year ended December 31, 2004.



                                                Cash               Growth-  High-Income
                                             Management   Growth    Income      Bond
                                                Fund       Fund      Fund       Fund
                                              (Class 3) (Class 3) (Class 3)  (Class 3)
                                             ---------- --------- --------- -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.80%:
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.95%:
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========

                                                                U.S.
                                                            Government/
                                                             AAA-Rated    Growth     Mid Cap
                                              International  Securities  & Income     Value
                                                   Fund         Fund    Portfolio   Portfolio
                                                (Class 3)    (Class 3)  (Class VC) (Class VC)
                                              ------------- ----------- ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     0            0        695,197           0
     Units redeemed                                 0            0        (15,392)          0
     Units transferred                              0            0         76,976           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0        756,781           0
Beginning units                                     0            0        204,693           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        961,474           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     0            0        114,935           0
     Units redeemed                                 0            0        (12,372)          0
     Units transferred                              0            0         88,028           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0        190,591           0
Beginning units                                     0            0        235,120           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        425,711           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0         35,710      17,565
     Units redeemed                                 0            0         (5,866)     (6,012)
     Units transferred                              0            0         85,838     119,093
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0        115,682     130,646
Beginning units                                     0            0        249,363     172,132
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        365,045     302,778
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     0            0         62,847           0
     Units redeemed                                 0            0           (761)          0
     Units transferred                              0            0         16,754           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0         78,840           0
Beginning units                                     0            0         32,421           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        111,261           0
                                              ============= =========== =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING
   ----------------------------

The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                                         Government
                                                Asset       Capital         and                     Natural      Asset
                                              Allocation  Appreciation  Quality Bond    Growth     Resources   Allocation
                                              Portfolio    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 2)
                                             -----------  ------------  ------------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.40%:
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (1):
  Units sold                                          0             0             0            0           0     146,888
  Units redeemed                                      0             0             0            0           0     (14,727)
  Units transferred                                   0             0             0            0           0      57,471
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0     189,632
Beginning units                                       0             0             0            0           0     139,638
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0     329,270
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (2):
  Units sold                                     87,261       200,715       287,612      106,756      21,824           0
  Units redeemed                             (2,534,578)   (2,796,725)   (4,796,847)  (1,471,436)   (456,121)          0
  Units transferred                            (360,837)     (835,177)   (5,453,345)    (113,750)    (85,613)          0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding     (2,808,154)   (3,431,187)   (9,962,580)  (1,478,430)   (519,910)          0
Beginning units                              22,489,875    30,012,224    37,052,440   15,466,838   4,449,331           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                 19,681,721    26,581,037    27,089,860   13,988,408   3,929,421           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (3):
  Units sold                                          0         9,504        15,336            0           0           0
  Units redeemed                                      0       (14,192)      (32,869)           0           0           0
  Units transferred                                   0        82,794        96,980            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0        78,106        79,447            0           0           0
Beginning units                                       0       392,061       455,474            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0       470,167       534,921            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (4):
  Units sold                                          0             0             0            0           0       1,320
  Units redeemed                                      0             0             0            0           0      (3,790)
  Units transferred                                   0             0             0            0           0      23,315
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0      20,845
Beginning units                                       0             0             0            0           0      25,718
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0      46,563
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.55% (5):
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.55% (6):
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======


                                                            Government
                                               Capital         and                       Natural        Asset       Capital
                                             Appreciation  Quality Bond     Growth      Resources    Allocation  Appreciation
                                               Portfolio    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                                               (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 3)   (Class 3)
                                             ------------  ------------  -----------   ----------    ----------  ------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                           0             0            0              0           0             0
  Units redeemed                                       0             0            0              0           0             0
  Units transferred                                    0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding               0             0            0              0           0             0
Beginning units                                        0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                           0             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========

Contracts With Total Expenses of 1.40%:
  Units sold                                       1,020             0            0              0           0             0
  Units redeemed                                  (1,900)            0            0              0           0             0
  Units transferred                               18,584             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding          17,704             0            0              0           0             0
Beginning units                                   22,572             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      40,276             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (1):
  Units sold                                     428,489     1,306,969      448,995         67,789           0       693,285
  Units redeemed                                 (82,696)     (437,518)     (57,284)       (15,327)          0       (31,877)
  Units transferred                              298,591       955,463      320,073        102,855           0       360,422
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding         644,384     1,824,914      711,784        155,317           0     1,021,830
Beginning units                                1,475,918     3,915,388    1,010,216        245,965           0       137,718
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                   2,120,302     5,740,302    1,722,000        401,282           0     1,159,548
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (2):
  Units sold                                           0             0            0              0           0             0
  Units redeemed                                       0             0            0              0           0             0
  Units transferred                                    0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding               0             0            0              0           0             0
Beginning units                                        0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                           0             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (3):
  Units sold                                           0             0            0              0           0             0
  Units redeemed                                       0             0            0              0           0             0
  Units transferred                                    0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding               0             0            0              0           0             0
Beginning units                                        0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                           0             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (4):
  Units sold                                       5,398        15,722        4,324            241      18,642        95,103
  Units redeemed                                  (3,373)      (13,615)      (3,407)          (451)        (91)       (2,091)
  Units transferred                               30,134        44,778       12,296         (6,585)      5,968        23,626
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding          32,159        46,885       13,213         (6,795)     24,519       116,638
Beginning units                                   63,160       277,287       41,925         26,238       1,003         5,223
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      95,319       324,172       55,138         19,443      25,522       121,861
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.55% (5):
  Units sold                                         789             0            0              0           0             0
  Units redeemed                                    (877)            0            0              0           0             0
  Units transferred                                5,569             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding           5,481             0            0              0           0             0
Beginning units                                   25,519             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      31,000             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.55% (6):
  Units sold                                       3,932             0            0              0           0             0
  Units redeemed                                  (1,022)            0            0              0           0             0
  Units transferred                               16,459             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding          19,369             0            0              0           0             0
Beginning units                                   15,211             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      34,580             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========


                                              Government
                                                 and                   Natural   Aggressive     Alliance   Blue Chip      Cash
                                             Quality Bond   Growth    Resources    Growth        Growth      Growth    Management
                                              Portfolio    Portfolio  Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)    (Class 3   (Class 3)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             ------------  ---------  ---------  -----------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.40%:
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
  Units sold                                   2,744,798   573,905      80,516            0            0           0            0
  Units redeemed                                (220,736)  (26,636)     (3,640)           0            0           0            0
  Units transferred                            1,169,683   277,774      86,520            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding       3,693,745   825,043     163,396            0            0           0            0
Beginning units                                  290,386    65,224       3,370            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                   3,984,131   890,267     166,766            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
  Units sold                                           0         0           0      106,996      240,068      64,086      551,661
  Units redeemed                                       0         0           0   (1,262,851)  (3,881,611)   (519,224)  (7,367,521)
  Units transferred                                    0         0           0      338,649   (3,179,749)  1,225,260   (2,936,859)
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0     (817,206)  (6,821,292)    770,122   (9,752,719)
Beginning units                                        0         0           0   12,389,744   38,976,108   3,516,950   23,149,338
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0   11,572,538   32,154,816   4,287,072   13,396,619
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
  Units sold                                           0         0           0            0        3,296           0          154
  Units redeemed                                       0         0           0         (607)      (2,479)     (3,968)      (3,404)
  Units transferred                                    0         0           0      (17,049)      16,333      10,701      (28,134)
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0      (17,656)      17,150       6,733      (31,384)
Beginning units                                        0         0           0       60,777      165,464     112,592       99,745
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0       43,121      182,614     119,325       68,361
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
  Units sold                                     438,609    74,654       7,847            0            0           0            0
  Units redeemed                                 (21,299)   (3,777)        (53)           0            0           0            0
  Units transferred                              165,981    12,994       1,117            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding         583,291    83,871       8,911            0            0           0            0
Beginning units                                   26,130     5,529         666            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                     609,421    89,400       9,577            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)
   ----------------------------------------

   For the year ended December 31, 2003.

                                                                        Government
                                                Asset       Capital         and                  Natural      Asset      Capital
                                             Allocation  Appreciation  Quality Bond   Growth    Resources  Allocation  Appreciation
                                              Portfolio   Portfolio     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio
                                              (Class 1)   (Class 1)     (Class 1)    (Class 1)  (Class 1)   (Class 2)   (Class 2)
                                             ----------  ------------  ------------  ---------  ---------  ----------  ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0             0             0          0          0           0       2,243
     Units redeemed                                  0             0             0          0          0           0      (1,024)
     Units transferred                               0             0             0          0          0           0         964
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0           0       2,183
Beginning units                                      0             0             0          0          0           0      14,044
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0           0      16,227
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0             0             0          0          0         153       3,206
     Units redeemed                                  0             0             0          0          0      (3,835)     (7,220)
     Units transferred                               0             0             0          0          0      23,828      19,712
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0      20,146      15,698
Beginning units                                      0             0             0          0          0      61,986     156,111
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0      82,132     171,809
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0             0             0          0          0      24,940      52,790
     Units redeemed                                  0             0             0          0          0     (11,465)    (33,516)
     Units transferred                               0             0             0          0          0       7,775      54,100
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0      21,250      73,374
Beginning units                                      0             0             0          0          0      93,143     332,720
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0     114,393     406,094
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  1,046         8,468        12,070      4,440      3,415           0           0
     Units redeemed                             (3,173)      (19,866)      (37,184)   (10,704)    (4,294)          0           0
     Units transferred                          (8,248)       (2,658)      (92,567)    (1,823)     9,333           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding       (10,375)      (14,056)     (117,681)    (8,087)     8,454           0           0
Beginning units                                106,752       407,431       646,465    212,667    109,835           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                    96,377       393,375       528,784    204,580    118,289           0           0
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0           493           654          0          0           0           0
     Units redeemed                                  0       (10,666)      (21,211)         0          0           0           0
     Units transferred                               0         6,427       (32,926)         0          0           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0        (3,746)      (53,483)         0          0           0           0
Beginning units                                      0       184,973       298,234          0          0           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0       181,227       244,751          0          0           0           0
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.80%:
     Units sold                                      0             0             0          0          0           0         460
     Units redeemed                                  0             0             0          0          0           0      (1,621)
     Units transferred                               0             0             0          0          0           0       5,315
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0           0       4,154
Beginning units                                      0             0             0          0          0           0      15,556
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0           0      19,710
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.95%:
     Units sold                                      0             0             0          0          0           0           0
     Units redeemed                                  0             0             0          0          0           0        (413)
     Units transferred                               0             0             0          0          0           0         381
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0           0         (32)
Beginning units                                      0             0             0          0          0           0       9,564
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0           0       9,532
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0             0             0          0          0       6,478         632
     Units redeemed                                  0             0             0          0          0      (1,295)     (1,449)
     Units transferred                               0             0             0          0          0       7,903       1,230
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0      13,086         413
Beginning units                                      0             0             0          0          0      36,786      49,438
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0      49,872      49,851
                                               =======       =======      ========    =======    =======     =======     =======


                                              Government                                                    Government
                                                 and                   Natural      Asset       Capital        and
                                             Quality Bond    Growth   Resources  Allocation  Appreciation  Quality Bond    Growth
                                              Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                              (Class 2)    (Class 2)  (Class 2)   (Class 3)   (Class 3)     (Class 3)    (Class 3)
                                             ------------  ---------  ---------  ----------  ------------  ------------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                                  8,572        5,022      5,586      74,213       209,731       913,204    170,674
     Units redeemed                            (30,872)      (2,425)      (633)     (2,510)       (8,524)      (39,690)    (2,383)
     Units transferred                          25,603        4,442     (8,199)     26,841        58,041       593,362     38,806
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding         3,303        7,039     (3,246)     98,544       259,248     1,466,876    207,097
Beginning units                                367,924       73,715     37,760      10,794        23,751        78,830     23,767
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                   371,227       80,754     34,514     109,338       282,999     1,545,706    230,864
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 88,629       41,232      3,149           0        85,048       379,394     58,227
     Units redeemed                            (88,429)     (11,217)    (3,968)          0          (752)      (26,486)    (2,244)
     Units transferred                         (74,378)      49,124      8,652           0        45,323        94,232     40,915
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding       (74,178)      79,139      7,833           0       129,619       447,140     96,898
Beginning units                              1,221,158      256,519     96,807           0         7,742        50,620      7,793
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                 1,146,980      335,658    104,640           0       137,361       497,760    104,691
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  1,364          602         18      11,678        26,177        98,047     21,110
     Units redeemed                             (9,097)      (1,222)      (161)         (1)         (283)       (1,815)      (272)
     Units transferred                          19,405        2,442       (806)     (9,004)        6,982        18,406      6,078
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding        11,672        1,822       (949)      2,673        32,876       114,638     26,916
Beginning units                                109,725       15,258      6,787       3,344         6,392        17,464      4,179
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                   121,397       17,080      5,838       6,017        39,268       132,102     31,095
                                             =========      =======    =======     =======       =======     =========    =======


                                              Natural   Aggressive  Alliance   Blue Chip      Cash
                                             Resources     Growth    Growth      Growth    Management
                                             Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
                                             (Class 3)   (Class 1)  (Class 1)   (Class 1)  (Class 1)
                                             ---------  ----------  ---------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                              0           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0           0          0           0           0
Beginning units                                     0           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                        0           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                                52,256           0          0           0           0
     Units redeemed                              (359)          0          0           0           0
     Units transferred                          4,054           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding       55,951           0          0           0           0
Beginning units                                 4,196           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                   60,147           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                                18,136           0          0           0           0
     Units redeemed                            (1,389)          0          0           0           0
     Units transferred                         13,208           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding       29,955           0          0           0           0
Beginning units                                 3,108           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                   33,063           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0       3,198      3,088       1,966       1,170
     Units redeemed                                 0     (12,373)   (16,606)     (9,887)    (74,034)
     Units transferred                              0      (7,319)   (36,744)     (8,819)      2,292
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0     (16,494)   (50,262)    (16,740)    (70,572)
Beginning units                                     0     162,350    386,767     201,537     270,474
                                               ------     -------    -------     -------     -------
Ending units                                        0     145,856    336,505     184,797     199,902
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0           0        255       2,261      10,130
     Units redeemed                                 0      (1,779)   (10,033)     (3,105)     (1,481)
     Units transferred                              0       1,538      1,408          40     (44,057)
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0        (241)    (8,370)       (804)    (35,408)
Beginning units                                     0      19,713    113,020      26,066      76,576
                                               ------     -------    -------     -------     -------
Ending units                                        0      19,472    104,650      25,262      41,168
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.80%:
     Units sold                                     0           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                              0           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0           0          0           0           0
Beginning units                                     0           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                        0           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.95%:
     Units sold                                     0           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                              0           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0           0          0           0           0
Beginning units                                     0           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                        0           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    92           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                            250           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding          342           0          0           0           0
Beginning units                                   206           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                      548           0          0           0           0
                                               ======     =======    =======     =======     =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                             Davis                               Federated
                                              Corporate     Venture     "Dogs" of    Emerging    American      Global      Global
                                                Bond         Value     Wall Street   Markets      Leaders       Bond      Equities
                                              Portfolio    Portfolio    Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  -----------  -----------  ----------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 153,416      360,579       55,321      49,249       91,756      30,819       77,078
     Units redeemed                          (1,716,815)  (6,606,160)    (827,810)   (754,298)  (1,180,081)   (737,604)  (1,573,362)
     Units transferred                          739,278   (1,279,151)  (1,152,852)    134,316     (987,964)   (241,874)  (1,295,291)
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding       (824,121)  (7,524,732)  (1,925,341)   (570,733)  (2,076,289)   (948,659)  (2,791,575)
Beginning units                              13,914,107   66,662,740    9,862,988   9,515,763   12,505,786   6,524,751   16,040,447
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                 13,089,986   59,138,008    7,937,647   8,945,030   10,429,497   5,576,092   13,248,872
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0       14,698            0          33            0         166          113
     Units redeemed                                   0      (13,170)           0        (814)           0      (5,679)        (850)
     Units transferred                                0       66,692            0       9,685            0      14,138        3,262
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0       68,220            0       8,904            0       8,625        2,525
Beginning units                                       0      397,407            0      15,250            0      30,886       13,352
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0      465,627            0      24,154            0      39,511       15,877
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========


                                                 Goldman                                             International  International
                                                  Sachs       Growth-        Growth     High-Yield    Diversified      Growth
                                                Research      Income     Opportunities      Bond        Equities       & Income
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -----------  -----------  -------------  -----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    78,855      194,908        56,986       129,551       107,952        96,466
     Units redeemed                              (347,035)  (3,473,250)     (414,501)   (2,133,094)   (2,075,453)   (1,644,422)
     Units transferred                           (995,083)  (2,669,530)    2,862,662     2,954,406     1,001,462      (790,398)
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding       (1,263,263)  (5,947,872)    2,505,147       950,863      (966,039)   (2,338,354)
Beginning units                                 4,547,745   35,627,096     3,510,027    16,363,676    17,723,238    19,097,392
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                    3,284,482   29,679,224     6,015,174    17,314,539    16,757,199    16,759,038
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0        2,383             0             0             0         4,057
     Units redeemed                                     0       (7,491)            0             0             0        (2,215)
     Units transferred                                  0          (39)            0             0             0        29,808
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0       (5,147)            0             0             0        31,650
Beginning units                                         0      330,121             0             0             0        29,726
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0      324,974             0             0             0        61,376
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========


                                                                    MFS
                                                               Massachusetts      MFS                       Putnam
                                                   Marsico       Investors       Mid-Cap         MFS        Growth:       Real
                                                   Growth          Trust         Growth     Total Return    Voyager      Estate
                                                  Portfolio      Portfolio      Portfolio     Portfolio    Portfolio   Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                                -------------  -------------  ------------  ------------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    59,412          69,805        152,226        214,979       95,233      42,213
     Units redeemed                              (470,865)     (1,351,701)    (1,422,344)    (2,406,091)  (1,526,744)   (866,995)
     Units transferred                          2,024,623        (368,533)     2,564,720      1,802,800   (1,847,647)    660,405
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding        1,613,170      (1,650,429)     1,294,602       (388,312)  (3,279,158)   (164,377)
Beginning units                                 5,737,494      13,080,845     14,979,438     23,148,443   17,196,912   7,674,011
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                    7,350,664      11,430,416     16,274,040     22,760,131   13,917,754   7,509,634
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0             279          6,365          5,866        2,647           0
     Units redeemed                                     0          (1,196)        (3,151)       (15,595)      (4,422)          0
     Units transferred                                  0          16,813         42,406         74,975       (9,157)          0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0          15,896         45,620         65,246      (10,932)          0
Beginning units                                         0          34,972        166,246        266,905       65,949           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0          50,868        211,866        332,151       55,017           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.


                                                            Davis                               Federated
                                             Corporate    Venture     "Dogs" of     Emerging    American     Global      Global
                                                Bond       Value     Wall Street     Markets    Leaders       Bond      Equities
                                             Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 1)   (Class 1)    (Class 1)     (Class 1)  (Class 1)   (Class 1)   (Class 1)
                                             ----------  ----------  ------------  ----------  ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.72% (4):
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.77% (7):
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.77% (2):
  Units sold                                     6,913       9,435           428       1,082       1,626         322       1,756
  Units redeemed                               (20,539)    (47,286)       (6,446)     (9,033)     (8,553)     (1,473)     (7,435)
  Units transferred                             21,008      (6,070)      (16,054)     31,306      (2,241)     (7,757)     (6,473)
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding         7,382     (43,921)      (22,072)     23,355      (9,168)     (8,908)    (12,152)
Beginning units                                310,775     895,679       231,993     111,240     161,493     122,154      97,379
                                               -------     -------       -------     -------     -------     -------      ------
Ending units                                   318,157     851,758       209,921     134,595     152,325     113,246      85,227
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.77% (3):
  Units sold                                         0         209             0           0           0           0         335
  Units redeemed                                     0     (13,038)            0        (610)          0      (2,484)       (314)
  Units transferred                                  0      12,512             0       3,788           0       4,954         705
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0        (317)            0       3,178           0       2,470         726
Beginning units                                      0     201,916             0       4,587           0      38,656      57,980
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0     201,599             0       7,765           0      41,126      58,706
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.80%:
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.95%:
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.97% (4):
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======


                                              Goldman                                             International   International
                                                Sachs     Growth-       Growth       High-Yield     Diversified      Growth
                                              Research    Income     Opportunities      Bond         Equities       & Income
                                             Portfolio   Portfolio     Portfolio      Portfolio     Portfolio       Portfolio
                                             (Class 1)   (Class 1)     (Class 1)      (Class 1)     (Class 1)       (Class 1)
                                             ----------  ----------  --------------  -----------  --------------  --------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.72% (4):
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.77% (7):
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.77% (2):
  Units sold                                        34       1,010              71        3,635           3,840           1,573
  Units redeemed                                (8,852)    (14,635)        (10,214)     (18,361)         (1,977)        (18,764)
  Units transferred                            (12,917)    (36,099)         (1,977)     (40,878)          3,803         (24,622)
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding       (21,735)    (49,724)        (12,120)     (55,604)          5,666         (41,813)
Beginning units                                202,239     360,087         185,337      277,747         161,711         345,080
                                                ------     -------         -------      -------          ------         -------
Ending units                                   180,504     310,363         173,217      222,143         167,377         303,267
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.77% (3):
  Units sold                                         0           1               0            0               0               0
  Units redeemed                                     0      (6,245)              0            0               0            (747)
  Units transferred                                  0       4,557               0            0               0          10,416
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0      (1,687)              0            0               0           9,669
Beginning units                                      0      81,510               0            0               0           7,425
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0      79,823               0            0               0          17,094
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.80%:
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.95%:
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.97% (4):
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======

                                                             MFS
                                                         Massachusetts       MFS                      Putnam
                                               Marsico     Investors       Mid-Cap        MFS         Growth:      Real
                                               Growth        Trust         Growth     Total Return    Voyager     Estate
                                              Portfolio     Portfolio     Portfolio    Portfolio     Portfolio   Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)   (Class 1)
                                             ----------  --------------  ----------  -------------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.72% (4):
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.77% (7):
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.77% (2):
  Units sold                                       421           6,028       2,749         20,118         663          13
  Units redeemed                               (14,963)        (11,940)    (27,939)       (30,586)     (3,914)     (4,178)
  Units transferred                            122,483            (642)     25,007         69,324     (14,007)      6,323
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding       107,941          (6,554)       (183)        58,856     (17,258)      2,158
Beginning units                                370,133         243,337     649,185        789,355     137,282      82,996
                                               -------         -------     -------        -------      ------      ------
Ending units                                   478,074         236,783     649,002        848,211     120,024      85,154
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.77% (3):
  Units sold                                         0             375         798          1,712           0           0
  Units redeemed                                     0          (1,872)     (6,696)       (14,548)       (745)          0
  Units transferred                                  0          (6,346)      5,638          7,053       2,802           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0          (7,843)       (260)        (5,783)      2,057           0
Beginning units                                      0          22,096      72,492         84,612      46,494           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0          14,253      72,232         78,829      48,551           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.80%:
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.95%:
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.97% (4):
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (Continued)
         ----------------------------------------

For the year ended December 31, 2003.


                                             SunAmerica                   Telecom     Worldwide   Aggressive    Alliance
                                               Balanced   Technology      Utility   High Income       Growth      Growth
                                              Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 2)   (Class 2)
                                             -----------  -----------  -----------  ------------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0            0             0            0           0
     Units redeemed                                   0            0            0             0            0           0
     Units transferred                                0            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0           0
Beginning units                                       0            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0           0
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0            0            0             0            0       1,107
     Units redeemed                                   0            0            0             0            0        (116)
     Units transferred                                0            0            0             0            0       4,449
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0       5,440
Beginning units                                       0            0            0             0            0       7,147
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0      12,587
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0            0            0             0      153,025     330,705
     Units redeemed                                   0            0            0             0      (43,971)    (75,253)
     Units transferred                                0            0            0             0      150,180     171,800
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0      259,234     427,252
Beginning units                                       0            0            0             0      472,593   1,210,486
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0      731,827   1,637,738
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  81,940      180,486       22,709        29,002            0           0
     Units redeemed                          (1,609,124)  (1,485,101)    (393,368)     (619,871)           0           0
     Units transferred                       (1,025,286)   8,266,766     (911,051)      332,351            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding     (2,552,470)   6,962,151   (1,281,710)     (258,518)           0           0
Beginning units                              16,935,990    9,486,975    5,170,822     4,645,779            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                 14,383,520   16,449,126    3,889,112     4,387,261            0           0
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     852            0            0             0            0           0
     Units redeemed                              (6,417)           0            0             0            0           0
     Units transferred                            8,130            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding          2,565            0            0             0            0           0
Beginning units                                  81,351            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                     83,916            0            0             0            0           0
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0            0            0             0        1,462       1,952
     Units redeemed                                   0            0            0             0         (573)       (919)
     Units transferred                                0            0            0             0        4,437       4,569
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0        5,326       5,602
Beginning units                                       0            0            0             0       13,285      41,032
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0       18,611      46,634
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0            0             0            0         118
     Units redeemed                                   0            0            0             0            0        (429)
     Units transferred                                0            0            0             0            0         974
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0         663
Beginning units                                       0            0            0             0            0      11,120
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0      11,783
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0            0            0             0            0       2,759
     Units redeemed                                   0            0            0             0            0      (2,210)
     Units transferred                                0            0            0             0            0       4,111
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0       4,660
Beginning units                                       0            0            0             0            0       7,424
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0      12,084
                                             ==========   ==========   ==========     =========      =======   =========

                                                                                      Davis                             Federated
                                             Blue Chip         Cash   Corporate     Venture     "Dogs" of    Emerging    American
                                                Growth   Management        Bond       Value   Wall Street     Markets     Leaders
                                             Portfolio    Portfolio   Portfolio   Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 2)    (Class 2)   (Class 2)   (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                             ----------  -----------  ----------  ----------  ------------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.40%:
     Units sold                                      0            0           0         335             0           0           0
     Units redeemed                                  0            0           0      (2,656)            0           0           0
     Units transferred                               0            0           0       8,869             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0       6,548             0           0           0
Beginning units                                      0            0           0      28,675             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0      35,223             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (1):
     Units sold                                352,732    1,562,387     289,148     802,504       387,185     135,714     111,900
     Units redeemed                            (77,435)    (560,603)   (129,297)   (183,589)      (41,462)    (19,157)    (48,353)
     Units transferred                         242,608     (705,339)    430,477     731,785       208,186     101,190     (28,341)
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding       517,905      296,445     590,328   1,350,700       553,909     217,747      35,206
Beginning units                              1,010,759    2,341,376   1,527,011   2,743,042       640,160     355,869     713,960
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                 1,528,664    2,637,821   2,117,339   4,093,742     1,194,069     573,616     749,166
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 14,134       86,122       8,061       5,150           832       1,666       1,875
     Units redeemed                             (1,817)     (24,308)     (2,659)     (6,081)       (3,268)       (677)     (1,048)
     Units transferred                          15,798       (8,055)     14,344      23,125         5,505       6,013        (829)
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding        28,115       53,759      19,746      22,194         3,069       7,002          (2)
Beginning units                                 47,770      178,024      95,175     103,326        26,346      18,227      47,625
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                    75,885      231,783     114,921     125,520        29,415      25,229      47,623
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0            0           0         849             0           0           0
     Units redeemed                                  0            0           0        (654)            0           0           0
     Units transferred                               0            0           0       2,280             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0       2,475             0           0           0
Beginning units                                      0            0           0       5,478             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0       7,953             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======

                                                                                   Goldman
                                               Foreign      Global      Global       Sachs     Growth-       Growth
                                                 Value        Bond    Equities    Research      Income   Opportunities
                                             Portfolio   Portfolio   Portfolio   Portfolio   Portfolio      Portfolio
                                              (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                             ----------  ----------  ----------  ----------  ----------  --------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0           0           0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0           0           0           0               0
Beginning units                                      0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0           0           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0           0         145           0           0               0
     Units redeemed                                  0           0        (122)          0           0               0
     Units transferred                               0           0       3,124           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0       3,147           0           0               0
Beginning units                                      0           0       9,707           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0      12,854           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                              1,165,017     121,849      70,241     129,252      94,313         213,177
     Units redeemed                            (28,553)    (22,292)    (28,136)    (35,373)    (69,934)        (36,611)
     Units transferred                         601,469      57,436      38,903      87,493      19,310         271,894
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding     1,737,933     156,993      81,008     181,372      43,689         448,460
Beginning units                                168,357     396,972     455,525     466,347   1,079,049         613,473
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                 1,906,290     553,965     536,533     647,719   1,122,738       1,061,933
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0           0           0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0           0           0           0               0
Beginning units                                      0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0           0           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0           0           0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0           0           0           0               0
Beginning units                                      0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0           0           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  3,941       2,063       1,353         526         508           7,454
     Units redeemed                               (362)     (1,942)       (322)     (1,120)     (2,685)           (233)
     Units transferred                          24,046       8,601       1,494       1,079       9,039          16,134
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding        27,625       8,722       2,525         485       6,862          23,355
Beginning units                                 19,415      24,641      30,066      33,542      43,524          16,216
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                    47,040      33,363      32,591      34,027      50,386          39,571
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0         (38)          0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0         (38)          0           0               0
Beginning units                                      0           0       1,066           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0       1,028           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0         (67)          0           0               0
     Units transferred                               0           0       2,876           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0       2,809           0           0               0
Beginning units                                      0           0       2,002           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0       4,811           0           0               0
                                             =========     =======     =======     =======   =========       =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.


                                             SunAmerica                  Telecom    Worldwide   Aggressive    Alliance    Blue Chip
                                               Balanced   Technology     Utility   High Income    Growth       Growth      Growth
                                              Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                             -----------  -----------  ----------  -----------  -----------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0            0           0            0            0            0           0
    Units redeemed                                    0            0           0            0            0            0           0
    Units transferred                                 0            0           0            0            0       (2,575)          0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0            0       (2,575)          0
Beginning units                                       0            0           0            0            0        6,024           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0            0        3,449           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                        0            0           0            0        3,413        1,376       3,028
    Units redeemed                                    0            0           0            0         (731)      (3,064)     (5,360)
    Units transferred                                 0            0           0            0       11,568        8,791      31,086
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0       14,250        7,103      28,754
Beginning units                                       0            0           0            0       25,664       75,534      58,924
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0       39,914       82,637      87,678
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                        0            0           0            0        3,233       27,225      52,512
    Units redeemed                                    0            0           0            0       (4,279)     (26,206)    (17,121)
    Units transferred                                 0            0           0            0       27,021       46,066      26,564
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0       25,975       47,085      61,955
Beginning units                                       0            0           0            0      105,722      291,777     273,790
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0      131,697      338,862     335,745
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                    2,221        4,781          59          186            0            0           0
    Units redeemed                               (8,004)     (29,410)     (2,775)        (615)           0            0           0
    Units transferred                            (3,696)      58,343      (1,584)      13,803            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding         (9,479)      33,714      (4,300)      13,374            0            0           0
Beginning units                                 176,634      508,691      59,762       17,768            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                    167,155      542,405      55,462       31,142            0            0           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      239            0           0            0            0            0           0
    Units redeemed                               (5,018)           0           0            0            0            0           0
    Units transferred                              (981)           0           0            0            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding         (5,760)           0           0            0            0            0           0
Beginning units                                  39,237            0           0            0            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                     33,477            0           0            0            0            0           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0            0           0            0            0          819           0
    Units redeemed                                    0            0           0            0            0       (2,293)          0
    Units transferred                                 0            0           0            0            0        4,564           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0            0        3,090           0
Beginning units                                       0            0           0            0            0        8,861           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0            0       11,951           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.95%:
    Units sold                                        0            0           0            0            0            0           0
    Units redeemed                                    0            0           0            0            0          (40)          0
    Units transferred                                 0            0           0            0            0          571           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0            0          531           0
Beginning units                                       0            0           0            0            0        2,753           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0            0        3,284           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                        0            0           0            0          319          414         436
    Units redeemed                                    0            0           0            0       (1,142)      (2,182)     (1,362)
    Units transferred                                 0            0           0            0          645       (1,793)      5,782
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0         (178)      (3,561)      4,856
Beginning units                                       0            0           0            0        3,536       20,475       6,696
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0        3,358       16,914      11,552
                                                =======      =======      ======       ======      =======      =======     =======

                                                                         Davis                             Federated
                                                Cash       Corporate    Venture    "Dogs" of     Emerging   American   Foreign
                                             Management     Bond        Value     Wall Street    Markets    Leaders     Value
                                              Portfolio    Portfolio  Portfolio    Portfolio    Portfolio  Portfolio  Portfolio
                                              (Class 2)    (Class 2)  (Class 2)    (Class 2)    (Class 2)  (Class 2)  (Class 2)
                                             -----------  ----------  ----------  -----------   ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                    3,166      5,881      17,109        3,533          867      3,117        479
    Units redeemed                              (38,368)    (2,931)     (4,326)        (459)        (632)    (2,350)    (9,277)
    Units transferred                            53,494     54,905      34,899      (12,678)      11,997     15,739     21,748
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding         18,292     57,855      47,682       (9,604)      12,232     16,506     12,950
Beginning units                                 206,454    108,842     186,111       61,366       21,638     43,612     28,282
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                    224,746    166,697     233,793       51,762       33,870     60,118     41,232
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                  306,674     48,982      53,042       48,424       65,152     14,852     77,195
    Units redeemed                             (113,016)   (32,199)    (48,800)      (2,891)     (31,912)   (22,841)    (5,793)
    Units transferred                          (200,977)    52,963     133,954      (29,338)      36,537    (11,010)    94,624
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding         (7,319)    69,746     138,196       16,195       69,777    (18,999)   166,026
Beginning units                                 566,480    379,191     714,556      324,446       88,428    270,038     36,907
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                    559,161    448,937     852,752      340,641      158,205    251,039    202,933
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0          0       1,250            0            0          0          0
    Units redeemed                                    0          0      (1,930)           0            0          0          0
    Units transferred                                 0          0         469            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0        (211)           0            0          0          0
Beginning units                                       0          0      10,380            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0      10,169            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.95%:
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                      467        421       1,204            0           74        769          0
    Units redeemed                              (11,976)    (7,431)     (6,921)      (2,301)      (1,703)      (955)        (1)
    Units transferred                             3,979      7,664        (865)       2,367       (1,899)       285        651
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding         (7,530)       654      (6,582)          66       (3,528)        99        650
Beginning units                                  50,227     41,167      50,575       21,475       21,840     15,411         14
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                     42,697     41,821      43,993       21,541       18,312     15,510        664
                                                =======    =======     =======      =======       ======    =======    =======

                                                                    Goldman
                                               Global      Global      Sachs    Growth-      Growth
                                                Bond     Equities   Research     Income   Opportunities
                                             Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                                             (Class 2)   (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             ---------  ----------  ---------  ---------  -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0           6          0          0           0
    Units transferred                               0           0          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0           6          0          0           0
Beginning units                                     0           0          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0           6          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                  4,953       3,067      5,704      9,366       2,976
    Units redeemed                             (1,132)       (865)      (395)    (3,989)       (710)
    Units transferred                           7,939       3,744      2,520     10,333      36,682
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding       11,760       5,946      7,829     15,710      38,948
Beginning units                                39,465      36,674     43,169    110,540      36,711
                                               ------     -------    -------    -------     -------
Ending units                                   51,225      42,620     50,998    126,250      75,659
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                  6,651       4,469     18,849      2,898       4,985
    Units redeemed                             (6,146)     (6,379)    (4,057)    (9,830)     (6,272)
    Units transferred                          19,057       5,419     27,096     37,007      47,109
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding       19,562       3,509     41,888     30,075      45,822
Beginning units                                73,757     131,042    109,955    245,508     159,512
                                               ------     -------    -------    -------     -------
Ending units                                   93,319     134,551    151,843    275,583     205,334
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0           0          0          0           0
    Units transferred                               0           0          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0           0          0          0           0
Beginning units                                     0           0          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0           0          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0           0          0          0           0
    Units transferred                               0           0          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0           0          0          0           0
Beginning units                                     0           0          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0           0          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.80%:
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0         (56)         0          0           0
    Units transferred                               0       2,671          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0       2,615          0          0           0
Beginning units                                     0       3,172          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0       5,787          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.95%:
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0         (74)         0          0           0
    Units transferred                               0         108          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0          34          0          0           0
Beginning units                                     0         730          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0         764          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                    585         108        121        104         797
    Units redeemed                                (23)         (2)      (801)    (1,020)       (201)
    Units transferred                             695        (936)       980      2,286       3,792
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding        1,257        (830)       300      1,370       4,388
Beginning units                                12,671       5,870     15,810     26,404       8,346
                                               ------     -------    -------    -------     -------
Ending units                                   13,928       5,040     16,110     27,774      12,734
                                               ======     =======    =======    =======     =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                                                                     MFS
                                                        International International             Massachusetts     MFS
                                            High-Yield   Diversified      Growth      Marsico     Investors     Mid-Cap   MFS Total
                                               Bond        Equities     & Income      Growth        Trust       Growth     Return
                                             Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                                             (Class 2)    (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)  (Class 2)
                                            ----------  ------------- -------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0             0            0            0            0            0          0
    Units redeemed                                   0             0            0            0            0            0          0
    Units transferred                                0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0            0          0
Beginning units                                      0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0            0          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.40%:
    Units sold                                       0             0            0            0            0          591          0
    Units redeemed                                   0             0            0            0            0       (5,646)         0
    Units transferred                                0             0            0            0            0       24,451          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0       19,396          0
Beginning units                                      0             0            0            0            0       38,564          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0       57,960          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                 385,302       990,835      278,348      982,554      197,693      807,594    586,181
    Units redeemed                             (84,001)      (58,272)     (66,120)    (115,760)     (36,377)    (154,397)  (230,851)
    Units transferred                          736,091       621,455      353,121      639,930      156,878      734,642    973,783
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding     1,037,392     1,554,018      565,349    1,506,724      318,194    1,387,839  1,329,113
Beginning units                                885,184       587,855    1,013,112    1,867,884      732,862    2,115,113  3,252,384
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                 1,922,576     2,141,873    1,578,461    3,374,608    1,051,056    3,502,952  4,581,497
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0             0            0            0            0            0          0
    Units redeemed                                   0             0            0            0            0            0          0
    Units transferred                                0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0            0          0
Beginning units                                      0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0            0          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0             0            0            0            0            0          0
    Units redeemed                                   0             0            0            0            0            0          0
    Units transferred                                0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0            0          0
Beginning units                                      0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0            0          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                   1,238         2,373        5,846            0          479        9,256      2,579
    Units redeemed                                (963)       (1,416)        (864)           0       (1,770)      (9,377)    (7,415)
    Units transferred                              255        11,147       29,809            0        5,683       42,111     43,160
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding           530        12,104       34,791            0        4,392       41,990     38,324
Beginning units                                 58,767        34,524       55,112            0       18,392      132,603    157,265
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                    59,297        46,628       89,903            0       22,784      174,593    195,589
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0             0            0            0            0        1,805          0
    Units redeemed                                   0             0            0            0            0         (208)         0
    Units transferred                                0             0            0            0            0        2,442          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0        4,039          0
Beginning units                                      0             0            0            0            0       11,512          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0       15,551          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0             0            0            0            0        3,591          0
    Units redeemed                                   0             0            0            0            0       (2,109)         0
    Units transferred                                0             0            0            0            0       23,221          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0       24,703          0
Beginning units                                      0             0            0            0            0        7,702          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0       32,405          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========

                                              Putnam
                                              Growth:       Real     Small & Mid SunAmerica                  Telecom      Worldwide
                                              Voyager      Estate     Cap Value   Balanced    Technology     Utility    High Income
                                             Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                             (Class 2)    (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                             ---------    ---------  ----------- ----------   ----------    ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      0            0            0           0            0            0            0
    Units redeemed                                  0            0            0           0            0            0            0
    Units transferred                               0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0            0            0            0
Beginning units                                     0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0            0            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.40%:
    Units sold                                      0            0            0           0        2,381            0            0
    Units redeemed                                  0            0            0           0      (15,570)           0            0
    Units transferred                               0            0            0           0       13,610            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0          421            0            0
Beginning units                                     0            0            0           0       72,091            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0       72,512            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                 95,510      152,625      692,458     112,782      592,040       24,370       76,711
    Units redeemed                            (26,516)     (45,187)     (15,376)    (65,370)     (90,906)      (7,586)     (16,422)
    Units transferred                         (41,914)     256,400      392,520     181,015    1,088,485      (37,188)      92,157
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding       27,080      363,838    1,069,602     228,427    1,589,619      (20,404)     152,446
Beginning units                               473,461      577,307      185,477     892,920    1,330,549      186,747      144,908
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                  500,541      941,145    1,255,079   1,121,347    2,920,168      166,343      297,354
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                      0            0            0           0            0            0            0
    Units redeemed                                  0            0            0           0            0            0            0
    Units transferred                               0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0            0            0            0
Beginning units                                     0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0            0            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      0            0            0           0            0            0            0
    Units redeemed                                  0            0            0           0            0            0            0
    Units transferred                               0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0            0            0            0
Beginning units                                     0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0            0            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                     11          257        5,893       2,870       11,635            0            0
    Units redeemed                               (661)      (1,267)        (595)       (431)        (872)           0            0
    Units transferred                             324       11,395       30,481       7,048          (40)           0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding         (326)      10,385       35,779       9,487       10,723            0            0
Beginning units                                12,720       44,342       39,021      18,398       42,919            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                   12,394       54,727       74,800      27,885       53,642            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      0            0            0           0        1,027            0            0
    Units redeemed                                  0            0            0           0           (6)           0            0
    Units transferred                               0            0            0           0           (2)           0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0        1,019            0            0
Beginning units                                     0            0            0           0        9,802            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0       10,821            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                      0            0            0           0       19,788            0            0
    Units redeemed                                  0            0            0           0       (7,927)           0            0
    Units transferred                               0            0            0           0       66,007            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0       77,868            0            0
Beginning units                                     0            0            0           0       30,946            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0      108,814            0            0
                                              =======      =======    =========   =========    =========     ========      =======

                                             Aggressive    Alliance     Blue Chip     Cash       Corporate
                                                Growth      Growth       Growth     Management     Bond
                                              Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ----------    ---------    ---------   ----------   ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.40%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                  78,074      377,672      300,317    3,343,716     571,605
    Units redeemed                              (7,056)     (18,572)     (26,483)    (564,711)    (15,194)
    Units transferred                           62,634      190,257      114,787     (545,943)    274,139
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding       133,652      549,357      388,621    2,233,062     830,550
Beginning units                                  9,218       45,028       25,770      281,452     115,713
                                               -------      -------      -------    ---------     -------
Ending units                                   142,870      594,385      414,391    2,514,514     946,263
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                  13,819       42,259       30,900      807,586     155,137
    Units redeemed                              (1,187)      (1,292)        (743)    (987,699)     (4,411)
    Units transferred                            5,028        7,072       (3,188)     602,454      40,695
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding        17,660       48,039       26,969      422,341     191,421
Beginning units                                     15        2,961        2,553       10,725       3,690
                                               -------      -------      -------    ---------     -------
Ending units                                    17,675       51,000       29,522      433,066     195,111
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.    CHANGES IN UNITS OUTSTANDING (continued)
      ----------------------------------------

For the year ended December 31, 2003.

                                                                                                 MFS
                                                       International International           Massachusetts    MFS
                                            High-Yield  Diversified      Growth     Marsico    Investors    Mid-Cap   MFS Total
                                               Bond       Equities      & Income    Growth       Trust       Growth     Return
                                             Portfolio   Portfolio      Portfolio  Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 2)   (Class 2)      (Class 2)  (Class 2)   (Class 2)    (Class 2) (Class 2)
                                            ---------- ------------- ------------- --------- ------------- ---------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0             0             0          0            0        687          0
    Units redeemed                                 0             0             0          0            0     (6,138)         0
    Units transferred                              0             0             0          0            0      7,317          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0      1,866          0
Beginning units                                    0             0             0          0            0     12,214          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0     14,080          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                 4,349        11,103         5,042          0          349     12,860     15,449
    Units redeemed                            (4,300)       (1,748)       (1,627)         0         (798)    (4,270)   (10,495)
    Units transferred                         28,753        26,160         7,795          0       12,546     55,963     39,438
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding      28,802        35,515        11,210          0       12,097     64,553     44,392
Beginning units                               70,818        79,959        84,890          0       37,899    198,770    289,817
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                  99,620       115,474        96,100          0       49,996    263,323    334,209
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                53,878        83,596        12,095     81,581       11,756     79,774     27,995
    Units redeemed                           (42,885)      (11,673)       (8,433)   (66,488)     (13,522)   (27,442)   (41,521)
    Units transferred                        121,556        67,317        49,628    285,129       62,528     83,464    117,761
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding     132,549       139,240        53,290    300,222       60,762    135,796    104,235
Beginning units                              228,236       160,078       286,477    508,425      198,873    574,291    771,538
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                 360,785       299,318       339,767    808,647      259,635    710,087    875,773
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0             0             0          0            0          0          0
    Units redeemed                                 0             0             0          0            0          0          0
    Units transferred                              0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0          0          0
Beginning units                                    0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0          0          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0             0             0          0            0          0          0
    Units redeemed                                 0             0             0          0            0          0          0
    Units transferred                              0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0          0          0
Beginning units                                    0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0          0          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0             0             0          0            0      1,635          0
    Units redeemed                                 0             0             0          0            0     (6,855)         0
    Units transferred                              0             0             0          0            0     16,794          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0     11,574          0
Beginning units                                    0             0             0          0            0     48,552          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0     60,126          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0             0             0          0            0        186          0
    Units redeemed                                 0             0             0          0            0        (16)         0
    Units transferred                              0             0             0          0            0      1,168          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0      1,338          0
Beginning units                                    0             0             0          0            0      8,548          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0      9,886          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                 6,252         1,401           216          0          255      1,032      1,794
    Units redeemed                           (12,368)       (1,715)       (4,195)         0       (4,372)    (7,142)    (3,006)
    Units transferred                          5,001        (1,052)        6,232          0        1,776      1,785      6,820
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding      (1,115)       (1,366)        2,253          0       (2,341)    (4,325)     5,608
Beginning units                               97,408        17,354        22,712          0        9,090     62,119     85,621
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                  96,293        15,988        24,965          0        6,749     57,794     91,229
                                             =======       =======       =======    =======      =======    =======    =======

                                             Putnam
                                             Growth:    Real    Small & Mid SunAmerica             Telecom   Worldwide  Aggressive
                                             Voyager   Estate    Cap Value  Balanced   Technology  Utility  High Income   Growth
                                            Portfolio Portfolio  Portfolio  Portfolio   Portfolio Portfolio  Portfolio   Portfolio
                                            (Class 2) (Class 2)  (Class 2)  (Class 2)   (Class 2) (Class 2)  (Class 2)   (Class 3)
                                            --------- --------- ----------- ---------- ---------- --------- ----------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0         0          0           0      7,031         0          0          0
    Units redeemed                                 0         0          0           0         (6)        0          0          0
    Units transferred                              0         0          0           0     12,619         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0     19,644         0          0          0
Beginning units                                    0         0          0           0     10,137         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0     29,781         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                 2,342     7,605      5,504         362      2,551         0          0     20,563
    Units redeemed                              (504)   (1,352)      (302)     (1,403)    (1,290)        0          0       (747)
    Units transferred                          2,371    26,526     17,882      18,194     17,311         0          0      6,971
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding       4,209    32,779     23,084      17,153     18,572         0          0     26,787
Beginning units                               31,268    65,279     10,379      44,382     38,455         0          0      1,559
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                  35,477    98,058     33,463      61,535     57,027         0          0     28,346
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                 4,004    15,783     53,641      14,893     32,908     8,621      1,497     20,711
    Units redeemed                            (7,512)  (20,284)    (2,508)    (15,344)   (26,636)   (2,055)    (4,775)      (395)
    Units transferred                          7,145    38,322     82,709      59,156    526,927    (6,120)    13,253      7,184
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding       3,637    33,821    133,842      58,705    533,199       446      9,975     27,500
Beginning units                               84,352   228,078     47,918     231,226    487,500    63,140     41,077        527
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                  87,989   261,899    181,760     289,931  1,020,699    63,586     51,052     28,027
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0          0         0          0          0
    Units transferred                              0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0          0         0          0          0
Beginning units                                    0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0          0         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0          0         0          0          0
    Units transferred                              0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0          0         0          0          0
Beginning units                                    0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0          0         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0     (1,183)        0          0          0
    Units transferred                              0         0          0           0     43,320         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0     42,137         0          0          0
Beginning units                                    0         0          0           0     20,382         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0     62,519         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0          0         0          0          0
    Units transferred                              0         0          0           0         (2)        0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0         (2)        0          0          0
Beginning units                                    0         0          0           0      4,971         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0      4,969         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                    69       592        415         173      2,882         0          0          0
    Units redeemed                            (2,103)     (764)      (133)     (1,676)       (10)        0          0          0
    Units transferred                            665       328      2,318         955     (1,433)        0          0        525
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding      (1,369)      156      2,600        (548)     1,439         0          0        525
Beginning units                                9,390    18,194      4,262      31,048     16,457         0          0      2,951
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                   8,021    18,350      6,862      30,500     17,896         0          0      3,476
                                              ======   =======    =======     =======  =========    ======     ======     ======

                                            Alliance  Blue Chip    Cash    Corporate
                                             Growth    Growth   Management    Bond
                                            Portfolio Portfolio Portfolio  Portfolio
                                            (Class 3) (Class 3) (Class 3)  (Class 3)
                                            --------- --------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                91,757   114,343  2,278,202   298,820
    Units redeemed                            (4,568)     (760)  (334,420)  (24,706)
    Units transferred                         29,782    (3,189)  (801,371)   67,238
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding     116,971   110,394  1,142,411   341,352
Beginning units                               19,379     3,101     51,237     8,272
                                             -------   -------  ---------   -------
Ending units                                 136,350   113,495  1,193,648   349,624
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                43,781    27,825    436,148    95,614
    Units redeemed                            (1,444)     (589)   (75,351)   (8,685)
    Units transferred                         21,696    12,669   (193,902)   60,336
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding      64,033    39,905    166,895   147,265
Beginning units                                5,469       369     94,850     2,563
                                             -------   -------  ---------   -------
Ending units                                  69,502    40,274    261,745   149,828
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                21,914       534     51,434    25,642
    Units redeemed                              (208)      (18)      (756)     (163)
    Units transferred                          4,522     1,306    124,329     2,440
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding      26,228     1,822    175,007    27,919
Beginning units                                1,192       840     14,522     3,437
                                             -------   -------  ---------   -------
Ending units                                  27,420     2,662    189,529    31,356
                                             =======   =======  =========   =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                              Davis                            Federated
                                             Venture    "Dogs" of   Emerging    American     Foreign     Global     Global
                                              Value     Wall Street  Markets    Leaders       Value       Bond     Equities
                                            Portfolio   Portfolio   Portfolio  Portfolio    Portfolio   Portfolio  Portfolio
                                            (Class 3)   (Class 3)   (Class 3)  (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                            ----------  ----------- ---------  ----------   ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.40%:
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (1):
    Units sold                               1,008,453     162,309     90,470     109,966    1,591,682    163,644    33,102
    Units redeemed                             (46,600)    (12,136)    (6,833)     (8,541)     (69,692)    (3,997)   (1,739)
    Units transferred                          648,202      97,813     91,840      65,130      772,265     81,260    34,394
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding     1,610,055     247,986    175,477     166,555    2,294,255    240,907    65,757
Beginning units                                115,086      15,054     11,001      60,296      163,233     14,627     7,749
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                 1,725,141     263,040    186,478     226,851    2,457,488    255,534    73,506
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0           0          0           0        5,721          0         0
    Units redeemed                                   0           0          0           0       (1,327)         0         0
    Units transferred                                0           0          0           0      351,695          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0      356,089          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0      356,089          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                 131,369     108,859    147,041      50,722      204,572     39,657    18,361
    Units redeemed                              (4,301)       (314)   (69,976)       (603)     (10,484)    (1,517)     (577)
    Units transferred                           27,397       8,613    (62,584)     20,470       51,917     27,392     4,805
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding       154,465     117,158     14,481      70,589      246,005     65,532    22,589
Beginning units                                 16,558       3,780      1,620          80       22,862        400       221
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                   171,023     120,938     16,101      70,669      268,867     65,932    22,810
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========

                                             Goldman                                        International International
                                              Sachs     Growth-      Growth      High-Yield  Diversified     Growth       Marsico
                                            Research    Income    Opportunities     Bond       Equities     & Income      Growth
                                            Portfolio  Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                            (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                            ---------  ---------  -------------  ---------- ------------- -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                      0    113,214        142,996     403,167     1,509,072      333,185     496,240
    Units redeemed                                  0     (5,334)       (10,668)    (17,812)      (62,748)     (26,254)    (25,664)
    Units transferred                               0     70,511        101,991     302,126       649,884      240,348     372,524
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0    178,391        234,319     687,481     2,096,208      547,279     843,100
Beginning units                                     0     52,756         35,308      23,585       111,291      103,101      75,346
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0    231,147        269,627     711,066     2,207,499      650,380     918,446
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                  4,345     11,263         17,141     839,289       159,689      182,118      15,548
    Units redeemed                                 (1)      (431)          (680)    (46,546)      (21,890)    (116,386)     (2,234)
    Units transferred                           2,606      2,933           (507)   (623,864)       53,119       24,757       4,829
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding        6,950     13,765         15,954     168,879       190,918       90,489      18,143
Beginning units                                 2,153      5,804          3,018         714         6,735        3,894       1,287
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                    9,103     19,569         18,972     169,593       197,653       94,383      19,430
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========

                                                  MFS
                                             Massachusetts      MFS                   Putnam
                                               Investors      Mid-Cap    MFS Total    Growth:     Real
                                                 Trust         Growth      Return     Voyager    Estate
                                               Portfolio     Portfolio   Portfolio   Portfolio  Portfolio
                                               (Class 3)     (Class 3)   (Class 3)   (Class 3)  (Class 3)
                                             --------------  ----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.40%:
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                      329,231   1,076,405     776,085     51,419    177,573
    Units redeemed                                  (15,734)    (45,692)    (55,637)    (1,465)   (16,674)
    Units transferred                               202,087     576,010     669,537     14,429    155,339
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding            515,584   1,606,723   1,389,985     64,383    316,238
Beginning units                                      30,003     127,090     114,386     26,714     21,458
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                        545,587   1,733,813   1,504,371     91,097    337,696
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                       29,856     271,393      89,847      7,592     23,311
    Units redeemed                                   (1,682)   (132,672)     (3,689)      (117)      (187)
    Units transferred                                 9,614      31,791      21,510      4,213     21,257
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             37,788     170,512     107,668     11,688     44,381
Beginning units                                       4,255      11,688       9,719        930      1,824
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                         42,043     182,200     117,387     12,618     46,205
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)
            ----------------------------------------

For the year ended December 31, 2003.

                                               Davis                         Federated                                Goldman
                                              Venture   "Dogs" of   Emerging American   Foreign   Global     Global    Sachs
                                               Value   Wall Street  Markets   Leaders    Value     Bond     Equities Research
                                             Portfolio  Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
                                             (Class 3)  (Class 3)  (Class 3) (Class 3) (Class 3) (Class 3) (Class 3) (Class 3)
                                            ---------- ----------- --------- --------- --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.72% (4):
     Units sold                              321,619      97,184    13,850    116,025   434,319    75,505    53,710   22,923
     Units redeemed                           (6,125)       (148)     (733)    (9,119)   (5,489)   (3,493)   (3,533)     (17)
     Units transferred                       126,573      12,786    13,559     39,657   104,448      (595)   18,392   (2,593)
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding     442,067     109,822    26,676    146,563   533,278    71,417    68,569   20,313
Beginning units                               35,260       2,603     6,341        719    81,158     2,299     1,133      242
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                 477,327     112,425    33,017    147,282   614,436    73,716    69,702   20,555
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.77% (7):
     Units sold                              148,913      26,399    35,178     13,964   266,471    44,449     6,848        0
     Units redeemed                           (5,335)     (1,831)     (558)       (59)   (9,216)  (20,676)      (48)       0
     Units transferred                        93,305      34,363     6,104      5,851    92,438    13,139     4,013        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding     236,883      58,931    40,724     19,756   349,693    36,912    10,813        0
Beginning units                               25,333       7,757     1,832      7,324    12,214        90        13        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                 262,216      66,688    42,556     27,080   361,907    37,002    10,826        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0     2,169         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0     2,169         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0     2,169         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.97% (4):
     Units sold                               41,909       2,528        39      6,954    74,942     4,349     1,650      609
     Units redeemed                             (371)         (1)       (1)      (148)     (987)        0       (31)       0
     Units transferred                         8,221        (390)      610        578    20,252     1,052       204     (468)
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding      49,759       2,137       648      7,384    94,207     5,401     1,823      141
Beginning units                                5,061       1,182       676         13     6,640       254       127      319
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                  54,820       3,319     1,324      7,397   100,847     5,655     1,950      460
                                             =======     =======    ======    =======   =======    ======    ======   ======

                                                                                                                           MFS
                                                                               International International            Massachusetts
                                             Growth-     Growth     High-Yield Diversified      Growth       Marsico    Investors
                                             Income   Opportunities    Bond      Equities      & Income      Growth       Trust
                                            Portfolio   Portfolio   Portfolio    Portfolio     Portfolio   Portfolio    Portfolio
                                            (Class 3)   (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                            --------- ------------- ---------- ------------- ------------- ---------- -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                               52,101     39,841      355,683      391,421        216,719      54,635     93,274
     Units redeemed                           (4,236)       (22)     (51,001)     (16,154)      (107,481)     (1,116)    (3,668)
     Units transferred                        11,358     11,656      287,251      465,179        172,351       9,472     42,486
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding      59,223     51,475      591,933      840,446        281,589      62,991    132,092
Beginning units                                3,635      1,638       84,280       68,413          2,884          13     15,843
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                  62,858     53,113      676,213      908,859        284,473      63,004    147,935
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                               26,222     24,755      109,022      177,933         79,897     169,601     65,179
     Units redeemed                             (157)      (240)     (10,546)      (4,638)        (4,634)     (9,548)      (794)
     Units transferred                        13,149     30,407       43,778       84,262         35,465     108,079     14,777
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding      39,214     54,922      142,254      257,557        110,728     268,132     79,162
Beginning units                                  877     16,803        5,755       13,612          1,722      22,137      2,373
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                  40,091     71,725      148,009      271,169        112,450     290,269     81,535
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  968          0       27,047       70,422         24,065       3,863     10,202
     Units redeemed                              (17)         0         (107)      (1,041)           (69)          0       (175)
     Units transferred                         1,335      1,282       19,439       22,287           (405)      2,456      2,822
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding       2,286      1,282       46,379       91,668         23,591       6,319     12,849
Beginning units                                5,060         46        1,431       10,117          3,716       3,197      1,058
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                   7,346      1,328       47,810      101,785         27,307       9,516     13,907
                                              ======     ======      =======      =======       ========     =======    =======

                                               MFS               Putnam
                                             Mid-Cap  MFS Total  Growth:    Real
                                             Growth    Return    Voyager   Estate
                                            Portfolio Portfolio Portfolio Portfolio
                                            (Class 3) (Class 3) (Class 3) (Class 3)
                                            --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                              409,003   214,695   18,527     67,349
     Units redeemed                           (4,079)  (13,259)     (50)    (1,197)
     Units transferred                        78,477   154,497    1,586     45,969
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding     483,401   355,933   20,063    112,121
Beginning units                               55,892    36,356      446      5,030
                                             -------   -------   ------    -------
Ending units                                 539,293   392,289   20,509    117,151
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                              225,687   131,763    9,435     64,822
     Units redeemed                           (8,266)  (18,745)  (2,554)      (672)
     Units transferred                        97,220    68,182    4,284     16,770
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding     314,641   181,200   11,165     80,920
Beginning units                               14,748    17,494    3,638      5,369
                                             -------   -------   ------    -------
Ending units                                 329,389   198,694   14,803     86,289
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                               40,690    34,629    2,553      4,837
     Units redeemed                             (420)     (111)       0         (1)
     Units transferred                        10,353     7,698     (149)       305
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding      50,623    42,216    2,404      5,141
Beginning units                                3,867     3,411       11      2,360
                                             -------   -------   ------    -------
Ending units                                  54,490    45,627    2,415      7,501
                                             =======   =======   ======    =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2003.

                                             Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value    Balanced   Technology   Utility   High Income   Comstock     Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  920,429      99,986     769,000          0            0   1,468,471     459,664
     Units redeemed                              (43,015)     (4,882)    (78,471)         0            0    (129,318)    (36,068)
     Units transferred                           449,898     129,947     698,356          0            0   1,157,147     288,067
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding       1,327,312     225,051   1,388,885          0            0   2,496,300     711,663
Beginning units                                  107,425       8,447      79,837          0            0   1,675,078     484,148
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                   1,434,737     233,498   1,468,722          0            0   4,171,378   1,195,811
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    4,965           0           0          0            0     249,916      38,507
     Units redeemed                                 (344)          0           0          0            0    (382,852)    (64,006)
     Units transferred                           188,206           0           0          0            0   2,674,128     439,981
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         192,827           0           0          0            0   2,541,192     414,482
Beginning units                                        0           0           0          0            0   5,538,887     714,688
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     192,827           0           0          0            0   8,080,079   1,129,170
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  150,483      20,434      39,378      2,758        2,662     169,970      27,593
     Units redeemed                               (3,692)       (860)     (9,324)      (907)     (28,687)    (14,578)     (5,876)
     Units transferred                            46,425       4,415      18,191         (1)      35,555     101,338      17,463
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         193,216      23,989      48,245      1,850        9,530     256,730      39,180
Beginning units                                   10,970       1,187      41,215         13            8     193,438      60,272
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     204,186      25,176      89,460      1,863        9,538     450,168      99,452
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0          0            0       1,315           0
     Units redeemed                                    0           0           0          0            0        (770)          0
     Units transferred                                 0           0           0          0            0      41,786           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      42,331           0
Beginning units                                        0           0           0          0            0      46,801           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0      89,132           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========

                                             Growth and             Conservative  Conservative
                                               Income    Balanced     Balanced       Growth     Equity Income  Flexible Income
                                              Portfolio  Portfolio    Portfolio    Portfolio         Fund         Portfolio
                                             (Class II)  (Class 1)    (Class 1)    (Class 1)      (Class 1)        (Class 1)
                                             ----------  ---------  ------------  ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0    913,180       112,767       488,117         62,323          222,441
     Units redeemed                                   0   (403,391)      (36,391)     (199,076)       (70,435)        (181,033)
     Units transferred                                0  2,829,679       454,704     1,238,307        551,952        1,078,138
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  3,339,468       531,080     1,527,348        543,840        1,119,546
Beginning units                                       0  3,452,275       578,767     1,574,812      1,067,980        1,143,068
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  6,791,743     1,109,847     3,102,160      1,611,820        2,262,614
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               2,692,870     59,051             0        16,755              0                0
     Units redeemed                            (159,983)   (72,351)            0      (100,912)             0                0
     Units transferred                        1,609,385    201,131             0       238,261              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      4,142,272    187,831             0       154,104              0                0
Beginning units                                 995,982  1,157,930             0       880,230              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,138,254  1,345,761             0     1,034,334              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 238,821          0             0             0              0                0
     Units redeemed                            (340,461)         0             0             0              0                0
     Units transferred                        1,153,165          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      1,051,525          0             0             0              0                0
Beginning units                               4,541,821          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,593,346          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 204,486          0             0             0              0                0
     Units redeemed                             (11,199)         0             0             0              0                0
     Units transferred                           76,619          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        269,906          0             0             0              0                0
Beginning units                                  81,395          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                    351,301          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0    279,996         7,330       138,263         22,411           61,525
     Units redeemed                                   0   (126,435)      (11,525)      (80,776)       (20,955)         (29,584)
     Units transferred                                0    928,083       160,723       779,500         93,816          250,415
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  1,081,644       156,528       836,987         95,272          282,356
Beginning units                                       0  1,512,872       200,637       979,966        217,921          446,120
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  2,594,516       357,165     1,816,953        313,193          728,476
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============

                                                                                    International     Mid Cap      Money
                                              Growth    Growth & Income   Income        Growth         Stock      Market
                                                Fund          Fund         Fund          Fund           Fund       Fund
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)
                                             ---------  ---------------  ---------  -------------    ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  4,377           63,605     92,925          2,927        3,062      21,173
     Units redeemed                             (3,643)         (21,731)  (110,779)          (767)     (13,218)    (81,987)
     Units transferred                          30,406          174,977    573,274          6,721      151,033      50,892
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding        31,140          216,851    555,420          8,881      140,877      (9,922)
Beginning units                                119,082          357,413    508,450         10,524      142,437     569,371
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                   150,222          574,264  1,063,870         19,405      283,314     559,449
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                  1,380           28,187     52,684            271        4,429       7,583
     Units redeemed                             (1,228)         (12,211)   (10,380)           (50)      (3,236)     (9,830)
     Units transferred                          25,434          238,513     44,296          1,978       15,138       8,767
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding        25,586          254,489     86,600          2,199       16,331       6,520
Beginning units                                 40,415          178,110    124,632          5,880       40,760     105,085
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                    66,001          432,599    211,232          8,079       57,091     111,605
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

   For the year ended December 31, 2003.

                                             Small & Mid   SunAmerica                 Telecom     Worldwide                Emerging
                                              Cap Value     Balanced    Technology    Utility    High Income   Comstock     Growth
                                              Portfolio     Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 3)     (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class II)  (Class II)
                                             ------------  -----------  ----------   ----------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                         0            0           0            0            0       2,046           0
    Units redeemed                                     0            0           0            0            0        (465)          0
    Units transferred                                  0            0           0            0            0      11,326           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0      12,907           0
Beginning units                                        0            0           0            0            0      22,936           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0      35,843           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.72% (4):
    Units sold                                   271,476       53,496     185,860        3,000       13,603     222,789      41,740
    Units redeemed                                (9,039)      (4,501)     (5,067)      (1,020)         (29)    (10,412)     (4,937)
    Units transferred                             70,553       39,052      33,444           (1)       2,685     151,180      21,649
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding         332,990       88,047     214,237        1,979       16,259     363,557      58,452
Beginning units                                   35,379        2,147       1,355           12            7     250,854     101,213
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                     368,369       90,194     215,592        1,991       16,266     614,411     159,665
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.77% (7):
    Units sold                                   191,657       23,386     129,126            0            0     166,355      73,590
    Units redeemed                                (5,022)      (1,007)    (11,756)           0            0     (27,399)     (5,859)
    Units transferred                             85,431       11,854      85,731            0            0     193,964      49,697
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding         272,066       34,233     203,101            0            0     332,920     117,428
Beginning units                                   10,354       12,402      20,700            0            0     443,518     120,845
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                     282,420       46,635     223,801            0            0     776,438     238,273
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                         0            0           0            0            0      29,599      11,764
    Units redeemed                                     0            0           0            0            0     (15,622)     (7,231)
    Units transferred                              2,048            0           0            0            0     306,465      27,857
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding           2,048            0           0            0            0     320,442      32,390
Beginning units                                        0            0           0            0            0     162,364      43,328
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                       2,048            0           0            0            0     482,806      75,718
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.80%:
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.95%:
    Units sold                                         0            0           0            0            0       6,411           0
    Units redeemed                                     0            0           0            0            0        (373)          0
    Units transferred                                  0            0           0            0            0       6,288           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0      12,326           0
Beginning units                                        0            0           0            0            0      88,739           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0     101,065           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.97% (4):
    Units sold                                    39,839        7,980       6,510          598           97      39,218       1,698
    Units redeemed                                  (368)          (3)         (3)           0            0      (1,762)       (201)
    Units transferred                             15,018       (7,035)     10,290            0          289       8,219       2,933
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding          54,489          942      16,797          598          386      45,675       4,430
Beginning units                                   11,296          904       4,246           12            7     103,273      21,021
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                      65,785        1,846      21,043          610          393     148,948      25,451
                                             ===========   ==========   =========    =========   ==========   =========   =========

                                             Growth and               Conservative  Conservative   Equity      Flexible
                                               Income      Balanced     Balanced      Growth       Income       Income     Growth
                                              Portfolio    Portfolio    Portfolio     Portfolio     Fund       Portfolio    Fund
                                             (Class II)    (Class 1)    (Class 1)     (Class 1)   (Class 1)    (Class 1)  (Class 1)
                                             ----------   ----------  ------------  ------------  ---------   ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0           0            0             0            0            0          0
    Units redeemed                                    0           0            0             0            0            0          0
    Units transferred                                 0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0           0            0             0            0            0          0
Beginning units                                       0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.72% (4):
    Units sold                                  411,890           0            0             0            0            0          0
    Units redeemed                              (12,961)          0            0             0            0            0          0
    Units transferred                           186,353           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding        585,282           0            0             0            0            0          0
Beginning units                                 188,600           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    773,882           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.77% (7):
    Units sold                                  312,777       2,955            0         1,300            0            0          0
    Units redeemed                              (22,756)    (20,877)           0        (9,979)           0            0          0
    Units transferred                           239,493      74,357            0        12,834            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding        529,514      56,435            0         4,155            0            0          0
Beginning units                                 217,837     217,417            0       152,520            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    747,351     273,852            0       156,675            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                   29,110           0            0             0            0            0          0
    Units redeemed                               (6,913)          0            0             0            0            0          0
    Units transferred                            79,615           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding        101,812           0            0             0            0            0          0
Beginning units                                 107,418           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    209,230           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0           0            0             0            0            0          0
    Units redeemed                                    0           0            0             0            0            0          0
    Units transferred                                 0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0           0            0             0            0            0          0
Beginning units                                       0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.80%:
    Units sold                                        0     218,223       47,010        37,931       26,000       22,585          0
    Units redeemed                                    0    (325,953)     (17,256)      (61,991)     (48,468)     (95,621)      (995)
    Units transferred                                 0     977,152       87,640       163,762       76,393      386,472      2,286
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0     869,422      117,394       139,702       53,925      313,436      1,291
Beginning units                                       0   1,966,924      212,458     1,071,253      380,505      494,722     38,297
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0   2,836,346      329,852     1,210,955      434,430      808,158     39,588
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.95%:
    Units sold                                        0           0            0             0            0            0          0
    Units redeemed                                    0           0            0             0            0            0          0
    Units transferred                                 0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0           0            0             0            0            0          0
Beginning units                                       0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.97% (4):
    Units sold                                   69,236           0            0             0            0            0          0
    Units redeemed                               (1,935)          0            0             0            0            0          0
    Units transferred                            24,979           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding         92,280           0            0             0            0            0          0
Beginning units                                  46,350           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    138,630           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========

                                              Growth &                International   Mid Cap     Money
                                               Income       Income        Growth       Stock      Market
                                                Fund         Fund          Fund        Fund        Fund
                                             (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             ---------    ---------   -------------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.72% (4):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.77% (7):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ----------  ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.80%:
    Units sold                                   9,658        2,440          162            0           0
    Units redeemed                             (28,220)     (28,995)         (52)     (10,983)    (27,766)
    Units transferred                           52,196       21,765         (132)      17,875      80,245
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding        33,634       (4,790)         (22)       6,892      52,479
Beginning units                                188,611      224,362        9,073       79,108      49,257
                                             ---------    ---------   ----------     --------   ---------
Ending units                                   222,245      219,572        9,051       86,000     101,736
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.95%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.97% (4):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                           Short Term     Small      Strategic      U.S.      West Coast
                                                REIT         Income     Cap Stock     Growth     Government     Equity     Balanced
                                                Fund          Fund        Fund       Portfolio   Securities      Fund     Portfolio
                                             (Class 1) **   (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)  (Class 2)
                                             ------------  -----------  ----------   ----------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0       72,912       3,466      178,671      203,574      37,219           0
    Units redeemed                                     0     (140,435)     (8,400)     (29,071)    (285,030)    (57,159)          0
    Units transferred                                 13      387,717      74,745      206,764    1,014,661     303,642           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding              13      320,194      69,811      356,364      933,205     283,702           0
Beginning units                                        0      170,505      85,682      294,264    1,428,375     465,406           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                          13      490,699     155,493      650,628    2,361,580     749,108           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                         0            0           0        5,675            0           0     422,080
    Units redeemed                                     0            0           0      (13,118)           0           0     (23,748)
    Units transferred                                  0            0           0       28,628            0           0     386,964
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0       21,185            0           0     785,296
Beginning units                                        0            0           0      219,273            0           0      96,311
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0      240,458            0           0     881,607
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0        9,132       3,715       40,734       13,565      22,862           0
    Units redeemed                                     0       (2,695)         (7)      (4,313)     (21,166)     (9,286)          0
    Units transferred                                 13       40,070       9,895      140,517       55,655      46,967           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding              13       46,507      13,603      176,938       48,054      60,543           0
Beginning units                                        0       33,749       6,242      156,413      343,958     110,242           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                          13       80,256      19,845      333,351      392,012     170,785           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                         0            0           0            0            0           0     975,506
    Units redeemed                                     0            0           0            0            0           0    (242,030)
    Units transferred                                  0            0           0            0            0           0   2,341,998
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0   3,075,474
Beginning units                                        0            0           0            0            0           0   2,232,623
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0   5,308,097
                                             ===========   ==========   =========    =========   ==========   =========   =========

                                             Conservative  Conservative     Equity       Flexible                 Growth &
                                                Balanced       Growth       Income       Income       Growth       Income
                                               Portfolio     Portfolio       Fund       Portfolio      Fund          Fund
                                               (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ------------  -----------   ------------  ------------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                         0      358,091              0             0           0            0
    Units redeemed                                     0      (43,897)             0             0           0            0
    Units transferred                                  0      125,689              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0      439,883              0             0           0            0
Beginning units                                        0       26,095              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0      465,978              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                   148,225      346,718         89,581       280,791       9,202       20,503
    Units redeemed                               (12,624)     (49,019)       (36,322)     (100,318)     (5,248)     (14,874)
    Units transferred                            374,033      383,365        352,661     2,447,625      35,074      128,631
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding         509,634      681,064        405,920     2,628,098      39,028      134,260
Beginning units                                  219,214      958,772        652,304     1,115,544      64,109      150,973
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                     728,848    1,639,836      1,058,224     3,743,642     103,137      285,233
                                              ==========    =========    ===========   ===========   =========   ==========

                                                          International   Mid Cap        Money                 Short Term
                                                Income       Growth        Stock         Market       REIT       Income
                                                 Fund         Fund          Fund          Fund        Fund        Fund
                                              (Class 2)     (Class 2)    (Class 2)     (Class 2)   (Class 2)**  (Class 2)
                                             -----------   ----------    ----------  -------------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                  449,090        2,282         8,289          6,305          0     119,783
    Units redeemed                             (110,997)         (49)       (3,339)       (77,130)        (2)    (11,852)
    Units transferred                         1,373,747        3,654        60,542       (194,182)        10     541,539
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding      1,711,840        5,887        65,492       (265,007)         8     649,470
Beginning units                                 877,757       15,526        64,864        611,656          0     163,898
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                  2,589,597       21,413       130,356        346,649          8     813,368
                                             ==========    =========     =========   ============   ========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2003.

                                                           Short Term    Small    Strategic        U.S.      West Coast
                                                   REIT     Income     Cap Stock   Growth       Government     Equity
                                                  Fund       Fund         Fund    Portfolio  Securities Fund    Fund
                                              (Class 1) **  (Class 1)  (Class 1)  (Class 1)     (Class 1)     (Class 1)
                                              ------------ ----------  ---------  ---------  ---------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                          0          0          0         13                0           0
     Units redeemed                                      0          0          0     (6,443)               0           0
     Units transferred                                   0          0          0      2,260                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0     (4,170)               0           0
Beginning units                                          0          0          0    118,833                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0    114,663                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                          0          0        104     20,391            5,100       1,819
     Units redeemed                                      0    (24,720)    (6,049)    (7,647)         (31,866)    (19,701)
     Units transferred                                  13     21,259     42,559     39,452           (5,007)     40,091
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                13     (3,461)    36,614     52,196          (31,773)     22,209
Beginning units                                          0    125,668     32,891    129,262          446,911     177,710
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                            13    122,207     69,505    181,458          415,138     199,919
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========

                                                          Conservative  Conservative
                                                Balanced   Balanced       Growth      Equity Income  Flexible Income   Growth
                                               Portfolio   Portfolio     Portfolio        Fund         Portfolio        Fund
                                               (Class 2)   (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                              ----------  ------------  ------------  -------------  ---------------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  494,282        37,672       162,832         15,789           84,463      7,313
     Units redeemed                             (172,079)       (6,121)      (55,904)          (751)          (5,395)    (1,951)
     Units transferred                           503,877       145,893       157,304         32,945          271,932     23,257
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding         826,080       177,444       264,232         47,983          351,000     28,619
Beginning units                                1,570,518       123,663       612,299         74,386          112,113     43,432
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                   2,396,598       301,107       876,531        122,369          463,113     72,051
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   49,293             0        20,370              0                0          0
     Units redeemed                               (3,206)            0          (868)             0                0          0
     Units transferred                            40,119             0        37,326              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding          86,206             0        56,828              0                0          0
Beginning units                                   13,638             0         4,569              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                      99,844             0        61,397              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                   58,571             0        45,025          7,245           22,964          0
     Units redeemed                              (75,430)         (143)      (54,084)        (4,889)          (7,567)      (275)
     Units transferred                           276,493        28,765        28,146         15,989           89,883      1,484
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding         259,634        28,622        19,087         18,345          105,280      1,209
Beginning units                                  531,637        50,067       510,781        264,269          168,170     20,860
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                     791,271        78,689       529,868        282,614          273,450     22,069
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========

                                                                                International   Mid Cap
                                                Growth & Income     Income        Growth         Stock
                                                      Fund           Fund          Fund          Fund
                                                   (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                                ---------------  -------------  -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                           1,612          3,187              0     11,456
     Units redeemed                                      (1,945)       (29,946)             0       (111)
     Units transferred                                   43,931        160,084          4,367     13,109
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                 43,598        133,325          4,367     24,454
Beginning units                                          41,147        172,092          1,011      8,491
                                                ---------------  -------------  -------------  ---------
Ending units                                             84,745        305,417          5,378     32,945
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                             446         12,924            281          0
     Units redeemed                                      (1,146)       (13,784)          (106)    (2,104)
     Units transferred                                    6,871        (13,946)        (2,958)     2,781
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                  6,171        (14,806)        (2,783)       677
Beginning units                                          87,324        274,470          8,188     42,438
                                                ---------------  -------------  -------------  ---------
Ending units                                             93,495        259,664          5,405     43,115
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========

                                                  Money                 Short Term
                                                 Market       REIT        Income
                                                  Fund        Fund         Fund
                                               (Class 2)  (Class 2) **   (Class 2)
                                               ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0             0       1,520
     Units redeemed                               (3,030)           (1)       (320)
     Units transferred                           (10,586)           10      83,030
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding         (13,616)            9      84,230
Beginning units                                  173,621             0       4,162
                                               ---------  ------------  ----------
Ending units                                     160,005             9      88,392
                                               =========  ============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0             0      76,730
     Units redeemed                                 (498)           (2)     (9,327)
     Units transferred                             6,590            11     (33,939)
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding           6,092             9      33,464
Beginning units                                   26,588             0      24,307
                                               ---------  ------------  ----------
Ending units                                      32,680             9      57,771
                                               =========  ============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2003.


                                                                                                Nations     Nations     Nations
                                               Small    Strategic        U.S.      West Coast    Asset      Capital    High Yield
                                             Cap Stock   Growth       Government     Equity    Allocation    Growth       Bond
                                               Fund     Portfolio  Securities Fund    Fund     Portfolio   Portfolio    Portfolio
                                             (Class 2)  (Class 2)     (Class 2)     (Class 2)  (Class B)   (Class B)    (Class B)
                                             ---------  ---------  --------------- ----------  ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0    107,429              0            0      38,363      45,593      69,296
     Units redeemed                                  0     (3,965)             0            0        (215)       (149)     (3,881)
     Units transferred                               0     58,872              0            0      11,934      22,733      88,655
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0    162,336              0            0      50,082      68,177     154,070
Beginning units                                      0     34,327              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0    196,663              0            0      50,082      68,177     154,070
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0          0              0            0       9,609          55      13,920
     Units redeemed                                  0          0              0            0      (4,318)       (684)    (12,205)
     Units transferred                               0          0              0            0      38,462      (2,423)     81,066
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0      43,753      (3,052)     82,781
Beginning units                                      0          0              0            0      25,576      31,689     175,151
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0      69,329      28,637     257,932
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0          0              0            0           0           0     185,529
     Units redeemed                                  0          0              0            0           0           0     (10,301)
     Units transferred                               0          0              0            0           0           0      58,546
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0     233,774
Beginning units                                      0          0              0            0           0           0      60,626
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0     294,400
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  9,721    147,250        173,071       38,241           0           0           0
     Units redeemed                             (3,141)    (5,746)       (67,833)     (17,144)          0           0           0
     Units transferred                          65,682    138,927        457,790      146,351           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding        72,262    280,431        563,028      167,448           0           0           0
Beginning units                                 31,973    197,031      1,433,815      217,183           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                   104,235    477,462      1,996,843      384,631           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========

                                                            Nations                               Nations
                                              Nations       Marsico     Nations     Nations       Marsico        Nations
                                            International   Focused     Marsico     Marsico    International      MidCap
                                               Value        Equities    Growth    21st Century  Opportunities    Growth
                                             Portfolio     Portfolio   Portfolio   Portfolio      Portfolio     Portfolio
                                             (Class B)     (Class B)   (Class B)   (Class B)      (Class B)     (Class B)
                                            -----------   -----------  ---------  -----------   ------------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0       199,279     67,938        9,506         80,846       23,611
     Units redeemed                                   0       (12,368)      (933)        (144)        (1,055)      (1,070)
     Units transferred                                0       184,770     22,752        4,206         39,336       37,232
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0       371,681     89,757       13,568        119,127       59,773
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0       371,681     89,757       13,568        119,127       59,773
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0        14,785      4,760            0            605        5,739
     Units redeemed                              (9,205)      (24,838)   (13,558)      (2,000)        (1,880)      (7,747)
     Units transferred                          (10,384)      129,283     53,716       27,011         38,892       43,171
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding        (19,589)      119,230     44,918       25,011         37,617       41,163
Beginning units                                 223,364       315,502    162,808       27,450         14,942      108,625
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                    203,775       434,732    207,726       52,461         52,559      149,788
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0       218,427          0            0              0            0
     Units redeemed                              (8,215)      (11,784)         0            0              0            0
     Units transferred                            2,115       152,440          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding         (6,100)      359,083          0            0              0            0
Beginning units                                  87,704       208,088          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                     81,604       567,171          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========

                                               Nations
                                                Small      Nations       Asset       Cash                   Growth-
                                               Company      Value     Allocation  Management    Growth      Income
                                              Portfolio   Portfolio     Series      Series      Series      Series
                                              (Class B)   (Class B)    (Class A)  (Class A)   (Class A)    (Class A)
                                              ----------  ----------  ----------  ----------  ----------   --------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0      17,904      13,678      32,085      47,764
     Units redeemed                                    0           0    (348,376)   (817,608)   (480,736)   (722,456)
     Units transferred                                 0           0      62,741     (51,716)     (2,660)     16,931
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0    (267,731)   (855,646)   (451,311)   (657,761)
Beginning units                                        0           0   2,502,208   1,981,652   4,505,767   6,159,762
                                              ----------  ----------  ----------  ----------  ----------------------
Ending units                                           0           0   2,234,477   1,126,006   4,054,456   5,502,001
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0          38         273         512       1,308
     Units redeemed                                    0           0      (3,432)    (16,309)    (15,035)    (21,093)
     Units transferred                                 0           0       5,091       2,103       3,665        (165)
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0       1,697     (13,933)    (10,858)    (19,950)
Beginning units                                        0           0      81,262      23,102     163,552     219,849
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0      82,959       9,169     152,694     199,899
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   34,776     101,792           0           0           0           0
     Units redeemed                               (1,612)     (1,778)          0           0           0           0
     Units transferred                            33,763      71,327           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding          66,927     171,341           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                      66,927     171,341           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                   50,387       1,375           0           0           0           0
     Units redeemed                               (8,245)    (11,950)          0           0           0           0
     Units transferred                             2,382      41,862           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding          44,524      31,287           0           0           0           0
Beginning units                                  173,985     124,698           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                     218,509     155,985           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                                                                              Nations
                                                 Small       Strategic          U.S.          West Coast        Asset
                                              Cap Stock        Growth        Government         Equity       Allocation
                                                 Fund        Portfolio     Securities Fund       Fund        Portfolio
                                               (Class 2)      (Class 2)       (Class 2)        (Class 2)      (Class B)
                                             ------------   ------------   ---------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    10,820         32,002            65,784         15,494              0
     Units redeemed                                (3,560)          (143)          (31,544)        (7,089)             0
     Units transferred                              7,484          6,067           (19,062)        15,395              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding           14,744         37,926            15,178         23,800              0
Beginning units                                    21,196         78,819           438,059         47,060              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                       35,940        116,745           453,237         70,860              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0         22,533                 0              0              0
     Units redeemed                                     0            (87)                0              0              0
     Units transferred                                  0          3,709                 0              0             51
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0         26,155                 0              0             51
Beginning units                                         0             24                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0         26,179                 0              0             51
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0           (864)
     Units transferred                                  0              0                 0              0          1,503
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0            639
Beginning units                                         0              0                 0              0         13,565
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0         14,204
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0              0             5,561          1,240              0
     Units redeemed                                   (60)        (1,070)          (11,568)        (2,690)             0
     Units transferred                             11,747         10,902            50,763         13,664              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding           11,687          9,832            44,756         12,214              0
Beginning units                                     7,619         28,279           100,117         81,228              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                       19,306         38,111           144,873         93,442              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============

                                                                                            Nations
                                                Nations       Nations        Nations        Marsico        Nations
                                                Capital      High Yield   International     Focused        Marsico
                                                Growth          Bond          Value         Equities        Growth
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class B)      (Class B)     (Class B)      (Class B)      (Class B)
                                             ------------   ------------  -------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0        171,125            647        384,632              0
     Units redeemed                                     0        (16,793)       (11,012)       (20,557)             0
     Units transferred                                  0         37,883        (11,008)       185,732              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0        192,215        (21,373)       549,807              0
Beginning units                                         0        131,609        233,560        262,314              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0        323,824        212,187        812,121              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     3,071          8,122              0          3,428          4,853
     Units redeemed                                   (12)            (5)             0            (14)          (307)
     Units transferred                              1,186          3,053              0          7,837          2,198
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding            4,245         11,170              0         11,251          6,744
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                        4,245         11,170              0         11,251          6,744
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0

Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0            330              0            735            228
     Units redeemed                               (11,679)       (10,561)        (6,249)        (8,941)        (9,533)
     Units transferred                            (21,233)        41,166         (6,067)        20,174          4,855
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding          (32,912)        30,935        (12,316)        11,968         (4,450)
Beginning units                                    38,216         91,139         88,168        108,714         69,742
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                        5,304        122,074         75,852        120,682         65,292
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0          6,351            549         37,631              0
     Units redeemed                                     0         (1,381)        (7,786)        (7,260)             0
     Units transferred                                  0          4,585           (477)        10,970              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0          9,555         (7,714)        41,341              0
Beginning units                                         0         67,341         98,283        126,482              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0         76,896         90,569        167,823              0
                                             ============   ============  =============   ============   ============

                                                              Nations
                                               Nations        Marsico         Nations       Nations
                                               Marsico     International      MidCap         Small         Nations
                                             21st Century  Opportunities      Growth        Company         Value
                                               Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                               (Class B)     (Class B)       (Class B)     (Class B)      (Class B)
                                             ------------  -------------   ------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0          3,390              0          1,839          4,924
     Units redeemed                                     0           (238)             0             (5)           (16)
     Units transferred                                916          3,919          4,127          2,891          4,182
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding              916          7,071          4,127          4,725          9,090
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                          916          7,071          4,127          4,725          9,090
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0            202              0            123            372
     Units redeemed                                (2,418)            (3)          (550)        (2,021)       (12,793)
     Units transferred                                 55          9,234         34,125         14,389        (13,771)
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           (2,363)         9,433         33,575         12,491        (26,192)
Beginning units                                    21,557          3,984         35,962         55,064         81,674
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                       19,194         13,417         69,537         67,555         55,482
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============

                                                Asset          Cash                          Growth-
                                              Allocation     Management       Growth         Income
                                                Series         Series         Series         Series
                                              (Class A)      (Class A)      (Class A)      (Class A)
                                             ------------   ------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

    5. CHANGES IN UNITS OUTSTANDING (continued)
       ----------------------------------------

For the year ended December 31, 2003.

                                                                          U.S.
                                                                       Government/
                                            High-Yield                  AAA-Rated     Asset        Global
                                               Bond     International  Securities   Allocation     Growth       Growth
                                              Series        Series       Series        Fund         Fund         Fund
                                            (Class A)     (Class A)     (Class A)    (Class 2)    (Class 2)    (Class 2)
                                            ----------  ------------- ------------  ----------   ----------    ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                   8,631       38,959         11,180           0            0            0
    Units redeemed                            (125,516)    (511,362)      (341,389)          0            0            0
    Units transferred                           28,236     (157,426)      (288,181)          0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding       (88,649)    (629,829)      (618,390)          0            0            0
Beginning units                                976,734    4,222,578      2,402,647           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                   888,085    3,592,749      1,784,257           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.40%:
    Units sold                                      39            4              7           0            0            0
    Units redeemed                              (3,543)     (11,695)        (5,836)          0            0            0
    Units transferred                            3,552      (14,111)        (3,052)          0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding            48      (25,802)        (8,881)          0            0            0
Beginning units                                 24,900      166,008         56,738           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                    24,948      140,206         47,857           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                       0            0              0           0      791,750    1,889,036
    Units redeemed                                   0            0              0           0      (32,332)     (83,994)
    Units transferred                                0            0              0           0      480,873    1,483,866
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0    1,240,291    3,288,908
Beginning units                                      0            0              0           0       93,050      180,148
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0    1,333,341    3,469,056
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0            0              0     336,578      120,777      326,171
    Units redeemed                                   0            0              0    (185,775)     (57,514)    (178,348)
    Units transferred                                0            0              0   3,690,619    1,727,132    5,503,290
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0   3,841,422    1,790,395    5,651,113
Beginning units                                      0            0              0   1,032,250      353,304      877,642
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0   4,873,672    2,143,699    6,528,755
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0            0              0           0            0            0
    Units redeemed                                   0            0              0           0            0            0
    Units transferred                                0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0            0            0
Beginning units                                      0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                       0            0              0           0      124,848      247,422
    Units redeemed                                   0            0              0           0       (1,704)      (4,970)
    Units transferred                                0            0              0           0       10,710       51,420
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0      133,854      293,872
Beginning units                                      0            0              0           0        4,842       21,650
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0      138,696      315,522
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0            0              0           0            0            0
    Units redeemed                                   0            0              0           0            0            0
    Units transferred                                0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0            0            0
Beginning units                                      0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0            0              0           0            0            0
    Units redeemed                                   0            0              0           0            0            0
    Units transferred                                0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0            0            0
Beginning units                                      0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
                                             Growth-      Growth      Mid Cap
                                             Income     and Income     Value
                                              Fund       Portfolio   Portfolio
                                            (Class 2)   (Class VC)  (Class VC)
                                            ---------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                              2,258,459    1,081,842           0
    Units redeemed                            (89,875)     (27,383)          0
    Units transferred                       1,411,900      611,411           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding    3,580,484    1,665,870           0
Beginning units                               264,967      232,041           0
                                            ---------   ----------  ----------
Ending units                                3,845,451    1,897,911           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                627,674      327,790     200,270
    Units redeemed                           (217,065)    (182,613)   (213,242)
    Units transferred                       6,313,745    2,148,213   1,920,573
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding    6,724,354    2,293,390   1,907,601
Beginning units                             1,554,611    2,080,159   1,675,350
                                            ---------   ----------  ----------
Ending units                                8,278,965    4,373,549   3,582,951
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                335,330       79,361           0
    Units redeemed                            (13,007)      (3,164)          0
    Units transferred                          72,905       23,821           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding      395,228      100,018           0
Beginning units                                22,371        3,524           0
                                            ---------   ----------  ----------
Ending units                                  417,599      103,542           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                                               U.S.
                                                                            Government/
                                               High-Yield                    AAA-Rated        Asset         Global
                                                  Bond      International   Securities     Allocation       Growth
                                                 Series        Series         Series          Fund           Fund
                                               (Class A)      (Class A)      (Class A)      (Class 2)      (Class 2)
                                              ------------  -------------  -------------  -------------  --------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                          0              0              0              0         199,978
     Units redeemed                                      0              0              0              0          (3,159)
     Units transferred                                   0              0              0              0          45,278
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0         242,097
Beginning units                                          0              0              0              0          12,130
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0         254,227
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                          0              0              0              0         101,403
     Units redeemed                                      0              0              0              0          (7,943)
     Units transferred                                   0              0              0              0         105,015
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0         198,475
Beginning units                                          0              0              0              0          12,106
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0         210,581
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0              0              0         32,377           9,271
     Units redeemed                                      0              0              0         (1,601)         (1,766)
     Units transferred                                   0              0              0        125,909          65,216
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0        156,685          72,721
Beginning units                                          0              0              0         54,240           6,505
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0        210,925          79,226
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.80%:
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.95%:
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                          0              0              0              0          31,646
     Units redeemed                                      0              0              0              0            (135)
     Units transferred                                   0              0              0              0           8,407
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0          39,918
Beginning units                                          0              0              0              0           5,946
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0          45,864
                                              ============  =============  =============  =============  ==============

                                                                  Growth-         Growth         Mid Cap
                                                  Growth          Income        and Income        Value
                                                   Fund            Fund          Portfolio      Portfolio
                                                 (Class 2)       (Class 2)      (Class VC)      (Class VC)
                                              --------------  --------------  --------------  --------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      483,811         576,707         139,062               0
     Units redeemed                                   (7,340)        (14,658)           (892)              0
     Units transferred                               188,285         256,607          52,380               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding             664,756         818,656         190,550               0
Beginning units                                       33,886          62,011          14,143               0
                                              --------------  --------------  --------------  --------------
Ending units                                         698,642         880,667         204,693               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      261,570         396,866          91,054               0
     Units redeemed                                  (21,213)        (15,419)         (5,924)              0
     Units transferred                               209,930         186,114          90,798               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding             450,287         567,561         175,928               0
Beginning units                                       40,944          30,474          59,192               0
                                              --------------  --------------  --------------  --------------
Ending units                                         491,231         598,035         235,120               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       29,608          66,389          39,015          31,310
     Units redeemed                                   (3,288)         (4,436)         (2,464)         (4,794)
     Units transferred                               167,209         259,855         171,256          98,433
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding             193,529         321,808         207,807         124,949
Beginning units                                       13,558          36,723          41,556          47,183
                                              --------------  --------------  --------------  --------------
Ending units                                         207,087         358,531         249,363         172,132
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.80%:
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.95%:
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       71,031          91,856          18,223               0
     Units redeemed                                     (120)           (679)           (104)              0
     Units transferred                                 6,792          30,213          13,061               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding              77,703         121,390          31,180               0
Beginning units                                       17,765          21,504           1,241               0
                                              --------------  --------------  --------------  --------------
Ending units                                          95,468         142,894          32,421               0
                                              ==============  ==============  ==============  ==============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES
   -----------

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2004, 2003, 2002 and 2001, follows:

             At December 31                                       For the Year Ended December 31
----------------------------------------------------  --------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment          Total Return
                       Lowest to        Net Assets        Lowest        Income             Lowest to
Year    Units       Highest ($) (15)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -------------------  -------------  --------------  ----------  ----------------------------
Asset Allocation Portfolio (Class 1)
------------------------------------

2004  17,122,617  22.12 to  22.33        382,278,134  1.52% to 1.77%    2.75%       8.40%      to   8.67%
2003  19,778,098  20.41 to  20.55        406,341,547  1.52% to 1.77%    3.56%      20.90%      to  21.21%
2002  22,596,627  16.88 to  16.95        383,026,126  1.52% to 1.77%    3.58%      -9.16%      to  -8.94%
2001  26,490,821  18.58 to  18.61        493,103,920  1.52% to 1.77%    3.25%      -4.45%      to  -4.29%

Capital Appreciation Portfolio (Class 1)
----------------------------------------

2004  24,027,428   9.67 to  36.11(16)    851,237,491  1.52% to 1.77%    0.00%       7.20%      to   7.47%
2003  27,625,806   9.02 to  33.60(16)    911,917,258  1.52% to 1.77%    0.00%      29.93%      to  30.26%
2002  30,996,689   6.67 to  25.79        788,499,972  1.52% to 1.77%    0.00%     -24.02%      to -23.83%
2001  37,971,758   8.75 to  33.86      1,282,089,364  1.52% to 1.77%    0.24%     -14.14%      to  -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
-----------------------------------------------

2004  21,889,014  11.48 to  16.97        368,063,059  1.52% to 1.77%    4.58%       1.59%      to   1.85%
2003  28,398,316  11.30 to  16.66        469,029,141  1.52% to 1.77%    3.81%       0.72%      to   0.98%
2002  38,452,613  11.22 to  16.50        630,595,043  1.52% to 1.77%    3.87%       7.39%      to   7.66%
2001  32,076,434  10.44 to  15.33        490,147,870  1.52% to 1.77%    4.79%       4.44%(7)   to   5.31%

Growth Portfolio (Class 1)
--------------------------

2004  12,878,108  28.86 to  29.14        375,237,336  1.52% to 1.77%    0.56%       8.91%      to   9.18%
2003  14,192,988  26.50 to  26.69        378,795,802  1.52% to 1.77%    0.55%      27.64%      to  27.96%
2002  15,679,505  20.76 to  20.86        327,038,132  1.52% to 1.77%    0.36%     -23.53%      to -23.34%
2001  18,606,872  27.14 to  27.21        506,246,265  1.52% to 1.77%    0.14%     -14.60%      to -14.40%

Natural Resources Portfolio (Class 1)
-------------------------------------

2004   4,139,858  27.13 to  27.41        113,436,088  1.52% to 1.77%    0.75%      22.85%      to  23.16%
2003   4,047,710  22.09 to  22.25         90,042,277  1.52% to 1.77%    0.71%      45.13%      to  45.50%
2002   4,559,166  15.22 to  15.29         69,713,852  1.52% to 1.77%    0.84%       6.50%      to   6.75%
2001   3,952,336  14.29 to  14.33         56,619,278  1.52% to 1.77%    0.42%      -2.83%      to  -2.58%

Asset Allocation Portfolio (Class 2)
------------------------------------

2004     829,438  21.93 to  22.22         18,384,242  1.52% to 1.97%    2.76%       8.01%      to   8.49%
2003     622,230  20.30 to  20.48         12,717,893  1.52% to 1.97%    3.91%      20.49%      to  21.03%
2002     357,271  16.85 to  16.92          6,038,100  1.52% to 1.97%    4.97%      -9.45%      to  -9.07%
2001      31,423  18.61 to  18.64            584,782  1.52% to 1.97%    2.99%      -0.21%(4)   to   2.32%(6)

Capital Appreciation Portfolio (Class 2)
----------------------------------------

2004   3,423,701  35.95 to  36.04(16)    123,237,079  1.40% to 1.97%    0.00%       6.82%      to   7.44%
2003   2,994,700  33.65 to  33.54(16)    100,495,406  1.40% to 1.97%    0.00%      29.48%      to  30.23%
2002   2,179,813  25.62 to  26.45         56,271,844  1.40% to 1.97%    0.00%     -24.30%      to -23.88%
2001     407,543  33.79 to  34.85         13,819,885  1.40% to 1.97%    0.06%      -4.48%(4)   to   8.65%(6)

Government and Quality Bond Portfolio (Class 2)
-----------------------------------------------

2004   7,672,011  16.70 to  16.91        129,395,172  1.52% to 1.97%    4.66%       1.24%      to   1.70%
2003   7,704,078  16.49 to  16.63        127,810,283  1.52% to 1.97%    4.18%       0.37%      to   0.82%
2002   5,891,482  16.43 to  16.49         96,976,031  1.52% to 1.97%    4.32%       7.03%      to   7.49%
2001   1,017,252  15.32 to  15.35         15,586,265  1.52% to 1.97%    0.95%      -2.07%(6)   to   2.74%(4)

Growth Portfolio (Class 2)
--------------------------

2004   2,657,729  28.73 to  29.04         77,079,482  1.52% to 1.97%    0.46%       8.53%      to   9.02%
2003   2,210,630  26.47 to  26.64         58,824,652  1.52% to 1.97%    0.44%      27.20%      to  27.77%
2002   1,397,633  20.78 to  20.85         29,117,918  1.52% to 1.97%    0.29%     -23.68%      to -23.45%
2001     278,150  27.22 to  27.27          7,573,659  1.52% to 1.97%    0.03%      -2.67%(4)   to   5.29%(6)

Natural Resources Portfolio (Class 2)
-------------------------------------

2004     781,704  27.02 to  27.38         21,312,223  1.52% to 1.97%    0.70%      22.43%      to  22.98%
2003     565,717  22.07 to  22.26(16)     12,549,472  1.52% to 1.97%    0.62%      44.62%      to  45.26%
2002     413,557  15.21 to  15.33          6,317,702  1.52% to 1.97%    0.87%       6.18%      to   6.62%
2001      52,020  14.31 to  14.37            745,701  1.52% to 1.97%    0.07%      -2.34%(4)   to   8.19%(6)

Asset Allocation Portfolio (Class 3)
------------------------------------

2004     539,411  21.94 to  22.13         11,903,503  1.52% to 1.97%    2.85%       7.90%      to   8.39%
2003     140,877  20.33 to  20.42          2,872,884  1.52% to 1.97%    4.32%      20.36%      to  20.93%
2002      15,141  16.89 to  16.90            255,785  1.52% to 1.97%    0.01%       4.65%(10)  to   4.70%(10)
2001           -      -         -                  -              -        -           -               -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                         At December 31                                      For the Year Ended December 31
--------------------------------------------------------------  --------------------------------------------------------
                    Unit Fair Value                             Expense Ratio   Investment          Total Return
                       Lowest to                   Net Assets       Lowest        Income              Lowest to
Year     Units      Highest ($) (15)                  ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  ---------------------          -------------  --------------  ----------  ----------------------------
Capital Appreciation Portfolio (Class 3)
----------------------------------------
2004   4,699,455  35.58   to      35.95            168,649,045  1.52% to 1.97%    0.00%           6.73%   to        7.20%
2003   1,741,037  33.33   to      33.53             58,331,792  1.52% to 1.97%    0.00%          29.41%   to       29.99%
2002     180,826  25.76   to      25.79              4,663,663  1.52% to 1.97%    0.00%      6.51% (10)   to   6.67% (10)
2001           -      -               -                      -             -         -               -                 -

Government and Quality Bond Portfolio (Class 3)
-----------------------------------------------
2004  12,740,224  16.67   to      16.85            214,338,476  1.52% to 1.97%    4.92%           1.14%   to        1.60%
2003   6,769,120  16.48   to      16.59            112,179,625  1.52% to 1.97%    5.05%           0.26%   to        0.71%
2002     463,430  16.44   to      16.47              7,630,720  1.52% to 1.97%    0.00%      0.41% (10)   to   0.62% (10)
2001           -      -               -                      -             -         -               -                 -

Growth Portfolio (Class 3)
--------------------------
2004   3,447,573  28.68   to      28.99             99,754,464  1.52% to 1.97%    0.39%           8.43%   to        8.91%
2003   1,346,317  26.45   to      26.61             35,799,120  1.52% to 1.97%    0.45%          27.09%   to       27.66%
2002     106,492  20.81   to      20.85              2,219,418  1.52% to 1.97%    0.00%      7.18% (10)   to   7.37% (10)
2001           -      -               -                      -             -         -               -                 -

Natural Resources Portfolio (Class 3)
-------------------------------------
2004     779,599  26.93   to      27.23             21,183,866  1.52% to 1.97%    0.62%          22.34%   to       22.88%
2003     270,101  22.01   to      22.16              5,978,089  1.52% to 1.97%    0.69%          44.51%   to       45.11%
2002      11,546  15.23   to      15.27                176,176  1.52% to 1.97%    0.00%     10.75% (10)   to  11.05% (10)
2001           -      -               -                      -             -         -               -                 -

Aggressive Growth Portfolio (Class 1)
-------------------------------------
2004   9,797,972   7.72   to      14.73            143,920,224  1.52% to 1.77%    0.00%          14.73%   to       15.02%
2003  11,780,987   6.73   to      12.81            150,483,074  1.52% to 1.77%    0.00%          26.21%   to       26.52%
2002  12,632,584   5.33   to      10.12            127,477,665  1.52% to 1.77%    0.27%         -26.02%   to      -25.83%
2001  17,733,281   7.21   to      13.65            241,620,812  1.52% to 1.77%    0.37%         -32.85%   to      -32.71%

Alliance Growth Portfolio (Class 1)
-----------------------------------
2004  25,978,046   7.89   to      29.08            749,771,483  1.52% to 1.77%    0.30%           6.05%   to        6.31%
2003  32,778,585   7.44   to      27.35            890,904,857  1.52% to 1.77%    0.25%          23.61%   to       23.92%
2002  39,641,359   6.02   to      22.08            870,617,516  1.52% to 1.77%    0.25%         -32.50%   to      -32.32%
2001  52,545,366   8.91   to      32.62          1,711,659,087  1.52% to 1.77%    0.00%         -15.50%   to       -8.58%

Blue Chip Growth Portfolio (Class 1)
------------------------------------
2004   4,146,996   5.94   to       7.29             25,017,804  1.52% to 1.77%    0.15%           3.39%   to        3.65%
2003   4,616,456   5.74   to       7.04             26,875,421  1.52% to 1.77%    0.18%          23.80%   to       24.11%
2002   3,857,145   4.64   to       5.67             18,110,737  1.52% to 1.77%    0.26%         -30.53%   to      -30.35%
2001   4,014,050   6.67   to       8.14             26,966,192  1.52% to 1.77%    0.07%         -22.20%   to      -21.91%

Cash Management Portfolio (Class 1)
-----------------------------------
2004  10,546,190   9.90   to      12.84            135,050,861  1.52% to 1.77%    0.76%          -0.95%   to       -0.70%
2003  13,706,050  10.00   to  12.93 (16)           176,856,444  1.52% to 1.77%    1.86%          -1.10%   to       -0.85%
2002  23,596,133  10.08   to      13.04            307,141,194  1.52% to 1.77%    3.10%          -0.44%   to       -0.16%
2001  32,312,648  10.09   to      13.06            421,899,357  1.52% to 1.77%    4.50%           0.93%   to        2.10%

Corporate Bond Portfolio (Class 1)
----------------------------------
2004  11,355,796  16.98   to      17.15            194,730,836  1.52% to 1.77%    4.89%           4.95%   to        5.21%
2003  13,408,143  16.18   to      16.30            218,565,601  1.52% to 1.77%    5.82%           9.98%   to       10.25%
2002  14,224,882  14.71   to      14.79            210,330,249  1.52% to 1.77%    6.10%           5.57%   to        5.84%
2001  15,499,812  13.93   to      13.97            216,560,752  1.52% to 1.77%    6.22%           5.63%   to        5.93%

Davis Venture Value Portfolio (Class 1)
---------------------------------------
2004  52,961,565  10.77   to      31.55          1,657,605,750  1.52% to 1.77%    0.85%          11.52%   to       11.80%
2003  60,656,992   9.66   to      28.22          1,699,121,533  1.52% to 1.77%    0.86%          30.78%   to       31.11%
2002  68,157,742   7.39   to      21.52          1,458,372,495  1.52% to 1.77%    0.57%         -18.20%   to      -17.99%
2001  81,252,137   9.03   to      26.25          2,129,293,163  1.52% to 1.77%    0.49%         -12.90%   to       -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
-----------------------------------------
2004   6,929,443  11.27   to      11.38             78,877,465  1.52% to 1.77%    2.26%           7.70%   to        7.97%
2003   8,147,568  10.47   to      10.54             85,890,387  1.52% to 1.77%    2.62%          17.92%   to       18.21%
2002  10,094,981   8.88   to       8.92             90,030,864  1.52% to 1.77%    1.78%          -8.19%   to       -7.97%
2001   9,927,869   9.67   to       9.69             96,213,062  1.52% to 1.77%    2.31%           5.98%   to        6.24%

Emerging Markets Portfolio (Class 1)
------------------------------------
2004   7,976,447  10.92   to      16.51             88,049,372  1.52% to 1.77%    1.04%          22.32%   to       22.63%
2003   9,111,544   8.92   to      13.46             82,029,038  1.52% to 1.77%    0.00%          49.91%   to       50.30%
2002   9,646,840   5.95   to       8.96             57,748,534  1.52% to 1.77%    0.24%          -8.77%   to       -8.55%
2001  10,117,883   6.52   to       9.79             66,192,705  1.52% to 1.77%    0.26%          -3.43%   to       -3.19%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


6.  UNIT VALUES (Continued)
    -----------------------

                                  At December 31                                           For the Year Ended December 31
             --------------------------------------------------------------   -----------------------------------------------------
                                       Unit Fair Value                         Expense Ratio   Investment      Total Return
                                        Lowest to               Net Assets        Lowest         Income          Lowest to
Year            Units                  Highest ($)(15)             ($)         to Highest(1)    Ratio(2)         Highest(3)
----         ----------         ----------------------------  -------------   --------------   ----------  ------------------------
Federated American Leaders Portfolio (Class 1)
----------------------------------------------
2004          8,953,274         17.42     to           17.60    157,581,658   1.52% to 1.77%      1.39%      7.97%     to     8.23%
2003         10,581,822         16.14     to           16.26    172,085,602   1.52% to 1.77%      1.56%     25.34%     to    25.65%
2002         12,667,279         12.87     to           12.94    163,949,976   1.52% to 1.77%      1.05%    -21.18%     to   -20.98%
2001         13,604,653         16.33     to           16.38    222,847,450   1.52% to 1.77%      1.34%     -4.08%     to    -3.81%

Global Bond Portfolio (Class 1)
-------------------------------
2004          4,872,325         11.11     to           17.09     82,766,021   1.52% to 1.77%      0.00%      2.14%     to     2.40%
2003          5,769,975         10.88     to           16.69     95,804,408   1.52% to 1.77%      0.00%      1.74%     to     2.00%
2002          6,716,447         10.69     to           16.36    109,483,943   1.52% to 1.77%      1.63%      4.09%     to     4.36%
2001          7,912,911         10.27     to           15.68    123,904,152   1.52% to 1.77%      9.05%      2.71%(7)  to     3.43%

Global Equities Portfolio (Class 1)
-----------------------------------
2004         10,797,429          7.86     to           17.28    185,921,956   1.52% to 1.77%      0.30%      9.91%     to    10.18%
2003         13,408,682          7.16     to           15.69    209,702,594   1.52% to 1.77%      0.27%     24.31%     to    24.62%
2002         16,209,158          5.76     to           12.59    203,550,069   1.52% to 1.77%      0.00%    -28.13%     to   -27.95%
2001         21,219,039          8.01     to           17.47    370,629,037   1.52% to 1.77%      0.09%     19.91%(7)  to   -19.31%

Goldman Sachs Research Portfolio (Class 1)
------------------------------------------
2004          2,722,190          6.90     to            6.97     18,976,094   1.52% to 1.77%      0.00%     11.03%     to    11.31%
2003          3,464,986          6.22     to            6.27     21,703,835   1.52% to 1.77%      0.00%     23.03%     to    23.34%
2002          4,749,984          5.05     to            5.08     24,126,826   1.52% to 1.77%      0.00%    -29.35%     to   -29.17%
2001          3,841,206          7.15     to            7.17     27,549,026   1.52% to 1.77%      0.00%    -26.51%     to   -26.32%

Growth-Income Portfolio (Class 1)
---------------------------------
2004         24,966,616          8.90     to           28.34    699,908,679   1.52% to 1.77%      0.67%      9.58%     to     9.85%
2003         30,394,384          8.12     to           25.80    776,995,860   1.52% to 1.77%      0.97%     23.44%     to    23.75%
2002         36,398,814          6.58     to           20.85    753,004,518   1.52% to 1.77%      0.81%    -22.53%     to   -22.34%
2001         45,788,298          8.50     to           26.85  1,225,678,038   1.52% to 1.77%      0.73%    -17.38%     to   -14.85%

Growth Opportunities Portfolio (Class 1)
----------------------------------------
2004          3,801,186          4.74     to            4.79     18,188,614   1.52% to 1.77%      0.00%      4.31%     to     4.57%
2003          6,188,391          4.55     to            4.58     28,319,772   1.52% to 1.77%      0.00%     32.60%     to    32.94%
2002          3,695,364          3.43     to            3.44     12,720,943   1.52% to 1.77%      0.00%    -40.86%     to   -40.71%
2001          5,524,912          5.80     to            5.81     32,083,452   1.52% to 1.77%      0.01%    -34.33%     to   -34.23%

High-Yield Bond Portfolio (Class 1)
-----------------------------------
2004         13,555,787         17.25     to           17.40    235,859,948   1.52% to 1.77%      8.58%     15.40%     to    15.69%
2003         17,536,682         14.95     to           15.04    263,751,824   1.52% to 1.77%      7.24%     29.25%     to    29.58%
2002         16,641,423         11.56     to           11.61    193,154,934   1.52% to 1.77%     13.87%     -7.40%     to    -7.23%
2001         17,458,607         12.49     to           12.51    218,429,272   1.52% to 1.77%     11.93%     -5.94%     to    -5.78%

International Diversified Equities Portfolio (Class 1)
------------------------------------------------------
2004         14,219,830         10.58     to           10.69    151,934,480   1.52% to 1.77%      1.88%     14.45%     to    14.73%
2003         16,924,576          9.25     to            9.31    157,610,826   1.52% to 1.77%      4.68%     29.49%     to    29.81%
2002         17,884,949          7.14     to            7.17    128,306,550   1.52% to 1.77%      0.00%    -29.74%     to   -29.63%
2001         21,181,173         10.16     to           10.20    215,943,512   1.52% to 1.77%      0.00%    -25.36%     to   -25.11%

International Growth and Income Portfolio (Class 1)
---------------------------------------------------
2004         16,230,640          9.54     to           13.43    217,669,286   1.52% to 1.77%      1.24%     18.74%     to    19.04%
2003         17,140,775          8.04     to           11.28    193,131,037   1.52% to 1.77%      1.46%     34.52%     to    34.87%
2002         19,479,623          5.97     to            8.37    162,880,210   1.52% to 1.77%      0.40%    -22.32%     to   -22.12%
2001         22,262,098          7.69     to           10.74    239,094,318   1.52% to 1.77%      0.30%    -23.60%     to   -22.98%

Marsico Growth Portfolio (Class 1)
----------------------------------
2004          6,278,390         10.36     to           10.47     65,643,534   1.52% to 1.77%      0.00%      9.30%     to     9.57%
2003          7,828,738          9.48     to            9.55     74,743,943   1.52% to 1.77%      0.00%     27.94%     to    28.26%
2002          6,107,627          7.41     to            7.45     45,471,818   1.52% to 1.77%      0.01%    -12.82%     to   -12.60%
2001          1,513,677          8.50     to            8.52     12,891,866   1.52% to 1.77%      0.08%    -15.02%     to   -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
-----------------------------------------------------
2004          9,734,051          9.02     to           19.86    192,713,777   1.52% to 1.77%      0.79%      9.90%     to    10.18%
2003         11,732,320          8.21     to           18.03    210,872,350   1.52% to 1.77%      0.84%     20.34%     to    20.64%
2002         13,381,250          6.82     to           14.94    199,506,403   1.52% to 1.77%      1.11%    -22.39%     to   -22.17%
2001         15,694,164          8.79     to           19.20    301,165,214   1.52% to 1.77%      0.58%    -17.50%     to    -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
--------------------------------------
2004         14,652,379          6.26     to           10.61    154,117,911   1.52% to 1.77%      0.00%     12.09%     to    12.37%
2003         17,207,140          5.58     to            9.44    161,264,715   1.52% to 1.77%      0.00%     34.83%     to    35.17%
2002         15,867,361          4.14     to            6.98    110,093,400   1.52% to 1.77%      0.00%    -48.10%     to   -47.97%
2001         20,963,212          7.98     to           13.42    280,925,844   1.52% to 1.77%      0.00%    -23.98%     to   -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                        At December 31                                  For the Year Ended December 31
      --------------------------------------------------  ---------------------------------------------------------
                  Unit Fair Value                         Expense Ratio   Investment          Total Return
                     Lowest to                Net Assets     Lowest         Income              Lowest to
Year    Units     Highest ($) (15)               ($)      to Highest (1)   Ratio (2)            Highest (3)
----  ----------  ----------------           -----------  --------------  ----------   ----------------------------
MFS Total Return Portfolio (Class 1)
------------------------------------
2004  22,025,002  11.59  to  25.10           547,419,678  1.52% to 1.77%     0.19%        9.35%        to      9.63%
2003  24,019,322  10.60  to  22.89           544,742,108  1.52% to 1.77%     4.31%       14.81%        to     15.10%
2002  24,289,315   9.23  to  19.89           479,330,975  1.52% to 1.77%     1.99%       -6.52%        to     -6.28%
2001  19,913,267   9.88  to  21.22           421,206,266  1.52% to 1.77%     2.16%       -1.23% (7)    to     -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
------------------------------------------
2004  11,438,565   7.14  to  17.47           198,871,321  1.52% to 1.77%     0.13%        3.16%        to      3.42%
2003  14,141,346   6.92  to  16.90           237,882,292  1.52% to 1.77%     0.26%       21.84%        to     22.15%
2002  17,446,637   5.68  to  13.83           240,404,541  1.52% to 1.77%     0.16%      -27.75%        to    -27.56%
2001  22,851,433   7.86  to  19.10           435,653,875  1.52% to 1.77%     0.00%      -25.46%        to    -25.27%

Real Estate Portfolio (Class 1)
-------------------------------
2004   7,121,147  21.15  to  21.36           152,120,150  1.52% to 1.77%     2.67%       32.21%        to     32.53%
2003   7,594,788  16.00  to  16.12           122,416,709  1.52% to 1.77%     2.80%       35.57%        to     35.91%
2002   7,757,007  11.80  to  11.86            91,995,250  1.52% to 1.77%     2.62%        4.35%        to      4.60%
2001   7,172,931  11.31  to  11.34            81,333,161  1.52% to 1.77%     3.31%        4.15%        to      4.45%

SunAmerica Balanced Portfolio (Class 1)
---------------------------------------
2004  12,147,521   8.36  to  14.96           181,055,953  1.52% to 1.77%     1.47%        4.90%        to      5.16%
2003  14,668,068   7.97  to  14.23           207,974,333  1.52% to 1.77%     2.25%       13.10%        to     13.38%
2002  17,233,212   7.04  to  12.55           215,613,157  1.52% to 1.77%     2.43%      -16.66%        to    -16.45%
2001  22,518,749   8.45  to  15.02           337,548,695  1.52% to 1.77%     2.08%      -14.69%        to    -14.45%

Technology Portfolio (Class 1)
------------------------------
2004  10,833,574   2.43  to   2.45            26,583,352  1.52% to 1.77%     0.00%       -4.24%        to     -4.00%
2003  16,991,531   2.54  to   2.56            43,437,344  1.52% to 1.77%     0.00%       48.11%        to     48.49%
2002   9,995,666   1.71  to   1.72            17,208,681  1.52% to 1.77%     0.00%      -50.24%        to    -50.12%
2001  10,990,179   3.44  to   3.45            37,936,739  1.52% to 1.77%     0.00%      -48.54%        to    -48.41%

Telecom Utility Portfolio (Class 1)
-----------------------------------
2004   3,533,027  11.51  to  11.62            41,052,332  1.52% to 1.77%     4.91%       14.73%        to     15.01%
2003   3,944,574  10.03  to  10.10            39,854,376  1.52% to 1.77%     5.95%       16.69%        to     16.98%
2002   5,230,584   8.60  to   8.64            45,179,776  1.52% to 1.77%     8.96%      -25.11%        to    -24.92%
2001   6,068,713  11.48  to  11.50            69,815,226  1.52% to 1.77%     3.20%      -15.21%        to    -15.02%

Worldwide High Income Portfolio (Class 1)
-----------------------------------------
2004   3,683,254  18.60  to  18.75            69,072,552  1.52% to 1.77%     6.15%        7.50%        to      7.77%
2003   4,418,403  17.31  to  17.40            76,886,755  1.52% to 1.77%     8.04%       23.73%        to     24.04%
2002   4,663,547  13.99  to  14.03            65,426,237  1.52% to 1.77%    13.42%       -2.04%        to     -1.89%
2001   5,597,800  14.28  to  14.30            80,044,651  1.52% to 1.77%    12.28%       -4.84%        to     -4.70%

Aggressive Growth Portfolio (Class 2)
-------------------------------------
2004     886,233  14.49  to  14.64            12,961,719  1.52% to 1.97%     0.00%       14.33%        to     14.85%
2003     925,407  12.67  to  12.75            11,789,546  1.52% to 1.97%     0.00%       25.77%        to     26.34%
2002     620,800  10.06  to  10.11             6,262,412  1.52% to 1.97%     0.25%      -26.23%        to    -25.94%
2001     147,824  13.62  to  13.66             2,014,020  1.52% to 1.97%     0.31%      -14.71% (4)    to      5.40%(6)

Alliance Growth Portfolio (Class 2)
-----------------------------------
2004   2,394,953  28.51  to  29.11            68,896,859  1.40% to 1.97%     0.19%        5.68%        to      6.28%
2003   2,177,923  26.97  to  27.39 (16)       59,042,861  1.40% to 1.97%     0.12%       23.17%        to     23.88%
2002   1,682,633  21.84  to  22.11            36,882,888  1.40% to 1.97%     0.21%      -32.74%        to    -32.34%
2001     415,951  32.40  to  32.74            13,496,477  1.40% to 1.97%     0.00%       -1.19% (4)    to      6.50%(6)

Blue Chip Growth Portfolio (Class 2)
------------------------------------
2004   2,058,214   5.92  to   5.98            12,287,985  1.52% to 1.97%     0.03%        3.03%        to      3.50%
2003   2,039,524   5.74  to   5.78            11,770,970  1.52% to 1.97%     0.03%       23.38%        to     23.93%
2002   1,397,939   4.65  to   4.66             6,512,851  1.52% to 1.97%     0.25%      -30.67%        to    -30.43%
2001     243,948   6.70  to   6.72             1,634,321  1.52% to 1.97%     0.02%       -7.00% (4)    to      5.30%(6)

Cash Management Portfolio (Class 2)
-----------------------------------
2004   3,787,733  12.65  to  12.78            48,330,416  1.52% to 1.97%     0.66%       -1.36%        to     -0.85%
2003   3,696,208  12.83  to  12.89            47,588,977  1.52% to 1.97%     1.95%       -1.44%        to     -0.99%
2002   3,342,561  12.99  to  13.02            43,487,340  1.52% to 1.97%     4.08%       -0.58%        to     -0.33%
2001     871,255  13.06  to  13.09            11,379,221  1.52% to 1.97%     3.38%       -0.11% (6)    to      0.60%(4)

Corporate Bond Portfolio (Class 2)
----------------------------------
2004   3,178,532  16.87  to  17.08            54,193,855  1.52% to 1.97%     5.08%        4.58%        to      5.05%
2003   2,889,715  16.13  to  16.26            46,911,728  1.52% to 1.97%     6.04%        9.59%        to     10.09%
2002   2,151,386  14.71  to  14.77            31,739,857  1.52% to 1.97%     7.51%        5.26%        to      5.68%
2001     450,350  13.95  to  13.99             6,289,279  1.52% to 1.97%     3.69%       -1.49% (6)    to      2.26%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                     At December 31                             For the Year Ended December 31
      ---------------------------------------------  -------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment      Total Return
                      Lowest to          Net Assets     Lowest         Income          Lowest to
Year     Units      Highest ($)(15)         ($)      to Highest(1)    Ratio(2)        Highest (3)
----  ----------    ---------------     -----------  -------------   ----------  ---------------------
Davis Venture Value Portfolio (Class 2)
---------------------------------------
2004   6,279,634     30.97 to 31.57     196,647,275  1.40% to 1.97%     0.79%     11.14%    to   11.77%
2003   5,403,145     27.86 to 28.25     151,609,252  1.40% to 1.97%     0.79%     30.33%    to   31.07%
2002   3,842,144     21.38 to 21.55      82,379,784  1.40% to 1.97%     0.65%    -18.49%    to  -18.02%
2001     728,887     26.17 to 26.29      19,095,419  1.40% to 1.97%     0.31%     -3.52%(4) to    6.85%(6)

"Dogs" of Wall Street Portfolio (Class 2)
-----------------------------------------
2004   1,799,526     11.24 to 11.35      20,381,063  1.52% to 1.97%     2.35%      7.33%    to    7.82%
2003   1,637,428     10.47 to 10.53(16)  17,206,833  1.52% to 1.97%     2.75%     17.51%    to   18.05%
2002   1,073,793      8.88 to  8.92       9,561,045  1.52% to 1.97%     2.11%     -8.44%    to   -8.11%
2001     184,902      9.68 to  9.73       1,792,478  1.52% to 1.97%     1.75%      3.24%(4) to    5.50%(6)

Emerging Markets Portfolio (Class 2)
------------------------------------
2004   1,201,940     10.85 to 10.97      13,164,866  1.52% to 1.97%     1.01%     21.95%    to   22.51%
2003     809,232      8.89 to  8.96       7,238,116  1.52% to 1.97%     0.00%     49.42%    to   50.10%
2002     506,002      5.95 to  5.97       3,017,366  1.52% to 1.97%     0.21%     -9.06%    to   -8.69%
2001      52,022      6.53 to  6.55         339,882  1.52% to 1.97%     0.19%      1.60%(4) to   13.80%(6)

Federated American Leaders Portfolio (Class 2)
----------------------------------------------
2004   1,184,869     17.30 to 17.52      20,723,558  1.52% to 1.97%     1.36%      7.58%    to    8.07%
2003   1,123,456     16.08 to 16.22      18,192,720  1.52% to 1.97%     1.44%     24.90%    to   25.47%
2002   1,090,646     12.88 to 12.94      14,085,458  1.52% to 1.97%     1.25%    -21.46%    to  -21.10%
2001     241,270     16.38 to 16.42       3,951,705  1.52% to 1.97%     0.85%     -2.96%(4) to    6.31%(6)

Foreign Value Portfolio (Class 2)
---------------------------------
2004   3,958,903     14.37 to 14.72      58,239,499  1.52% to 1.97%     1.23%     17.57%    to   18.06%
2003   2,198,159     12.22 to 12.47      27,397,014  1.52% to 1.97%     0.23%     31.06%    to   32.58%
2002     252,975      9.33 to  9.41       2,378,321  1.52% to 1.97%     0.80%     -6.73%(9) to   -5.95%(9)
2001           -                  -               -              -         -                         -

Global Bond Portfolio (Class 2)
-------------------------------
2004     823,892     16.83 to 16.99      13,981,610  1.52% to 1.97%     0.00%      1.78%    to    2.24%
2003     745,800     16.53 to 16.62(16)  12,385,013  1.52% to 1.97%     0.00%      1.38%    to    1.84%
2002     547,506     16.26 to 16.35       8,931,942  1.52% to 1.97%     1.93%      3.78%    to    4.21%
2001     103,273     15.65 to 15.71       1,616,948  1.52% to 1.97%     5.31%     -2.42%(6) to    1.30%(4)

Global Equities Portfolio (Class 2)
-----------------------------------
2004     662,045     17.06 to 17.31(16)  11,374,003  1.40% to 1.97%     0.18%      9.52%    to   10.15%
2003     776,585     15.58 to 15.71(16)  12,131,779  1.40% to 1.97%     0.13%     23.85%    to   25.68%
2002     675,854     12.52 to 12.84       8,490,769  1.40% to 1.97%     0.00%    -28.37%    to  -26.97%
2001     111,493     17.45 to 17.58       1,947,764  1.40% to 1.97%     0.06%     -2.99%(4) to    5.60%(6)

Goldman Sachs Research Portfolio (Class 2)
------------------------------------------
2004     886,355      6.87 to  6.94       6,144,254  1.52% to 1.97%     0.00%     10.65%    to   11.15%
2003     900,697      6.21 to  6.25       5,620,344  1.52% to 1.97%     0.00%     22.60%    to   23.15%
2002     668,823      5.06 to  5.08       3,391,016  1.52% to 1.97%     0.00%    -29.55%    to  -29.27%
2001     180,640      7.17 to  7.19       1,295,288  1.52% to 1.97%     0.00%    -11.50%(4) to    5.60%(6)

Growth-Income Portfolio (Class 2)
---------------------------------
2004   1,450,353     27.79 to 28.17      40,777,284  1.52% to 1.97%     0.56%      9.19%    to    9.68%
2003   1,602,731     25.45 to 25.68      41,110,089  1.52% to 1.97%     0.88%     23.00%    to   23.56%
2002   1,505,025     20.69 to 20.80      31,264,685  1.52% to 1.97%     0.94%    -22.79%    to  -22.45%
2001     327,851     26.79 to 26.87       8,786,080  1.52% to 1.97%     0.51%     -7.22%(4) to    3.90%(6)

Growth Opportunities Portfolio (Class 2)
----------------------------------------
2004   1,255,588      4.71 to  4.77       5,980,833  1.52% to 1.97%     0.00%      3.94%    to    4.42%
2003   1,395,231      4.53 to  4.57       6,367,640  1.52% to 1.97%     0.00%     32.16%    to   32.75%
2002     834,258      3.43 to  3.44       2,869,011  1.52% to 1.97%     0.00%    -41.15%    to  -40.78%
2001     123,688      5.80 to  5.83         718,699  1.52% to 1.97%     0.01%     -7.21%(4) to    3.40%(6)

High-Yield Bond Portfolio (Class 2)
-----------------------------------
2004   2,367,479     17.10 to 17.32      40,928,981  1.52% to 1.97%     8.72%     14.90%    to   15.52%
2003   2,538,571     14.88 to 14.99      38,009,272  1.52% to 1.97%     8.15%     28.69%    to   29.39%
2002   1,340,413     11.55 to 11.60      15,518,738  1.52% to 1.97%    17.52%     -7.70%    to   -7.37%
2001     235,422     12.49 to 12.53       2,942,789  1.52% to 1.97%     8.78%     -5.14%(4) to    2.10%(6)

International Diversified Equities Portfolio (Class 2)
------------------------------------------------------
2004   4,272,814     10.53 to 10.64      45,428,670  1.52% to 1.97%     2.24%     14.05%    to   14.57%
2003   2,619,281      9.24 to  9.29(16)  24,319,719  1.52% to 1.97%     5.61%     29.00%    to   29.56%
2002     879,770      7.14 to  7.18       6,307,073  1.52% to 1.97%     0.00%    -29.94%    to  -29.71%
2001     116,592     10.17 to 10.22       1,188,206  1.52% to 1.97%     0.00%     -8.60%(4) to   -0.80%(6)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                         At December 31                                      For the Year Ended December 31
----------------------------------------------------------------  ----------------------------------------------------
                    Unit Fair Value                               Expense Ratio   Investment        Total Return
                       Lowest to                     Net Assets       Lowest        Income           Lowest to
Year     Units      Highest ($) (15)                    ($)       to Highest(1)    Ratio(2)         Highest (3)
----   ----------  ------------------              -------------  --------------  ----------  ------------------------
International Growth and Income Portfolio (Class 2)
---------------------------------------------------
2004   2,366,670   13.28 to 13.39                     31,636,685  1.52% to 1.97%     1.19%      18.33%    to   18.86%
2003   2,129,196   11.22 to 11.26(16)                 23,959,350  1.52% to 1.97%     1.44%      34.00%    to   34.65%
2002   1,462,303    8.34 to  8.37                     12,225,720  1.52% to 1.97%     0.60%     -22.39%    to  -22.21%
2001     241,877   10.75 to 10.78                      2,600,162  1.52% to 1.97%     0.25%      -5.50%(4) to    2.80%(6)

Marsico Growth Portfolio (Class 2)
----------------------------------
2004   4,341,358   10.34 to 10.41                     45,145,301  1.52% to 1.77%     0.00%       9.13%    to    9.41%
2003   4,183,255    9.47 to  9.52                     39,773,101  1.52% to 1.77%     0.00%      27.75%    to   28.07%
2002   2,376,309    7.42 to  7.43                     17,649,384  1.52% to 1.77%     0.01%     -12.95%    to  -12.74%
2001     346,654    8.51 to  8.52                      2,952,250  1.52% to 1.77%     0.01%      -4.21%(4) to   -4.16%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
-----------------------------------------------------
2004   1,445,629   19.62 to 19.79                     28,561,412  1.52% to 1.97%     0.70%       9.51%    to   10.01%
2003   1,390,220   17.92 to 17.99(16)                 24,977,766  1.52% to 1.97%     0.76%      19.92%    to   20.46%
2002     997,116   14.89 to 14.94                     14,879,604  1.52% to 1.97%     0.91%     -22.49%    to  -22.30%
2001     181,141   19.20 to 19.26                      3,480,310  1.52% to 1.97%     0.45%      -5.01%(4) to    2.90%(6)

MFS Mid-Cap Growth Portfolio (Class 2)
--------------------------------------
2004   5,169,271   10.42 to 10.61                     54,442,777  1.40% to 1.97%     0.00%      11.70%    to   12.34%
2003   4,898,757    9.33 to  9.45                     46,004,828  1.40% to 1.97%     0.00%      34.36%    to   35.13%
2002   3,209,988    6.94 to  6.99                     22,343,790  1.40% to 1.97%     0.00%     -48.27%    to  -47.97%
2001     591,666   13.40 to 13.45                      7,931,301  1.40% to 1.97%     0.00%     -12.03%(4) to   11.90%(6)

MFS Total Return Portfolio (Class 2)
------------------------------------
2004   6,025,338   24.70 to 24.98                    150,291,875  1.52% to 1.97%     0.18%       8.97%    to    9.46%
2003   6,078,297   22.66 to 22.82                    138,569,295  1.52% to 1.97%     4.35%      14.41%    to   14.93%
2002   4,556,625   19.79 to 19.86                     90,425,269  1.52% to 1.97%     2.27%      -6.82%    to   -6.42%
2001     684,138   21.20 to 21.26                     14,514,483  1.52% to 1.97%     1.09%       0.23%(4) to    2.40%(6)

Putnam Growth: Voyager Portfolio (Class 2)
------------------------------------------
2004     541,745   17.15 to 17.37                      9,396,286  1.52% to 1.97%     0.00%       2.80%    to    3.26%
2003     644,422   16.69 to 16.82                     10,831,524  1.52% to 1.97%     0.12%      21.42%    to   21.97%
2002     611,191   13.74 to 13.81                      8,426,746  1.52% to 1.97%     0.10%     -27.98%    to  -27.67%
2001     139,498   19.07 to 19.11                      2,660,083  1.52% to 1.97%     0.00%      -9.49%(4) to    3.91%(6)

Real Estate Portfolio (Class 2)
-------------------------------
2004   1,519,878   21.04 to 21.27                     32,262,874  1.52% to 1.97%     2.65%      31.74%    to   32.34%
2003   1,374,179   15.97 to 16.07(16)                 22,054,813  1.52% to 1.97%     2.91%      35.10%    to   35.72%
2002     933,200   11.79 to 11.86                     11,040,704  1.52% to 1.97%     3.10%       3.94%    to    4.43%
2001     104,989   11.32 to 11.37                      1,189,761  1.52% to 1.97%     2.31%       0.69%(4) to    9.29%(6)

Small & Mid Cap Value Portfolio (Class 2)
-----------------------------------------
2004   2,898,416   15.62 to 15.80                     45,740,841  1.52% to 1.97%     0.48%      15.63%    to   16.15%
2003   1,551,964   13.51 to 13.60                     21,094,074  1.52% to 1.97%     0.07%      33.78%    to   34.39%
2002     287,057   10.10 to 10.12                      2,903,981  1.52% to 1.97%     0.10%       0.98%(9) to    1.20%(9)
2001           -                -                              -              -         -                          -

SunAmerica Balanced Portfolio (Class 2)
---------------------------------------
2004   1,483,785   14.72 to 14.88                     22,041,926  1.52% to 1.97%     1.36%       4.54%    to    5.01%
2003   1,531,198   14.08 to 14.17                     21,674,122  1.52% to 1.97%     2.28%      12.70%    to   13.21%
2002   1,217,974   12.49 to 12.52                     15,237,993  1.52% to 1.97%     3.22%     -16.90%    to  -16.58%
2001     202,815   15.00 to 15.04                      3,043,174  1.52% to 1.97%     1.53%      -3.98%(4) to    0.80%(6)

Technology Portfolio (Class 2)
------------------------------
2004   4,237,386    2.41 to  2.45                     10,328,998  1.40% to 1.97%     0.00%      -4.63%    to   -4.03%
2003   4,358,848    2.53 to  2.55                     11,093,203  1.40% to 1.97%     0.00%      47.63%    to   48.47%
2002   2,064,209    1.71 to  1.72                      3,544,791  1.40% to 1.97%     0.00%     -50.47     to  -50.17%
2001     422,870    3.45 to  3.46                      1,458,942  1.40% to 1.97%     0.00%     -14.15%(4) to    7.30%(6)

Telecom Utility Portfolio (Class 2)
-----------------------------------
2004     278,545   11.50 to 11.57                      3,216,118  1.52% to 1.77%     5.12%      14.56%    to   14.84%
2003     229,929   10.04 to 10.08                      2,314,354  1.52% to 1.77%     5.78%      16.52%    to   16.80%
2002     249,887    8.61 to  8.63                      2,154,956  1.52% to 1.77%    11.69%     -25.21%    to  -25.03%
2001      74,892   11.51 to 11.52                        862,020  1.52% to 1.77%     2.63%     -10.43%(4) to  -10.36%(4)

Worldwide High Income Portfolio (Class 2)
-----------------------------------------
2004     398,777   18.50 to 18.66                      7,429,844  1.52% to 1.77%     6.39%       7.34%    to    7.61%
2003     348,406   17.23 to 17.34                      6,035,724  1.52% to 1.77%     8.00%      23.55%    to   23.86%
2002     185,985   13.95 to 14.00                      2,601,584  1.52% to 1.77%    14.25%      -2.36%    to   -2.11%
2001      47,815   14.29 to 14.30                        683,342  1.52% to 1.77%     2.99%      -1.40%(4) to   -1.31%(4)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)
     -----------------------

                       At December 31                                        For the Year Ended December 31
----------------------------------------------------------------  ----------------------------------------------------
                     Unit Fair Value                              Expense Ratio   Investment        Total Return
                       Lowest to                    Net Assets        Lowest        Income           Lowest to
Year      Units     Highest ($) (15)                   ($)         to Highest(1)   Ratio(2)         Highest (3)
----   ----------   -----------------              -------------  --------------  ----------  ------------------------
Aggressive Growth Portfolio (Class 3)
-------------------------------------
2004      493,564   14.41 to 14.59                     7,188,034  1.52% to 1.97%     0.00%    14.23%     to 14.74%
2003      220,394   12.62 to 12.72                     2,800,069  1.52% to 1.97%     0.00%    25.64%     to 26.22%
2002       14,270   10.04 to 10.08                       143,649  1.52% to 1.97%     0.00%     0.32%(10) to  0.66%(10)
2001            -                -                             -              -         -                       -

Alliance Growth Portfolio (Class 3)
-----------------------------------
2004    2,410,119   28.45 to 28.76                    69,204,069  1.52% to 1.97%     0.12%     5.58%     to  6.06%
2003      878,657   26.95 to 27.12                    23,808,041  1.52% to 1.97%     0.11%    23.07%     to 23.62%
2002       74,029   21.90 to 21.94                     1,623,657  1.52% to 1.97%     0.00%     0.08%(10) to  0.27%(10)
2001            -                -                             -              -         -                       -

Blue Chip Growth Portfolio (Class 3)
------------------------------------
2004    1,329,936    5.90 to  5.96                     7,913,678  1.52% to 1.97%     0.00%     2.92%     to  3.40%
2003      600,344    5.73 to  5.77                     3,458,941  1.52% to 1.97%     0.00%    23.33%     to 23.82%
2002       32,633    4.65 to  4.66                       151,984  1.52% to 1.97%     0.00%     2.56%(10) to  2.85%(10)
2001            -                -                             -              -         -                       -

Cash Management Portfolio (Class 3)
-----------------------------------
2004    8,358,139   12.62 to 12.76                   106,434,930  1.52% to 1.97%     0.66%    -1.40%     to -0.94%
2003    4,592,502   12.80 to 12.88                    59,067,143  1.52% to 1.97%     2.70%    -1.52%     to -1.08%
2002      452,786   12.98 to 13.02                     5,890,439  1.52% to 1.97%     0.00%    -0.31%(10) to -0.05%(10)
2001            -                -                             -              -         -                       -

Corporate Bond Portfolio (Class 3)
----------------------------------
2004    4,980,011   16.85 to 16.97                    84,467,485  1.52% to 1.97%     6.00%     4.49%     to  4.95%
2003    1,672,182   16.12 to 16.17(16)                27,041,585  1.52% to 1.97%     8.27%     9.50%     to  9.99%
2002      133,675   14.70 to 14.74                     1,965,978  1.52% to 1.97%     0.00%     2.14%(10) to  2.43%(10)
2001            -                -                             -              -          -                      -

Davis Venture Value Portfolio (Class 3)
---------------------------------------
2004    7,041,367   30.98 to 31.30                   220,042,179  1.52% to 1.97%     0.82%    11.03%     to 11.53%
2003    2,690,527   27.90    28.07                    75,447,791  1.52% to 1.97%     0.99%    30.22%        30.80%
2002      197,298   21.42 to 21.46                     4,232,590  1.52% to 1.97%     0.00%     6.55%(10) to  6.72%(10)
2001            -                -                             -              -         -                       -

"Dogs" of Wall Street Portfolio (Class 3)
-----------------------------------------
2004    1,123,504   11.19 to 11.31                    12,678,068  1.52% to 1.97%     2.54%     7.24%     to  7.71%
2003      566,410   10.43 to 10.50                     5,941,636  1.52% to 1.97%     3.78%    17.37%     to 17.94%
2002       30,376    8.89 to  8.90                       270,372  1.52% to 1.97%     0.00%     9.06%(10) to  9.24%(10)
2001            -                -                             -              -         -                       -

Emerging Markets Portfolio (Class 3)
------------------------------------
2004    1,037,661   10.82 to 10.93                    11,307,326  1.52% to 1.97%     1.02%    21.87%     to 22.39%
2003      279,476    8.88 to  8.93                     2,493,972  1.52% to 1.97%     0.00%    49.20%     to 49.93%
2002       21,470    5.95 to  5.96                       127,859  1.52% to 1.97%     0.00%     8.48%(10) to  8.62%(10)
2001            -                -                             -              -         -                       -

Federated American Leaders Portfolio (Class 3)
----------------------------------------------
2004    1,803,078   17.18 to 17.47                    31,424,127  1.52% to 1.97%     1.59%     7.50%     to  7.98%
2003      479,279   15.98 to 16.18                     7,744,918  1.52% to 1.97%     1.89%    24.36%     to 25.34%
2002       68,432   12.85 to 12.91                       883,424  1.52% to 1.97%     0.00%     8.02%(10) to  8.55%(10)
2001            -                -                             -              -         -                       -

Foreign Value Portfolio (Class 3)
---------------------------------
2004   11,695,786   14.54 to 14.70                   171,656,726  1.52% to 1.97%     1.29%    17.43%     to 17.96%
2003    4,161,803   12.38 to 12.46                    51,821,309  1.52% to 1.97%     0.06%    31.90%     to 32.49%
2002      286,107    9.39 to  9.41                     2,690,488  1.52% to 1.97%     0.57%     4.65%(10) to  4.87%(10)
2001            -                -                             -              -         -                       -

Global Bond Portfolio (Class 3)
-------------------------------
2004      984,302   16.76 to 16.97                    16,657,356  1.52% to 1.97%     0.00%     1.69%     to  2.14%
2003      437,839   16.48 to 16.61                     7,261,358  1.52% to 1.97%     0.00%     1.31%     to  1.76%
2002       17,670   16.25 to 16.32                       288,310  1.52% to 1.97%     0.00%     0.93%(10) to  1.42%(10)
2001            -                -                             -              -         -                       -

Global Equities Portfolio (Class 3)
-----------------------------------
2004      421,371   16.95 to 17.13                     7,200,517  1.52% to 1.97%     0.12%     9.44%     to  9.91%
2003      178,794   15.49 to 15.58(16)                 2,782,623  1.52% to 1.97%     0.13%    23.67%     to 24.21%(17)
2002        9,243   12.52 to 12.55                       115,958  1.52% to 1.97%     0.00%     6.93%(10) to  7.16%(10)
2001            -                -                             -              -         -                       -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.  UNIT VALUES (Continued)
    -----------------------

                  At December 31                                             For the Year Ended December 31
------------------------------------------------------------ ---------------------------------------------------------------
                        Unit Fair Value                       Expense Ratio  Investment                Total Return
                          Lowest to             Net Assets       Lowest        Income                   Lowest to
 Year     Units        Highest ($) (15)             ($)       to Highest (1)  Ratio (2)                 Highest (3)
------ ------------- ---------------------     -----------   --------------- ----------      -------------------------------
Goldman Sachs Research Portfolio (Class 3)
------------------------------------------
2004     140,999      6.85    to      6.91         971,168   1.52% to 1.97%      0.00%       10.65%        to     11.03%
2003      30,118      6.19    to      6.22         187,086   1.52% to 1.97%      0.00%       22.50%        to     23.05%
2002       2,714      5.05    to      5.06          13,727   1.52% to 1.97%      0.00%        8.13%(10)    to      8.20%(10)
2001           -                         -               -               -          -                                 -

Growth-Income Portfolio (Class 3)
---------------------------------
2004     669,308     27.81    to     28.12      18,778,665   1.52% to 1.97%      0.57%        9.09%        to      9.58%
2003     361,011     25.50    to     25.66       9,251,442   1.52% to 1.97%      1.04%       22.87%        to     23.43%
2002      68,132     20.75    to     20.79       1,415,931   1.52% to 1.97%      0.00%        3.21%(10)    to      3.41%(10)
2001           -                         -               -               -          -                                 -

Growth Opportunities Portfolio (Class 3)
----------------------------------------
2004     769,459      4.67    to      4.75       3,645,824   1.52% to 1.97%      0.00%        3.87%        to      4.31%
2003     414,765      4.49    to      4.56       1,887,938   1.52% to 1.97%      0.00%       31.11%        to     32.64%
2002      56,813      3.43    to      3.44         195,143   1.52% to 1.97%      0.00%        6.07%(10)    to      6.36%(10)
2001           -                         -               -               -          -                                 -

High-Yield Bond Portfolio (Class 3)
-----------------------------------
2004   2,535,698     17.07    to     17.29      43,718,981   1.52% to 1.97%      9.55%       14.88%        to     15.41%
2003   1,752,691     14.86    to     14.98      26,197,749   1.52% to 1.97%      8.44%       28.61%        to     29.27%
2002     115,765     11.56    to     11.59       1,339,542   1.52% to 1.97%      0.00%        5.52%(10)    to      5.80%(10)
2001           -                         -               -               -          -                                 -

International Diversified Equities Portfolio (Class 3)
------------------------------------------------------
2004   9,541,923     10.52    to     10.63     101,220,144   1.52% to 1.97%      2.30%       13.95%        to     14.46%
2003   3,686,965      9.23    to      9.29      34,195,694   1.52% to 1.97%      6.91%       28.93%        to     29.52%
2002     210,168      7.16    to      7.17       1,506,305   1.52% to 1.97%      0.00%        2.32%(10)    to      2.51%(10)
2001           -                         -               -               -          -                                 -

International Growth and Income Portfolio (Class 3)
---------------------------------------------------
2004   2,648,598     13.19    to     13.31      35,194,607   1.52% to 1.97%      1.26%       18.22%        to     18.75%
2003   1,168,993     11.16    to     11.20      13,093,660   1.52% to 1.97%      1.65%       33.93%        to     34.51%
2002     115,317      8.33    to      8.34         960,599   1.52% to 1.97%      0.00%        4.11%(10)    to      4.29%(10)
2001           -                         -               -               -          -                                 -

Marsico Growth Portfolio (Class 3)
----------------------------------
2004   2,232,718     10.29    to     10.39      23,167,131   1.52% to 1.97%      0.00%        8.81%        to      9.31%
2003   1,300,665      9.46    to      9.51      12,352,523   1.52% to 1.97%      0.00%       27.38%        to     27.96%
2002     101,980      7.42    to      7.43         757,390   1.52% to 1.97%      0.00%       -2.92%(12)    to     -2.60%(10)
2001           -                         -               -               -          -                                 -

MFS Massachusetts Investors Trust Portfolio (Class 3)
-----------------------------------------------------
2004   1,697,663     19.54    to     19.75      33,465,893   1.52% to 1.97%      0.71%        9.42%        to      9.90%
2003     831,007     17.86    to     17.97      14,918,833   1.52% to 1.97%      1.02%       19.82%        to     20.36%
2002      53,532     14.90    to     14.93         799,034   1.52% to 1.97%      0.00%        5.81%(10)    to      6.00%(10)
2001           -                         -               -               -          -                                 -

MFS Mid-Cap Growth Portfolio (Class 3)
--------------------------------------
2004   5,194,249     10.41    to     10.53      54,574,948   1.52% to 1.97%      0.00%       11.59%        to     12.09%
2003   2,839,185      9.33    to      9.39      26,634,953   1.52% to 1.97%      0.00%       34.25%        to     34.85%
2002     213,285      6.95    to      6.96       1,484,978   1.52% to 1.97%      0.00%        6.51%(10)    to      6.73%(10)
2001           -                         -               -               -          -                                 -

MFS Total Return Portfolio (Class 3)
------------------------------------
2004   5,322,826     24.63    to     24.93     132,416,887   1.52% to 1.97%      0.20%        8.87%        to      9.36%
2003   2,258,368     22.62    to     22.80      51,426,805   1.52% to 1.97%      6.03%       14.32%        to     14.83%
2002     181,366     19.79    to     19.85       3,598,858   1.52% to 1.97%      0.00%        4.37%(10)    to      4.70%(10)
2001           -                         -               -               -          -                                 -

Putnam Growth: Voyager Portfolio (Class 3)
------------------------------------------
2004     185,991     16.90    to     17.33       3,213,032   1.52% to 1.97%      0.00%        2.68%        to      3.16%
2003     141,442     16.46    to     16.80       2,371,873   1.52% to 1.97%      0.12%       20.05%        to     21.84%
2002      31,739     13.71    to     13.78         437,384   1.52% to 1.97%      0.00%        4.03%(10)    to      4.60%(10)
2001           -                         -               -               -          -                                 -

Real Estate Portfolio (Class 3)
-------------------------------
2004   1,398,233     21.01    to     21.22      29,611,420   1.52% to 1.97%      2.83%       31.62%        to     32.21%
2003     594,842     15.96    to     16.05       9,535,274   1.52% to 1.97%      3.64%       34.97%        to     35.60%
2002      36,041     11.82    to     11.84         426,417   1.52% to 1.97%      0.00%        2.39%(10)    to      2.54%(10)
2001           -                         -               -               -          -                                 -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                          At December 31                                For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                      Unit Fair Value                     Expense Ratio   Investment         Total Return
                         Lowest to           Net Assets       Lowest        Income            Lowest to
Year     Units        Highest ($) (15)           ($)      to Highest (1)   Ratio (2)         Highest (3)
----  ----------    -------------------      -----------  --------------  ----------   ------------------------
Small & Mid Cap Value Portfolio (Class 3)
-----------------------------------------
2004   7,568,354    15.59   to    15.77      119,131,771  1.52% to 1.97%     0.42%      15.54%       to   16.05%
2003   2,550,372    13.50   to    13.59       34,616,193  1.52% to 1.97%     0.01%      33.64%       to   34.25%
2002     175,424    10.10   to    10.12        1,774,785  1.52% to 1.97%     0.07%      10.03% (10)  to   10.27%(10)
2001           -                      -                -              -         -                             -

SunAmerica Balanced Portfolio (Class 3)
---------------------------------------
2004     812,328    14.68   to    14.84       12,029,966  1.52% to 1.97%     1.47%       4.43%       to    4.91%
2003     397,349    14.06   to    14.15        5,614,623  1.52% to 1.97%     3.22%      12.59%       to   13.11%
2002      25,087    12.49   to    12.51          313,544  1.52% to 1.97%     0.00%      -0.24% (10)  to   -0.07%(10)
2001           -                      -                -              -         -                             -

Technology Portfolio (Class 3)
------------------------------
2004   3,648,226     2.41   to     2.44        8,870,679  1.52% to 1.97%     0.00%      -4.67%       to   -4.24%
2003   2,018,618     2.53   to     2.54        5,131,029  1.52% to 1.97%     0.00%      47.53%       to   48.20%
2002     147,353     1.71   to     1.72          252,890  1.52% to 1.97%     0.00%      19.66% (10)  to   19.85%(10)
2001           -                      -                -              -         -                             -

Telecom Utility Portfolio (Class 3)
-----------------------------------
2004       7,468    11.19   to    11.55           85,506  1.52% to 1.97%     4.92%      14.23%       to   14.72%
2003       4,464     9.79   to    10.07           44,646  1.52% to 1.97%    10.96%      13.96%       to   16.76%
2002          37     8.59   to     8.62              322  1.52% to 1.97%     0.00%       5.17% (12)  to    5.52%(12)
2001           -                      -                -              -         -                             -

Worldwide High Income Portfolio (Class 3)
-----------------------------------------
2004      49,363    18.17   to    18.65          917,051  1.52% to 1.97%     6.71%       7.01%       to    7.50%
2003      26,197    16.98   to    17.34          453,299  1.52% to 1.97%    20.48%      21.77%       to   23.94%
2002          22    13.94   to    13.99              310  1.52% to 1.97%     0.00%       3.98% (12)  to    4.36%(12)
2001           -                      -                -              -         -                             -

Comstock Portfolio (Class II)
-----------------------------
2004  22,295,013    11.92   to    12.15      269,006,904  1.52% to 1.97%     0.66%      15.14%       to   15.66%
2003  14,950,268    10.35   to    10.50      155,970,767  1.52% to 1.97%     0.65%      28.22%       to   28.80%
2002   8,525,888     8.07   to     8.17       69,071,417  1.52% to 1.97%     0.27%     -21.30%       to  -20.71%
2001     786,901    10.21   to    10.34        8,039,411  1.52% to 1.97%     0.00%       2.14% (5)   to    3.52%(5)

Emerging Growth Portfolio (Class II)
------------------------------------
2004   3,220,823     9.11   to     9.21 (16)  29,266,860  1.52% to 1.97%     0.00%       4.70%       to    5.17%
2003   2,923,540     8.70   to     8.76 (16)  25,259,965  1.52% to 1.97%     0.00%      24.57%       to   25.13%
2002   1,545,515     6.84   to     7.00       10,675,131  1.52% to 1.97%     0.03%     -33.92%       to  -33.67%
2001     152,377    10.33   to    10.57        1,582,599  1.52% to 1.97%     0.00%       3.34% (5)   to    4.69%(5)

Growth & Income Portfolio (Class II)
------------------------------------
2004  21,776,653    12.39   to    12.52 (16) 271,558,342  1.52% to 1.97%     0.61%      11.90%       to   12.41%
2003  12,951,994    11.07   to    11.14 (16) 143,874,667  1.52% to 1.97%     0.54%      25.20%       to   25.77%
2002   6,179,403     8.79   to     8.86       54,671,463  1.52% to 1.97%     0.22%     -16.32%       to  -16.03%
2001     270,425    10.47   to    10.56        2,854,121  1.52% to 1.97%     0.00%       3.84% (6)   to    5.56%(5)

Balanced Portfolio (Class 1)
----------------------------
2004  17,103,475     8.80   to     8.92      151,947,986  1.40% to 1.80%     1.84%       8.16%       to    8.59%
2003  13,842,218     8.14   to     8.21      113,349,873  1.40% to 1.80%     2.34%      20.56%       to   21.04%
2002   8,307,418     6.75   to     6.79       56,256,951  1.40% to 1.80%     2.02%     -10.40%       to  -10.04%
2001   1,147,567     7.53   to     7.54        8,649,750  1.40% to 1.80%     0.00%      -0.59% (4)   to   -0.42%(4)

Conservative Balanced Portfolio (Class 1)
-----------------------------------------
2004   2,264,674     6.50   to     6.58       14,872,611  1.40% to 1.80%     1.99%       6.28%       to    6.71%
2003   1,796,864     6.12   to     6.17       11,062,689  1.40% to 1.80%     2.06%      15.00%       to   15.46%
2002     991,862     5.32   to     5.34        5,293,412  1.40% to 1.80%     0.67%      -3.99%       to   -3.61%
2001     143,682     5.54   to     5.55          796,457  1.40% to 1.80%     0.00%       0.45% (4)   to    0.59%(4)

Conservative Growth Portfolio (Class 1)
---------------------------------------
2004   7,982,301     9.17   to     9.29       73,797,945  1.40% to 1.80%     1.36%       9.78%       to   10.22%
2003   7,321,077     8.35   to     8.43       61,463,053  1.40% to 1.80%     2.09%      26.45%       to   26.96%
2002   4,658,781     6.60   to     6.64       30,829,627  1.40% to 1.80%     2.89%     -17.01%       to  -16.69%
2001     694,238     7.93   to     7.97        5,523,188  1.40% to 1.80%     0.00%      -2.86% (4)   to   -2.42%(4)

Equity Income Fund (Class 1)
----------------------------
2004   2,611,510     8.20   to     8.31       21,639,735  1.40% to 1.80%     1.77%      17.00%       to   17.47%
2003   2,359,443     7.01   to     7.08       16,659,742  1.40% to 1.80%     2.55%      27.78%       to   28.30%
2002   1,666,406     5.48   to     5.52        9,177,433  1.40% to 1.80%     1.94%     -14.06%       to  -13.72%
2001     196,094     6.38   to     6.39        1,252,845  1.40% to 1.80%     0.00%       1.47% (4)   to    1.65%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                        At December 31                                For the Year Ended December 31
      --------------------------------------------------  ----------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to            Net Assets       Lowest        Income            Lowest to
Year     Units       Highest ($) (15)            ($)      to Highest (1)   Ratio (2)         Highest (3)
----  ----------   -------------------       -----------  --------------  ----------   -----------------------
Flexible Income Portfolio (Class 1)
-----------------------------------
2004   4,698,052    7.60     to   7.72        36,143,342  1.40% to 1.80%     3.33%       4.57%      to    4.99%
2003   3,799,248    7.27     to   7.35        27,846,432  1.40% to 1.80%     2.44%      11.28%      to   11.73%
2002   2,083,910    6.53     to   6.58        13,683,644  1.40% to 1.80%     0.59%       0.32%      to    0.72%
2001     363,792    6.51     to   6.54         2,373,837  1.40% to 1.80%     0.00%       1.69% (4)  to     2.04%(4)

Growth Fund (Class 1)
---------------------
2004     265,990    6.52     to   6.61         1,752,597  1.40% to 1.80%     0.00%       6.29%      to    6.72%
2003     255,811    6.13     to   6.19         1,580,583  1.40% to 1.80%     0.00%      26.88%      to   27.39%
2002     197,794    4.83     to   4.86           960,165  1.40% to 1.80%     0.00%     -32.24%      to  -31.97%
2001      41,641    7.13     to   7.15           297,497  1.40% to 1.80%     0.00%     -11.92% (4)  to  -11.71%(4)

Growth & Income Fund (Class 1)
------------------------------
2004   1,406,715    6.24     to   6.32         8,860,014  1.40% to 1.80%     1.05%       7.14%      to    7.57%
2003   1,229,108    5.82     to   5.88         7,203,781  1.40% to 1.80%     1.24%      24.54%      to   25.04%
2002     724,134    4.67     to   4.70         3,397,213  1.40% to 1.80%     0.72%     -22.56%      to  -22.25%
2001     166,373    6.03     to   6.05         1,005,104  1.40% to 1.80%     0.00%      -5.32% (4)  to   -5.12%(4)

Income Fund (Class 1)
---------------------
2004   1,419,702    6.88     to   6.97         9,872,875  1.40% to 1.80%     5.68%       3.68%      to    4.09%
2003   1,494,674    6.63     to   6.70         9,994,752  1.40% to 1.80%     6.18%       7.82%      to    8.26%
2002     857,444    6.15     to   6.19         5,296,791  1.40% to 1.80%     3.71%       7.67%      to    8.10%
2001     132,274    5.71     to   5.73           756,730  1.40% to 1.80%     0.00%       3.78% (4)  to    3.99%(4)

International Growth Fund (Class 1)
-----------------------------------
2004      91,001    5.62     to   5.66           514,659  1.40% to 1.80%     1.11%      11.58%      to   12.04%
2003      36,535    5.04     to   5.05           184,369  1.40% to 1.80%     1.29%      33.09%      to   33.61%
2002      25,477    3.78     to   3.78            96,349  1.40% to 1.80%     0.93%     -17.18%      to  -16.89%
2001       5,474    4.55     to   4.57            24,920  1.40% to 1.80%     0.00%      -3.05% (4)  to   -2.65%(4)

Mid Cap Stock Fund (Class 1)
----------------------------
2004     644,391    8.29     to   8.40         5,396,331  1.40% to 1.80%     1.62%      12.55%      to   13.00%
2003     426,405    7.37     to   7.43         3,162,251  1.40% to 1.80%     0.31%      25.46%      to   25.96%
2002     262,305    5.87     to   5.90         1,545,047  1.40% to 1.80%     0.20%     -11.94%      to  -11.60%
2001      59,152    6.67     to   6.68           394,646  1.40% to 1.80%     0.00%       2.77% (4)  to    2.89%(4)

Money Market Fund (Class 1)
---------------------------
2004     724,436    5.62     to   5.72         4,137,109  1.40% to 1.80%     0.86%      -0.96%      to   -0.55%
2003     772,790    5.67     to   5.75 (16)    4,437,070  1.40% to 1.80%     0.00%      -1.15%      to   -0.75%
2002     723,713    5.74     to   5.81         4,192,292  1.40% to 1.80%     1.27%      -0.43%      to   -0.03%
2001      78,473    5.76     to   5.82           455,028  1.40% to 1.80%     0.73%       0.14% (4)  to    1.17%(4)

REIT Fund (Class 1)
-------------------
2004      41,375   14.89     to  14.99 (16)      619,770  1.40% to 1.80%     1.33%      29.94%      to   31.06%(17)
2003          39   11.43     to  11.46 (16)          452  1.40% to 1.80%     0.00%      14.34% (13) to   14.62%(13)(17)
2002           -       -             -                 -              -         -           -                -
2001           -       -             -                 -              -         -           -                -

Short Term Income Fund (Class 1)
--------------------------------
2004     599,257    6.39     to   6.49         3,875,626  1.40% to 1.80%     3.93%       0.25%      to    0.65%
2003     693,162    6.38     to   6.44         4,457,940  1.40% to 1.80%     6.14%       3.64%      to    4.06%
2002     329,922    6.15     to   6.20         2,038,212  1.40% to 1.80%     2.49%       4.38%      to    4.80%
2001      20,602    5.89     to   5.92           121,619  1.40% to 1.80%     0.00%       2.91% (4)  to    3.39%(4)

Small Cap Growth Fund (Class 1)
-------------------------------
2004     337,467    6.67     to   6.75         2,271,166  1.40% to 1.80%     0.00%       2.81%      to    3.22%
2003     244,843    6.49     to   6.54         1,597,697  1.40% to 1.80%     0.00%      68.36%      to   69.03%
2002     124,815    3.85     to   3.87           482,497  1.40% to 1.80%     0.00%     -48.09%      to  -47.88%
2001      18,942    7.42     to   7.44           140,648  1.40% to 1.80%     0.00%     -10.27% (4)  to  -10.11%(4)

Strategic Growth Portfolio (Class 1)
------------------------------------
2004   1,918,099    9.95     to  10.07 (16)   19,241,277  1.40% to 1.80%     0.65%      10.82%      to   11.26%
2003   1,520,558    8.98     to   9.05 (16)   13,717,984  1.40% to 1.80%     1.38%      30.70%      to   31.23%
2002     918,045    6.86     to   6.90         6,316,415  1.40% to 1.80%     3.83%     -21.94%      to  -21.62%
2001     138,403    8.78     to   8.80         1,216,910  1.40% to 1.80%     0.00%      -4.43% (4)  to   -4.24%(4)

U.S. Government Securities Fund (Class 1)
-----------------------------------------
2004   2,299,797    6.39     to   6.47        14,843,010  1.40% to 1.80%     3.89%       1.93%      to    2.34%
2003   3,168,730    6.27     to   6.32        20,001,877  1.40% to 1.80%     5.15%       0.31%      to    0.72%
2002   2,219,244    6.25     to   6.28        13,912,635  1.40% to 1.80%     2.94%       6.93%      to    7.37%
2001     280,453    5.84     to   5.85         1,638,908  1.40% to 1.80%     0.00%       2.96% (4)  to    3.10%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                                  At December 31                                For the Year Ended December 31
             ------------------------------------------------------  -------------------------------------------------------------
                                  Unit Fair Value                    Expense Ratio   Investment            Total Return
                                    Lowest to            Net Assets      Lowest        Income                Lowest to
 Year          Units               Highest($)(15)            ($)     to Highest (1)   Ratio (2)             Highest (3)
----         ----------         ------------------       ----------  --------------  ----------  ---------------------------------
West Coast Equity Fund (Class 1)
--------------------------------
2004          1,358,062         10.52     to 10.66       14,438,128  1.40% to 1.80%     0.26%      11.01%       to       11.46%
2003          1,119,812          9.47     to  9.56       10,685,593  1.40% to 1.80%     0.27%      40.80%       to       41.37%
2002            753,358          6.73     to  6.77        5,088,442  1.40% to 1.80%     0.49%     -23.93%       to      -23.62%
2001             90,244          8.84     to  8.86          798,661  1.40% to 1.80%     0.00%      -6.38%(4)    to       -6.22%(4)

Balanced Portfolio (Class 2)
----------------------------
2004         14,862,942          8.71     to  8.83      130,881,501  1.52% to 1.95%     1.70%       7.71%       to        8.18%
2003          9,477,417          8.09     to  8.16       77,198,534  1.52% to 1.95%     2.06%      20.10%       to       20.63%
2002          4,444,727          6.73     to  6.77       30,039,868  1.52% to 1.95%     2.08%     -10.74%       to        5.53%(10)
2001            192,421          7.54     to  7.55        1,452,687  1.55% to 1.95%     0.00%       2.66%(6)    to        2.81%(6)

Conservative Balanced Portfolio (Class 2)
-----------------------------------------
2004          2,311,026          6.44     to  6.52       15,053,195  1.55% to 1.95%     1.88%       5.80%       to        6.22%
2003          1,108,644          6.09     to  6.14        6,800,644  1.55% to 1.95%     1.73%      14.57%       to       15.04%
2002            392,944          5.31     to  5.34        2,096,260  1.55% to 1.95%     0.67%      -4.33%       to       -3.96%
2001             36,925          5.55     to  5.57          205,218  1.55% to 1.95%     0.00%       1.19%(6)    to        1.39%(6)

Conservative Growth Portfolio (Class 2)
---------------------------------------
2004          5,494,544          9.05     to  9.16(16)   50,212,271  1.52% to 1.95%     1.26%       9.42%       to        9.90%
2003          3,573,610          8.27     to  8.33       29,733,408  1.52% to 1.95%     1.95%      25.89%       to       26.45%
2002          2,112,516          6.57     to  6.59       13,916,380  1.52% to 1.95%     3.05%     -17.31%       to        6.56%(10)
2001            141,762          7.94     to  7.95        1,126,916  1.55% to 1.95%     0.00%       3.93%(6)    to        4.05%(6)

Equity Income Fund (Class 2)
----------------------------
2004          2,260,288          8.08     to  8.19       18,459,243  1.55% to 1.95%     1.58%      16.52%       to       16.99%
2003          1,463,207          6.94     to  7.00       10,218,103  1.55% to 1.95%     2.27%      27.23%       to       27.74%
2002            990,959          5.45     to  5.48        5,420,503  1.55% to 1.95%     2.08%     -14.32%       to      -14.00%
2001             57,170          6.36     to  6.37          364,057  1.55% to 1.95%     0.00%       2.71%(6)    to        2.77%(6)

Flexible Income Portfolio (Class 2)
-----------------------------------
2004          8,110,654          7.55     to  7.62       61,768,123  1.55% to 1.95%     3.14%       4.18%       to        4.61%
2003          4,480,205          7.24     to  7.29       32,623,129  1.55% to 1.95%     2.12%      10.84%       to       11.29%
2002          1,395,827          6.54     to  6.55        9,135,987  1.55% to 1.95%     0.49%      -0.03%       to        0.35%
2001             27,848          6.52     to  6.54          181,709  1.55% to 1.95%     0.00%       0.11%(6)    to        0.33%(6)

Growth Fund (Class 2)
---------------------
2004            193,649          6.45     to  6.54        1,263,148  1.55% to 1.95%     0.00%       5.93%       to        6.35%
2003            197,257          6.09     to  6.15        1,210,182  1.55% to 1.95%     0.00%      26.33%       to       26.84%
2002            128,401          4.82     to  4.85          621,532  1.55% to 1.95%     0.00%     -32.42%       to      -32.21%
2001              4,400          7.14     to  7.15           31,455  1.55% to 1.95%     0.00%       5.08%(6)    to        5.28%(6)

Growth & Income Fund (Class 2)
------------------------------
2004            540,874          6.14     to  6.22        3,353,282  1.55% to 1.95%     0.91%       6.68%       to        7.11%
2003            463,473          5.75     to  5.81        2,685,128  1.55% to 1.95%     1.07%      24.05%       to       24.55%
2002            279,444          4.64     to  4.66        1,300,502  1.55% to 1.95%     0.77%     -22.89%       to      -22.52%
2001             18,544          6.01     to  6.03          111,519  1.55% to 1.95%     0.00%       2.81%(6)    to        3.09%(6)

Income Fund (Class 2)
---------------------
2004          3,337,116          6.83     to  6.92       23,063,724  1.55% to 1.95%     5.76%       3.28%       to        3.69%
2003          3,154,678          6.62     to  6.67       21,031,226  1.55% to 1.95%     5.83%       7.36%       to        7.79%
2002          1,324,319          6.16     to  6.19        8,189,881  1.55% to 1.95%     3.06%       7.31%       to        7.74%
2001             62,974          5.74     to  5.75          361,838  1.55% to 1.95%     0.00%      -1.23%(6)    to       -1.14%(6)

International Growth Fund (Class 2)
-----------------------------------
2004             46,252          5.58     to  5.60(16)      258,869  1.55% to 1.95%     1.09%      11.11%       to       11.58%
2003             32,196          5.02     to  5.02(16)      161,536  1.55% to 1.95%     1.01%      32.47%       to       33.02%
2002             24,725          3.76     to  3.79           93,445  1.55% to 1.95%     1.57%     -17.34%       to      -16.64%
2001                  6             -         4.55               31  1.55% to 1.95%     0.00%          -                  4.09%(6)

Mid Cap Stock Fund (Class 2)
----------------------------
2004            310,386          8.16     to  8.27        2,559,976  1.55% to 1.95%     0.19%      12.07%       to       12.52%
2003            206,416          7.28     to  7.35        1,513,958  1.55% to 1.95%     0.15%      24.99%       to       25.50%
2002            115,793          5.83     to  5.86          676,899  1.55% to 1.95%     0.17%     -12.25%       to      -11.90%
2001              5,524          6.64     to  6.66           36,706  1.55% to 1.95%     0.00%       7.38%(6)    to        7.68%(6)

Money Market Fund (Class 2)
---------------------------
2004            951,574          5.58     to  5.65        5,369,307  1.55% to 1.95%     0.64%      -1.35%       to       -0.94%
2003            539,334          5.66     to  5.70        3,070,680  1.55% to 1.95%     0.00%      -1.55%       to       -1.15%
2002            811,865          5.75     to  5.77        4,680,826  1.55% to 1.95%     1.03%      -0.83%       to       -0.42%
2001             32,668                       5.79          189,232  1.55% to 1.95%     0.10%      -0.09%(6)    to        0.04%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                                      At December 31                                   For the Year Ended December 31
              ----------------------------------------------------------- --------------------------------------------------------
                                      Unit Fair Value                     Expense Ratio  Investment          Total Return
                                        Lowest to              Net Assets    Lowest      Income                Lowest to
Year            Units                 Highest ($) (15)           ($)      to Highest (1) Ratio (2)            Highest (3)
----          ---------         --------------------------     ---------- -------------- ----------  -----------------------------
REIT Fund (Class 2)
-------------------
2004             12,753         14.71     to         15.13        192,855 1.55% to 1.95%  1.04%      29.08%     to       31.18%
2003                 26         11.39     to         11.54            302 1.55% to 1.95%  0.00%      13.93%(13) to       15.35%(13)
2002                  -             -                    -              -              -      -           -                   -
2001                  -             -                    -              -              -      -           -                   -

Short Term Income Fund (Class 2)
--------------------------------
2004          1,082,867          6.34     to          6.41      6,932,898 1.55% to 1.95%  4.00%      -0.36%     to        0.04%
2003            959,531          6.36     to          6.41      6,143,271 1.55% to 1.95%  0.00%       3.43%     to        3.85%
2002            192,367          6.15     to          6.17      1,186,149 1.55% to 1.95%  3.57%       3.84%     to        4.26%
2001              3,385          5.92     to          5.93         20,028 1.55% to 1.95%  0.00%      -0.09%(6)  to        0.06%(6)

Small Cap Growth Fund (Class 2)
-------------------------------
2004            175,772          6.60     to          6.66      1,168,947 1.55% to 1.95%  0.00%       2.47%     to        2.89%
2003            159,481          6.44     to          6.47      1,031,091 1.55% to 1.95%  0.00%      67.65%     to       68.32%
2002             60,788          3.84     to          3.85        233,628 1.55% to 1.95%  0.00%     -48.25%     to      -48.08%
2001              4,493          7.41     to          7.42         33,280 1.55% to 1.95%  0.00%      21.29%(6)  to       21.58%(6)

Strategic Growth Portfolio (Class 2)
------------------------------------
2004          1,494,603          9.82     to          9.96     14,836,003 1.52% to 1.95%  0.56%      10.37%     to       10.85%
2003            855,160          8.90     to          8.99      7,660,858 1.52% to 1.95%  1.12%      30.20%     to       30.77%
2002            338,480          6.83     to          6.87      2,319,061 1.52% to 1.95%  3.50%     -22.11%     to        7.64%(7)
2001             36,391          8.76     to          8.77        318,978 1.55% to 1.95%  0.00%       5.18%(6)  to        5.32%(6)

U.S. Government Securities Fund (Class 2)
-----------------------------------------
2004          2,000,572          6.30     to          6.36     12,714,269 1.55% to 1.95%  3.67%       1.59%     to        1.99%
2003          2,594,953          6.20     to          6.24     16,176,032 1.55% to 1.95%  5.30%      -0.10%     to        0.30%
2002          1,971,991          6.20     to          6.22     12,261,264 1.55% to 1.95%  2.78%       6.49%     to        6.91%
2001            129,528          5.82     to          5.83        753,700 1.55% to 1.95%  0.00%      -2.11%(6)  to       -1.97%(6)

West Coast Equity Fund (Class 2)
--------------------------------
2004            772,450         10.34     to         10.48      8,075,522 1.55% to 1.95%  0.14%      10.54%     to       10.99%
2003            548,933          9.36     to          9.44      5,171,578 1.55% to 1.95%  0.14%      40.18%     to       40.74%
2002            345,471          6.68     to          6.71      2,313,911 1.55% to 1.95%  0.62%     -24.10%     to      -23.84%
2001              6,624          8.80     to          8.81         58,327 1.55% to 1.95%  0.00%       6.62%(6)  to        6.76%(6)

Nations Asset Allocation Portfolio (Class 2)
--------------------------------------------
2004            145,751         10.16     to         10.24      1,491,383 1.52% to 1.77%  1.42%       6.31%     to        6.58%
2003            133,666          9.56     to          9.61      1,283,500 1.52% to 1.77%  1.71%      17.00%(14) to       17.30%(17)
2002             39,141          8.17     to          8.19        320,275 1.52% to 1.77%  1.97%     -15.05%     to      -14.84%
2001              6,735          9.61     to          9.62         64,771 1.52% to 1.77%  6.43%      -3.85%(7)  to       -3.82%(7)

Nations Capital Growth Portfolio (Class 2)
------------------------------------------
2004             -               -                    -           -              -        -              -                 -
2003            106,363          8.29     to          8.35        887,450 1.52% to 1.77%  0.03%      22.41%(14) to       22.75%(17)
2002             69,905          6.77     to          6.80        474,292 1.52% to 1.77%  0.13%     -31.29%     to      -31.12%
2001             40,011          9.85     to          9.87        394,567 1.52% to 1.77%  0.28%      -1.45%(7)  to       -1.26%(7)

Nations High Yield Bond Portfolio (Class 2)
-------------------------------------------
2004          1,849,045         14.24     to         14.46     26,605,972 1.52% to 1.97%  7.26%       9.23%     to        9.73%
2003          1,240,366         13.04     to         13.18     16,287,265 1.52% to 1.97%  9.03%      28.65%     to       29.24%(17)
2002            525,866         10.13     to         10.20      5,347,918 1.52% to 1.97% 10.75%       0.26%     to        0.65%
2001            120,086         10.10     to         10.13      1,216,270 1.52% to 1.97% 25.43%       1.22%(7)  to        2.85%(4)

Nations International Value Portfolio (Class 2)
-----------------------------------------------
2004            599,884         12.97     to         13.23      7,856,316 1.52% to 1.97%  1.54%      19.96%     to       20.50%
2003            663,987         10.81     to         10.98      7,229,153 1.52% to 1.97%  1.30%      48.33%     to       49.00%
2002            731,079          7.29     to          7.37      5,350,084 1.52% to 1.97%  2.01%     -17.51%     to      -16.90%
2001            153,327          8.84     to          8.87      1,357,166 1.52% to 1.97%  1.81%     -11.60%(7)  to        2.89%(4)

Nations Marsico Focused Equities Portfolio (Class 2)
----------------------------------------------------
2004          4,478,641         10.22     to         10.33(16) 46,102,891 1.52% to 1.97%  0.00%       9.18%     to        9.67%
2003          2,485,461          9.36     to          9.42(16) 23,341,858 1.52% to 1.97%  0.00%      30.51%     to       31.10%(17)
2002          1,021,100          7.12     to          7.19      7,318,854 1.52% to 1.97%  0.00%     -16.64%     to      -16.33%
2001            158,828          8.54     to          8.60      1,358,098 1.52% to 1.97%  0.00%     -19.16%     to        4.63%

Nations Marsico Growth Portfolio (Class 2)
------------------------------------------
2004            632,492          9.49     to          9.58      6,050,578 1.52% to 1.77%  0.00%      11.05%     to       11.33%
2003            369,519          8.55     to          8.60      3,174,634 1.52% to 1.77%  0.00%      28.30%(14) to       28.62%(17)
2002            232,550          6.66     to          6.69      1,553,431 1.52% to 1.77%  0.00%     -17.60%     to      -17.40%
2001            119,329          8.08     to          8.10        965,682 1.52% to 1.77%  0.00%     -18.99%     to      -18.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                          At December 31                                        For the Year Ended December 31
     -----------------------------------------------------   --------------------------------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                        Lowest to              Net Assets       Lowest         Income                Lowest to
Year    Units        Highest ($) (15)              ($)       to Highest (1)   Ratio (2)               Highest (3)
---------------  -------------------------     -----------   --------------   ----------    -------------------------------
Nations Marsico 21st Century Portfolio (Class 2)
------------------------------------------------
2004    100,867   12.78    to        12.90       1,298,934    1.52% to 1.77%        0.00%         20.21%      to      20.51%
2003     86,139   10.64    to        10.71         920,735    1.52% to 1.77%        0.00%         46.26%(14)  to      46.63%(17)
2002     49,007    7.27    to         7.30         357,174    1.52% to 1.77%        0.00%         -9.81%      to      -9.58%
2001     37,162    8.06    to         8.07         299,852    1.52% to 1.77%        0.00%        -19.37%(7)   to      19.25%(7)

Nations Marsico International Opportunities Portfolio (Class 2)
---------------------------------------------------------------
2004    383,059   13.55    to        13.65       5,225,332    1.52% to 1.77%        0.39%         14.55%      to      14.84%
2003    192,174   11.83    to        11.89       2,283,113    1.52% to 1.77%        0.02%         37.81%(14)  to      38.15%(11)(17)
2002     18,926    8.59    to         8.60         162,764    1.52% to 1.77%        0.07%         -8.97%      to      -8.74%
2001      1,128       -               9.43          10,632    1.52% to 1.77%        0.42%         -5.73%(7)   to      -5.68%(7)

Nations MidCap Growth Portfolio (Class 2)
-----------------------------------------
2004    246,614    7.57    to         8.20       1,982,491    1.52% to 1.77%        0.00%         12.09%      to      12.37%
2003    283,225    6.76    to         7.29       2,026,521    1.52% to 1.77%        0.00%         25.24%(14)  to      25.55%(11)(17)
2002    144,587    5.40    to         5.81         825,185    1.52% to 1.77%        0.00%        -35.16%      to     -35.00%
2001     35,150    8.32    to         8.94         306,236    1.52% to 1.77%        0.00%        -16.78%(7)   to     -10.61%(7)

Nations Small Company Portfolio (Class 2)
-----------------------------------------
2004    375,891   10.32    to        10.42       3,909,951    1.52% to 1.77%        0.00%          8.22%      to       8.49%
2003    357,716    9.53    to         9.61       3,430,944    1.52% to 1.77%        0.00%         32.60%(14)  to      32.93%(11)(17)
2002    299,049    7.19    to         7.23       1,653,094    1.52% to 1.77%        0.11%        -27.70%      to     -27.48%
2001     49,636    9.94    to         9.96         494,250    1.52% to 1.77%        0.00%         -0.57%(7)   to      -0.36%(7)

Nations Value Portfolio (Class 2)
---------------------------------
2004    586,677   10.41    to        10.51       6,158,558    1.52% to 1.77%        1.38%         11.19%      to      11.47%
2003    391,898    9.36    to         9.43       3,691,238    1.52% to 1.77%        1.52%         27.89%(14)  to      28.22%(11)(17)
2002    206,372    7.32    to         7.35       1,514,847    1.52% to 1.77%        0.94%        -22.12%      to     -21.93%
2001    130,332    9.40    to         9.42       1,226,606    1.52% to 1.77%        2.20%         -6.03%(7)   to      -5.79%(7)

Asset Allocation Fund (Class 2 Shares)
--------------------------------------
2004  8,000,915   13.18    to        13.26     106,035,631    1.52% to 1.77%        2.23%          6.44%      to       6.71%
2003  5,084,597   12.38    to        12.42      63,156,767    1.52% to 1.77%        3.43%         19.62%      to      19.92%
2002  1,086,490   10.35    to        10.36      11,255,126    1.52% to 1.77%        3.98%          3.53%(10)  to       3.59%(10)
2001          -                          -               -                -            -                                  -

Global Growth Fund (Class 2 Shares)
-----------------------------------
2004 11,930,319   16.14    to        16.31     194,389,514    1.52% to 1.97%        0.42%         11.28%      to      11.78%
2003  4,205,634   14.50    to        14.59      61,333,079    1.52% to 1.97%        0.28%         32.66%      to      33.25%(17)
2002    487,883   10.93    to        10.95       5,341,576    1.52% to 1.97%        0.00%          9.33%(10)  to       9.49%(10)
2001          -       -                  -               -                -            -              -                   -

Growth Fund (Class 2 Shares)
----------------------------
2004 24,939,252   16.09    to        16.25     404,936,125    1.52% to 1.97%        0.21%         10.31%      to      10.81%
2003 11,805,761   14.58    to        14.67     173,093,030    1.52% to 1.97%        0.21%         34.15%              34.76%(17)
2002  1,185,593   10.87    to        10.88      12,902,924    1.52% to 1.97%        0.06%          8.72%(10)  to       8.84%(10)
2001          -                          -               -                -            -              -                   -

Growth-Income Fund (Class 2 Shares)
-----------------------------------
2004 30,282,053   15.27    to        15.43     466,901,784    1.52% to 1.97%        1.05%          8.23%      to       8.71%
2003 14,522,142   14.11    to        14.20     206,073,341    1.52% to 1.97%        1.64%         29.86%      to      30.44%(17)
2002  1,992,661   10.87    to        10.88      21,685,563    1.52% to 1.97%        1.80%          8.65%(10)  to       8.84%(10)
2001          -       -                  -               -                -            -                                  -

Asset Allocation Series (Class 3 Shares)
----------------------------------------
2004  2,082,420   38.62    to        38.89      80,971,645    1.30% to 1.40%        4.45%          7.01%      to       7.12%
2003  2,317,436   36.09    to        36.31      84,126,831    1.30% to 1.40%        3.58%         21.27%      to      21.39%
2002  2,583,470   29.76    to        29.91      77,262,301    1.30% to 1.40%        3.62%        -12.95%      to     -12.86%
2001  2,858,473   34.18    to        34.33      98,104,020    1.30% to 1.40%        3.94%          0.30%      to       0.40%

Cash Management Series (Class 3 Shares)
---------------------------------------
2004    956,023   20.62    to        20.77      19,856,923    1.30% to 1.40%        1.18%         -0.59%      to      -0.49%
2003  1,135,175   20.75    to        20.87      23,692,911    1.30% to 1.40%        1.21%         -1.09%      to      -0.99%
2002  2,004,754   20.97    to        21.08      42,259,574    1.30% to 1.40%        2.96%         -0.48%      to      -0.37%
2001  2,234,191   21.08    to        21.16      47,271,208    1.30% to 1.40%        6.27%          1.86%      to       1.96%

Growth Series (Class 3 Shares)
------------------------------
2004  3,520,459  144.75    to       145.79     513,110,307    1.30% to 1.40%        0.57%          9.41%      to       9.52%
2003  4,207,150  132.29    to       133.11     559,902,919    1.30% to 1.40%        0.14%         34.39%      to      34.52%
2002  4,669,319   98.44    to        98.95     461,949,416    1.30% to 1.40%        0.17%        -24.66%      to     -24.59%
2001  5,576,219  130.67    to       131.21     731,554,638    1.30% to 1.40%        0.69%        -17.46%      to     -17.37%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                          At December 31                                        For the Year Ended December 31
     -----------------------------------------------------   -----------------------------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                         Lowest to             Net Assets       Lowest         Income                Lowest to
Year   Units         Highest ($) (15)              ($)       to Highest (1)   Ratio (2)               Highest (3)
---------------  -------------------------     -----------   --------------   ----------    ----------------------------
Growth-Income Series (Class 3 Shares)
-------------------------------------
2004  4,788,401  110.95    to       111.75     534,964,148    1.30% to 1.40%        2.14%          8.31%      to    8.42%
2003  5,701,900  102.44    to       103.07     587,583,397    1.30% to 1.40%        1.68%         31.61%      to   31.74%
2002  6,379,611   77.84    to        78.24     499,046,074    1.30% to 1.40%        1.63%        -19.66%      to  -19.58%
2001  7,323,962   96.88    to        97.29     712,431,332    1.30% to 1.40%        2.51%          1.11%      to    1.22%

High-Yield Bond Series (Class 3 Shares)
---------------------------------------
2004    725,768   61.61    to        62.05      45,026,494    1.30% to 1.40%       13.26%          7.87%      to    7.98%
2003    913,033   57.12    to        57.47      52,459,226    1.30% to 1.40%        8.08%         22.07%      to   22.19%
2002  1,001,634   46.79    to        47.03      47,100,049    1.30% to 1.40%        9.72%         -1.88%      to   -1.78%
2001  1,133,584   47.68    to        47.88      54,272,351    1.30% to 1.40%       10.85%          7.96%      to    8.06%

International Series (Class 3 Shares)
-------------------------------------
2004  3,184,962   35.27    to        35.52     113,116,567    1.30% to 1.40%        2.40%         16.29%      to   16.41%
2003  3,732,955   30.33    to        30.52     113,895,501    1.30% to 1.40%        0.82%         29.37%      to   29.50%
2002  4,388,586   23.44    to        23.57     103,399,320    1.30% to 1.40%        1.35%        -14.15%      to  -14.07%
2001  5,330,055   27.31    to        27.42     146,144,690    1.30% to 1.40%        1.66%        -14.03%      to  -13.94%

U.S. Government/AAA-Rated Securities Series (Class 3 Shares)
------------------------------------------------------------
2004  1,391,833   30.72    to        30.94      43,050,579    1.30% to 1.40%       10.29%          1.85%      to    1.95%
2003  1,832,114   30.16    to        30.35      55,586,852    1.30% to 1.40%        4.97%          0.77%      to    0.87%
2002  2,459,385   29.93    to        30.08      73,975,247    1.30% to 1.40%        4.99%          7.22%      to    7.33%
2001  2,070,633   27.91    to        28.03      58,032,493    1.30% to 1.40%        6.04%          5.64%      to    5.75%

Growth and Income Portfolio (Class VC)
--------------------------------------
2004 13,083,519   11.50    to        11.71     153,058,883    1.52% to 1.97%        1.03%         10.47%      to   10.96%
2003  7,096,599   10.41    to        10.56      74,869,034    1.52% to 1.97%        0.99%         28.48%      to   29.05%
2002  2,431,856    8.10    to         8.18      19,890,469    1.52% to 1.97%        1.50%        -18.41%(8)   to    0.34%(9)
2001          -                          -               -                -            -                               -

Mid-Cap Value Portfolio (Class VC)
----------------------------------
2004  7,282,874   12.71    to        12.80      93,178,487    1.52% to 1.77%        0.39%         21.87%      to   22.18%
2003  3,755,083   10.43    to        10.47      39,325,869    1.52% to 1.77%        0.73%         22.58%      to   22.88%
2002  1,722,533    8.51    to         8.52      14,682,783    1.52% to 1.77%        0.85%        -14.91%(8)   to  -14.76%(8)
2001          -                          -               -                -            -                               -

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)   For the period from the following effective dates to December 31, 2001:

Alliance Growth Portfolio (Highest)                    05/15/01
Capital Appreciation Portfolio (Highest)               05/30/01
Davis Venture Value Portfolio (Highest)                05/16/01
Global Bond Portfolio (Lowest)                         01/22/01
Global Equities Portfolio (Lowest)                     01/08/01
Government and Quality Bond Portfolio (Lowest)         01/22/01

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)
      -----------------------

(7) For the period from the following effective dates to December 31, 2001 (Continued):

Growth-Income Portfolio (Highest)                            01/08/01
International Growth and Income Portfolio (Highest)          01/08/01
MFS Massachusetts Investors Trust Portfolio (Highest)        05/16/01
MFS Mid-Cap Growth Portfolio (Highest)                       05/31/01
MFS Total Return Portfolio (Lowest)                          05/14/01
Nations Asset Allocation Portfolio                           06/15/01
Nations Capital Growth Portfolio                             03/16/01
Nations High Yield Bond Portfolio (Lowest)                   01/22/01
Nations International Value Portfolio (Lowest)               01/22/01
Nations Marsico 21st Century Portfolio                       02/20/01
Nations Marsico International Opportunities Portfolio        06/15/01
Nations MidCap Growth Portfolio                              06/07/01
Nations Small Company Portfolio                              06/01/01
Nations Value Portfolio                                      01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                         AMERICAN HOME ASSURANCE COMPANY

                            NAIC Company Code: 19380

                              Financial Statements

                                (Statutory Basis)

                                December 31, 2004

                         Report of Independent Auditors

To the Board of Directors and Shareholders of American Home Assurance Company;

We have audited the accompanying statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2004, and the related statutory statement of income and changes in capital and surplus, and of cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Notes 1 and 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2004, or the results of its operations or its cash flow for the year then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2004, and the results of its operations and its cash flow for the year then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

As discussed in Note 2 to the accompanying financial statements, as a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and a number of transactions. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment. An agreement was reached with the Company's domiciliary state to include a single 2004 year presentation of its financial statements and to reflect the impact to its 2003 and prior year unassigned surplus as an adjustment to unassigned surplus at January 1, 2004.

PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
New York, NY
October 17, 2005

                         AMERICAN HOME ASSURANCE COMPANY
         Statement of Admitted Assets, Liabilities, Capital and Surplus
                                (Statutory Basis)
                               As of December 31,

                                                                                               2004
                                                                                        -----------------
                               Admitted Assets
                               ---------------

Bonds, principally at amortized cost (NAIC market value: 2004 - $8,209,550,613)         $   7,994,583,920
Stocks:
  Non-redeemable preferred stocks, at NAIC market value (cost: 2004 - $463,190,085)           457,593,670
  Common stocks, at NAIC market value (cost: 2004 - $1,374,733,826)                         2,923,431,228
Short-term investments, at amortized cost (approximates NAIC market value)                     70,457,937
Other invested assets, primarily at equity (cost: 2004 - $1,755,421,344)                    1,822,436,352
Cash                                                                                           18,536,724
Receivable for securities                                                                      99,398,952
Aggregate write-ins for invested assets                                                            55,962
                                                                                        -----------------
  Total cash and invested assets                                                           13,386,494,745
Agents' balances or uncollected premiums:
  Premiums in course of collection                                                            614,119,837
  Premiums and installments booked but deferred and not yet due                               693,540,979
  Accrued retrospective premiums                                                                7,717,284
Funds held by or deposited with reinsurers                                                    161,437,334
Amounts receivable under high deductible policies                                             367,173,605
Reinsurance recoverable on loss payments                                                      245,991,798
Current federal and foreign income tax recoverable from parent                                575,690,315
Net deferred tax assets                                                                       322,784,777
Electronic data processing equipment, less accumulated depreciation                            90,769,778
Interest and dividends due and accrued                                                        153,753,788
Receivable from parent, subsidiaries, and affiliates                                          430,317,791
Equities in underwriting pools and associations                                               498,433,360
Deposit accounting assets                                                                   1,638,716,479
Deposit accounting assets - funds held                                                        424,685,160
Other assets                                                                                  371,905,317
                                                                                        -----------------
  Total admitted assets                                                                 $  19,983,532,347
                                                                                        =================

                        See Notes to Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY
         Statement of Admitted Assets, Liabilities, Capital and Surplus
                                (Statutory Basis)
                               As of December 31,

                                                                                          2004
                                                                                   ------------------
                                 Liabilities
                                 -----------

Unpaid losses                                                                      $    8,252,100,497
Reinsurance payable on paid loss and loss adjustment expenses                             259,374,904
Unpaid loss adjustment expenses                                                         1,105,698,242
Commissions payable, contingent commissions and other similar charges                      16,225,705
Other expenses (excluding taxes, licenses and fees)                                         5,172,252
Taxes, licenses and fees (excluding federal and foreign income taxes)                     118,934,443
Ceded reinsurance premiums payable, net of ceding commissions                              74,707,897
Unearned premiums                                                                       4,136,808,013
Funds held under reinsurance treaties                                                     261,468,677
Amounts withheld or retained by company for account of others                              41,058,124
Provision for reinsurance                                                                 376,737,564
Payable to parent, subsidiaries, and affiliates                                           346,918,710
Dividends declared and unpaid                                                              16,724,656
Policyholder funds on deposit                                                              20,861,810
Loss clearing                                                                               8,664,540
Retroactive reinsurance reserve - assumed                                                  10,676,730
Retroactive reinsurance reserve - ceded                                                   (81,535,596)
Liability for pension and severance pay                                                     4,882,444
Deposit accounting liability - funds held                                               1,089,396,213
Deposit accounting liabilities                                                            465,475,220
Other liabilities                                                                         113,841,675
                                                                                   ------------------
  Total liabilities                                                                    16,644,192,720
                                                                                   ------------------

                          Capital and Surplus
                          -------------------

Special surplus funds from retroactive reinsurance                                         81,577,842
Common capital stock, $15.00 par value 1,758,158 shares
  authorized, 1,695,054 shares issued and outstanding                                      25,425,810
Capital in excess of par value                                                            702,745,971
Unassigned surplus                                                                      2,529,590,004
                                                                                   ------------------
  Total capital and surplus                                                             3,339,339,627
                                                                                   ------------------
  Total liabilities, capital and surplus                                           $   19,983,532,347
                                                                                   ==================

                        See Notes to Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY
             Statement of Operations and Capital and Surplus Account
                                (Statutory Basis)
                         For the Year Ended December 31,

                                                                                           2004
                                                                                     -----------------
Underwriting income:
Premiums earned                                                                      $   6,522,744,479
                                                                                     -----------------
Deductions:
  Losses incurred                                                                        4,766,132,507
  Loss adjustment expenses incurred                                                        730,780,156
  Other underwriting expenses incurred                                                   1,424,929,073
                                                                                     -----------------
Total underwriting deductions                                                            6,921,841,736
                                                                                     -----------------
Net underwriting loss                                                                     (399,097,257)
                                                                                     -----------------
Investment income:
  Net investment income earned                                                             419,417,808
  Net realized capital gains                                                                38,868,927
                                                                                     -----------------
Net investment gain                                                                        458,286,735
                                                                                     -----------------
Net loss from agents' or premium balances charged off                                      (42,782,977)
Other gain                                                                                  37,854,653
                                                                                     -----------------
Income before dividends to policyholders and federal and foreign income taxes               54,261,154
Dividends to policyholders                                                                    (532,291)
                                                                                     -----------------
Income after dividends to policyholders but before federal and foreign income taxes         53,728,863
Federal and foreign income tax provision                                                    99,915,418
                                                                                     -----------------
Net loss                                                                             $     (46,186,555)
                                                                                     =================
                  Capital and Surplus Account

Total capital and surplus, as of  December 31, previous year                         $   3,621,899,313
  Adjustment to beginning surplus                                                         (588,401,404)
                                                                                     -----------------
Total capital and surplus, as of January 1, 2004                                         3,033,497,909
Gains and (losses) in surplus:
  Net (loss) income                                                                        (46,186,555)
  Change in net unrealized capital gains                                                   360,939,835
  Change in net deferred income taxes                                                      363,072,435
  Change in non-admitted assets                                                           (345,908,075)
  Change in provision for reinsurance                                                       (7,794,510)
  Cash dividends to stockholder                                                            (63,464,000)
  Paid in surplus                                                                          157,947,881
  Other surplus adjustments                                                               (149,131,610)
  Unrealized foreign exchange adjustment                                                    36,366,317
                                                                                     -----------------
Change in surplus as regards policyholders for the year                                    305,841,718
                                                                                     -----------------
Total capital and surplus, December 31, current year                                 $   3,339,339,627
                                                                                     =================

                        See Notes to Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY
                             Statement of Cash Flow
                                (Statutory Basis)
                         For the Year Ended December 31,

                                                                               2004
                                                                         ------------------
Premiums collected net of reinsurance                                    $    7,036,063,766
Net investment income                                                           436,056,847
Miscellaneous income                                                             (4,928,324)
                                                                         ------------------
Total                                                                         7,467,192,289
Benefit and loss related payments                                                13,776,767
Commissions, expenses paid and aggregate write-ins for deductions             1,930,945,277
Dividends paid to policyholders                                                     600,677
Federal and foreign income taxes paid                                           618,202,167
                                                                         ------------------
Total                                                                         2,563,524,888
                                                                         ------------------
Net cash from operations                                                      4,903,667,401
                                                                         ------------------
Proceeds from investments sold, matured or repaid:
  Bonds                                                                       3,286,111,245
  Stocks                                                                      2,427,403,810
  Other invested assets                                                       3,872,120,851
  Net losses on cash short-term investments                                          (2,974)
  Miscellaneous proceeds                                                         77,009,289
                                                                         ------------------
Total investment proceeds                                                     9,662,642,221
                                                                         ------------------
Cost of investments acquired (long-term only):
  Bonds                                                                       5,267,294,849
  Stocks                                                                      2,513,099,560
  Other invested assets                                                       4,354,699,859
  Miscellaneous applications                                                    107,456,829
                                                                         ------------------
Total investments acquired                                                   12,242,551,097
                                                                         ------------------
Net cash used for investments                                                (2,579,908,876)
                                                                         ------------------
Cash provided (applied):
  Capital and paid in surplus, less treasury stock                              157,947,881
    Net deposits on deposit type contracts                                     (641,967,545)
  Dividends to stockholders                                                     (63,464,000)
  Other cash applied                                                         (1,798,699,473)
                                                                         ------------------
Net cash used in financing and miscellaneous sources                         (2,346,183,137)
                                                                         ------------------
Net change in cash and short-term investments                                   (22,424,612)

                           RECONCILIATION

Cash and short-term investments:

  Beginning of year                                                             111,419,273
                                                                         ------------------
  End of year                                                            $       88,994,661
                                                                         ==================

                        See Notes to Financial Statements

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

1.   Summary of Significant Statutory Basis Accounting Policies

     (A) Organization

     American Home Assurance Company (the "Company" or "AHAC") is a direct wholly owned subsidiary of American International Group, Inc. (the "Parent" or "AIG"). The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. The Company accepts business primarily from insurance brokers, enabling selection of specialized markets and retention of underwriting control. The Company has significant transactions with the Parent and affiliates (see
     Note 4).

     (B) Accounting Practices

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and, for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of 1) Discounted workers compensation reserves on a non-tabular basis. In NAIC SAP, discounting of reserves is not permitted on a non- tabular basis. 2)Under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted. 3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance. In NAIC SAP, New York regulation 20 credits are not permitted. 4) Goodwill admissibility rules differ from that of NAIC SAP.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the State of New York is shown below:

                                                              2004
                                                        ---------------
     Net Income (Loss), New York
      Insurance Department basis                        $   (46,186,555)

     State Practices - (Deduction) Income:
       Non-Tabular Discounting                              (44,159,900)
                                                        ---------------
     Net Income (Loss), NAIC SAP                        $   (90,346,455)
                                                        ---------------

     Statutory Surplus, New York Insurance
      Department basis                                  $ 3,339,339,627

     State Practices - Credit (Charge):
        Non-Tabular Discounting                            (181,173,624)
        Reinsurance Credits                                (191,577,609)
        Electronic data processing equipment and
         software                                           (90,731,378)
                                                        ---------------
     Statutory Surplus, NAIC SAP                        $ 2,875,857,016
                                                        ---------------

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. Under GAAP: (1) costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements; (2) statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus; (3) the equity in earnings of affiliates with ownership between 20% and 50% is included in net income, and investments in subsidiaries with greater than 50% ownership are consolidated; (4) estimated undeclared dividends to policyholders are accrued; (5) the reserve for losses and loss expenses and reserve for unearned premiums are presented gross of ceded reinsurance by establishing a reinsurance asset; (6) debt and equity securities deemed to be available for sale and trading securities are reported at fair value, and the difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity, for trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost; (7) corrections of accounting errors are reported as an adjustment to the prior period financial statement; (8) contracts are recorded as retroactive and retain insurance accounting treatment if they pass the risk transfer test. If risk

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method and (9) deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement. Under NAIC SAP:
     (1) costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed; (2) statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus; (3) the equity in earnings of affiliates are included in unrealized appreciation/(depreciation) of investments and subsidiaries (which are not consolidated) are reported directly in surplus with dividends reported as income; (4) declared dividends to policyholders are accrued; (5) the reserve for losses and loss expenses and reserve for unearned premiums are presented net of ceded reinsurance; (6) NAIC investment grade debt securities are reported at amortized cost, while non-NAIC investment grade debt securities (NAIC rated 3-6) are reported at lower of cost or market;
     (7) premium contracts, regardless of risk transfer, are reported as insurance as long as policies are issued in accordance with insurance requirements; (8) regardless of risk transfer, an insurance contract deemed to be retroactive receives special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated on the ceding entity to the extent of gains recognized; and (9) deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant statutory accounting practices are as follows:

          A. The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

          B. Investments are carried at values designated by the NAIC. Bonds are carried at amortized cost using the scientific method, except non NAIC investment grade bonds, which are carried at NAIC-designated values. Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. The NAIC market value of Mortgage-backed securities approximated $178,991,000 at December 31, 2004. Unaffiliated common and preferred stocks are carried principally at market value; certain preferred stocks subject to a 100% mandatory sinking fund are carried at amortized cost. Investments in affiliates (including subsidiaries) are included in common stocks based on the net worth of the entity, determined in accordance with NAIC SAP. The Company considers all highly liquid debt securities with maturities of twelve months or less to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value. Other invested assets consist primarily of shares of an intermediate bond mutual fund and investments in partnerships. The intermediate bond mutual fund is carried principally at NAIC market value and the unrealized gain or loss reported as unassigned surplus. The joint ventures and partnerships are carried principally based on equity method. Dividends are recorded in "Net investment income earned". Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification. Unrealized gains and losses on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships and foreign currency translation are credited or charged to unassigned surplus.

          C. Premiums written are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

          D. Certain assets, principally furniture, equipment, and leasehold improvements and certain overdue agents' balances, are designated "non-admitted assets" and are directly charged to unassigned surplus. EDP is depreciated over five years on the straight line method. Leasehold improvements are amortized over the shorter of the remaining terms of the leases or estimated useful lives. The Company had depreciation expense of $17,059,883 for the year ended 2004.

          E. The liabilities for unpaid losses and loss adjustment expenses, including incurred but not reported losses, are determined on the basis of claims adjustors' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and loss adjustment expenses are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. The Company discounts its loss and loss adjustment expense reserves on workers compensation claims. The tabular and non-tabular discounted case reserves amounted to $143,687,856 and $181,173,624, respectively, at December 31, 2004. Tabular case reserves have been discounted using the 1979-81 Decennial Mortality Table at 3.5%. Non-tabular case reserves have been discounted using the discount factors promulgated by the New York Insurance Department. At December 31, 2004, liabilities include $2,211,905,306 of such discounted reserves.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

          F. Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 62 Property and Casualty Reinsurance, ceded expenses, net of acquisition costs, are earned over the policy period.

          G. Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in "Other underwriting expenses incurred."

          H.   Dividends to policyholders are charged to income as declared.

          I. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances in foreign currencies are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

          J. Options are carried at market value. Put options owned are included in "Other invested assets" on the statement of admitted assets, liabilities and surplus. Call options written are included in "Other liabilities". Any change in unrealized gains or losses on options owned or written are credited or charged to unassigned surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification are included in income. Derivatives are not used for hedge accounting treatment.

          K. Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The Common capital stock represents the value received by the Company of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company of shares issued in excess of the par value per share.

          L. Premium contracts, regardless of risk transfer, are reported as insurance as long as policies are issued in accordance with NAIC Statutory Statement of Accounting Practice.

          M. In accordance with SSAP No. 62 Property and Casualty Reinsurance, the Company records a liability for commissions recorded in excess of acquisition costs. The liability is earned as income over the life of the contract.

          N. In accordance with SSAP No. 62 Property and Casualty Reinsurance, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses.

          O. In accordance with SSAP No. 56 Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. As of December 31, 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $7,717,284.

2.   Accounting Adjustments

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment. An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology described under Statements of Statutory Accounting Principles (SSAP) 3, "Accounting Changes and Correction of Errors". The agreement included a single 2004 year presentation of its audited statutory financial statements. In applying this methodology, the Company has reflected the impact to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The major components affecting the beginning surplus at January 1, 2004 are as follows:

     (In thousands)                                         Amount
     ----------------------------------------------------------------
     Total capital and surplus, as of December 31,
      previous year                                      $  3,621,899

     Adjustments to beginning surplus:
       1. Union Excess                                       (370,620)
       2. Richmond                                            (44,206)
       3. Coventry                                            (15,932)
       4. Muni-Covered Call                                    (3,381)
       5. Loss Reserves                                       (74,580)
       6. DBG Analysis                                        (53,316)
       7. Other Adjustments                                    (9,478)
          Risk Transfer (Other than Union Excess and
           Richmond)                                          (16,588)
                                                         ------------
            Total adjustments to beginning surplus           (588,401)
                                                         ------------
     Total capital and surplus, as of January 1, 2004    $  3,033,498
                                                         ============

     The above reconciliation of opening capital and surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income tax assets arising from these adjustments for admissibility in accordance with Statutory Accounting Principles.

     Explanation of Accounting Adjustments

     1. Union Excess- reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, did not result in sufficient risk transfer because of AIG's control over certain transactions undertaken directly or indirectly with Union Excess, including the timing and nature of certain commutations. These transactions have been adjusted to deposit accounting in accordance with SSAP 62 "Property and Casualty Reinsurance" and SSAP 75 "Reinsurance Deposit Accounting-An Amendment to SSAP 62, Property and Casualty Reinsurance."

     2. Richmond- reinsurance ceded to subsidiaries of Richmond Insurance Company, Ltd.(Richmond), a Bermuda-based reinsurance holding company, did not result in sufficient risk transfer because of AIG's ability to exert control over that entity. Such determination was based, in part, on arrangements and documents, including "put agreements", requiring an AIG subsidiary to purchase Richmond's outstanding shares. These transactions have been adjusted to deposit accounting in accordance with SSAP 62 "Property and Casualty Reinsurance" and SSAP 75 "Reinsurance Deposit Accounting-An Amendment to SSAP 62, Property and Casualty Reinsurance".

     3. Coventry- life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company recorded its proportionate share of the net death benefits from the purchased contracts, net of reinsurance to a third party reinsurer, as premium. Costs incurred to acquire the contracts and keep them in force were recorded as paid losses, net of reinsurance. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance is a misapplication of statutory accounting. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP 21 "Other Admitted Assets". The admitted value of the loans is an amount not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans. The Company has committed to use its best efforts to effect a transfer of all life settlement loans on its books to another company prior to December 31, 2005.

     4. Muni-Covered Calls- The Company entered into a series of transactions with third parties whereby the company sold in-the-money calls, principally on municipal bonds in its investment portfolio, that had unrealized gains associated with them. Upon exercise of a call, the related bonds were delivered to the purchaser of the call and subsequently reacquired by the Company pursuant to contingent forward agreements which permitted the Company to repurchase the bonds at prevailing market value. The company did not cede control over the

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

          bonds and therefore the transactions should not have been accounted for as sales and subsequent purchases. The adjustments reduced previously reported net investment income and correspondingly decreased amortized cost of the investment.

     5. Loss Reserves- Estimation of ultimate net losses and loss expenses is a complex process requiring the use of assumptions which may be highly uncertain at the time of estimation. The Company has determined that Incurred But Not Reported Reserves (IBNR) were adjusted on a regular basis without appropriate support for the adjustment. The Company does not believe that any changes made materially affected the balance of the Company's loss reserves because, in each instance, IBNR as adjusted was within appropriate tolerance of the applicable actuarial point estimate. The Company has determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     6. Domestic Brokerage Group "DBG" Analysis- The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     7. Other Adjustments- The Company has summarized other miscellaneous adjustments, which individually did not have a significant impact on the adjustment of its statutory financial statements.

     In addition to the above, the following accounting treatment has also been agreed with the Company's domiciliary state:

     Risk Transfer (Other than Union Excess and Richmond)- All assumed and ceded reinsurance transactions without sufficient risk transfer have been adjusted to deposit accounting in accordance with SSAP 62 "Property and Casualty Reinsurance" and SSAP 75 "Reinsurance Deposit Accounting-An Amendment to SSAP 62, Property and Casualty Reinsurance". Direct insurance transactions identified as part of the internal review for which there was insufficient risk transfer, other than those where a policy was issued (i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (iii) in compliance with filed forms, rates and/or rating plans, adjusted to deposit accounting.

     Nine Month Rule- The Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100,000 for compliance with the nine month rule as described in SSAP 62. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     Foreign Property Casualty Business: The Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). Refer to Note 4 for a description of AIUOA pooling arrangement and related financial statement presentation.

3.   Federal Income Taxes

     The Company files a consolidated U.S. federal income tax return with the Parent pursuant to a consolidated tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses of the Company utilized in filing the consolidated return as well as any alternative minimum tax credits generated by the company. The federal income tax recoverable and payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from the Parent. The U.S. federal income tax rate applicable to ordinary income is 35% at December 31, 2004 and 2003.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The components of the net deferred tax asset are as follows:

     Gross deferred tax assets                           $ 946,890,209
     Gross deferred tax liabilities                        128,671,189
     Non-admitted deferred tax assets in accordance
      with SSAP No.10, income taxes                        495,434,243
                                                         -------------
     Net deferred tax assets admitted                      322,784,777
                                                         -------------
     Change in deferred tax assets non-admitted          $ 225,561,704
                                                         -------------

     The components of the current income tax incurred are as follows:

     Tax benefit on net underwriting and net
      investment income                                  $  61,549,403
     Federal income tax adjustment - prior year             24,761,891
     Tax on net realized gains                              13,604,124
                                                         -------------
     Current income taxes incurred                       $  99,915,418
                                                         -------------

     Prior years' federal income tax adjustment of $24,761,891 is accounted for by increasing federal and foreign income tax expense in the 2004 statement of income.

     The main components of the deferred tax amounts as of December 31, 2004 are as follows:

     Deferred Tax Assets
     -------------------

     Loss reserve discount                              $  402,853,219
     Non-admitted assets                                   186,531,611
     Unearned premium reserve                              289,576,562
     Unearned capital losses                                         -
     Partnership adjustments                                 6,493,685
     Pension adjustments                                     7,327,555
     Other temporary differences                            54,107,577
                                                        --------------
     Gross deferred tax assets                             946,890,209
     Non-admitted deferred tax assets                     (495,434,243)
                                                        --------------
     Admitted deferred tax assets                       $  451,455,966
                                                        --------------
     Deferred Tax Liabilities
     ------------------------

     Unrealized capital gains                           $ (128,671,189)
     Other temporary differencs                                      -
                                                        --------------
     Gross deferred tax liabilities                       (128,671,189)
                                                        --------------
     Net admitted deferred tax assets                   $  322,784,777
                                                        --------------

     Gross deferred tax assets                          $  946,890,209
     Gross deferred tax liabilities                       (128,671,189)
                                                        --------------
     Net deferred tax (liabilities) / assets            $  818,219,020
                                                        --------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Actual tax expense on income from operations differs from the tax expense calculated at the statutory rate. Among the more significant book to tax adjustments in 2004 were the following:

                                                              Amount         Tax Effect
                                                          --------------   --------------
     Income before taxes                                  $   53,728,863   $   18,805,102
     Tax exempt income and dividends received deduction     (218,682,668)     (76,538,934)
     Federal income tax adjustment - prior year               70,748,260       24,761,891
     Non-admitted assets                                    (532,947,460)    (186,531,611)
     Intercompany dividends                                  (13,070,040)      (4,574,514)
     Writeoffs                                                34,982,763       12,243,967
     Income item tax effected                                 37,000,000       12,950,000
     Sub Part F Income                                        10,016,668        3,505,834
     Japan tax credits                                                 -      (49,495,894)
     Japan % tax differential                                          -      (17,774,844)
     Other                                                    (1,451,470)        (508,015)
                                                          --------------   --------------
     Total                                                $ (559,675,084)  $ (263,157,017)
                                                          --------------   --------------
     Federal income tax incurred                                           $   99,915,418
     Change in deferred tax                                                  (363,072,435)
                                                                           --------------
     Taxable income                                                        $ (263,157,017)
                                                                           ==============

     The amount of federal income tax incurred and available for recoupment in the event of future net loss:

     Current year                          $   75,153,527
     First preceding year                  $  171,304,595
     Second preceding year                 $            -

4.   Related Party Transactions

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an intercompany reinsurance agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the foreign branches) to NUF, the lead company. In turn, each pool participant receives their percentage share of the pooled business. Variances may exist between pool participants due to normal timing differences. The Company's share of the pool is 36%. Accordingly, premiums earned, losses and loss expenses incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     Following is a list of all pool participants and their respective participation percentages.

                                                                       NAIC            Pool
     Company                                                          Company      Participation
                                                                       Code          Percentage
                                                                      -------      -------------
     1)  AIU Insurance Company                                         19399            1%
     2)  American International Pacific Insurance Company              23795            0%
     3)  American International South Insurance Company                40258            0%
     4)  American Home Assurance Company                               19380            36%
     5)  Birmingham Fire Insurance Company of Pennsylvania             19402            5%
     6)  Commerce and Industry Insurance Company                       19410            10%
     7)  Granite State Insurance Company                               23809            0%
     8)  Illinois National Insurance Co.                               23817            0%
     9)  The Insurance Company of the State of Pennsylvania            19429            5%
     10) National Union Fire Ins. Co. of Pittsburgh, Pa *              19445            38%
     11) New Hampshire Insurance Company                               23841            5%

*    Lead Company

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     AIG formed American International Underwriters Overseas Association (the Association or AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. Members in the Association and their respective participation are; American International Underwriters Overseas Limited (67%), New Hampshire Insurance Company ("NHIC") (12%), National Union Fire Insurance Company of Pittsburgh, Pa. ("NUF") (11%) and American Home Assurance Company ("AHAC")(10%). In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future insurance business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, NUF and AHAC. At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. As mentioned in note 2, the Company continues to follow the current practices relating to foreign branches and participation in the business of AIUOA by recording: (i) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (ii) its corresponding balance sheet position, excluding loss reserves, as a net equity interest in "Equities in underwriting pools and associations"; and (iii) loss reserves recorded on a gross basis. As of December 31, 2004, the Company's interest in AIUOA amounted to $502,165,000, gross of $590,582,183 in loss reserves.

     Additionally the Company holds 4.49% of the issued share capital of AIG Europe S.A. for the beneficial interest of the Association.

     The following tables summarizes the transactions by the Company with any affiliate that met the reporting threshold (more than half of 1% of admitted assets of the Company) in 2004 (excluding reinsurance and cost allocation transactions).

     2004                                                           Assets Received by Insurer      Assets Transferred by Insurer
     ----                                                        -------------------------------    -----------------------------
       Date of       Explanation of    Name of        Name of       Statement                          Statement
     Transaction       Transaction     Insurer       Affiliate        Value          Description         Value        Description
     03/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash
     06/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash
     09/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash
     12/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash

     The Company did not change its methods of establishing terms regarding any affiliate transactions during the year ended December 31, 2004.

     The Company has ownership interests in certain affiliated real estate holding companies. In the ordinary course of business, the Company utilizes the services of certain affiliated companies for data center systems and investment and claims management. These companies are AIG Data Center, Inc., AIG Global Investment Corporation, AI Recovery, Inc and AIG Domestic Claims, Inc., respectively. In 2004 the Company paid these affiliated companies fees of $24,421,174, $3,668,187, $3,101,504 and $114,334,588,
     respectively. Included in short-term investments and other invested assets are AIG managed money market fund and the domestic fund of $41,452,303 and $410,865 as of December 31, 2004.

     At December 31, 2004 the Company had the following balances receivable from its affiliates (excluding reinsurance transactions):

     Company                                                     2004
     -------                                               --------------
     AIG                                                   $  575,690,315
                                                           --------------
     Current federal and foreign income tax receivable     $  575,690,315
                                                           --------------

     During 2004, the Company sold $215,563,671 of premium receivables without recourse to AI Credit Corp. and recorded a loss of $2,834,347.

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the polices of insurance issued by the guaranteed companies. In exchange for annual guarantee fee, the guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by the rating agencies. In the event of termination of a guarantee,

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     obligations in effect or contracted for on the date of termination would remain covered until extinguished. The Company is a party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The following is a list of guarantees in effect as of December 31, 2004.

     (in thousands)                                       Guarantee     Policyholder        Invested     Estimated      Policyholder
     Guaranteed Company                                     Issued      Obligations          Assets         Loss          Surplus
     ------------------                                   ----------   --------------   --------------   ----------   --------------
     AIG Hawaii Ins. Co., Inc.                            11/05/1997   $       98,718   $      153,383   $        -   $       60,052
     AIG Czech Republic posjistovna, a.s.                 08/01/2003           15,666           16,520            -           15,239
     AIG Europe S.A.                                      09/15/1998          676,756          851,031            -          870,020
     AIG Europe (Netherlands)                             09/20/2004          348,562           88,446            -          122,581
     AIG Mexico Seguros Interamericana, S.A. de C.V.      12/15/1997           75,696            8,519            -           75,259
     Landmark Insurance Company, Limited                  03/02/1998          375,323          224,850            -           51,687
     American General Life and Accident Ins. Co.          03/03/2003        7,446,053        8,572,671            -          602,213
     American General Life                                03/03/2003       18,781,087       21,488,480            -        2,176,470
     The United States Life Ins. Co. of the City of N Y   03/03/2003        2,866,352        3,348,197            -          422,660
     The Variable Annuity Life Insurance Company          03/03/2003       29,119,869       32,873,519            -        3,005,475
     AIG Edison Life Insurance Company                    08/29/2003        9,199,762       20,305,850            -          658,146
     American International Insurance Company             11/05/1997          285,253          684,164            -          284,328
     American International Insurance Company of Calif    12/15/1997           94,590           46,635            -           17,619
     American International Insurance Company of NJ       12/15/1997          165,466           41,935            -           24,978
     Minnesota Insurance Company                          12/15/1997           40,039           49,205            -           16,519
     AIG SunAmerica Life Assurance Company*               01/04/1999        5,137,351        6,590,567            -          836,490
     First SunAmerica Life Insurance Company *            01/04/1999        3,011,941        3,242,573            -          258,706
     SunAmerica Life Insurance Company *                  01/04/1999       45,124,182       67,186,999            -        5,008,984
     Lloyds Syndicate 1414                                12/15/2004          571,000          689,000            -          143,000
                                                                       --------------   --------------   ----------   --------------
       Total                                                           $  123,433,666   $  166,462,544   $        -   $   14,650,421
                                                                       --------------   --------------   ----------   --------------


*    The guaranteed Company is also backed by a support agreement issued by AIG.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Changes in the Company's equity in the following affiliates are included in "Change in net unrealized capital gains."

     (in thousands)                                                                                    2004
                                                                                                      Equity
     Company                                            Ownership     Cost 2004      Equity 2004      Change
     -----------------------------------------------------------------------------------------------------------
     Common stock:
     -------------
     AIG Hawaii Insurance Company, Inc.                   100.00%    $     10,000    $     62,419   $      6,162
     AIG Non Life Holding Company (Japan), Inc.           100.00%         124,477         268,674         91,085
     American International Realty Corp.                   31.47%          29,581          27,280         (5,614)
     Eastgreen, Inc.                                       13.97%          12,804          13,580            537
     Pine Street Real Estate Holdings Corp.                31.47%           5,445          21,342            915
     Pine Street I Holdings LLC                             5.70%               -               -        (14,779)
     AIG Mexico Industrial, I.L.L.C.                       49.00%          36,720          36,720           (171)
     Americana International Life Insurance Company        22.48%          70,387         136,406         12,940
     American International Insurance Company              25.00%          25,000          75,714         37,473
     AIG Claim Services, Inc.                              50.00%          48,962          56,529         24,402
     AIG Technical Services, Inc.                          50.00%               -               -        (23,409)
     Transatlantic Holdings, Inc.                          34.00%          34,055       1,043,765        (47,437)
     21st Century Insurance Group                          16.69%         240,667         148,402         (1,637)
                                                                     ------------    ------------   ------------
     Total                                                           $    638,098    $  1,890,831   $     80,467
                                                                     ------------    ------------   ------------

     The remaining equity interest in these equities, except for 21st Century Insurance Group and Transatlantic Holdings, Inc is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time the Company may own investments in partnerships across various other AIG affiliated entities with a combined ownership percentage greater than 10%.

5.   Pension Plans and Deferred Compensation

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations.

     The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The AIG projected benefit obligation was $2,750 million at December 31, 2004. Plan assets were $2,247 million at the same date. The assumptions with respect to the discount rates and the average rate of increases in future compensation levels used in determining the actuarial present value of the projected benefit obligation for this plan at December 31, 2004 was
     5.75 percent for the discount rate and 4.25 percent for the average rate of increase in future compensation levels at December 31, 2004.

     The expected long term rate of return on plan assets was 8.25 percent at December 31, 2004. The Company's share of net expense for the qualified pension plan was $9.8 million at December 31, 2004.

     AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     Deferred Compensation Plan

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2004 Annual Report on Form 10-K. The Parent company is currently bearing the cost of these stock options and certain other deferred compensation programs.

     Postretirement Benefit Plans

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 and or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2 million. The maximum life insurance benefit prior to age 70 is $32,500, with a maximum $25,000 thereafter.

     Effective January 1, 1993 both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5,000 for retirement at ages 55 through 59 and $10,000 for retirement at ages 60 through 64 and $15,000 from retirement at ages 65 and over.

     Assumptions associated with the accrued post retirement benefit liability at December 31, 2004 are as follows:

                                                     2004
                                                     -----
     Discount rate                                    5.75%
     Average salary rate increase                     4.25%
     Medical trend rate year 1 *                     10.00%
     Medical trend rate year 6 and over *             5.00%

* The medical trend rate grades downward from years 1 through 6. The trend rate remains level thereafter.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2004 was $243 million. These obligations are not funded currently.

     The medical trend rate assumptions have a significant effect on the amounts reported. Increasing each trend rate by 1 percent in each year would increase the accumulated postretirement benefit obligation as of December 31, 2004 by approximately $3.3 million and the aggregate service and interest cost components of the periodic postretirement benefit costs for 2004 by approximately $0.2 million.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Decreasing each trend rate by 1 percent in each year would decrease the accumulated postretirement benefit obligation as of December 31, 2004 by approximately $3.0 million and the aggregate service and interest cost components of the periodic postretirement benefit costs for 2004 by approximately $0.2 million.

     The Company's share of other postretirement benefit plans was $127.3 thousand for 2004. Postretirement calculations are based principally on the formula described in AIG Retirement Plan document.

     Post-employment Benefits and Compensated Absences

     AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

6.   Investments

     The actual fair market value priced by Interactive Data Corp., a third party rating source, for the below listed securities as of December 31, 2004 was $8,233,574,000. The amortized cost and NAIC market values of investments in debt securities at December 31, 2004 was as follows:

     (in thousands)
     --------------
                                                                                       Gross        Gross          NAIC
                                                                      Amortized     Unrealized   Unrealized       Market
                                                                        Cost           Gains       Losses         Value
                                                                    -------------   ----------   ----------   -------------
     2004
     Debt securities:
     U.S. governments:                                              $     409,872   $    2,471   $    3,542   $     408,801
     All other governments:                                               696,857        4,848          377         701,328
     States, territories and possessions:                               1,495,488       31,687        2,075       1,525,100
     Political subdivisions of states, territories and
      possessions:                                                      1,218,335       33,096        1,324       1,250,107
     Special revenue & special assessment obligation and
      all non-guaranteed obligations of agencies and authorities
      of government and their political subdivisions:                   3,642,185      137,274        3,314       3,776,145
     Public utilities:                                                     33,300          776           46          34,030
     Industrial & miscellaneous:                                          498,547       15,663          170         514,040
                                                                    -------------   ----------   ----------   -------------
     Total debt securities:                                         $   7,994,584   $  225,815   $   10,848   $   8,209,551
                                                                    -------------   ----------   ----------   -------------

     The amortized cost and NAIC market values of debt securities at December 31, 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     (in thousands)
     --------------
                                                 Amortized          NAIC
                                                   Cost         Market Value
                                                -----------    -------------
     Due in one year or less                    $   645,776    $     699,528
     Due after one year through five years          548,675          554,970
     Due after five years through ten years       1,695,997        1,715,243
     Due after ten years                          4,931,680        5,060,819
     Mortgage-backed securities                     172,456          178,991
                                                -----------    -------------
     Total                                     $  7,994,584    $   8,209,551
                                               ============    =============

     Proceeds from sales of investments in debt securities during 2004 was $2,197,876,104. Gross gains of $15,434,053 and gross losses of $20,959,625 were realized on those sales in 2004.

     Securities carried at amortized cost of $1,882,606,415 were deposited with regulatory authorities as required by law at December 31, 2004.

     Proceeds from sales of equity investments amounted to $2,307,027,792 in 2004. Gross gains of $121,647,744, and gross losses of $84,827,137, were realized on those sales in 2004. Net unrealized appreciation of equity investments, including affiliates, at December 31, 2004 included gross unrealized gains of $1,692,148,901 and gross unrealized losses of $116,834,853.

     In 2004, the Company reported the following write downs on its investment in joint ventures and partnerships due to an other than temporary decline in fair value.

     Advanced Technology Ventures VI         $    3,444,136
     Sprout Capital IX                            3,403,470
     Advance Technology Ventures VII              2,452,176
     Items Less Than $1 Million                     633,657
                                             --------------
     Total                                   $    9,933,439
                                             --------------

     As of December 31, 2004 securities with a market value of $122,878,063 were on loan. The Company receives as collateral 102% of the market value of domestic transactions and 105% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral. Therefore, no additional disclosures are required to be reported for these transactions.

     Included in "Net investment income earned" are investment expenses of $110,329,451 for 2004.

     Aging of the pre-tax unrealized losses with respect to debt securities including the number of respective items is as follows:

     (in thousands)
     --------------
                                                                           Gross
                                                           Amortized     Unrealized   Number of
     2004                                                     Cost         Loss       Securities
     ----                                                -------------   ----------   ----------
     Less than six months                                $     196,932   $      434           49
     More than six months but less than nine months            869,782        4,882           85
     More than nine months but less than twelve months         147,699        1,193           11
     Twelve months or greater                                  426,685        4,339           36
                                                         -------------   ----------   ----------
     Total                                               $   1,641,098   $   10,848          181
                                                         -------------   ----------   ----------

     The Company plans to hold its securities until the gross unrealized losses are recovered.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

7.   Reinsurance

     In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

     As of December 31, 2004 the Company has reinsurance recoverables in dispute of $76,202,000.

     Reserves for unearned premiums and paid and unpaid losses and loss adjustment expenses, including those incurred but not reported to the Company, have been reduced for reinsurance ceded as follows:

     (in thousands)
     --------------
                                Unearned Premium         Paid Losses and            Unpaid Losses and
                                    Reserves         Loss Adjustment Expenses   Loss Adjustment Expenses
                               ------------------    ------------------------   ------------------------
     2004
     Affiliates                $        3,314,793    $                 (4,950)  $             12,392,072
     Non-Affiliates                       467,677                     250,942                  2,844,971
                               ------------------    ------------------------   ------------------------
     Total                     $        3,782,470    $                245,992   $             15,237,043
                               ------------------    ------------------------   ------------------------

     Net premiums written and earned comprise the following:

     (in thousands)
     --------------
                                                    Written         Earned
                                                 ------------   ------------
     2004
     Direct business                             $  6,125,467   $  5,785,036
     Reinsurance assumed
       Affiliates                                  11,048,099     10,535,993
       Non-Affiliates                                  20,449         21,525
                                                 ------------   ------------
     Reinsurance ceded
       Affiliates                                   8,878,722      8,379,091
       Non-Affiliates                               1,325,462      1,440,719
                                                 ------------   ------------
     Net premiums                                $  6,989,831   $  6,522,744
                                                 ------------   ------------

     Reinsurance Accounted for as a Deposit

     The Company has entered into several reinsurance agreements, both treaty and facultative, which were determined to be of a deposit type nature. At the inception of the agreements, the Company recorded initial deposit assets of $2,100,303,082 and initial deposit liabilities of $(558,125,427). As of December 31, 2004, the Company had a remaining deposit asset of $1,772,153,819, after taking into account interest income of $106,939,323, loss recoveries of $443,864,894 and additional deposits of $8,776,308, and a remaining deposit liability of (465,475,220) after taking into account interest expense of $(36,813,398), loss payouts of $99,531,370 and amortization of margin of $45,282,487 and additional deposit liabilities of $(15,350,252). As of December 31, 2004 the non-admitted portion of deposit accounting assets was $133,437,339.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The following unsecured reinsurance recoverables exceeded 3% of the capital and surplus of the Company at December 31, 2004:

      (in thousands)

                    NAIC
     Federal ID    Company
       Number       Code                        Reinsurer                           Amount
     -----------------------------------------------------------------------------------------
     Affiliates                                                                 $   14,143,984
                                                                                --------------
     Non-Affiliates

     13-3029255     39322     GENERAL SECURITY NATIONAL                                 21,704
     75-1444207     30058     SCOR REINSURANCE COMPANY                                 111,886
     AA-3190433               COMMERCIAL RISK REINSURANCE CO. LTD.                          16
     AA-1320276               SCOR                                                         104
     AA-1560745               SCOR CANADA REINSURANCE COMPANY                              954
                              SCOR RE ASIA-PACIFIC PTE LTD.                                 53
     AA-1320276               SCOR SA                                                      644
     AA-1121300               SCOR UK COMPANY LTD.                                         401
                                                                                --------------
                              Total SCOR Reinsurance Group                      $      135,762
                                                                                --------------

     13-4924125     10227     AMERICAN RE-INSURANCE COMPANY                            119,853
     58-0828824     66346     MUNICH AMERICAN REASSURANCE                                   37
     AA-1120697               GREAT LAKES REINSURANCE (UK) PLC.                            449
     AA-1340165               MUNCHENER RUCKVERSICHERUNGS GESELLSCHAFT                  10,583
     AA-1560600               MUNICH RE OF CANADA                                        1,293
     AA-1931000               MUNICH REINS CO OF AUSTRALASIA LTD                         1,156
     AA-1120011               MUNICH REINS                                                   -
     AA-1460100               NEW REINSURANCE COMPANY                                        -
                                                                                --------------
                              Total Munich Re Group                             $      133,371
                                                                                --------------

     AA-1126002               LLOYDS 0002                                                1,016
     AA-1126033               LLOYDS 0033                                                    -
     AA-1126040               LLOYDS 0040                                                  211
     AA-1126047               LLOYDS 0047                                                  220
     AA-1126051               LLOYDS 0051                                                  267
     AA-1126052               LLOYDS 0052                                                  120
     AA-1126053               LLOYDS 0053                                                5,732
     AA-1126055               LLOYDS 0055                                                   53
     AA-1126062               LLOYDS 0062                                                   41
     AA-1126079               LLOYDS 0079                                                2,292
     AA-1126102               LLOYDS 0102                                                  163
     AA-1126112               LLOYDS 0112                                                   99
     AA-1126138               LLOYDS 0138                                                  132
     AA-1126183               LLOYDS 0183                                                1,405
     AA-1126187               LLOYDS 0187                                                   35
     AA-1126190               LLOYDS 0190                                                5,927
     AA-1126205               LLOYDS 0205                                                1,066
     AA-1126219               LLOYDS 0219                                                  768

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1126227               LLOYDS 0227                                                  202
     AA-1126250               LLOYDS 0250                                                  146
     AA-1126270               LLOYDS 0270                                                  237
     AA-1126282               LLOYDS 0282                                                  975
     AA-1126314               LLOYDS 0314                                                  134
     AA-1126318               LLOYDS 0318                                                1,652
     AA-1126329               LLOYDS 0329                                                  159
     AA-1126340               LLOYDS 0340                                                   31
     AA-1126362               LLOYDS 0362                                                  467
     AA-1126375               LLOYDS 0375                                                  232
     AA-1126376               LLOYDS 0376                                                1,631
     AA-1126382               LLOYDS 0382                                                  270
     AA-1126386               LLOYDS 0386                                                  105
     AA-1126435               LLOYDS 0435                                                2,370
     AA-1126456               LLOYDS 0456                                                  298
     AA-1126457               LLOYDS 0457                                                  367
     AA-1126483               LLOYDS 0483                                                   45
     AA-1126484               LLOYDS 0484                                                   31
     AA-1126488               LLOYDS 0488                                                  676
     AA-1126490               LLOYDS 0490                                                   68
     AA-1126507               LLOYDS 0507                                                  521
     AA-1126510               LLOYDS 0510                                                4,519
     AA-1126529               LLOYDS 0529                                                  200
     AA-1126535               LLOYDS 0535                                                  197
     AA-1126557               LLOYDS 0557                                                  251
     AA-1126566               LLOYDS 0566                                                  671
     AA-1126570               LLOYDS 0570                                                  636
     AA-1126575               LLOYDS 0575                                                   85
     AA-1126582               LLOYDS 0582                                                  124
     AA-1126588               LLOYDS 0588                                                  281
     AA-1126609               LLOYDS 0609                                                  587
     AA-1126623               LLOYDS 0623                                                  896
     AA-1126625               LLOYDS 0625                                                   46
     AA-1126626               LLOYDS 0626                                                   29
     AA-1126672               LLOYDS 0672                                                1,980
     AA-1126683               LLOYDS 0683                                                  205
     AA-1126727               LLOYDS 0727                                                  423
     AA-1126735               LLOYDS 0735                                                  149
     AA-1126741               LLOYDS 0741                                                  177
     AA-1126744               LLOYDS 0744                                                  142
     AA-1126780               LLOYDS 0780                                                  866
     AA-1126800               LLOYDS 0800                                                1,730
     AA-1126807               LLOYDS 0807                                                   16
     AA-1126824               LLOYDS 0824                                                3,734
     AA-1126839               LLOYDS 0839                                                2,475
     AA-1126861               LLOYDS 0861                                                  973
     AA-1126947               LLOYDS 0947                                                   49
     AA-1126957               LLOYDS 0957                                                  120
     AA-1126958               LLOYDS 0958                                                1,651
     AA-1126959               LLOYDS 0959                                                  156
     AA-1126960               LLOYDS 0960                                                   61
     AA-1126990               LLOYDS 0990                                                  350

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1126991               LLOYDS 0991                                                  289
     AA-1126994               LLOYDS 0994                                                  118
     AA-1127003               LLOYDS 1003                                                5,644
     AA-1127007               LLOYDS 1007                                                  496
     AA-1127009               LLOYDS 1009                                                1,633
     AA-1127023               LLOYDS 1023                                                   50
     AA-1127027               LLOYDS 1027                                                  124
     AA-1127036               LLOYDS 1036                                                  131
     AA-1127047               LLOYDS 1047                                                  508
     AA-1127069               LLOYDS 1069                                                   87
     AA-1127084               LLOYDS 1084                                                1,839
     AA-1127096               LLOYDS 1096                                                  242
     AA-1127101               LLOYDS 1101                                                  120
     AA-1127141               LLOYDS 1141                                                  119
     AA-1127173               LLOYDS 1173                                                1,199
     AA-1127183               LLOYDS 1183                                                  698
     AA-1127185               LLOYDS 1185                                                   71
     AA-1127200               LLOYDS 1200                                                  222
     AA-1127205               LLOYDS 1205                                                   40
     AA-1127206               LLOYDS 1206                                                  210
     AA-1127207               LLOYDS 1207                                                  432
     AA-1127208               LLOYDS 1208                                                   32
     AA-1127209               LLOYDS 1209                                                  993
     AA-1127212               LLOYDS 1212                                                4,621
     AA-1127215               LLOYDS 1215                                                1,408
     AA-1127218               LLOYDS 1218                                                  488
     AA-1127221               LLOYDS 1221                                                  588
     AA-1127223               LLOYDS 1223                                                   45
     AA-1127224               LLOYDS 1224                                                  143
     AA-1127225               LLOYDS 1225                                                  245
     AA-1127227               LLOYDS 1227                                                1,668
     AA-1127234               LLOYDS 1234                                                   38
     AA-1127236               LLOYDS 1236                                                   33
     AA-1127239               LLOYDS 1239                                                   80
     AA-1127241               LLOYDS 1241                                                1,767
     AA-1127243               LLOYDS 1243                                                  703
     AA-1127245               LLOYDS 1245                                                  155
     AA-1127265               LLOYDS 1265                                                    4
     AA-1127301               LLOYDS 1301                                                   82
     AA-1127308               LLOYDS 1308                                                   29
     AA-1127411               LLOYDS 1411                                                  128
     AA-1127688               LLOYDS 1688                                                  176
     AA-1127861               LLOYDS 1861                                                2,026
     AA-1127900               LLOYDS 1900                                                  930
     AA-1128000               LLOYDS 2000                                                  657
     AA-1128001               LLOYDS 2001                                                8,453
     AA-1128002               LLOYDS 2002                                                   76
     AA-1128003               LLOYDS 2003                                               18,500
     AA-1128010               LLOYDS 2010                                                  718
     AA-1128011               LLOYDS 2011                                                1,085
     AA-1128020               LLOYDS 2020                                               12,168
     AA-1128027               LLOYDS 2027                                                1,766
     AA-1128121               LLOYDS 2121                                                    -
     AA-1128147               LLOYDS 2147                                                  219
     AA-1128183               LLOYDS 2183                                                  124
     AA-1128241               LLOYDS 2241                                                  239

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1128323               LLOYDS 2323                                                   83
     AA-1128376               LLOYDS 2376                                                  228
     AA-1128488               LLOYDS 2488                                                2,869
     AA-1128591               LLOYDS 2591                                                  693
     AA-1128623               LLOYDS 2623                                                  422
     AA-1128724               LLOYDS 2724                                                  101
     AA-1128741               LLOYDS 2741                                                   98
     AA-1128791               LLOYDS 2791                                                5,092
     AA-1128987               LLOYDS 2987                                                2,791
     AA-1129000               LLOYDS 3000                                                  689
     AA-1129030               LLOYDS 3030                                                  242
     AA-1126004               LLOYDS 4444                                                    -
     AA-1126003               LLOYDS 5000                                                  966
     AA-1122000               LLOYD'S UNDERWRITERS                                      61,972
     AA-1128020               WELLINGTON U/W FOR LLOYDS 2020                                 3
     AA-1128468               LLOYDS 2468                                                   27
     AA-1129210               LLOYDS 3210                                                1,057
                                                                                --------------
                              Total Lloyds Underwriters and Syndicates          $      205,934
                                                                                --------------

     06-0839705    82627      SWISS RE LIFE & HEALTH AMERICA INC.                            -
     06-0839705    82627      SWISS RE LIFE & HEALTH AMERICA INC.                        7,105
     13-1675535    25364      SWISS REINSURANCE AMERICA CORP                           184,140
     AA-1460045               EUROPEAN REINSURANCE COMPANY OF ZURICH                        12
     AA-1120950               MERCANTILE & GENERAL REINSURANCE CO. LTD.                      -
     AA-1121405               SR INTERNATIONAL BUSINESS INSURANCE CO. LTD.                 189
     AA-1340045               SWISS RE - GERMANY                                         2,723
     AA-1930040               SWISS RE AUSTRALIA BRANCH                                  3,743
     AA-1360240               SWISS RE ITALIA SPA                                            -
     AA-1121400               SWISS REINSURANCE CO. (UK) LTD.                              541
     AA-1560160               SWISS REINSURANCE COMPANY CANADA                           1,384
     AA-1460155               SWISS REINSURANCE COMPANY                                      -
     AA-1460146               SWISS REINSURANCE COMPANY                                  3,535
                                                                                --------------
                              Total Swiss Re Group                              $      203,372
                                                                                --------------


     06-0949141    33197      COLOGNE REINSURANCE CO OF AMERICA                          1,218
     75-1588101    35882      GEICO GENERAL INS CO                                         451
     13-2572994    86258      GENERAL & COLOGNE LIFE RE OF AMERICA                       2,427
     13-2673100    22039      GENERAL REINSURANCE CORPORATION                          180,047
     13-1958482    11967      GENERAL STAR NATIONAL INSURANCE CO                         2,333
     06-1024360    38962      GENESIS INSURANCE COMPANY                                      -
     47-0355979    20087      NATIONAL INDEMNITY COMPANY                                45,349
     75-1670124    38318      REPUBLIC INSURANCE COMPANY                                 1,698
     13-2953213    36048      UNIONE ITALIANA REINS CO OF AMERICA                          460
     06-0876629    37362      GENERAL STAR INDEMNITY                                         9
                              BERKSHIRE HATHAWAY INTERNATIONAL                             319
     AA-1340003               EUROPA RUCKVERSICHERUNGS AG.                                   -
     AA-1120363               FARADAY REINSURANCE CO. LTD.                                 933
     AA-1930285               GENERAL AND COLOGNE RE AUS (NEW ZEALAND BRANCH)               88
     AA-1220070               GENERAL COLOGNE RE RUCKVERS-AG, WIEN                         270
     AA-1930285               GENERAL RE AUSTRALIA LTD                                     797
     AA-1120668               GENERAL RE UK LTD                                            154
     AA-1340145               KOLNISCHE RUCKVERSICHERUNGS GESELLSCHAFT                      68
                                                                                --------------
                              Total Berkshire Hathaway Group                    $      236,621
                                                                                --------------
                              Total Non-Affiliates                              $      915,061
                                                                                --------------
                                Total                                           $   15,059,044
                                                                                ==============

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Reinsurance Assumed and Ceded

     The maximum amount of return commission which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2004 with the return of the unearned premium reserve is as follows:

                           Assumed Reinsurance         Ceded Reinsurance                  Net
                        ------------------------   ------------------------   --------------------------
                          Premium     Commission      Premium    Commission     Premium      Commission
     (in thousands)       Reserves      Equity       Reserves      Equity       Reserves       Equity
     Affiliated         $ 5,283,256   $  672,080   $ 3,314,793   $  398,922   $  1,968,463   $  273,158
     Non Affiliated           6,117          778       467,677       56,283   $   (461,560)     (55,505)
                        -----------   ----------   -----------   ----------   ------------   ----------
     Total              $ 5,289,373   $  672,858   $ 3,782,470   $  455,205   $  1,506,903   $  217,653
                        -----------   ----------   -----------   ----------   ------------   ----------

     The Company reported in its 2004 underwriting results $61,922,748 of statutory loss comprised of premiums earned of $(8,314,944) and losses incurred of $53,607,804 as a result of commutations with the following reinsurers:

     Company                                         Amount
     -------                                     ---------------
     Farm Bureau Mutual                          $       634,281
     Providence Washington                              (17,272)
     TIG Insurance Co.                                 (869,936)
     Aviabel S.A.                                        274,100
     Royal and Sun Alliance PLC                          234,088
     CX Reinsurance                                    4,273,740
     SCOR Re                                          21,276,221
     AXA Corporate Solutions                           3,474,997
     AXA Albingia                                      5,837,110
     National Indemnity Co.                            2,670,601
     General Re Corp.                                 16,089,880
     Trenwick America                                    583,625
     Cottrell Syndicate                                 (66,993)
     Converium Reins.                                  7,528,306
                                                 ---------------
     Total                                       $    61,922,748
                                                 ---------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

                                                                  Assumed              Ceded
                                                              ---------------    ---------------
     Retroactive Reinsurance for the year ended December 31, 2004 a  Reserves Transferred:
     1) Initial Reserves                                      $   216,347,022    $   157,334,919
     2) adjustments - prior year(s)                                         -                  -
     3) adjustments - current year                               (181,238,187)       (51,367,218)
                                                              ---------------    ---------------
     4) current total                                         $    35,108,835    $   105,967,701
                                                              ---------------    ---------------

     b  Consideration Paid or Received:
     1) Initial Reserves                                      $   194,940,000    $   276,436,985
     2) adjustments - prior year(s)                                         -                  -
     3) adjustments - current year                               (180,000,000)       (18,038,159)
                                                              ---------------    ---------------
     4) current total                                         $    14,940,000    $   258,398,826
                                                              ---------------    ---------------

     c  Paid Loss Reimbursed or Recovered:
     1) prior year(s)                                         $     1,431,885    $   296,392,127
     2) current year                                                1,780,466         29,567,178
                                                              ---------------    ---------------
     3) current total                                         $     3,212,351    $   325,959,305
                                                              ---------------    ---------------

     d  Special Surplus from Retroactive Reinsurance:
     1) initial surplus gain or loss                          $             -    $    47,558,663
     2) adjustments - prior year(s)                                         -                  -
     3) adjustments - current year                                          -         34,019,179
                                                              ---------------    ---------------
     4) current year restricted surplus                                     -         81,577,842
                                                              ---------------    ---------------
     5) cumulative total transferred to unassigned funds      $             -    $     1,805,141
                                                              ---------------    ---------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     All cedents and reinsurers involved in all transactions included in summary totals above: (in thousands)

        Code               Company                                       Assumed          Ceded
     ----------   --------------------------------                    -------------   --------------
     AA-1320035   AXA RE                                              $           -   $    1,010,036
       19453      TRANSRECO                                                       -        1,046,700
     AA-3194128   ALLIED WORLD ASSURANCE CO. LTD                                  -            9,276
     AA-3194126   ARCH REINSURANCE LTD.                                           -           18,552
     AA-3194130   ENDURANCE SPECIALTY INSURANCE                                   -          169,141
     AA-1121425   MARKEL INTL INSURANCE CO LTD.                                   -          130,422
       39845      EMPLOYERS REINSURANCE CO                                        -          111,902
       10357      PLATINUM UNDERWRITERS REINSURA                                  -           75,294
       23043      LIBERTY MUTUAL                                                  -           51,855
       22977      LUMBERMENS MUTUAL CASUALTY CO                                   -          172,826
       42439      TOA RE INS CO OF AMERICA                                        -          220,239
     AA-1121366   SPHERE DRAKE INSURANCE LTD                                      -            4,272
     AA-1340099   ALLIANZ MARINE & AVIATION VERS                                  -           48,188
       30058      SCOR REINS. CO.                                                 -           14,815
     AA-3190800   ALEA (BERMUDA) LTD.                                             -          247,686
     AA-1120355   CX REINSURANCE COMPANY LTD.                                     -          345,653
     AA-1340125   HANNOVER RUCKVERSICHERUNGS AG.                                  -          315,165
       19895      ATLANTIC MUTUAL INS. CO.                                        -           12,599
     AA-1930320   GORDIAN RUNOFF LTD.                                             -           47,405
     AA-1320105   COMPAGNIE TRANSCONTINENTALE DE                                  -            3,161
     AA-1340085   E&S RUCKVERSICHERUNGS AG                                        -            5,057
     AA-1340255   WURTTEMBURGISCHE VERSICHERUNG,                                  -          143,753
     AA-1120440   COPENHAGEN REINSURANCE (U.K.)                                   -            2,850
     AA-1120140   ALLIANZ CORNHILL INS PLC                                        -          152,894
     AA-1121400   SWISS REINSURANCE CO. (UK) LTD                                  -          114,670
     AA-1460080   HELVETIA, COMPAGNIE SUISSE D'A                                  -          123,217
     AA-1460025   LA BALOISE INS. CO. LTD.                                        -           61,268
       10103      AMERICAN AGRICULTURAL INS. CO.                                  -           28,846
       10227      AMERICAN REINSURANCE                                            -          149,413
       24767      ST. PAUL F&M-MN.                                                -          596,521
       25070      CLEARWATER INS. CO                                              -          186,608
     AA-1340218   TELA VERSICHERUNG AKT.                                          -           42,755
       22969      GE REINSURANCE CORP.                                            -           77,820
     AA-1120512   GE SPECIALTY                                                    -            8,583
       25364      SWISS RE AMERICA CORP.                                          -        1,663,382
       20443      CONTINENTAL CASUALTY COMPANY                                    -          157,361
       13021      UNITED FIRE & CASUALTY COMPANY                                  -            1,596
     AA-1120481   QBE INT'L INS LTD                                               -           91,477
     AA-1560483   HANNOVER RE-CANADA                                              -          285,264
     AA-3190256   LYNDON PROPERTY INS. CO.                                        -          262,666
       10048      HYUNDAI M & F INS CO (US BR)                                    -            2,394
     AA-1126002   LLOYDS 0002                                                     -          152,894
     AA-1126033   LLOYDS 0033                                                     -            1,422
     AA-1126040   LLOYDS 0040                                                     -            2,850
     AA-1126079   LLOYDS 0079                                                     -           14,278
     AA-1126112   LLOYDS 0112                                                     -            4,284
     AA-1126122   LLOYDS 0122                                                     -            2,850
     AA-1126183   LLOYDS 0183                                                     -            5,714

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1126205   LLOYDS 0205                                                     -           60,351
     AA-1126376   LLOYDS 0376                                                     -            2,850
     AA-1126483   LLOYDS 0483                                                     -            4,284
     AA-1126484   LLOYDS 0484                                                     -            2,136
     AA-1126535   LLOYDS 0535                                                     -           90,536
     AA-1126957   LLOYDS 0957                                                     -           80,158
     AA-1126990   LLOYDS 0990                                                     -           30,887
     AA-1126991   LLOYDS 0991                                                     -            2,850
     AA-1127003   LLOYDS 1003                                                     -            4,284
     AA-1127047   LLOYDS 1047                                                     -            1,422
     AA-1127212   LLOYDS 1212                                                     -          184,638
     AA-1127215   LLOYDS 1215                                                     -            2,850
     AA-1127221   LLOYDS 1221                                                     -           90,536
     AA-1128488   LLOYDS 2488                                                     -          201,255
     AA-1126034   LLOYDS 0034                                                     -           11,416
     AA-1128001   LLOYDS 2001                                                     -           45,869
     AA-1127241   LLOYDS 1241                                                     -          230,005
       82627      SWISS RE LIFE & HEALTH AMERICA                                  -          329,391
       31089      REPUBLIC WESTERN INS CO                                         -            3,990
       38776      FOLKSAMERICA REINSURANCE CO.                                    -          224,413
       36552      AXA CORPORATE SOLUTIONS                                         -           29,945
       39322      GENERAL SECURITY NATIONAL                                       -          231,626
       34894      TRENWICK AMERICA RE                                             -          197,048
       32603      BERKLEY INS CO                                                  -           74,706
     AA-1320035   AXA RE                                                          -          128,186
     AA-1120126   ALEA LONDON LTD.                                                -           76,448
       39675      PMA CAPITAL INS CO                                              -          149,413
     AA-1560745   SCOR CANADA REINSURANCE COMPAN                                  -          368,694
       42439      TOA-RE INS CO.                                                  -          244,381
     AA-1340090   GE FRANKONA RUCKVERSICHERUNGS                                   -           13,960
     AA-3190529   GAI INS CO. LTD.                                                -          128,015
       23680      ODYSSEY AMER RE CORP.                                           -        1,130,478
     AA-3190005   AMERICAN INTERNATIONAL REINS. CO., LTD.                         -       60,988,320
       15032      GUIDEONE MUTUAL INS. CO.                               10,676,730                -
     AA-3191086   ASTRO LTD.                                                      -          629,737
       10535      ALASKA SCHOOLS INS. CO.                                         -           42,875
     AA-3160040   DBB INSURANCE CO. LTD.                                          -          176,271
         -        UPINSCO INC.                                                    -        3,225,796
         -        P.E.G. REINSURANCE CO.                                          -       27,014,844
         -        BUILDERS INS. CO., LTD.                                         -          137,439
       19399      AIU INSURANCE CO.                                       1,017,636          977,522
       19380      AMERICAN HOME ASSURANCE CO.                             4,842,225                -
       19445      NATIONAL UNION INS. CO. OF PITTSBURGH, PA.             18,572,244                -
                                                                      -------------   --------------
                  Total                                               $  35,108,835   $  105,967,700
                                                                      =============   ==============

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

8.   Capital and Surplus and Dividend Restrictions

     Under New York law the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10% of the Company's statutory surplus as of December 31, 2004, or 100% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2004) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2004, the maximum dividend payments, which may be made without prior approval during 2005, is approximately $339,364,318. Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     The portion of unassigned funds (surplus) at December 31, 2004 represented or reduced by each item below is as follows:

     (a) Unrealized gains and losses     $ 1,570,673,421
     (b) Non-admitted asset values       $  (812,118,702)
     (c) Separate account business       $             -
     (d) Assets valuation reserves       $             -
     (e) Provision for reinsurance       $  (376,737,564)

     The Company has 1,758,158 shares authorized, 1,695,054 shares issued and outstanding of common stock with a par value per share of $15. The Company has no preferred stock outstanding.

9.   Other Items

     September 11, 2001 Events

     In 2004, the gross losses recognized as a result of September 11 events for the Company were $(23,965,836) of which $(18,758,541) are recovered or recoverable. Thus, the net incurred is $(5,207,295). All contingencies and unpaid claims or losses resulting from the September 11 events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term. The Company does not believe it is subject to any unusual risk concentrations.

     As of December 31, 2004 the amount of reserve credit recorded for high deductibles on unpaid claims was $3.2 billion and the amount billed and recoverable on paid claims was $367.2 million, of which $21 million was non-admitted.

     The Company underwrites a significant concentration of its direct business with brokers.

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company's percentage of direct policyholder dividend participating policies is 0.05%. Policyholder dividends are accounted for on an incurred basis and the amount of policyholder dividends was $532,291 in 2004.

     The following balances comprise "Other Assets" in the accompanying Statement of Admitted Assets.

                                                         2004
                                                    --------------
     Guaranty funds receivable or on deposit        $   18,705,671
     Loss funds on deposit                              84,258,451
     Outstanding loss drafts                           277,641,408
     Accrued recoverables                                5,963,040
     Servicing carrier receivable                        6,453,194
     Other                                             (21,116,448)
                                                    --------------
     Other assets                                   $  371,905,316
                                                    --------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The Company routinely assesses the collectibility of its receivable balances and has established reserves for potential uncollectible premiums receivable due from agents' and reinsurance recoverable balances. The Company has established reserves of $103.9 million to cover any potential uncollectible balance, which are reported as a contra asset within "Other Assets" in the accompanying Statement of Admitted Assets.

10.  Contingencies

     Legal Proceedings:

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants, and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of their prevailing in these actions, or the potential damages in the event liability is determined.

     On September 2, 2005 AIG sued Robert Plan Corporation, the agency, which services the Personal Lines Pool assigned risk business alleging the misappropriation of funds and other violations related to contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370 million in disgorged profits and $500 million of punitive damages. Subsequently, the Company was named as a plaintiff in this case. The Company believes this lawsuit is without merit and intends to defend it vigorously.

     On October 14, 2004, the Office of the Attorney General of the State of New York (NYAG) brought a lawsuit challenging certain insurance brokerage practices related to contingent commissions. Neither AIG nor any of its subsidiaries is a defendant in that action, although two employees of the Company pleaded guilty in connection with the NYAG's investigation in October 2004 and two additional employees of the Company pleaded guilty in February 2005. AIG and the Company have cooperated, and will continue to cooperate, in the investigation. Regulators from several additional states have commenced investigations into the same matters, and the Company expects there will be additional investigations as well.

     In February 2005, AIG received subpoenas from the NYAG and the SEC relating to investigations into the use of non-traditional insurance products and certain assumed reinsurance transactions and AIG's accounting for such transactions. The United States Department of Justice and various state regulators are also investigating related issues. AIG and the Company have cooperated, and will continue to cooperate, in producing documents and other information in response to the subpoenas.

     A number of lawsuits have been filed regarding the subject matter of the investigations of insurance brokerage practices, including derivative actions, individual actions and class actions under the federal securities laws, Racketeer Influenced and Corrupt Organizations Act (RICO), Employee Retirement Income Security Act (ERISA) and state common and corporate laws in both federal and state courts.

     Between October 19, 2004 and August 1, 2005, AIG or its subsidiaries, including the Company, were named as a defendant in thirteen complaints that were filed in federal court and two that were originally filed in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust laws, as well as federal RICO laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases are in the process of being transferred to the District of New Jersey. On August 1, 2005, the plaintiffs in the multidistrict litigation filed a First Consolidated Amended

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Commercial Class Action Complaint which names AIG, the Company, and the following additional AIG subsidiaries as defendants: AIU Insurance Company, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 1, 2005, AIG, the Company, and AIG Life Insurance Company were named as defendants in a First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. In addition, two complaints were filed against AIG, and AIG and Lexington Insurance Company, respectively, in Massachusetts state court, and one complaint was filed against AIG in Florida state court, making claims similar to those in the federal cases above.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with industry-wide and other inquiries. It is possible that additional civil or regulatory proceedings will be filed.

     Various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance written between 1985 and 1996.

     On May 18, 2005, the Office of Insurance Regulation (the OIR) of the State of Florida issued an Order (the Order) notifying 43 insurers within the AIG holding company system, including the Company, which are either authorized insurers or eligible surplus lines insurers in the State of Florida (the AIG Insurers) of an investigation to be made of the AIG Insurers. The Order requires the AIG Insurers to provide certain information about, and take certain steps with respect to, the "improper or inappropriate transactions" referenced in the March 30, 2005 and May 1, 2005 AIG press releases referenced in and attached to the Order. The Order cites several provisions of the Florida laws, including Section 624.404(3)(a) of the Florida Statutes which prohibits the continuance of authority to transact insurance in the State of Florida to any insurer the management, officers, or directors of which are found to be, among other things, untrustworthy. The Order was amended on June 10, 2005 to state that a number of the AIG Insurers, based on representations they made to the OIR, have complied with the Order. The amended Order also granted the remaining AIG Insurers an extension of 90 days, until September 6, 2005, to complete their response to certain aspects of the Order and provide the OIR with certain other requested information. On September 6, 2005, the OIR agreed that the Order would be again amended to grant the remaining AIG Insurers a further extension of 90 days, until December 5, 2005, in which to complete their response. The OIR indicated that this further extension is warranted in light of the continuing cooperation of the AIG Insurers with the OIR's investigation. A draft amended Order memorializing the extension is presently pending execution.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial condition or results of operation.

     The Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at this time. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial condition, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

     Other Matters:

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, products liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for incurred but not reported losses (IBNR) and loss adjustment expenses based on management's judgment after reviewing all the available loss, exposure, and other information.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The Company's asbestos related losses and loss adjustment expenses (case &
     IBNR) are as follows:

     (in thousands)
     --------------
                                                                         2004
                                                                      ----------
     Gross of Ceded Reinsurance:
       Beginning reserves                                             $  290,476
       Incurred losses and loss adjustment expenses                      570,279
       Calendar year payments for losses and loss adjustment expense      77,549
                                                                      ----------
       Ending reserves                                                $  783,206
                                                                      ==========
     Net of Ceded Reinsurance:
       Beginning reserves                                             $  103,263
       Incurred losses and loss adjustment expenses                      275,687
       Calendar year payments for losses and loss adjustment expense      30,688
                                                                      ----------
       Ending reserves                                                $  348,262
                                                                      ==========

     The Company's environmental related losses and loss adjustment expenses (case & IBNR) are as follows:

     (in thousands)
     --------------
                                                                         2004
                                                                      ----------
     Gross of Ceded Reinsurance:
       Beginning reserves                                             $  194,043
       Incurred losses and loss adjustment expenses                      111,080
       Calendar year payments for losses and loss adjustment expense      41,607
                                                                      ----------
       Ending reserves                                                $  263,516
                                                                      ==========
     Net of Ceded Reinsurance:
       Beginning reserves                                             $   80,833
       Incurred losses and loss adjustment expenses                       82,751
       Calendar year payments for losses and loss adjustment expense      21,559
                                                                      ----------
       Ending reserves                                                $  142,025
                                                                      ==========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2004 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers supplying the annuity on certain structured settlements, are unable to meet their obligations, the Company would be liable for the payments of benefits. The Company has never incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved the likelihood of a loss is remote. Certain annuities are purchased from affiliates of the Company.

     Loss Reserves Eliminated By Annuities    Unrecorded Loss Contingencies

                 $665,100,000                          $649,400,000

     As part of its private equity portfolio investment, as of December 31, 2004 the Company may be called upon for an additional capital investment of up to $319.3 million. The Company expects only a small portion will be called during 2005.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

11.  Liability for Unpaid Losses and Loss Adjustment Expenses

     Activity in the liability for unpaid claims and claim adjustment expenses is summarized as follows:

(in thousands)
     --------------
                                                              2004
                                                         -------------
     Net Balance at January 1                            $  13,824,608
       Less reinsurance recoverable                          7,436,153
                                                         -------------
                                                             6,388,455

     Incurred related to:
       Current year                                          4,654,796
       Prior years                                           1,702,614
                                                         -------------
     Total incurred                                          6,357,410
                                                         -------------
     Paid related to:
       Current year                                            933,937
       Prior years                                           2,454,129
                                                         -------------
    Total paid                                               3,388,066
                                                         -------------

     Net Balance at December 31                              9,357,799
       Plus unpaid losses and LAE recoverable                6,094,528
                                                         -------------
                                                         $  15,452,327
                                                         =============

     Due to SSAP No. 3 "Correction of an Error", the incurred figures do not agree with the company financial statement (underwriting and investment exhibit). The figures are presented in accordance with the Company's Schedule P treatment.

     Estimated ultimate incurred losses and loss adjustment expenses attributable to insured events of prior years has increased by $868,784,000 in calendar years 2004. This increase was generally the result of actual loss emergence in the 2004 as well as ongoing analysis of recent loss development trends.

     Unpaid losses and loss adjustment expenses have been reduced by anticipated salvage and subrogation in the amount of approximately $161,123,000 at December 31, 2004.

12.  Subsequent Events (Unaudited)

     In late August 2005, a category 4 hurricane, Katrina hit the central gulf coast area and New Orleans, Louisiana. The Company has estimated its potential pre-tax loss exposure for Hurricane Katrina, including cost of reinstatements to be $60.3 million.

     On October 15, 2005, the Company entered into a Capital Maintenance Agreement (CMA) with its ultimate Parent, AIG. The CMA requires a capital contribution to the Company in the event its 2004 surplus drops below its currently filed level, or its RBC ratio drops below 200% of Authorized Control Level for 2004, each as determined by the Company's domiciliary regulator. The CMA expires 12 months after issuance. The Parent Company is currently considering an additional capital contribution.